N-2	Jan. 27, 2025 USD ($)
Cover [Abstract]
Entity Central Index Key	0001796242
Amendment Flag	false
Entity Inv Company Type	N-2
Securities Act File Number	333-235443
Investment Company Act File Number	811-23499
Document Type	N-2
Document Registration Statement	true
Post-Effective Amendment	true
Post-Effective Amendment Number	11
Investment Company Act Registration	true
Investment Company Registration Amendment	true
Investment Company Registration Amendment Number	12
Entity Registrant Name	Goldman Sachs Real Estate Diversified Income Fund
Entity Address, Address Line One	200 West Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10282
City Area Code	212
Local Phone Number	902-1000
Approximate Date of Commencement of Proposed Sale to Public	As soon as practicable after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	true
Primary Shelf [Flag]	false
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	false
Effective upon Filing, 486(b)	false
Effective on Set Date, 486(b)	true
Effective on Date, 486(b)	Jan. 28, 2025
Effective after 60 Days, 486(a)	false
Effective on Set Date, 486(a)	false
New Effective Date for Previous Filing	false
Additional Securities. 462(b)	false
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	false
Registered Closed-End Fund [Flag]	true
Business Development Company [Flag]	false
Interval Fund [Flag]	true
Primary Shelf Qualified [Flag]	false
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
New CEF or BDC Registrant [Flag]	false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Shareholder Transaction Expenses (as a percentage of the offering price)	Class A	Class L	Class C	Class W	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price) (1)	5.75%	4.25%	None	None	None
Maximum Deferred Sales Charge (Load) on Shares Repurchased (as a percentage of the lower of original purchase price or sales proceeds) (2)	1.00%	None	1.00%	None	None
Dividend Reinvestment Plan Fees (3)	None	None	None	None	None

(1)
While Class I Shares do not impose a front-end sales charge, if you purchase Class I Shares through certain Intermediaries, they may directly charge you transaction or other fees in such amount as they may determine. Please consult your Intermediary for additional information. For a description of the sales load and of other compensation paid to the Distributor by the Fund, see “Shareholder Guide.”

(2)
Purchases of the Fund’s Class A Shares of $1 million or more may be subject to a maximum deferred sales charge of 1.00% on shares tendered for repurchase within 18 months. Purchases of the Fund’s Class A Shares of less than $1 million are not subject to a deferred sales charge.

(3)	The expenses of administering the Fund’s Dividend Reinvestment Plan are part of the transfer agency fee (which is included in “Other Operating Expenses”).

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]

Estimated Annual Expenses (as a percentage of average net assets assuming the use of leverage)
Management Fee (4)	1.25%	1.25%	1.25%	1.25%	1.25%
Interest Payments on Borrowed Funds (5)	0.10%	0.10%	0.10%	0.10%	0.10%
Total Other Expenses	0.78%	1.03%	1.53%	0.78%	0.53%
Distribution and/or Servicing Fee	0.25%	0.50%	1.00%	0.25%	None
Other Operating Expenses (6)	0.53%	0.53%	0.53%	0.53%	0.53%
Acquired Fund Fees and Expenses (7)	None	None	None	None	None

Total Annual Expense Ratio	2.13%	2.38%	2.88%	2.13%	1.88%

Expense Limitation (8)	(0.04)%	(0.04)%	(0.04)%	(0.04)%	(0.04)%
Total Annual Expense Ratio After Expense Limitation	2.09%	2.34%	2.84%	2.09%	1.84%
(1)
While Class I Shares do not impose a front-end sales charge, if you purchase Class I Shares through certain Intermediaries, they may directly charge you transaction or other fees in such amount as they may determine. Please consult your Intermediary for additional information. For a description of the sales load and of other compensation paid to the Distributor by the Fund, see “Shareholder Guide.”

(2)
Purchases of the Fund’s Class A Shares of $1 million or more may be subject to a maximum deferred sales charge of 1.00% on shares tendered for repurchase within 18 months. Purchases of the Fund’s Class A Shares of less than $1 million are not subject to a deferred sales charge.

(3)	The expenses of administering the Fund’s Dividend Reinvestment Plan are part of the transfer agency fee (which is included in “Other Operating Expenses”).
(4)	The Fund pays a management fee to the Investment Adviser in an annual amount equal to 1.25% of the Fund’s average daily net assets.
(5)
These expenses represent an estimate of interest payments the Fund expects to incur in connection with its credit facilities during its current fiscal year (and thus may change significantly over time) and includes undrawn commitment fees. The Fund currently borrows under margin loan agreements with JPMorgan Chase Bank and with The Bank of Nova Scotia. See “Principal Risks of the Fund
—Borrowing
” and “Leverage.”

(6)	The Other Operating Expenses for the Fund include all other expenses incurred by the Fund. The Other Operating Expenses are based on estimated amounts for the Fund’s current fiscal year.
(7)
“Acquired Fund Fees and Expenses” include the fees and expenses of underlying investment companies in which the Fund invests, including private investment companies traditionally referred to as hedge funds or private equity funds. Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year and may change significantly over time. Fees and expenses associated with investments in structured finance vehicles or investment companies not traditionally referred to as “hedge funds” or “private equity funds”—including REITs, REOCs, and Private Real Estate Investment Funds—are not included in Acquired Fund Fees and Expenses above. Nevertheless, such fees and expenses are borne indirectly by the Fund and thus have the effect of reducing the Fund’s return. Acquired Fund Fees and Expenses reflect an underlying investment company’s operating expenses (i.e., management fees, performance-based fees or allocations, administration fees and professional and other direct, fixed fees and expenses). The indirect fees and expenses of the Private Real Estate Investment Funds typically range from 0.50% to 2.50% on an annual basis and include management fees, administration fees and professional and other direct, fixed fees and expenses of the Private Real Estate Investment Funds. Furthermore, certain Private Real Estate Investment Funds may charge investors (such as the Fund) incentive allocations or fees on performance exceeding a defined “hurdle rate.”

(8)
The Investment Adviser has agreed to reduce or limit “Other Operating Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, distribution and service fees, as applicable, taxes, interest, credit facility commitment fees, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.354% of the Fund’s average daily net assets attributed to such class through at least January 28, 2026, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]
Expense Example
The following Example is intended to help you understand the various costs and expenses that you, as a holder of Shares, would bear. The Example assumes that you invest $1,000 in Shares of the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested at NAV, and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be
(1)
:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$77	$120	$165	$289
Class L Shares	$65	$113	$164	$302
Class C Shares	$29	$89	$151	$320
Class W Shares	$21	$66	$114	$246
Class I Shares	$19	$59	$101	$220
If, at the end of each period, your Shares are repurchased in full, your costs would be
(1)
:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$77	$120	$165	$289
Class L Shares	$65	$113	$164	$302
Class C Shares	$39	$89	$151	$320
Class W Shares	$21	$66	$114	$246
Class I Shares	$19	$59	$101	$220

(1)
The Example should not be considered a representation of future expenses. The example assumes that the estimated “Other Operating Expenses” set forth in the Estimated Annual Expenses table is accurate and that all dividends and distributions are reinvested at NAV. Actual expenses may be greater or less than those shown, and the Fund’s actual rate of return may be greater or less than the hypothetical 5% return assumed in the Example. In addition to the fees and expenses described above, you may also be required to pay transaction or other fees on the purchase of Class I shares, which are not reflected in the Example. The Example should not be considered a representation of future expenses, and actual expenses may be greater or less than those shown.

Purpose of Fee Table , Note [Text Block]	The following table shows estimated Fund expenses as a percentage of Net Assets attributable to each Class of Shares. The purpose of the following table and the example below is to help you understand the fees and expenses that you, as a shareholder, would bear directly or indirectly. Shareholders should understand that some of the percentages indicated in the tables below are estimates and may vary. See “Management of the Fund” and “Additional Information About the Fund—Dividend Reinvestment Plan.” The following table should not be considered a representation of the Fund’s future expenses. Actual expenses may be greater or less than shown.
Other Transaction Fees, Note [Text Block]	The expenses of administering the Fund’s Dividend Reinvestment Plan are part of the transfer agency fee (which is included in “Other Operating Expenses”).
Other Expenses, Note [Text Block]	The Other Operating Expenses for the Fund include all other expenses incurred by the Fund. The Other Operating Expenses are based on estimated amounts for the Fund’s current fiscal year.
Management Fee not based on Net Assets, Note [Text Block]	The Fund pays a management fee to the Investment Adviser in an annual amount equal to 1.25% of the Fund’s average daily net assets.
Acquired Fund Fees and Expenses, Note [Text Block]	“Acquired Fund Fees and Expenses” include the fees and expenses of underlying investment companies in which the Fund invests, including private investment companies traditionally referred to as hedge funds or private equity funds. Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year and may change significantly over time. Fees and expenses associated with investments in structured finance vehicles or investment companies not traditionally referred to as “hedge funds” or “private equity funds”—including REITs, REOCs, and Private Real Estate Investment Funds—are not included in Acquired Fund Fees and Expenses above. Nevertheless, such fees and expenses are borne indirectly by the Fund and thus have the effect of reducing the Fund’s return. Acquired Fund Fees and Expenses reflect an underlying investment company’s operating expenses (i.e., management fees, performance-based fees or allocations, administration fees and professional and other direct, fixed fees and expenses). The indirect fees and expenses of the Private Real Estate Investment Funds typically range from 0.50% to 2.50% on an annual basis and include management fees, administration fees and professional and other direct, fixed fees and expenses of the Private Real Estate Investment Funds. Furthermore, certain Private Real Estate Investment Funds may charge investors (such as the Fund) incentive allocations or fees on performance exceeding a defined “hurdle rate.”
Acquired Fund Fees Estimated, Note [Text Block]	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year and may change significantly over time.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
INVESTMENT OBJECTIVE AND STRATEGIES
The Fund’s investment objective is to seek to produce income and achieve capital appreciation with low to moderate volatility and low to moderate correlation to the broader equity markets. The Fund defines “low to moderate volatility” to mean investment returns having a level of volatility equal to or lower than the broader equity markets as reflected in the S&P 500 Index, a broad-based measure of the U.S. stock market. “Volatility” is a statistical measure of the variability of returns for a given security or market index, and “correlation” is a statistical measure of how a given security or index moves in relation to another security or index.
The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its Managed Assets (measured at the time of purchase) in a portfolio of equity and debt investments in issuers that are primarily engaged in or related to the real estate industry (“real estate industry companies”). An issuer is primarily engaged in or related to the real estate industry if it derives at least 50% of its gross revenues or net profits from the ownership, development, construction, financing, management or sale of commercial, industrial or residential real estate or interests therein. Real estate industry companies may include (but are not limited to) Public REITs; REOCs; Private Real Estate Investment Funds; Non-Traded REITs; Public Investment Funds; and CMBS. The Fund’s 80% policy with respect to investment in real estate industry companies is not fundamental and may be changed by the Fund’s Board without shareholder approval. Shareholders will be provided with sixty (60) days’ notice in the manner prescribed by the SEC before any change in the Fund’s policy to invest at least 80% of its Managed Assets in the particular type of investment suggested by its name. The Fund’s investments in derivatives, other investment companies, including Underlying Funds, and other instruments are counted towards the Fund’s 80% investment policy to the extent they have economic characteristics similar to the investments included within that policy.
The Fund may invest in common stock, convertible or non-convertible preferred stock, warrants, convertible or non-convertible secured or unsecured debt and partnership or membership interests issued by real estate industry companies.
The Fund may invest without limitation in any sub-industry of the real estate industry, including but not limited to retail, office, multifamily, hospitality, industrial, healthcare, land and self-storage. The Fund concentrates investments in the real estate industry, meaning that under normal circumstances, it invests more than 25% of its Managed Assets in securities of issuers in the real estate industry.
The Fund’s SAI contains a list of the fundamental (those that may not be changed without shareholder approval) and non-fundamental (if any) investment policies of the Fund under the heading “Investment Restrictions.”
The Investment Adviser’s Strategy
The Fund pursues its investment objective of producing income and achieving low to moderate volatility and low to moderate correlation to the broader equity markets by diversifying its investments over a broad range of property types and real estate asset classes and taking advantage of the expertise of different asset managers. For example, the Fund may invest in companies focused on a variety of real estate asset classes and different qualities of real estate assets. When selecting investment vehicles, the Investment Adviser will evaluate asset managers by reviewing their experience, track record, current portfolios, and ability to weather real estate cycles by employing effective risk management and mitigation strategies. The Investment Adviser will also assess the likely risks and returns of the investment strategies utilized by the management of the investment vehicles, and evaluate the potential correlation among the investment strategies under consideration. The Investment Adviser generally will seek to invest in investments and investment vehicles whose expected risk-adjusted returns are determined to fit the Fund’s investment objective and likely to have low correlations among each other or with the broad equity and fixed-income markets. The Investment Adviser will seek to allocate the Fund’s assets so that the Fund may benefit from the performance of various investment vehicles, and from having access to new and existing investment vehicles that are often available only at substantial minimum investments.
The investment vehicles in which the Fund invests may employ a wide variety of investment strategies that invest in (i) equity, equity-related and other securities of companies across some or all real estate related sectors of the market, (ii) debt securities of companies across some or all real estate related sectors of the market and (iii) mortgage-backed securities. In addition, the Fund may invest in investment vehicles that use derivatives, including (but not limited to) forwards, futures contracts, options, warrants and interest rate swaps, in connection with managing their investments in real estate. In addition, the Fund may invest directly in CMBS, the preferred stock issued by REITs, and other convertible or non-convertible secured or unsecured real estate debt securities.
The Fund may also invest in derivatives, including (but not limited to) forwards, interest rate futures, interest rate swaps, call and put options, and credit default swaps, which are used primarily to hedge the Fund’s portfolio risks, manage the Fund’s duration and/or gain exposure to certain securities or indices. In addition, the Fund may seek to generate additional cash flow and reduce volatility by the sale of call options on certain securities in which it may invest. The Fund may write such options on securities that are listed on national domestic securities exchanges or foreign securities exchanges or traded in the over-the-counter market. The Fund expects that, under normal circumstances, the Fund will sell call options in an amount that is between 0% and 30% of the value of the Fund’s portfolio.
The Fund will opportunistically seek short exposures to equity and credit related instruments through the use of derivatives or synthetic instruments, including, but not limited to, credit default swaps (including credit default swaps on market indices). The Fund intends to implement short positions for hedging purposes or to seek to enhance absolute return, and may do so by using swaps or futures, or through short sales of any instrument that the Fund may purchase for investment.
The Investment Adviser reserves cash inflows on a quarterly basis as appropriate to meet unfunded commitments to Private Real Estate Investment Funds in the Fund’s portfolio. In addition, the Investment Adviser reserves capacity on the Fund’s credit facilities to fund any shortfalls in expected inflows.
Public REITs.
 REITs are investment vehicles that invest primarily in income-producing real estate or mortgages and other real estate-related loans or interests. Public REITs are listed on global stock exchanges and invest directly in real estate, typically through either properties or mortgages. In most countries, the tax efficiency of REITs is more attractive than that of other stock-issuing corporations. The latter is ordinarily subject to tax on income before distribution, whereas most REITs are not. This translates to higher potential profits for REIT shareholders.
The Fund’s investments in Public REITs are intended principally to generate current income, plus substantial liquidity for the Fund, and will seek to have low to moderate correlation to the broader equity markets. In addition, the Fund’s investments in Public REITs are intended to provide diversification alongside Private Real Estate Investment Funds.
Under normal circumstances, the Fund’s investments in Public REITs will not exceed 80% of the Fund’s Managed Assets. The Fund invests in Public REITs by purchasing their common stock, preferred stock, debt and/or warrants. Investment criteria on a macro level will include relative attractiveness of Public REITs to the broader market, the impact of the debt capital markets on Public REIT equities, and upon the supply of and demand for commercial real estate overall and within real estate sectors. On a micro level, the Investment Adviser will examine the attractiveness of each Public REIT’s property type; quality and historic success of management; its common stock’s relative price-earnings ratio as compared to other stocks within its sector; whether the common stock is trading at a premium or discount to its NAV; internal and external (acquisitions and development) growth prospects to drive earnings growth; expected stability of income; expected distribution yield and distribution coverage from operations; access to debt and equity financing; and target leverage levels.
REOCs.
 REOCs are companies that invest in real estate and whose shares may trade on a public exchange. A REOC is similar to a Public REIT, except that a REOC does not receive advantaged tax treatment because REOCs reinvest earnings rather than distribute dividends to unit holders. Additionally, REOCs are more flexible than REITs in terms of what types of real estate investments they can make.
Under normal circumstances, the Fund’s investments in REOCs will not exceed 10% of the Fund’s Managed Assets. The Fund’s investments in REOCs are intended principally to generate current income and provide substantial liquidity for the Fund, and will seek to have low to moderate correlation to the broader equity markets. As with its investment in Public REITs, the Fund’s investments in REOCs are intended to provide diversification alongside Private Real Estate Investment Funds. The Fund invests in REOCs by purchasing their common stock, preferred stock, debt and/or warrants. Investment criteria on a macro level will include relative attractiveness of REOCs to the broader market, and the supply of and demand for commercial real estate overall and within real estate sectors.
Private Real Estate Investment Funds.
 Private Real Estate Investment Funds may be organized as unregistered REITs, commonly known as private REITs. Interests in the Private Real Estate Investment Funds included in the Fund’s portfolio may be purchased or sold on the secondary market and may also be purchased directly from the issuer of the security.
Under normal circumstances, the Fund’s investments in Private Real Estate Investment Funds will not exceed 80% of the Fund’s Managed Assets. The Private Real Estate Investment Funds in which the Fund intends to invest seek to generate a level of income and total return broadly consistent with Public REITs, but with a lower amount of volatility. In addition, the Fund’s investments in Private Real Estate Investment Funds are intended to deliver returns which have a low to moderate correlation to the broader equity markets. Private Real Estate Investment Funds have less pressure to make quarterly distributions, can be more opportunistic and can have a longer investment term.
The Fund’s typical investments in Private Real Estate Investment Funds will be made through the purchase of common stock or limited partnership or limited liability company membership interests in such funds. Investment criteria will include evaluating the strength of the sponsor and management; prior investment performance of the target fund as well as the performance of other funds managed by the sponsor; the attractiveness of the property sectors and geographical allocations of the fund; expected stability of income; expected capital appreciation; and target leverage levels.
The Fund will invest no more than 15% of its net assets in private investment funds that are commonly known as hedge funds, which (i) based on their investment activities, meet the definition of “investment company” found in Section 3(a)(1) of the 1940 Act; and (ii) do not qualify for any exemption from such definition other than that provided by Section 3(c)(1) or 3(c)(7) of the 1940 Act (measured at the time of investment). For the avoidance of doubt, the Fund does not consider a Private Real Estate Investment Fund to be a hedge fund or a private equity fund.

REITs Generally.
Distributions.
 Distributions received by the Fund from REITs may consist of dividends, capital gains and/or return of capital. Because REITs are required by law to distribute 90% of their taxable income to shareholders each year in the form of dividends, REITs have historically paid a higher rate of dividends than most other non-real estate operating companies. Investors should always bear in mind, of course, that past performance is not necessarily indicative of future results. Dividends paid by REITs will generally not qualify for the reduced federal income tax rates applicable to qualified dividends under the Code, but may be considered to be “qualified REIT dividends” eligible for a 20% deduction for non-corporate taxpayers. See “Taxation.”
REIT Preferred Stock.
 The Fund may invest in preferred stocks issued by REITs. Preferred stocks are securities that pay dividends at a specified rate and have a preference over common stocks in the payment of dividends and the liquidation of assets. This means that an issuer must pay dividends on its preferred stock prior to paying dividends on its common stock. In addition, in the event a company is liquidated, preferred shareholders must be fully repaid on their investments before common shareholders can receive any money from the company. Preferred shareholders, however, usually have no right to vote for a company’s directors or on other corporate matters. Preferred stocks pay a fixed stream of income to investors, and this income stream is a primary source of the long-term investment return on preferred stocks. As a result, the market value of preferred stocks is generally more sensitive to changes in interest rates than the market value of common stocks. In this respect, preferred stocks share many investment characteristics with debt securities.
REIT Convertible Securities.
 Convertible bonds and convertible preferred stocks are generally obligations of a company that can be converted into a predetermined number of shares of common stock of the company issuing the security. Convertible securities generally offer both defensive characteristics (i.e., provide income during periods when the market price of the underlying common stock declines) and upside potential (i.e., may provide capital appreciation when the market price of the underlying common stock rises). The Fund may invest in securities that have been privately placed but are eligible for purchase and sale by certain qualified institutional buyers, such as the Fund, under Rule 144A under the Securities Act.
Warrants.
 Warrants entitle the holder to buy the underlying stock of the issuing company at a fixed exercise price until the expiry date. Warrants are issued and guaranteed by the company, and are ordinarily issued directly to existing common or preferred shareholders.
REIT Bonds.
 REIT bonds are a debt investment in which an investor loans money to the REIT for a defined period of time at a fixed interest rate. As a debt instrument, these bonds have priority over the equity issued by the REIT, including common stock and preferred stock. While these bonds can either be secured or unsecured, they are commonly unsecured. REIT bonds are generally issued in durations of 7 to 10 years.
Public Investment Funds.
The Fund anticipates making investments in Public Investment Funds principally to temporarily invest the Fund’s capital pending its deployment into other potentially higher-returning investment opportunities, or for defensive purposes under adverse market conditions. Public Investment Funds consist of the following type of investment companies:
Exchange-Traded Funds.
 ETFs are typically managed by professionals and provide investors with diversification, cost and tax efficiency, and liquidity, are useful for hedging, have the ability to go long and short, and some provide quarterly dividends. “The “ability to go long” refers to the ability to purchase a security or other instrument with the expectation that the asset will rise in value, and “the ability to go short” means the ability to a sell a borrowed security or other instrument with the expectation that the asset will fall in value. An ETF typically holds a portfolio of securities or contracts designed to track a particular market segment or index. ETFs are listed on major stock exchanges and are traded like stocks.
Index Funds.
 An index fund is a mutual fund with an investment objective of seeking to replicate the performance of a specific securities index, such as the National Association of Real Estate Investment Trusts (NAREIT) Index or the MSCI US REIT Index. Index funds are not actively managed and generally provide broad market exposure, low operating expenses and low portfolio turnover.
Closed-End Funds and Actively Managed Mutual Funds.
 In addition to ETFs and index funds, and subject to the Fund’s investment restrictions, the Fund may invest in closed-end funds and actively managed mutual funds that invest primarily in what the Investment Adviser considers securities of real estate industry companies. Shares of closed-end funds are typically listed for trading on major stock exchanges and, in some cases, may be traded in other over-the-counter markets.
Under normal circumstances, the Fund’s investments in Public Investment Funds will not exceed 10% of the Fund’s Managed Assets. The Fund may also invest in options on Public Investment Funds to hedge against market declines.
Certain Private Real Estate Investment Funds and Public Investment Funds.
The Fund may also invest up to 20% of its Managed Assets in Private Real Estate Investment Funds and Public Investment Funds that invest, under normal circumstances, less than 80% of their assets in securities of issuers in the real estate industry.
CMBS.
The Fund may also invest up to 35% of the Fund’s Managed Assets in CMBS. CMBS are structured debt obligations collateralized by pools of commercial mortgages. When selecting CMBS for the Fund’s portfolio, the Fund will seek to select CMBS that, in the judgment of the Fund’s portfolio management team, represent an undervalued investment opportunity with favorable total return potential. This evaluation is based upon multiple factors, including analysis of the credit performance of the mortgage loan portfolios underlying the CMBS; security structure characteristics such as the priority of payment, credit enhancement and default patterns of underlying loans; and the relative financial strength of the mortgage loan servicer.
Use of Leverage.
The Fund may employ leverage, including borrowing from banks, in an amount of up to 33 and 1/3% (or in the case of the issuance of Preferred Shares, 50%) of the Fund’s total assets minus liabilities and indebtedness not represented by “senior securities” within the meaning of the 1940 Act, as determined immediately after borrowing. The Fund is authorized to borrow money in connection with its investment activities, subject to the limits of the asset coverage requirement of the 1940 Act. The Fund also may borrow money to satisfy repurchase requests from Fund shareholders and to otherwise provide the Fund with temporary liquidity. The 1940 Act requires a registered investment company to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time indebtedness occurs. This means that the value of the Fund’s total indebtedness may not exceed one-third of the value of its total assets, including the value of the assets purchased with the proceeds of its indebtedness. On or around June 23, 2020, the Fund entered into a margin loan agreement with The Bank of Nova Scotia that established a revolving credit facility with an initial commitment of up to $35 million. On April 1, 2022 the commitment under the revolving credit facility was increased to $75 million. Additionally, on January 8, 2021, the Fund entered into an agreement with JPMorgan Chase Bank that established a revolving credit facility with an initial commitment of up to $20 million. Private Real Estate Investment Funds may utilize leverage in their investment activities. However, the Private Real Estate Investment Funds’ borrowings are not subject to the asset coverage requirement. Accordingly, the Fund, through its investments in Private Real Estate Investment Funds, may be exposed to the risk of highly leveraged investment programs. In addition, the Fund may use leverage generated by reverse repurchase agreements.
Fundamental Policies.
 The Fund concentrates investments in the real estate industry, meaning that, under normal circumstances, it invests more than 25% of its Managed Assets in the securities of companies in the real estate industry. This policy is fundamental and may not be changed without shareholder approval.
The SAI contains a list of the fundamental (those that may not be changed without shareholder approval) and non-fundamental (if any) investment policies of the Fund under the heading “Investment Restrictions.”
Investment Strategy, Diversification and Criteria Used in Selecting Investments
The Fund’s investment strategy focuses on identifying individual securities that have:

•	an emphasis on income generation,

•	attractive risk-adjusted returns,

•	low to moderate volatility, and

•	low to moderate correlation to the broader equity markets.
The Fund seeks diversification of its investments within the real estate industry through exposure to a broad range of asset classes and managers, and by investing across various levels and qualities of real estate. Further, the Fund will seek to diversify geographically both within and outside of the United States and by capital structure (investments in common stock, preferred stock, warrants, debt and convertible securities).
The Investment Adviser uses both quantitative and qualitative processes to select investments for the Fund. Analyzing relevant quantitative and qualitative criteria, the Investment Adviser identifies investments which it believes to be of high quality based on their potential for generating sustainable, positive, risk-adjusted returns under a wide variety of market conditions. The Investment Adviser selects securities from different real estate regions and sectors to create a portfolio it believes will deliver a relatively high risk-adjusted return.
Because of the lead/lag relationship between public REITs and private real estate investments, the Investment Adviser believes that an optimally blended portfolio can diversify market exposure. While the Investment Adviser may strategically rebalance the Fund’s diversification exposure based on changing market conditions, the Investment Adviser will seek to maintain a well-diversified portfolio that effectively manages real estate asset class and sector risk over time. The Investment Adviser manages the Fund’s investments over a long-term time horizon while being mindful of the historical context of the markets.
There can be no assurance that any or all of the Fund’s investment strategies will be successful.
Diversification of Asset Managers
The Fund pursues its investment objective of maintaining low to moderate volatility and low to moderate correlation to the broader equity markets by identifying and investing with asset managers with expertise in managing portfolios of securities of issuers in the real estate industry. Using information generally available to investors, the Investment Adviser will evaluate asset managers based on their experience, track record, current portfolios, and ability to weather real estate cycles by employing effective risk management and mitigation strategies.

Diversification by Asset Class
The Fund pursues its investment objective of producing income, achieving capital appreciation, and maintaining low to moderate portfolio volatility by diversifying its investments across the many asset classes of the real estate industry, including, for example, retail, office, multifamily, hospitality, industrial, heath care, land and self-storage sectors.
Diversification by Type and Quality of Real Property
The Fund pursues its investment objective of producing income, achieving capital appreciation, and maintaining low to moderate portfolio volatility by investing across various levels and qualities of real estate. The levels are often referred to as Core, Core Plus, Value Added, and Opportunistic or Distressed real estate.
Core.
 The Fund’s “core” investments target high-quality portfolios with real estate assets that provide relatively lower and more stable returns. Such investments are typically located in primary markets and in the conventional property types, which consist of office, retail, multifamily and hotels. Properties are stable, well-maintained, well-leased and often of the Class A variety (meaning among the best in terms of quality and location).
Core Plus.
 The Fund’s “core plus” investments are a moderate risk/moderate return strategy. These investments will generally be in core properties; however, some of these properties will require some form of enhancement or value-added element.
Value Added.
 The Fund’s “value added” strategy typically focuses on more aggressive active asset management and often employs more leverage. This is a medium-to-high risk/medium-to-high return strategy. It generally involves buying a property, improving it in some way, and selling it at an opportune time for a gain. Properties are considered value added when they exhibit management or operational problems, require physical improvement due to age, and/or suffer from capital constraints.
Opportunistic or Distressed.
 The Fund’s “opportunistic” or “distressed” investments typically focuses on the most aggressive and active asset management strategies, typically on growth and development oriented or centered properties, and/or on property repositioning or redevelopment strategies. Such investments typically offer the highest overall expected return potential, but also carry the highest risk. They frequently utilize high degrees of financial leverage and require substantial capital investment. Typically, a significant portion of the return on the underlying asset is achieved upon its sale or refinancing, with limited or no current income generation.
Other Information Regarding Investment Strategy
The limitations disclosed in this prospectus that limit the amount of the Fund’s investments in any particular asset class or asset type apply only to the Fund’s direct investments without regard to the investments held by any investment companies or investment vehicles in which the Fund invests.
The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, political or other conditions. For temporary defensive purposes (and to the extent that it is permitted to invest in the following), the Fund may invest up to 100% of its total assets in securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises (“U.S. Government Securities”), commercial paper rated at least A-2 by S&P Global Ratings, P-2 by Moody’s Investors Service, Inc. (“Moody’s”) or having a comparable credit rating by another NRSRO (or if unrated, determined by the Investment Adviser to be of comparable credit quality), certificates of deposit, bankers’ acceptances, repurchase agreements, non-convertible preferred stocks and non-convertible corporate bonds with a remaining maturity of less than one year, ETFs and other investment companies and cash items.
When the Fund’s assets are invested in such instruments, the Fund may not be achieving its investment objective.
References in the Prospectus to market indices are for informational purposes only, and unless otherwise noted, are not necessarily an indication of how the Fund is managed.
The Fund has no intent to use leverage through issuing Preferred Shares during the next twelve months. However, the Fund may issue Preferred Shares in the future, subject to the asset coverage requirements of the 1940 Act, which generally require that the Fund have asset coverage of at least 200% of the issue size. The Fund may borrow for investment purposes, to fund distributions, for temporary liquidity, or to finance repurchases of its shares, as permitted under applicable law. In addition, the Fund may be deemed to incur economic leverage embedded in instruments in which it may invest, such as derivatives.
The frequency and amount of portfolio purchases and sales (known as the “portfolio turnover rate”) will vary from year to year. The portfolio turnover rate is not expected to exceed 100%, but may vary greatly from year to year and will not be a limiting factor when the Investment Adviser deems portfolio changes appropriate. Although the Fund generally does not intend to trade for short-term profits, the Fund may engage in short-term trading strategies, and securities may be sold without regard to the length of time held when, in the opinion of the Investment Adviser, investment considerations warrant such action. These policies may have the effect of increasing the annual rate of portfolio turnover of the Fund. Short-term trading strategies would likely result in higher transaction costs and may generate short-term capital gains taxable as ordinary income. If securities are not held for the applicable holding periods, dividends paid on them will not qualify for the advantageous federal tax rates. See “Certain Tax Considerations and Risks” in the Fund’s SAI.
There is no assurance what portion, if any, of the Fund’s investments will qualify for the reduced federal income tax rates applicable to qualified dividends under the Code. As a result, there can be no assurance as to what portion of the Fund’s distributions will be designated as qualified dividend income or qualified REIT dividends. See “Taxation.”
The activities and opportunities of the Fund may be restricted or limited from time to time in certain circumstances, which could adversely affect the Fund’s investment program. See “
Potential Conflicts of Interest
” in the SAI.
While the Investment Adviser anticipates that, under normal market conditions, the Fund’s portfolio will invest in each of the categories described above, the Fund does not have predetermined asset allocations to any of these categories, other than the Fund’s policy to invest 80% of its Managed Assets in equity and debt investments in real estate industry companies and the Fund’s policy to invest 25% or more of its Managed Assets in securities of issuers in the real estate industry. Depending on its evaluation of market conditions, the Investment Adviser may allocate the Fund’s assets among any, all or none of these categories, provided that the Fund complies with its 80% policy. There can be no assurance that the actual allocations will be effective in achieving the Fund’s investment objective or delivering positive returns.
The Fund may lend its portfolio securities to brokers, dealers and other institutions, including GS&Co., to seek to increase its net investment income. The Fund may invest any cash collateral received in connection with lending its portfolio securities in registered and unregistered investment pools managed by the Investment Adviser or its affiliates.
There can be no assurance that the Fund will achieve its investment objective or that its investment program will be successful.

Risk Factors [Table Text Block]
PRINCIPAL RISKS OF THE FUND
The following summarizes the principal risks that apply to the Fund and may result in a loss of a shareholder’s entire investment. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective. In addition, as the Fund’s investment program develops and changes over time, an investment in the Fund may be subject to additional and different risks or uncertainties.
The Fund’s investment program is speculative and entails substantial risks. The following list of risk factors does not purport to be a complete enumeration or explanation of the risks involved in an investment in the Fund and additional risks or uncertainties may adversely affect the Fund or the value of an investment in the Fund. Prospective investors should read this prospectus and the subscription agreement carefully and consult with their own advisors before deciding whether to invest in the Fund.
General
The risks of an investment in the Fund arise from, among other things, the risks associated with the Fund’s investments and the risks attendant to the Fund’s ability to achieve its investment objective. An investment in the Fund involves material risks, and each prospective investor should carefully consider these risks in determining whether an investment in the Fund is suitable for such prospective investor.
Partial or Total Loss of the Fund’s Capital.
 The Fund is intended for long-term investors who can accept the risks associated with investing in illiquid investments. There is no assurance that the Fund will achieve its investment or performance objectives, including the selection of suitable investment opportunities and the achievement of targeted rates of return. The possibility of partial or total loss of capital of the Fund exists, and prospective investors should not subscribe unless they can readily bear the consequences of a complete loss of their investment.
Investment Risk.
 The value of the instruments in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Price changes may be temporary or last for extended periods. The Fund’s investments may be overweighted from time to time in one or more sub-industries or countries, which will increase the Fund’s exposure to risk of loss from adverse developments affecting those sub-industries or countries. The Fund intends to use leverage, which will magnify the Fund’s investment, market and certain other risks.
Limitations on the Redemption.
 An investment in the Fund is not suitable for investors who need certainty about their ability to access all of the money they invest in the short term. Even though the Fund will make quarterly repurchase offers for its outstanding Shares (expected to be 5% per quarter, which is the minimum amount permitted), investors should consider Shares of the Fund to be an illiquid investment. In addition, there is no active secondary market for Shares. There is no guarantee that investors will be able to sell their Shares at any given time or in the quantity that they desire.
Repurchase Offers Risk.
 As described under “Periodic Repurchase Offers,” the Fund operates as an “interval fund,” and, in order to provide some liquidity to shareholders, will make quarterly offers to repurchase between 5% and 25% of its outstanding Shares at NAV, pursuant to Rule 23c-3 under the 1940 Act. The Fund currently expects that such quarterly repurchase offers will be for 5% of the Fund’s outstanding Shares at NAV, which is the minimum amount permitted. There is no guarantee that investors will be able to sell their Shares in the quantity that they desire. The repurchase of Shares by the Fund would decrease the assets of the Fund and, therefore, may have the effect of increasing the Fund’s expense ratio. Repurchase offers and the need to fund repurchase obligations may also affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. In addition, the Fund may be required to sell portfolio securities (including at inopportune times) to satisfy repurchase requests, resulting in increased transaction costs that must be borne by the Fund and its shareholders. This may result in higher short-term capital gains for taxable shareholders. Furthermore, diminution in the size of the Fund may limit the ability of the Fund to participate in new investment opportunities. If the Fund uses leverage, repurchases of Shares may compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows money to finance repurchases, interest on that borrowing will negatively affect shareholders who do not tender their Shares by increasing Fund expenses and reducing any net investment income. As discussed under “Leverage,” the Fund must maintain asset coverage of at least 300% of its indebtedness, including amounts borrowed and guaranteed, at the time it borrows money to finance repurchases.
If a repurchase offer is oversubscribed and the Fund determines not to repurchase additional Shares beyond the repurchase offer amount, or if shareholders tender an amount of Shares greater than that which the Fund is entitled to purchase, the Fund will repurchase the Shares tendered on a pro rata
basis, and shareholders will have to wait until the next repurchase offer to make another repurchase request. Shareholders will be subject to the risk of NAV fluctuations during that period. Thus, there is also a risk that some shareholders, in anticipation of proration, may tender more Shares than they wish to have repurchased in a particular quarter, thereby increasing the likelihood that proration will occur. The NAV of Shares tendered in a repurchase offer may fluctuate between the date a shareholder submits a repurchase request and the deadline for such repurchase request (“Repurchase Request Deadline”), and to the extent there is any delay between the Repurchase Request Deadline and the date in which Shares are priced for the repurchase request (“Repurchase Pricing Deadline”). Such fluctuations may be exacerbated by currency fluctuations (to the extent the Fund invests in foreign markets) and other market developments. The NAV on the Repurchase Request Deadline or the Repurchase Pricing Date may be higher or lower than on the date a shareholder submits a repurchase request. Under certain circumstances, the Fund’s repurchase offers may be suspended or postponed in accordance with regulatory requirements. See “Shareholder Guide—Suspension or Postponement of Repurchase Offers” for more information. In addition, the repurchase of Shares by the Fund will generally be a taxable event to Shareholders and may be a taxable event to those Shareholders that do not participate in the repurchase. See “Taxation” for a general summary of U.S. federal income tax considerations for U.S. Shareholders.
Industry Concentration Risk.
 The Fund concentrates its investments in the real estate industry, which has historically experienced substantial price volatility. Concentrating Fund investments in a limited number of issuers conducting business in the same industry will subject the Fund to a greater risk of loss as a result of adverse economic, business, political, environmental or other developments than if their investments were diversified across different industries. The value of companies engaged in the real estate industry is affected by (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing and (ix) changes in interest rates and leverage. There are also special risks associated with particular sub-industries, or real estate operations generally, as described below:

•
Retail Properties.
 Retail properties are affected by the overall health of the economy and may be adversely affected by, among other things, the growth of alternative forms of retailing, bankruptcy, departure or cessation of operations of a tenant, a shift in consumer demand due to demographic changes, changes in spending patterns and lease terminations.

•	Office Properties. Office properties are affected by a downturn in the businesses operated by their tenants.

•	Multifamily Properties. Multifamily properties are affected by adverse economic conditions in the locale, oversupply and rent control laws.

•	Hospitality Properties. Hospitality or hotel properties are affected by declines in business and leisure travel.

•	Industrial Properties. Industrial properties are affected by downturns in the manufacture, processing and shipping of goods.

•
Healthcare Properties.
 Healthcare properties affected by potential federal, state and local laws governing licenses, certification, adequacy of care, pharmaceutical distribution, rates, equipment, personnel and other factors regarding operations and continued availability of revenue from government reimbursement programs.

•	Land. Land may be affected by development risks including insufficient tenant demand to build or construction delays as well as adverse changes in local and national economic and market conditions.

•	Self-Storage Properties. Self-storage properties are affected by changes to competing local properties and the ability of the management team.

•
Student Housing Properties.
 Student housing properties are affected by fluctuations in underlying demand, which is tied to student enrollments. Also, tuition costs and the ability for students to borrow in order to fund their studies will impact available income for student housing costs.

•	Data Center Properties. Data center properties are subject to the risk of obsolescence given changing technology and the high investment cost of such assets.

•	Development Issues. Real estate development companies are affected by construction delays and insufficient tenant demand to occupy newly developed properties.

•
Lack of Insurance.
 Certain of the real estate companies may fail to carry comprehensive liability, fire, flood, earthquake extended coverage and rental loss insurance, or insurance in place may be subject to various policy specifications, limits and deductibles.

•
Dependence on Tenants.
 Real estate properties and the ability of companies to make distributions to shareholders depend upon the ability of the tenants at their properties to generate enough income in excess of their operating expenses to make their lease payments.

•	Financial Leverage. Real estate companies may be highly leveraged and financial covenants may affect the ability of real estate companies to operate effectively.

•	Environmental Issues. Owners of properties that may contain hazardous or toxic substances may be responsible for removal or remediation costs.

•	Property Taxes. Increases in property taxes may have an adverse impact on the real estate industry and, therefore, the value of the Fund’s investments.

•
Real Estate Credit Risk.
 As discussed above, the availability of attractive financing and refinancing typically plays a critical role in the success of real estate investments. As a result, such investments are subject to credit risk because borrowers may be delinquent in payment or default. Borrower delinquency and default rates may be significantly higher than estimated. The Investment Adviser’s assessment, or a rating agency’s assessment, of borrower credit quality may prove to be overly optimistic.

Private Real Estate Investment Funds Risk.
 The Fund’s performance depends in part upon the performance of the Private Real Estate Investment Fund managers and selected strategies, the adherence by such Private Real Estate Investment Fund managers to such selected strategies, the instruments used by such Private Real Estate Investment Fund managers and the Investment Adviser’s ability to select Private Real Estate Investment Fund managers and strategies and effectively allocate Fund assets among them. Fund shareholders will bear two layers of fees and expenses: asset-based fees and expenses at the Fund level, and asset-based fees, incentive allocations or fees and expenses at the Private Real Estate Investment Fund level.
Private Real Estate Investment Funds are subject to risks associated with legal and regulatory changes applicable to financial institutions generally or to Private Real Estate Investment Funds in particular. The Fund may not be able to invest in certain Private Real Estate Investment Funds that are oversubscribed or closed, or the Fund may be able to allocate only a limited amount of assets to a Private Real Estate Investment Fund that has been identified as an attractive opportunity. The Fund’s investments in certain Private Real Estate Investment Funds may be subject to lock-up periods, during which the Fund may not withdraw its investment. The Fund may invest indirectly a substantial portion of its assets in Private Real Estate Investment Funds that follow a particular type of investment strategy, which may expose the Fund to the risks of that strategy. Many of the Fund’s assets will be priced in the absence of a readily available market and may be priced based on determinations of fair value, which may prove to be inaccurate. The Fund, upon its redemption of all or a portion of its interest in a Private Real Estate Investment Fund, may receive an in-kind distribution of securities that are illiquid or difficult to value and difficult to dispose of.
Private Real Estate Investment Fund returns may exhibit greater correlations among each other or with fixed-income or equity indices than anticipated by the Investment Adviser, particularly during times of general market turmoil. Private Real Estate Investment Funds may invest in securities of non-U.S. issuers, including those in emerging markets, and the Fund’s assets may be invested in Private Real Estate Investment Funds that may be denominated in non-U.S. currencies, thereby exposing the Fund to various risks that may not be applicable to U.S. securities. Private Real Estate Investment Funds focus primarily on the real estate industry, which subjects the Private Real Estate Investment Funds, and thus the Fund, to greater risk and volatility than if investments had been made in issuers in a broader range of industries. A Private Real Estate Investment Fund may focus on a particular country or geographic region, which may subject Private Real Estate Investment Funds, and thus the Fund, to greater risk and volatility than if investments had been made in issuers in a broader range of geographic regions. A Private Real Estate Investment Fund may use derivatives for speculative or hedging purposes and non-hedging purposes (that is, to seek to increase total return). Private Real Estate Investment Funds may incur leverage for investment or other purposes, which may increase the volatility of the Private Real Estate Investment Funds. A Private Real Estate Investment Fund may sell short securities held by a Private Real Estate Investment Fund, which presents the risk of unlimited loss because of increases in the market price of the security sold short, and the risk that a Private Real Estate Investment Fund’s short selling activities may be adversely affected by regulatory restrictions that may be imposed at any time. A Private Real Estate Investment Fund may change its investment strategies at any time (subject to any required notification and/or consent provisions set forth in the Private Real Estate Investment Fund’s governing documents). Private Real Estate Investment Funds may invest without limitation in restricted and illiquid investments. Private Real Estate Investment Fund may invest in equity securities without limitation as to market capitalization. Private Real Estate Investment Funds may invest in equity securities issued by smaller capitalization companies, including micro-cap companies, the prices of which may be subject to erratic market movements.
Private Real Estate Investment Funds are not publicly traded and therefore are not liquid investments. Please see “Principal Risks of the Fund—
Restricted and Illiquid Investments Risk
” for a description of risks associated with illiquid investments. As a result, the Fund may consider information provided by the asset manager to determine the value of the Fund’s investment in the Private Real Estate Investment Fund. The valuation provided by an asset manager as of a specific date may vary from the actual sale price that may be obtained if such investment were sold to a third party. The Investment Adviser will use reasonable due diligence to value securities and may also consider information provided by the Private Real Estate Investment Funds, including quarterly unaudited financial statements, which if inaccurate could adversely affect the Investment Adviser’s ability to value accurately the Fund’s shares. Private Real Estate Investment Funds that invest primarily in publicly traded securities are more easily valued.
In addition to valuation risk, investors in Private Real Estate Investment Funds (including the Fund) are not entitled to the protections of the 1940 Act. For example, Private Real Estate Investment Funds need not have independent boards, may not require shareholder approval of advisory contracts, may leverage to an unlimited extent, and may engage in joint transactions with affiliates. As a result, Private Real Estate Investment Funds may make significant use of leverage, which has the potential to magnify losses versus funds that do not employ leverage. See “Principal Risks of the Fund
—Borrowing
” and “Leverage” for a description of risks associated with the use of leverage. Additionally, Private Real Estate Investment Fund managers may have limited operating histories upon which to evaluate their performance, and some Private Real Estate Investment Fund managers may not be registered under the Investment Advisers Act, under state law, or other applicable law. Further, Private Real Estate Investment Fund may charge investors (such as the Fund) asset-based fees and incentive allocations or fees of as much as 20% of a Private Real Estate Investment Fund’s net profits (or more in certain limited circumstances), which may create incentives for Private Real Estate Investment Fund to make investments that are riskier or more speculative than in the absence of these fees. These characteristics present additional risks, including the risk of total loss, for shareholders.
The Fund may invest in Private Real Estate Investment Funds that are organized as unregistered REITs, commonly known as private REITs. Please see “Principal Risks of the Fund—
Private REIT Risk
” for a description of risks associated with private REITs.
In connection with the consummation of the Reorganization, all of the Predecessor Fund’s interests in Private Real Estate Investment Funds have been transferred to a wholly-owned subsidiary of the Predecessor Fund for administrative purposes. This transfer triggered certain provisions of the Private Real Estate Investment Fund limited partnership agreements, limited liability company operating agreements or other governing documents, which could have an adverse effect on the Fund and the value of its investment. For example, the potential consequences of transferring Private Real Estate Investment Fund interests include the following:

•
Restart of Lock-Up Period. Interests in Private Real Estate Investment Funds may be subject to a lock-up period, during which time an investor is barred from withdrawing its investment. Upon the transfer of an interest, this lock-up period may be contractually required to restart with respect to the recipient of the transferred interest (the “transferee”), notwithstanding that the interest may have been subject to an already-tolled lock-up period prior to its transfer.

•
Early Assessment of Incentive Fee or Allocation. Interests in Private Real Estate Investment Funds may be subject to the payment of an incentive allocation or fee that is calculated on a fund’s net profits over a set performance period (typically, one fiscal year). Upon the transfer of an interest, this incentive allocation or fee may be contractually required to be charged on a fund’s net profits as accrued at the time of transfer, regardless of whether the time of transfer aligns with the end of a performance period.

•
No Benefit from Prior High Watermark or Loss Carryforward Amounts. The payment of an incentive allocation or fee is frequently subject to so-called “high watermark” or “loss carryforward” protections, which generally prohibit the assessment of an incentive fee or allocation to the extent that the fund’s net asset value has not, with respect to a particular investor, exceeded its highest prior level. Similarly, with respect to other Private Real Estate

Investment Funds, the incentive fee may be subject to a cap, which decreases based on the Private Real Estate Investment Fund’s cumulative realized capital losses and/or unrealized capital depreciation. Upon the transfer, these protections may be contractually required to be reset, such that a transferee will not benefit from the prior high watermark, loss carryforward amounts, or cumulative losses attributable to the interests prior to their transfer.

Private REIT Risk.
 In addition to the risks described in “Private Real Estate Investment Fund Risk” and “REIT Risk,” Private REITs are typically smaller and financially less stable than Public REITs. Private REITs are unlisted, making them hard to value and trade. Moreover, private REITs generally are exempt from Securities Act registration and, as such, are not subject to the same disclosure requirements as Public REITs, which makes private REITs more difficult to evaluate from an investment perspective.
REIT Risk.
 Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs whose underlying properties are concentrated in a particular industry or geographic region are also subject to risks affecting such industries and regions. The securities of REITs involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements because of interest rate changes, economic conditions and other factors. For example, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management or development of the underlying properties. The underlying properties may be subject to mortgage loans, which may also be subject to the risks of default. REITs may also fail to qualify for tax free pass-through of income or may fail to maintain their exemptions from investment company registration. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price.
Management Risk.
 A strategy used by the Investment Adviser may fail to produce the intended results.
Underlying Funds Invest Independently.
 The Underlying Funds in which the Fund plans to invest generally invest wholly independently of one another and may at times hold economically offsetting positions. To the extent that these Underlying Funds do, in fact, hold such positions, the Underlying Funds in which the Fund invests, considered as a whole, may not achieve any gain or loss despite incurring fees and expenses in connection with such positions. In addition, the portfolio managers of certain Underlying Funds may be compensated based on the performance of their investments. Accordingly, there may often be times when certain portfolio managers may receive incentive compensation in respect of their investments for a period even though the Underlying Funds overall depreciated during such period.
Dividend-Paying Investments Risk.
 The Fund’s investments in dividend-paying securities could cause the Fund to underperform other funds that invest in similar asset classes but employ a different investment style. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet the Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. The adoption of new legislation could further limit or restrict the ability of issuers to pay dividends. To the extent that dividend-paying securities are concentrated in only a few market sectors, the Fund may be subject to the risks of volatile economic cycles and/or conditions or developments that may be particular to a sector to a greater extent than if its investments were diversified across different sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. A sharp rise in interest rates or an economic downturn could cause an issuer to abruptly reduce or eliminate its dividend. This may limit the ability of the Fund to produce current income.

Investments in Derivatives.
 The Fund’s use of forwards, swaps, structured securities, call and put options, and other derivative instruments may result in losses. These instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other investments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Fund. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligations, liquidity risk, risks arising from margin requirements, which include the risk that the Fund will be required to pay additional margin or set aside additional collateral to maintain open derivative positions, and operational and legal risks, which include risks related to documentation issues, system failures, inadequate controls, human error and the risk that a party’s obligations would be legally unenforceable. Derivatives may be used for hedging purposes and non-hedging purposes.
The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments, and there is no guarantee that the use of derivatives will achieve their intended result. If the Investment Adviser is incorrect in its expectation of the timing or level of fluctuation in securities prices, interest rates, currency prices or other variables, the use of derivatives could result in losses, which in some cases may be significant.
A lack of correlation between changes in the value of derivatives and the value of the portfolio investments (if any) being hedged could also result in losses. In addition, there is a risk that the performance of the derivatives or other instruments used by the Investment Adviser to replicate the performance of a particular asset class may not accurately track the performance of that asset class.
The Fund may use derivatives, including swaps, to implement short positions. Taking short positions involves leverage of the Fund’s assets and presents various risks. If the value of the instrument or market in which the Fund has taken a short position increases, then the Fund will incur a loss equal to the increase in value from the time that the short position was entered into plus any premiums and interest paid to a counterparty. Therefore, taking short positions involves the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment.
Derivatives and Similar Instruments.
The Fund may invest in derivatives and similar instruments discussed elsewhere in this Prospectus. The use of derivatives and similar instruments may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments and may result in losses due to adverse market movements. Pursuant to Rule 18f-4 under the 1940 Act, the Fund’s use of derivatives and other transactions that create future payment or delivery obligations is subject to a value-at-risk (“VaR”) leverage limit and reporting and certain other requirements. The Fund has also adopted and implemented a derivatives risk management program (the “DRMP”) to, among other things, manage the risks associated with the use of derivatives and these other transactions for a “full compliance fund” if the Fund does not qualify as a “limited derivatives user” under Rule 18f-4. The Board of Trustees has approved the designation of personnel from GSAM to administer the DRMP. With respect to the Fund, which qualifies as a “limited derivatives user” under Rule 18f-4, the Fund’s Board of Trustees has adopted and implemented policies and procedures to manage a “limited derivatives user” fund’s derivatives risks. A “limited derivatives user” fund is also subject to the derivatives exposure threshold set forth in Rule 18f-4.
Similar to borrowings, derivatives and similar instruments may result in leverage. Borrowing and the use of derivatives and similar instruments may magnify the potential for gains and losses in excess of the initial amount invested. The amount of indebtedness from borrowings may not exceed certain limitations. If the Fund uses reverse repurchase agreements or similar financing transactions, including certain tender option bonds, the Fund must either aggregate the amount of indebtedness associated with the reverse repurchase agreements or similar financing transactions with the aggregate amount of indebtedness associated with any borrowings, if applicable, when calculating the Fund’s asset coverage ratio or treat all such transactions as derivatives transactions subject to the leverage limits under Rule 18f-4.
In addition, under Rule 18f-4, the Fund is permitted to invest in a security on a when-issued or forward-settling basis, or with a non-standard settlement cycle, and the transaction will be deemed not to involve a “senior security,” provided that (i) the Fund intends to physically settle the transaction and (ii) the transaction will settle within 35 days of its trade date). The Fund may otherwise engage in such transactions that do not meet these conditions so long as the Fund treats any such transaction as a “derivatives transaction” for purposes of compliance with Rule 18f-4. Furthermore, under Rule 18f-4, the Fund will be permitted to enter into an unfunded commitment agreement, and such unfunded commitment agreement will not be subject to the limits on borrowings as described above, if the Fund reasonably believes, at the time it enters into such agreement, that it will have sufficient cash and cash equivalents to meet its obligations with respect to all such agreements as they come due.
These requirements may limit the ability of the Fund to use derivatives, short sales, reverse repurchase agreements and similar financing transactions, delayed-settlement securities and unfunded commitment agreements as part of its investment strategies.
From time to time, the Fund may enter into derivatives or other similar transactions that require the Fund to pledge margin or collateral to a counterparty or clearing member through a margin/collateral account for and on behalf of the counterparty or clearing member. For operational, cost, regulatory or other reasons, when setting up these arrangements, the Fund may be required to use a margin/collateral account model or naming convention that may not be the most protective option available in the case of a default or bankruptcy by a counterparty or clearing member or that may delay or impair the Fund from fully exercising its rights under the arrangement. In the event of default or bankruptcy by a counterparty or clearing member, the margin or collateral may be subject to legal proceedings and the Fund may be delayed in taking possession of any margin or collateral to which the Fund is legally entitled.
Options on Securities, Securities Indices and Foreign Currencies.
 A put option gives the purchaser of the option the right to sell, and the writer (seller) of the option the obligation to buy, the underlying instrument during the option period.
A call option gives the purchaser of the option the right to buy, and the writer (seller) of the option the obligation to sell, the underlying instrument during the option period.
The Fund may purchase call and put options, on any securities and other instruments in which it may invest or any index consisting of securities or other instruments in which it may invest. The Fund may also purchase put and call options on foreign currencies.
The purchase of options is a highly specialized activity which involves special investment risks. Options may be used for either hedging or cross-hedging purposes, or to seek to increase total return (which presents additional risk). The successful use of options depends in part on the ability of the Investment Adviser to anticipate future price fluctuations and the degree of correlation between the options and securities (or currency) markets. If the Investment Adviser is incorrect in its expectation of changes in market prices or determination of the correlation between the instruments or indices on which options are purchased, the Fund may incur losses that it would not otherwise incur. The use of options can also increase the Fund’s transaction costs. Options purchased by the Fund may be traded on either U.S. or foreign exchanges or over the counter. Foreign and over-the-counter options will present greater possibility of loss because of their greater illiquidity and credit risks.
Option Writing Risk.
 Writing (selling) call options limits the opportunity to profit from an increase in the market value of securities in exchange for up-front cash at the time of selling the call option. When the Fund writes (sells) call options on securities, it receives cash but limits its opportunity to profit from an increase in the market value of the applicable security beyond the exercise price (plus the premium received) of the option. In a rising market, the Fund could significantly underperform the market. Such underperformance may be more pronounced to the extent that the call option’s underlying security sharply increases prior to the expiration of the option. The Fund’s option strategies may not fully protect it against declines in the value of the market. Cash received from premiums will enhance return in declining markets, but the Fund will continue to bear the risk of a decline in the value of the securities held in its portfolio. The benefit from writing a call option is limited to the amount of premium received. In a period of a sharply falling equity market, the Fund will likely also experience sharp declines in its NAV.
Short Position Risk.
 The Fund may use derivatives, including options, futures and swaps, to implement short positions, and may engage in short selling. Taking short positions and short selling involve leverage of the Fund’s assets and present various risks. If the value of the instrument or market in which the Fund has taken a short position increases, then the Fund will incur a loss equal to the increase in value from the time that the short position was entered into plus any premium and interest paid to a third party. Therefore, taking short derivative positions involves the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the counterparty to the short transaction may fail to honor its contract terms, causing a loss to the Fund.
In order to sell a financial instrument short, the Fund must first borrow the instrument from a lender, such as a broker or other institution. The Fund may not always be able to borrow the instrument at a particular time or at an acceptable price. Thus, there is risk that the Fund may be unable to implement its investment strategy due to the lack of available instruments or for other reasons.
After selling a borrowed financial instrument, the Fund is then obligated to “cover” the short sale by purchasing and returning the instrument to the lender on a later date. The Fund cannot guarantee that the financial instrument necessary to cover a short position will be available for purchase at the time the Fund wishes to close a short position or, if available, that the instrument will be available at an acceptable price. If the borrowed instrument has appreciated in value, the Fund will be required to pay more for the replacement instrument than the amount it received for selling the instrument short. Moreover, purchasing a financial instrument to cover a short position can itself cause the price of the instrument to rise further, thereby exacerbating the loss. The potential loss on a short sale may, with respect to certain instruments (e.g., equities, swap options), be unlimited because the loss increases as the price of the instrument sold short increases and the price may rise indefinitely. If the price of a borrowed financial instrument declines before the short position is covered, the Fund may realize a gain. The Fund’s gain on a short sale, before transaction and other costs, is generally limited to the difference between the price at which it sold the borrowed instrument and the price it paid to purchase the instrument to return to the lender.
While the Fund has an open short position, it is subject to the risk that the financial instrument’s lender will terminate the loan at a time when the Fund is unable to borrow the same instrument from another lender. If this happens, the Fund may be required to buy the replacement instrument immediately at the instrument’s then current market price or “buy in” by paying the lender an amount equal to the cost of purchasing the instrument to close out the short position.
Short sales also involve other costs. The Fund must normally repay to the lender an amount equal to any dividends or interest that accrues while a loan is outstanding. In addition, to borrow a financial instrument, the Fund may be required to pay a premium. The Fund also will incur transaction costs in effecting short sales. The amount of any ultimate gain for the Fund resulting from a short sale will be decreased, and the amount of any ultimate loss will be increased, by the amount of premiums, dividends, interest or expenses the Fund may be required to pay in connection with the short sale.
Until the Fund replaces a borrowed instrument, the Fund may be required to maintain short sale proceeds with the lending broker as collateral. Moreover, the Fund may be required to make margin payments to the lender during the term of the borrowing if the value of the security it borrowed (and sold short) increases. Thus, short sales involve credit exposure to the broker that executes the short sales. In the event of the bankruptcy or other similar insolvency with respect to a broker with whom the Fund has an open short position, the Fund may be unable to recover, or delayed in recovering, any margin or other collateral held with or for the lending broker.
Potential Loss from Currency Fluctuations.
 The Fund may invest a portion of its capital outside the United States in non-U.S. dollar denominated securities. These investments involve special risks compared with investing exclusively in the United States. Because these investments may involve non-U.S. dollar currencies and because the Fund may hold funds in these currencies in bank deposits during the completion of the investment program, the Fund may be adversely affected by changes in currency rates (including as a result of the devaluation of a foreign currency) and in exchange control regulations and may incur costs in connection with conversions between various currencies. In addition, the equivalent U.S. dollar obligations of the Fund’s investments located outside of the United States may increase as a result of adverse changes in currency rates.
Borrowing.
 The Fund may borrow funds or otherwise utilize leverage for a variety of purposes, subject to the limitations of the 1940 Act as part of the Fund’s investment program, to meet other short-term liquidity needs, including payment of fees and expenses, and to facilitate the Fund’s hedging activities. The terms of the indebtedness incurred by the Fund may require the Fund to maintain minimum average balances in connection with borrowings or to pay a commitment or other fee to maintain a line of credit. Either of these requirements would increase the cost of borrowing over the stated interest rate. In addition, the Fund may not be able to negotiate commercially reasonable terms for its indebtedness and may not be able to extend or renew the existing terms when the indebtedness comes due. If the Fund is unable to access additional credit or otherwise has insufficient resources to pay its obligations, it may be forced to sell investments at inopportune times, which may further depress returns. The Fund will be limited in its ability to borrow (or guarantee other obligations) to amounts such that the Fund’s asset coverage ratio (as defined in the 1940 Act) would be less than 300%, calculated at the time of such incurrence (
i.e.
, the value of each of the Fund’s total assets less liabilities other than the principal amount represented by indebtedness must be at least 300% of the principal amount represented by indebtedness at the time of incurrence). The Fund may also utilize indebtedness in excess of such limit for temporary purposes such as the settlement of transactions.
The use of leverage can create risks. Changes in the value of the Fund’s portfolio, including securities bought with the proceeds of leverage, will be borne entirely by the shareholders. If there is a net decrease or increase in the value of the Fund’s investment portfolio, leverage will decrease or increase, as the case may be, the Fund’s NAV to a greater extent than if the Fund did not utilize leverage. The Fund’s leverage strategy may not be successful.
The Fund May Make Commitments Representing a Substantial Portion of its Total Assets.
 To the extent permitted by applicable law, the Fund may make commitments to Private Real Estate Investment Funds in which it invests that represent a substantial portion of the total assets of the Fund, including through the use of leverage. As a result, in certain circumstances, the Fund may need to retain investment income, borrow funds or liquidate some or all of its investments prematurely at potentially significant discounts to market value if the Fund does not have sufficient liquid assets to meet these commitments; however, the Fund will not borrow in excess of applicable limitations under the 1940 Act.
Risks Relating to the Potential Use of Pass-Through Entities.
 To the extent permitted by applicable law (including the 1940 Act), the Fund may make investments through one or more partnerships or other pass-through entities in which the sole beneficial interest holders are the Fund. These investment vehicles may incur leverage. To the extent permitted by applicable law including the 1940 Act, the Fund may guarantee the obligations of these investment vehicles and/or assign and pledge assets of the Fund to these investment vehicles in order to secure borrowings or other leverage. Failure by any member of such a pass-through entity to meet its obligations could have adverse effects on the Fund and the other members of any pass-through entity, including the acceleration of payment obligations under any leverage facility used by the vehicle.
Dependence upon the Ability of the Investment Adviser.
 The Board has delegated to the Investment Adviser the authority to make investment, disposition, and related investment management decisions, including the authority to approve all investments and/or all dispositions made by the Fund and to make or provide reserves. In addition, the Board has delegated to the Investment Adviser the authority to manage many of the affairs of the Fund, including, among others, the right to enforce default remedies, responsibility for maintaining the Fund’s books and records and producing the Fund’s reports, the right to calculate and cause the Fund to make distributions. Shareholders will have no right or power to participate in the management or control of the business of the Fund, and thus must depend solely upon the ability of the Investment Adviser with respect to the Fund’s investments. In addition, shareholders will have no opportunity to evaluate the specific investments made by the Fund or the terms of any investment. Accordingly, the success and failure of the Fund will depend to a significant extent on the viability and performance of the Investment Adviser. In managing and directing the investment programs of the Fund, the Investment Adviser will rely heavily on certain key personnel of Goldman Sachs. Certain key personnel, including members of the Investment Adviser’s investment team, may leave Goldman Sachs or rotate to another group within Goldman Sachs. The departure of any of such key personnel or their inability to fulfill certain duties may adversely affect the ability of the Investment Adviser to effectively implement the investment program of the Fund and may have an adverse impact on the Fund. Changes to the composition of the investment team may occur over time and without notice to the shareholders.
Risk of Certain Events Related to Goldman Sachs.
 Although the Fund is a separate legal entity from Goldman Sachs, in the event that Goldman Sachs were to become insolvent and/or subject to liquidation, or if there were a change of control of Goldman Sachs, the Fund could nonetheless be adversely affected. In that regard, a bankruptcy or change of control of Goldman Sachs or the Investment Adviser could cause the Investment Adviser to have difficulty retaining personnel or otherwise adversely affect the Fund and its ability to achieve its investment objective.
Investment Performance of the Fund and Other Investment Vehicles May Vary Significantly.
 Goldman Sachs (i) has established, and expects to continue to establish, additional companies, partnerships or other entities, pooled investment vehicles for multiple investors, funds, separate accounts, and other entities, and (ii) includes various business units or divisions, which, in either case, may have, in whole or in part, investment objectives and strategies that may be similar to or overlap with those of the Fund (such entities, business units or divisions are referred to collectively as, “Other Investment Vehicles”). The Fund may at times compete with the Other Investment Vehicles for certain investments and the returns of each of the Other Investment Vehicles will likely differ materially from the returns of the Fund.
The results of the investment activities of the Fund may differ significantly from the results achieved by Goldman Sachs for its own benefit and from the results achieved by Other Investment Vehicles based on the investment strategies employed by such investors.
Subject to applicable law, including the 1940 Act, Other Investment Vehicles and other areas within Goldman Sachs may invest alongside the Fund. In allocating any investment opportunities, the
Investment Adviser will take into account numerous factors, in its discretion. Any such investments made alongside the Fund may or may not be in proportion to the relevant commitments of the investing parties and may involve different terms and fee structures than those of the Fund. As a result, investment returns may vary materially among the Fund and Other Investment Vehicles and other areas of Goldman Sachs that invest alongside the Fund.
The 1940 Act imposes significant limits on co-investment with affiliates of the Fund, and the Fund generally will not be permitted to co-invest alongside its affiliates in privately negotiated transactions unless pursuant to an exemptive order from the SEC or the transaction is otherwise permitted under existing regulatory guidance, such as transactions where price is the only negotiated term, and will not participate in transactions where other terms are negotiated. This could reduce the amount of transactions in which the Fund can participate and makes it more difficult for the Fund to implement its investment objective.
Market Volatility.
 The value of any public securities in which the Fund may directly or indirectly invest varies in response to many factors. Factors specific to a company could result in a decrease in the value of the company’s securities. Factors specific to the industry in which the company participates can have a similar effect. The value of a company’s securities can also be adversely affected by changes in financial markets generally that are unrelated to the company itself or its industry. Current economic conditions in some cases have produced downward pressure on security prices and credit availability for certain companies without regard to those companies’ underlying financial strength. In addition, certain options and other equity-related instruments may be subject to additional risks, including liquidity risk, counterparty credit risk, legal risk and operations risk, may involve significant economic leverage and, in some cases, may be subject to significant risks of loss. These factors and others can cause significant fluctuations in the prices of the securities in which the Fund may directly or indirectly invest and can result in adverse effects on the Fund’s returns.
Effects of Economic Conditions on the Fund and Its Investments.
 The Fund and its investments may be adversely affected by the deterioration of and uncertainty in the financial markets and economic conditions throughout the world, some of which may magnify the risks described in this prospectus and have other adverse effects. These market conditions have resulted in volatility and illiquidity in the global equity, credit and debt markets generally. While these conditions may create increased investment opportunities for the Fund, certain securities may become less liquid, more difficult to value and thus harder to liquidate.
The duration and ultimate effect of market conditions cannot be forecast, nor is it known whether or the degree to which such conditions may improve or worsen. Although the deterioration of market conditions and uncertainty regarding economic markets generally could result in the Fund acquiring investments on more favorable terms, such conditions may also result in declines in the market values of the Fund’s existing investments. Furthermore, the credit markets tend to be volatile and the availability of indebtedness may be difficult to ascertain. As a result, the Fund may be unable to borrow sufficiently. This may have an adverse effect on the Fund’s ability to acquire and dispose of investments as well as on the returns associated with its investments.
Foreign Risk.
 When the Fund invests in foreign securities, it may be subject to risk of loss not typically associated with U.S. issuers. Loss may result because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which the Fund invests. Loss may also result from, among other things, deteriorating economic and business conditions in other countries, including the United States, regional and global conflicts, the imposition of exchange controls (including repatriation restrictions), sanctions, foreign taxes, confiscation of assets and property, trade restrictions (including tariffs), expropriations and other government restrictions by the United States or other governments, higher transaction costs, difficulty enforcing contractual obligations or from problems in share registration, settlement or custody.The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. These types of measures may include, but are not limited to, banning a sanctioned country from global payment systems that facilitate cross-border payments, restricting the settlement of securities transactions by certain investors, and freezing the assets of particular countries, entities, or persons. The imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country, downgrades in the credit ratings of the sanctioned country or companies located in or economically tied to the sanctioned country, devaluation of the sanctioned country’s currency, and increased market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent the Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact the Fund’s liquidity and performance. The Fund or the Investment Adviser may determine not to invest in, or may limit its overall investment in, a particular issuer, country or geographic region due to, among other things, heightened risks regarding sanctions, repatriation restrictions, confiscation of assets and property, expropriation or nationalization. Geopolitical developments in certain countries in which the Fund may invest have caused, or may in the future cause, significant volatility in financial markets. The Fund will also be subject to the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Foreign risks will normally be greatest when the Fund invests in securities of issuers located in, or otherwise economically tied to, emerging countries.
“Brexit” Risk.
 The United Kingdom formally left the European Union (“EU”) on January 31, 2020 (commonly known as “Brexit”). Following withdrawal from the EU, the United Kingdom entered into a transition period, during which EU law continued to apply in the United Kingdom. The transition period ended on December 31, 2020. However, many aspects of the United Kingdom-EU trade relationship remain subject to further negotiation.
Since Brexit, global financial markets have experienced significant volatility due to the uncertainty around Brexit. There will likely continue to be considerable uncertainty as to the United Kingdom’s post-withdrawal and post-transition framework, in particular as to the arrangements which will apply to its relationships with the EU and with other countries. This process and/or the uncertainty associated with it may adversely affect the return on investments economically tied to the United Kingdom or EU (and consequently the Fund). This may be due to, among other things: (i) increased uncertainty and volatility in United Kingdom, EU and other financial markets; (ii) fluctuations in asset values; (iii) fluctuations in exchange rates; (iv) increased illiquidity of investments located, listed or traded within the United Kingdom, the EU or elsewhere; (v) changes in the willingness or ability of financial and other counterparties to enter into transactions, or the price at which and terms on which they are prepared to transact; and/or (vi) changes in legal and regulatory regimes to which the Fund’s investments are or become subject.
Emerging Markets.
 The Fund may invest in securities of issuers located in, or otherwise economically tied to, emerging countries. The securities markets of emerging countries are generally less liquid, developed and efficient, are subject to greater price volatility, and have smaller market capitalizations than the securities markets of the United States and developed non-U.S. markets. Emerging countries are generally located in Africa, Asia, the Middle East, Eastern Europe and Central and South America. Emerging markets may have more or less government regulation and generally do not impose as extensive and frequent accounting, auditing, financial and other reporting requirements as the securities markets of more developed countries. As a result, there could be less information available about issuers in emerging countries, which could negatively affect the Investment Adviser’s ability to evaluate local companies or their potential impact on the Fund’s performance. Further, investments in securities of issuers located in certain emerging countries involve the risk of loss resulting from problems in share registration, settlement or custody, substantial economic, political and social disruptions and the imposition of exchange controls (including repatriation restrictions). There also may be a lower level of monitoring and regulation of securities markets in emerging market countries and the activities of investors in such markets and enforcement of existing regulations has been extremely limited. The legal remedies for investors in emerging markets may be more limited than the remedies available in the U.S., and the ability of U.S. authorities (
e.g.
, SEC and the U.S. Department of Justice) to bring actions against bad actors may be limited. Many emerging countries have experienced substantial rates of inflation for many years. Inflation and rapid fluctuations in inflation rates may continue to have very negative effects on the economies and securities markets of certain emerging countries. Economies in emerging markets generally are heavily dependent upon international trade and, accordingly, have been and may continue to be affected adversely
by protectionist measures imposed or negotiated by the countries with which they trade. The economies of countries with emerging markets may also be predominantly based on only a few industries or dependent on revenues from particular commodities. In many cases, governments of emerging countries continue to exercise significant control over their economies, and government actions relative to the economy, as well as economic developments generally, may affect the capacity of issuers of emerging country debt instruments to make payments on their debt obligations, regardless of their financial condition. There can be no assurance that adverse political changes will not cause a loss of any or all of any such investment and, in the case of fixed-income securities, interest thereon.
Lack of Financial Reporting Related to Non-U.S. Investments; Adverse Non-U.S. Taxes or Other Conditions.
 The Fund may invest in non-U.S. entities. Because non-U.S. entities are not subject to uniform reporting standards, practices and disclosure comparable with those applicable to U.S. companies, there may be different types of, and lower quality, information available about non-U.S. companies. In particular, the assets and profits appearing on the financial statements of a company may not reflect its financial position or results of operation in the way they would be reflected had such financial statements been prepared in accordance with the U.S. generally accepted accounting principles. This limitation may be particularly true for private equity investments, where there may be little or no publicly available information about private companies. In addition, financial data related to non-U.S. investments may be affected by both inflation and local accounting standards, and may not accurately reflect the real condition of companies and securities markets. Moreover, the Fund may be subject to tax, reporting and other filing obligations in non-U.S. jurisdictions in which non-U.S. companies reside or operate. In addition, non-U.S. securities markets, particularly in developing countries, may be substantially less liquid and have greater volatility than U.S. securities markets.
Geographic Risk.
 If the Fund focuses its investments in securities of issuers located in a particular country or region the Fund may be subjected to a greater extent than if investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.
Market Disruption Risk and Terrorism Risk.
 The military operations of the United States and its allies, the instability in various parts of the world and the prevalence of terrorist attacks throughout the world could have significant adverse effects on the global economy. In addition, certain illnesses have the potential to significantly affect the global economy. Terrorist attacks may also exacerbate some of the foregoing risk factors. A terrorist attack involving, or in the vicinity of, a Fund investment, directly or indirectly, may result in a liability far in excess of available insurance coverage. The
Investment Adviser cannot predict the likelihood of these types of events occurring in the future nor how such events may affect the Fund.
Investment and Repatriation Restrictions.
 Foreign investment in securities of companies in certain of the countries in which the Fund may invest is restricted or controlled to varying degrees. Certain countries have laws and regulations that currently limit or preclude direct foreign investment in the securities of their companies. Even where permitted, direct investments in certain companies may require significant government approvals under corporate, securities, foreign investment and other similar laws and may require financing and structuring alternatives that differ significantly from those customarily used in countries in other regions. These restrictions or controls may at times limit or preclude foreign investment above certain ownership levels or in certain sectors of the country’s economy and increase the costs and expenses of the Fund. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital interests and dividends paid on securities held by the Fund, and income on such securities or gains from the disposition of such securities may be subject to withholding taxes imposed by certain countries or other jurisdictions.
Hedging Instruments May Adversely Affect Overall Performance.
 The Fund’s use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities or more traditional investments of the Fund, depending upon the characteristics of the particular derivative and the Fund’s portfolio as a whole. Engaging in derivative transactions may entail investment exposures that are greater than their cost would suggest, and involves a risk of loss that could materially adversely affect the overall performance of the Fund. Please see “
Borrowing
” above.
Hedging strategies could involve a variety of derivative transactions, including futures, forward, swap, and option contracts or other financial instruments with similar characteristics, including forward foreign exchange contracts, interest rate swaps, credit default swaps and total return swaps, exchanges, caps and options (collectively “Hedging Instruments”). While hedging transactions may reduce the risks associated with an investment by the Fund, the transactions themselves entail risks that are different than those of the investments of the Fund. The risks posed by these transactions include interest rate risk, market risk, the risk that these complex instruments and techniques will not be successfully evaluated, monitored or priced, the risk that counterparties will default on their obligations, liquidity risk and leverage risk. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. Thus, while the Fund may benefit from the use of Hedging Instruments, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance for the Fund than if they had not used those Hedging Instruments.
The success of hedging transactions will be subject to the ability to correctly predict movements in and the direction of currency exchange rates, interest rates and public security prices. In addition, the degree of correlation between price movements of the instruments used in a hedging strategy and price movements in the portfolio positions being hedged may vary.
Currency Hedging Instruments may not be available for certain currencies or may not have a duration that matches the long-term nature of the underlying principal investment. The ability to trade in or exercise options may be restricted in the event that trading in the underlying securities becomes restricted.
The successful use of these hedging strategies depends upon the availability of a liquid market and appropriate Hedging Instruments, and there can be no assurance that the Fund will be able to close out a position when deemed advisable by the Investment Adviser. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. Hedging transactions also involve additional costs and expenses, which may adversely affect the overall performance of the Fund. There can be no assurance that the Fund’s assets will engage in hedging transactions at any given time or from time to time, or that these transactions, if available, will be effective.
Nature of Distressed Investments.
 The Fund may invest in the securities and obligations of companies experiencing financial and/or operational distress, including debt obligations that are in covenant or payment default. Such investments are considered high-risk and speculative. Defaulted obligations might not be repaid at all or might be repaid only after lengthy workout or bankruptcy proceedings, during which the issuer of those obligations might not make any interest or other payments.
Bankruptcy.
 Given their financial situation, distressed companies also face increased risk that they may be involved in bankruptcy proceedings. There are a number of significant risks when investing in distressed companies that are or may be involved in bankruptcy proceedings, including adverse and permanent effects on a company, such as the loss of its market position and key personnel, otherwise becoming incapable of restoring itself as a viable entity and, if converted to a liquidation, a possible liquidation value of the company that is less than the value that was believed to exist at the time of the investment. Bankruptcy proceedings are often lengthy and difficult to predict and could adversely impact a creditor’s return on investment. The bankruptcy courts have extensive power and, under some circumstances, may alter contractual obligations of a bankrupt company. Shareholders, creditors and other interested parties are all entitled to participate in bankruptcy proceedings and will attempt to influence the outcome for their own benefit. Administrative costs relating to a bankruptcy proceeding will be paid out of the debtor’s estate prior to any returns to creditors. In addition, creditors (such as the Fund) can lose their ranking and priority if they exercise “domination and control” over a debtor and other creditors can demonstrate that they have been harmed by these actions, especially in the case of investments made prior to the commencement of bankruptcy proceedings. Also, certain claims, such as for taxes, may have priority by law over the claims of certain creditors. The Fund also may seek representation on creditors’ committees and, as a member of a creditors’ committee, may owe certain obligations generally to all creditors similarly situated that the committee represents, and it may be subject to various trading or confidentiality restrictions. In addition, many events in a bankruptcy are the product of contested
matters and adversary proceedings that are beyond the control of the creditors.
Regulation and Treatment of the Fund as a Bank Holding Company Affiliate.
 Goldman Sachs is regulated as a “bank holding company” under the Bank Holding Company Act (the “BHCA”), which generally restricts bank holding companies from engaging in business activities other than the business of banking and certain closely related activities. Goldman Sachs has elected to become a financial holding company under the BHCA and, as such, may engage in a broader range of financial and related activities, as long as Goldman Sachs continues to meet certain eligibility requirements.
It is contemplated that the Fund is managed under the direction of the Board comprised of individuals, a majority of whom are independent of Goldman Sachs, and that, as a result of this and other factors, the Fund will not be “controlled” by Goldman Sachs for BHCA purposes. If the Fund is not controlled by Goldman Sachs for BHCA purposes, the BHCA’s restrictions on Goldman Sachs’ activities and investments should not apply to the Fund.
However, if the Fund were deemed to be controlled by Goldman Sachs for bank regulatory purposes, the BHCA and other applicable banking laws, rules, regulations and guidelines, and their interpretation and administration by the appropriate regulatory agencies, may, among other things, restrict the transactions and relationships between the Investment Adviser, Goldman Sachs and their affiliates, on the one hand, and the Fund, on the other hand, and may restrict investments and transactions by, and the operations of, the Fund. In addition, certain BHCA regulations may require aggregation of the positions owned, held or controlled by related entities.
Speculative Position Limits.
 The U.S. Commodity Futures Trading Commission (the “CFTC”) and various exchanges have rules limiting the maximum net long or short positions which any person or group may own, hold or control in any given futures contract or option on such futures contract and a limited number of swaps. GSAM will need to consider whether the exposure created under these contracts might exceed the applicable limits in managing the Fund, and the limits may constrain the ability of the Fund to use such contracts.
Error and Error Correction Policies.
 The Investment Adviser will report to the Board any material breaches of the Fund’s investment objective, policies or restrictions and any material errors in the calculation of the NAV of the Fund. Depending on the nature and size of an error, corrective action may or may not be required. Corrective action may involve a prospective correction of the NAV. The Investment Adviser’s error policy and the Fund’s NAV error correction policy limit or restrict when corrective action will be taken. As discussed in more detail under the section entitled “How Are Shares Priced?,” the Fund’s portfolio securities may be priced based on quotations for those securities provided by pricing services and Non-Traded Funds which may be priced on a delayed basis. There can be no guarantee that a quotation provided by a pricing service or Non-Traded Fund will be accurate. Each of the Investment Adviser and the Fund may at any time, in its discretion and without notice to shareholders
, amend or supplement its error and NAV error correction policies.
Potential Conflicts of Interest Risk.
 The Investment Adviser’s investment team is often responsible for managing the Fund as well as one or more funds and other accounts, including proprietary accounts, separate accounts and other pooled investment vehicles, such as unregistered private funds. A portfolio manager may manage a separate account or other pooled investment vehicle which may have materially higher fee arrangements than the Fund and may also have a performance-based fee. The side-by-side management of these funds may raise potential conflicts of interest relating to cross trading, the allocation of investment opportunities and the aggregation and allocation of trades.
The Fund anticipates that it will engage in negotiated co-investment transactions in securities of private issuers pursuant to an SEC exemptive order. The order is subject to certain conditions, such as that co-investments be made in a manner consistent with the Fund’s investment objectives, positions, policies, strategies and restrictions, as well as regulatory requirements, and are allocated fairly among participants. If the Fund is unable to rely on the exemptive relief for a particular opportunity, when the Investment Adviser identifies certain investments, it will be required to determine which funds or accounts should make the investment at the potential exclusion of other funds or accounts. In such circumstances, the Investment Adviser will adhere to its investment allocation policy in order to determine the fund or account to which to allocate the opportunity. The policy provides that the Investment Adviser allocate opportunities through a rotation system or in such other manner as the Investment Adviser determines to be equitable. Accordingly, it is possible that the Fund may not be given the opportunity to participate in investments made by other funds or accounts.
The Investment Adviser has a fiduciary responsibility to manage all client accounts in a fair and equitable manner. The Investment Adviser seeks to provide best execution of all securities transactions and aggregate and then allocate securities to client accounts in a fair and timely manner. To this end, the Investment Adviser has developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management. In addition, the Investment Adviser and the Fund have adopted policies limiting the circumstances under which cross-trades may be effected between the Fund and another client account. The Investment Adviser conducts periodic reviews of trades for consistency with these policies.
Legal, Tax and Other Regulatory Risks.
 Legal, tax and regulatory changes could occur that may adversely affect the Fund and its investment results, and/or some or all of the shareholders. Recent economic events have given rise to a political climate that may result in the Investment Adviser and the Fund becoming subject to increased regulatory scrutiny and/or entirely new legal, tax or regulatory regimes both within the United States and in other countries in which the Fund may directly or indirectly invest. The Fund may be adversely affected as a result of new or revised legislation, or regulations imposed by the SEC, CFTC, IRS, Federal Reserve, other U.S. or non-U.S. tax or governmental regulatory authorities or self-regulatory organizations that supervise the financial markets.
The Fund and/or some or all of the shareholders also may be adversely affected by changes in the interpretation or enforcement of existing laws and rules by these governmental authorities and self-regulatory organizations. It is not possible to determine the extent of the impact of any new or revised laws, regulations or initiatives that may be proposed, or whether any of the proposals will become law. Compliance with any new laws or regulations could be more difficult and expensive, and may have a material adverse effect on the Fund and/or some or all of the shareholders.
The regulation of alternative investment management companies and investment funds (including private equity funds and hedge funds) is evolving, and changes in the regulation of alternative investment management companies and investment funds may adversely affect the ability of the Fund to pursue its investment objective. In addition, from time to time the market for private equity transactions has been adversely affected by regulatory pressures on providers of financing to reduce or eliminate their exposure to such transactions. It is not possible to determine the extent of the impact of any new laws, regulations or initiatives that may be proposed, or whether any of the proposals will become law and the consequences attendant therewith. Compliance with any new laws or regulations could be more difficult and expensive than compliance with existing regimes, and may affect the manner in which the Fund conducts business. New laws or regulations may also subject the Fund or some or all of its shareholders to increased taxes or other costs. In addition, the market for private equity transactions has been adversely affected by a decrease in the availability of financing for transactions.
Each prospective investor should be aware that tax laws and regulations are changing on an ongoing basis, and such laws and regulations may be changed with retroactive effect. Moreover, the interpretation and application of tax laws and regulations by certain tax authorities may not be clear, consistent or transparent. Uncertainty in the tax law may require the Fund to accrue potential tax liabilities even in situations where the Fund and/or the shareholders do not expect to be ultimately subject to such tax liabilities. In that regard, accounting standards and/or related tax reporting obligations may change, giving rise to additional accrual and/or other obligations. Each prospective investor should also be aware that other developments in the tax laws of the United States or other jurisdictions where the Fund invests could have a material effect on the tax consequences to the shareholders, the Fund and/or the Fund’s direct and indirect subsidiaries discussed in this prospectus and that shareholders may be required to provide certain additional information to the Fund (which may be provided to the IRS or other taxing authorities) or may be subject to other adverse consequences as a result of such change in tax laws. In the event of any such change in law, each shareholder is urged to consult its own tax advisors.
Tax Risk.
 Although the Fund has elected to be treated, and intends to qualify annually, as a RIC under Subchapter M of the Code, the Fund cannot assure shareholders that the Fund will be able to maintain RIC status. To obtain and maintain RIC status and be relieved of U.S. federal income taxes on income and gains distributed to its shareholders, the Fund must meet the annual distribution, source-of-income and asset diversification requirements described below.

•	The annual distribution requirement for a RIC will be satisfied if the Fund distributes to its shareholders on an annual basis at least 90% of its investment company taxable income for each taxable year. Because the Fund expects to use debt financing, the Fund expects to be subject to an asset coverage ratio requirement under the 1940 Act, and the Fund expects to be subject to certain financial covenants contained in its credit agreements and other debt financing agreements. This asset coverage ratio requirement and these financial covenants could, under certain circumstances, restrict the Fund from making distributions to its shareholders that are necessary for the Fund to satisfy the distribution requirement. If the Fund is unable to obtain cash from other sources, and thus is unable to make sufficient distributions to its shareholders, the Fund could fail to maintain its status for RIC tax treatment and thus become subject to corporate-level U.S. federal income tax (and any applicable U.S. state and local taxes).

•
The source-of-income requirement will be satisfied if at least 90% of the Fund’s gross income for each year is derived from dividends, interest, gains from the sale of stock or securities or similar sources.

•
The asset diversification requirement will be satisfied if, at the end of each quarter of the Fund’s taxable year, at least 50% of the value of the Fund’s assets consists of cash, cash equivalents, U.S. government securities, securities of other RICs and other acceptable securities, and no more than 25% of the value of our assets is invested in the securities (other than U.S. government securities or securities of other RICs) of one issuer, of two or more issuers that are controlled, as determined under applicable Code rules, by the Fund and that are engaged in the same or similar or related trades or businesses or of certain “qualified publicly traded partnerships.” Failure to meet these requirements may result in the Fund’s having to dispose of certain investments quickly in order to prevent the loss of the Fund’s RIC status.

•
If the Fund fails to maintain its RIC status for any reason, and does not qualify for certain relief provisions under the Code, the Fund would be subject to corporate-level U.S. federal income tax (and any applicable U.S. state and local taxes). In this event, the resulting taxes could substantially reduce the Fund’s Net Assets, the amount of the Fund’s income available for distribution and the amount of the Fund’s distributions to its shareholders, which would have a material adverse effect on the Fund’s financial performance. For additional discussion regarding the tax implications of a RIC, see “Taxation.”

Uncertain Tax Treatment.
 The Fund will, from time to time, invest a portion of its net assets in below investment grade instruments. Investments in these types of instruments may present special tax issues for the Fund. U.S. federal income tax rules are not entirely clear about issues such as when the Fund will cease to accrue interest, original issue discount (“OID”) or market discount, when and to what extent deductions may be taken for bad debts or worthless instruments, how payments received on obligations in default should be allocated between principal and income and whether exchanges of debt obligations in a bankruptcy or workout context are taxable. These and other issues will be addressed by the Fund to the extent necessary in order to seek to ensure that it distributes sufficient income to ensure that it does not become subject to U.S. federal income or excise tax.
RIC-Related Risks of Investments Generating Non-Cash Taxable Income.
 Certain of the Fund’s investments will require the Fund to recognize taxable income in a taxable year in excess of the cash generated on those investments during that year. In particular, the Fund invests in loans and other debt obligations that
will be treated as having “market discount” and/or OID for U.S. federal income tax purposes. Because the Fund will, from time to time, be required to recognize income in respect of these investments before, or without receiving, cash representing such income, the Fund will have difficulty satisfying the annual distribution requirements applicable to RICs and avoiding Fund-level U.S. federal income and/or excise taxes in such circumstances. Accordingly, the Fund will, from time to time, be required to sell assets, including at potentially disadvantageous times or prices, borrow, raise additional equity capital, make taxable distributions of its Shares or debt securities, or reduce new investments, to obtain the cash needed to make these income distributions. If the Fund liquidates assets to raise cash, the Fund will, from time to time, realize gain or loss on such liquidations; in the event the Fund realizes net capital gains from such liquidation transactions, its Shareholders may receive larger capital gain distributions than they would in the absence of such transactions. The required recognition of such non-cash investments may also have a negative impact on the Fund’s liquidity.
Other Regulatory.
 The Fund is registered as an investment company under the 1940 Act. The Investment Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The Fund may use derivatives that are subject to regulation by the CFTC. Because of this exposure to CFTC-regulated derivatives, the Investment Adviser could become subject to regulation as a “commodity pool operator” under the Commodity Exchange Act, as amended (the “CEA”), and the CFTC’s rules and regulations with respect to the operations of the Fund. However, The Investment Adviser has claimed an exclusion with respect to the Fund from the definition of the term “commodity pool operator” under the CEA and, therefore, is not currently subject to registration or regulation as a pool operator under that CEA with respect to the Fund. If the Fund were to be subject to registration or regulation as a commodity pool operator under the CEA, the Fund may incur compliance and other expenses or otherwise disadvantage the Fund.
Market Risk.
 The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world. Price changes may be temporary or last for extended periods. The Fund’s investments may be overweighted from time to time in one or more sub-industries or countries, which will increase the Fund’s exposure to risk of loss from adverse developments affecting those sub-industries or countries.
Global economies and financial markets are becoming increasingly interconnected, and political, economic and other conditions and events (including, but not limited to, natural disasters, pandemics, epidemics, and social unrest) in one country, region, or financial market may adversely impact issuers in a different country, region or financial market. The Fund could be negatively impacted if the value of a portfolio holding were harmed by such political or economic conditions or events. Moreover, such negative political and economic conditions and events could disrupt the processes necessary for the Fund’s operations. Furthermore, local, regional and global events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also adversely impact issuers, markets and economies, including in ways that cannot necessarily be foreseen. The Fund could be negatively impacted if the value of a portfolio holding were harmed by such political or economic conditions or events. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such conditions, events and actions may result in greater market risk.
Counterparty Risk.
 Many of the protections afforded to cleared transactions, such as the security afforded by transacting through a clearing house, might not be available in connection with certain over-the-counter transactions. Therefore, in those instances in which the Fund enters into certain over-the-counter transactions, the Fund will be subject to the risk that its direct counterparty will not perform its obligations under the transactions and that the Fund will sustain losses. However, recent regulatory developments require margin on certain uncleared over-the-counter transactions which may reduce, but not eliminate, this risk.
Special Situation Investments Risk.
 The Fund may make investments in event-driven situations such as recapitalizations, financings, corporate and financial restructurings, acquisitions, divestitures, reorganizations or other situations in public or private companies that may provide the Fund with an opportunity to provide debt and/or equity financing, typically on a negotiated basis. The Investment Adviser will seek special situation investment opportunities with limited downside risk relative to their potential upside. These investments are complicated and an incorrect assessment of the downside risk associated with an investment could result in significant losses to the Fund.
Private Company Investments Risk.
 Private companies are not subject to SEC reporting requirements, are not required to maintain their accounting records in accordance with generally accepted accounting principles, and are not required to maintain effective internal controls over financial reporting. As a result, the Investment Adviser may not have timely or accurate information about the business, financial condition and results of operations of the private companies in which the Fund invests. There is risk that the Fund may invest on the basis of incomplete or inaccurate information, which may adversely affect the Fund’s investment performance. Private companies in which the Fund may invest may have limited financial resources, shorter operating histories, more asset concentration risk, narrower product lines and smaller market shares than larger businesses, which tend to render them more vulnerable to competitors’ actions and market conditions, as well as general economic downturns. These companies generally have less predictable operating results, may from time to time be parties to litigation, may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence, and may require substantial additional capital to support their operations, finance expansion or maintain their competitive position. These companies may have difficulty accessing the capital markets to meet future capital needs, which may limit their ability to grow or to repay their outstanding indebtedness upon maturity. In addition, the Fund’s investment also may be structured as pay-in-kind securities with minimal or no cash interest or dividends until the company meets certain growth and liquidity objectives. The securities of private portfolio companies are illiquid, making it difficult for the Fund to sell such investments.
Valuation Risk.
 Market prices may not be readily available for some of the Fund’s investments. The value of such securities is determined by fair valuations determined by the Board’s valuation designee pursuant to procedures governing the valuation of portfolio securities adopted by the Board. Proper valuation of such securities may require more reliance on the judgment of the Investment Adviser than for valuation of securities for which an active trading market exists.
Unsecured Debt, including Mezzanine Debt.
 The Fund’s unsecured debt investments, including mezzanine debt investments, generally will be subordinated to senior debt in the event of an insolvency. This may result in an above average amount of risk and loss of principal.
Non-Investment Grade Fixed Income Securities Risk.
 Non-investment grade fixed income securities and unrated securities of comparable credit quality (commonly known as “junk bonds”) are considered speculative and are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate or municipal developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less liquidity. The Fund may purchase the securities or obligations of issuers that are in default.
Structured Securities.
 The Fund may invest in structured securities. Structured securities are securities whose value is determined by reference to changes in the value of specific currencies, securities, interest rates, commodities, indices or other financial indicators (the “Reference”) or the relative change in two or more References. Investments in structured securities may provide exposure to certain securities or markets in situations where regulatory or other restrictions prevent direct investments in such issuers or markets.
The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, changes in the interest rates or the value of the security at maturity may be a multiple of changes in the value of the Reference, effectively leveraging the Fund’s investments so that small changes in the value of the Reference may result in disproportionate gains or losses to the Fund. Consequently, structured securities may present a greater degree of market risk than many types of securities and maybe more volatile, less liquid and more difficult to price accurately than less complex securities. Structured securities are also subject to the risk that the issuer of the structured securities may fail to perform its contractual obligations. Certain issuers of structured products may be deemed to be investment companies as defined in the 1940 Act. As a result, the Fund’s investments in structured securities may be subject to the limits applicable to investments in other investment companies.
Structured securities are considered hybrid instruments because they are derivative instruments the value of which depends on, or is derived from or linked to, the value of an underlying asset, interest rate index or commodity. Commodity-linked notes are hybrid instruments because the principal and/or interest payments on those notes is linked to the value of the individual commodities, futures contracts or the performance of one or more commodity indices.
Structured securities include, but are not limited to, equity linked notes. An equity linked note is a note whose performance is tied to a single stock, a stock index or a basket of stocks. Equity linked notes combine the principal protection normally associated with fixed income investments with the potential for capital appreciation normally associated with equity investments. Upon the maturity of the note, the holder generally receives a return of principal based on the capital appreciation of the linked securities. Depending on the terms of the note, equity linked notes may also have a “cap” or “floor” on the maximum principal amount to be repaid to holders, irrespective of the performance of the underlying linked securities. For example, a note may guarantee the repayment of the original principal amount invested (even if the underlying linked securities have negative performance during the note’s term), but may cap the maximum payment at maturity at a certain percentage of the issuance price or the return of the underlying linked securities. Alternatively, the note may not guarantee a full return on the original principal, but may offer a greater participation in any capital appreciation of the underlying linked securities. The terms of an equity linked note may also provide for periodic interest payments to holders at either a fixed or floating rate. The secondary market for equity linked notes may be limited, and the lack of liquidity in the secondary market may make these securities difficult to dispose of and to value. Equity linked notes will be considered equity securities for purposes of the Fund’s investment objective and policies.
CMBS Risk.
Investing in CMBS entails various risks: credit risks, liquidity risks, interest rate risks, market risks, operations risks, structural risks, geographical concentration risks, basis risks and legal risks. Credit risk of CMBS arises primarily from the potential for losses due to delinquencies and defaults by the borrowers in payments on the underlying obligations and the risk that the servicer fails to perform. CMBS are subject to risks associated with their structure and execution, including the process by which principal and interest payments are allocated and distributed to investors, how credit losses affect the issuing vehicle and the return to investors in such CMBS, whether the collateral represents a fixed set of specific assets or accounts, whether the underlying collateral assets are revolving or closed-end, under what terms (including maturity of the CMBS) any remaining balance in the accounts may revert to the issuing entity and the extent to which the entity that is the actual source of the collateral assets is obligated to provide support to the issuing vehicle or to the investors in such CMBS. In addition, concentrations of CMBS of a particular type, as well as concentrations of CMBS issued or guaranteed by affiliated obligors, serviced by the same servicer or backed by underlying collateral located in a specific geographic region, may subject the CMBS to additional risk. CMBS are, generally, securities backed by obligations (including certificates of participation in obligations) that are principally secured by mortgages on real property or interests therein having a multifamily or commercial use, such as regional malls, other retail space, office buildings, industrial or warehouse properties, hotels, nursing homes and senior living centers. CMBS are subject to particular risks, including lack of standardized terms, shorter maturities than residential mortgage loans and payment of all or substantially all of the principal only at maturity rather than regular amortization of principal. Additional risks may be presented by the type and use of a particular commercial property. Special risks are presented by hospitals, nursing homes, hospitality properties and certain other property types. Commercial property values and net operating income are subject to volatility, which may result in net operating income becoming insufficient to cover debt service on the related mortgage loan. The repayment of loans secured by income-producing properties is typically dependent upon the successful operation of the related real estate project rather than upon the liquidation value of the underlying real estate. Furthermore, the net operating income from and value of any commercial property is subject to various risks, including changing interest rates and other developments impacting the commercial real estate market, such as changes in general or local economic conditions and/or specific industry segments, declines in real estate values, increases in real estate tax rates and other operating expenses, population shifts and other demographic changes, increasing vacancies (potentially for extended periods), reduced demand for commercial and office space as well as maintenance or tenant improvement costs and costs to convert properties for other uses, changes in governmental rules, regulations and fiscal policies, acts of God, terrorist threats and attacks, and social unrest and civil disturbances. These developments could result from, among other things, changing tastes and preferences (such as for remote work arrangements) as well as cultural, technological, global or local economic and market developments. In addition, changing interest rate environments and associated changes in lending standards and higher refinancing rates may adversely affect the commercial real estate and CMBS markets. The occurrence of any of the foregoing developments would likely increase default risk for the properties and loans underlying these investments as well as impact the value of, and income generated by, these investments. These developments could also result in reduced liquidity for CMBS and other real estate-related investments. In addition, the repayment of loans secured by income producing properties typically is dependent upon the successful operation of the related real estate project and the cash flow generated therefrom.
Legislative, regulatory and enforcement actions seeking to prevent or restrict foreclosures or providing forbearance relief to borrowers of residential mortgage loans may adversely affect the value of CMBS (e.g., the Coronavirus Aid, Relief, and Economic Security (CARES) Act). Legislative or regulatory initiatives by federal, state or local legislative bodies or administrative agencies, if enacted or adopted, could delay foreclosure or the exercise of other remedies, provide new defenses to foreclosure, or otherwise impair the ability of the loan servicer to foreclose or realize on a defaulted residential mortgage loan included in a pool of residential mortgage loans backing such residential CMBS. While the nature or extent of limitations on foreclosure or exercise of other remedies that may be enacted cannot be predicted, any such governmental actions that interfere with the foreclosure process or are designed to protect customers could increase the costs of such foreclosures or exercise of other remedies in respect of residential mortgage loans which collateralize CMBS held by the Fund, delay the timing or reduce the amount of recoveries on defaulted residential mortgage loans which collateralize CMBS held by the Fund, and consequently, could adversely impact the yields and distributions the Fund may receive in respect of its ownership of CMBS collateralized by residential mortgage loans.
Other Investment Companies Risk.
 By investing in other investment companies (including ETFs) indirectly through the Fund, investors will incur a proportionate share of the expenses of the other investment companies held by the Fund (including operating costs and investment management fees) in addition to the fees and expenses regularly borne by the Fund. In addition, the Fund will be affected by the investment policies, practices and performance of such investment companies in direct proportion to the amount of assets the Fund invests therein.
Restricted and Illiquid Investments Risk.
 The Fund may invest in illiquid investments, which are investments that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may purchase Rule 144A Securities for which there is a secondary market of qualified institutional buyers, as defined in Rule 144A promulgated under the Securities Act. Rule 144A provides an exemption from the registration requirements of the Securities Act for the resale of certain restricted securities to qualified institutional buyers. Investing in Rule 144A Securities may decrease the liquidity of the Fund’s portfolio to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities. The purchase price and subsequent valuation of restricted and illiquid investments normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.
Investments purchased by the Fund, particularly debt securities and over-the-counter traded instruments that are liquid at the time of purchase, may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions. Domestic and foreign markets are becoming more and more complex and interrelated, so that events in one sector of the market or the economy, or in one geographical region, can reverberate and have negative consequences for other market, economic or regional sectors in a manner that may not be reasonably foreseen. With respect to over-the-counter traded securities, the continued viability of any over-the-counter secondary market depends on the continued willingness of dealers and other participants to purchase the instruments.
In cases where no clear indication of the value of the Fund’s portfolio instruments is available, the portfolio instruments will be valued at their fair value according to the valuation procedures approved by the Board. These cases include, among others, situations where a security or other asset or liability does not have a price source.
Stock Risk
.
 Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future. Stock prices may fluctuate from time to time in response to the activities of individual companies and in response to general market and economic conditions. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments, and the stock prices of such companies may suffer a decline in response.
Preferred Stock, Warrants and Stock Purchase Rights.
 The Fund may invest in preferred stock, warrants and stock purchase rights (or “rights”). Preferred stocks are securities that represent an ownership interest providing the holder with claims on the issuer’s earnings and assets before common stock owners but after bond owners. Unlike debt securities, the obligations of an issuer of preferred stock, including dividend and other payment obligations, may not typically be accelerated by the holders of such preferred stock on the occurrence of an event of default or other non-compliance by the issuer of the preferred stock. Warrants and other rights are options to buy a stated number of shares of common stock at a specified price at any time during the life of the warrant or right. The holders of warrants and rights have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.
Convertible Securities Risk
.
 The market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock or other security. A unique feature of convertible securities is that as the market price of the underlying security declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying security. When the market price of the underlying security increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying security.
Call/Prepayment Risk
.
 An issuer could exercise its right to pay principal on an obligation held by the Fund (such as a mortgage-backed security) earlier than expected. This may happen when there is a decline in interest rates, when credit spreads change, or when an issuer’s credit quality improves. Under these circumstances, the Fund may be unable to recoup all of its initial investment and will also suffer from having to reinvest in lower yielding securities.
Credit/Default Risk
.
 An issuer or guarantor of fixed income securities or instruments held by the Fund (which may have low credit ratings) may default on its obligation to pay interest and repay principal or default on any other obligation. The credit quality of the Fund’s portfolio securities or instruments may meet the Fund’s credit quality requirements at the time of purchase but then deteriorate thereafter, and such a deterioration can occur rapidly. In certain instances, the downgrading or default of a single holding or guarantor of the Fund’s holding may impair the Fund’s liquidity and have the potential to cause significant deterioration in NAV. These risks are heightened in market environments where interest rates are rising as well as in connection with the Fund’s investments in non-investment grade fixed income securities.
Extension Risk
.
 An issuer could exercise its right to pay principal on an obligation held by the Fund (such as a mortgage-backed security) later than expected. This may happen when there is a rise in interest rates. Under these circumstances, the value of the obligation will decrease, and the Fund will also suffer from the inability to reinvest in higher yielding securities.
Interest Rate Risk
.
 When interest rates increase, fixed income securities or instruments held by the Fund (which may include inflation protected securities) will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance to the extent the Fund is exposed to such interest rates and/or volatility. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. Funds with longer average portfolio durations will generally be more sensitive to changes in interest rates than funds with a shorter average portfolio duration. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.
It is difficult to predict the magnitude, timing or direction of interest rate changes and the impact these changes will have on the markets in which the Fund invests.
LIBOR Risk.
The Fund’s investments, payment obligations and financing terms may be based on floating rates, such as Secured Overnight Financing Rate (“SOFR”), a term SOFR rate published by CME Group Benchmark Administration Limited (CBA) calculated using certain derivatives markets (“Term SOFR”), another rate determined using SOFR values, Euro Interbank Offered Rate (“EURIBOR”) and other similar types of reference rates (each, a “Reference Rate”). All settings of LIBOR have ceased to be published and, the Fund has transitioned to successor or alternative reference rates as necessary. The termination of LIBOR and any additional regulatory or market changes may have an adverse impact on the Fund’s investments, performance or financial condition. To identify a successor rate for US dollar LIBOR, the Alternative Reference Rates Committee (“ARRC”), a U.S.-based group convened by the Federal Reserve Board and the Federal Reserve Bank of New York, was formed. The ARRC has identified SOFR as its preferred alternative rate for LIBOR. SOFR is a measure of the cost of borrowing cash overnight, collateralized by the U.S. Treasury securities, and is based on directly observable U.S. Treasury-backed repurchase transactions. On July 29, 2021, the ARRC also formally recommended the use of forward-looking Term SOFR rates published by CME Group Benchmark Administration Limited (CBA). The Investment Adviser expects that a substantial portion of future floating rate investments will be linked to SOFR, Term SOFR or another rate determined using SOFR. At this time, it is not possible to predict the effect of the transition to any of these reference rates. This transition and any additional regulatory or market changes may have an adverse impact on the Fund’s investments, performance or financial condition.
Mid-Cap and Small-Cap Risk
.
 The securities of mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price. Both mid-capitalization and small-capitalization companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio. Generally, the smaller the company size, the greater these risks become.
IPO Risk
.
 The market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments could have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance will likely decline, which could reduce the Fund’s performance.
Pre-IPO Investments Risk
.
 Pre-IPO companies typically have limited operating histories, narrower, less established product lines and smaller market shares than larger businesses, which tend to render them more vulnerable to competitors’ actions, market conditions and consumer sentiment in respect of their products or services, as well as general economic downturns. Such companies may experience operating losses, which may be substantial, and there can be no assurance when or if such companies will operate at a profit. At the time of the Fund’s investment, there is generally little publicly available information about these businesses since they are primarily privately owned and the Fund may only have access to the company’s actual financial results as of and for the most recent quarter end or, in certain cases, the quarter end preceding the most recent quarter end. There can be no assurance that the information that the Fund does obtain with respect to any investment is reliable. Pre-IPO companies may have limited financial resources and may be unable to meet their obligations under their existing credit facilities (to the extent that such facilities exist), which may lead to equity financings, possibly at discounted valuations, in which the Fund could be substantially diluted if the Fund does not, or cannot, participate in such financings. Failing to meet such obligations may also lead to bankruptcy or liquidation and may result in a reduction in value or loss of the Fund’s investment. Pre-IPO companies are more likely to depend on the management talents and efforts of a small group of persons; therefore, the death, disability, resignation or termination of one or more of these persons could have a material adverse impact on the company and, in turn, on the Fund. Continued global economic uncertainty could also result in investors becoming more risk-averse, which in turn could reduce the amount of growth capital available to the companies from both existing and new investors, could adversely affect their operating performance, and could delay liquidity paths (for example, an IPO or strategic sale/merger) for the companies. It may be difficult for the Fund to sell these investments, subjecting the Fund to liquidity risk. The securities of private portfolio companies are illiquid, and the inability of these portfolio companies to complete an IPO within the targeted time frame will extend the holding period of the Fund’s investments and may adversely affect the value of these investments.
Global Financial Markets Risk.
 Global economies and financial markets are becoming increasingly interconnected and political and economic conditions (including recent instability and volatility) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by the Fund may experience significant declines in the value of their assets and even cease operations. Such conditions and/or events may not have the same impact on all types of securities and may expose the Fund to greater market or liquidity risk or cause difficulty in valuing portfolio instruments held by the Fund. This could cause the Fund to underperform other types of investments.
The severity or duration of such conditions and/or events may be affected by policy changes made by governments or quasi-governmental organizations. Recent instability in the financial markets has led governments across the globe to take a number of unprecedented actions designed to support the financial markets. Future government regulation and/or intervention may also change the way in which the Fund is regulated and could limit or preclude the Fund’s ability to achieve its investment objective. For example, one or more countries that have adopted the euro may abandon that currency and/or withdraw from the EU, which could disrupt markets and affect the liquidity and value of the Fund’s investments, regardless of whether the Fund has significant exposure to European markets. In addition, governments or their agencies may acquire distressed assets from financial institutions and acquire ownership interests in those institutions, which may affect the Fund’s investments in ways that are unforeseeable.
In addition, in the U.S., total public debt as a percentage of gross domestic product has grown rapidly since the beginning of the financial downturn. High levels of national debt may raise concerns that the U.S. government will be unable to pay investors at maturity, may cause declines in currency valuations and may prevent the U.S. government from implementing effective fiscal policy.
Swaps Risk.
 The use of swaps is a highly specialized activity which involves investment techniques, risk analyses and tax planning different from those associated with ordinary portfolio securities transactions. The Fund’s transactions in swaps may be significant. These transactions can result in sizeable realized and unrealized capital gains and losses relative to the gains and losses from the Fund’s direct investments in securities and short sales.
Transactions in swaps can involve greater risks than if the Fund had invested in securities directly since, in addition to general market risks, swaps may be leveraged and subject to illiquidity risk, counterparty risk, credit risk, pricing risk, operational risk and legal risk. Regulators also may impose limits on an entity’s or group of entities’ positions in certain swaps. However, certain risks are reduced (but not eliminated) if the Fund invests in cleared swaps, which are transacted through a futures clearing merchant and cleared through a clearinghouse that serves as a central counterparty. Because uncleared bilateral swap agreements are two-party contracts and because they may have terms of greater than seven days, these swaps may be considered to be illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap (including any margin the Fund may have posted in connection with establishing the swap position) in the event of the default or bankruptcy of a swap counterparty. Many swaps are complex and valued subjectively. Swaps and other derivatives may also be subject to pricing or “basis” risk, which exists when the price of a particular derivative diverges from the price of corresponding cash market instruments. Under certain market conditions it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity.
If a swap transaction is particularly large or if the relevant market is illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses.
The value of swaps can be very volatile, and a variance in the degree of volatility or in the direction of securities prices from the Investment Adviser’s expectations may produce significant losses in the Fund’s investments in swaps. In addition, a perfect correlation between a swap and a security position may be impossible to achieve. As a result, the Investment Adviser’s use of swaps may not be effective in fulfilling the Investment Adviser’s investment strategies and may contribute to losses that would not have been incurred otherwise.
Futures Contracts and Options and Swaps on Futures Contracts.
 Futures contracts are standardized, exchange-traded contracts that provide for the sale or purchase of a specified financial instrument or currency at a future time at a specified price. An option on a futures contract gives the purchaser the right (and the writer of the option the obligation) to assume a position in a futures contract at a specified exercise price within a specified period of time. A swap on a futures contract provides an investor with the ability to gain economic exposure to a particular futures market; however, unlike a futures contract that is exchange-traded, a swap on a futures contract is an over-the-counter transaction. A futures contract may be based on particular securities, foreign currencies, securities indices and other financial instruments and indices. The Fund may engage in futures transactions on U.S. and foreign exchanges.
The Fund may, to the extent consistent with its investment policies, purchase and sell futures contracts, purchase and write call and put options on futures contracts and enter into swaps on futures contracts, in order to seek to increase total return or to hedge against changes in interest rates, securities prices or currency exchange rates, or to otherwise manage its term structure, sector selection and duration in accordance with its investment objective and policies. The Fund may also enter into closing purchase and sale transactions with respect to such contracts and options.
Futures contracts and related options and swaps present the following risks:

•
While the Fund may benefit from the use of futures and options and swaps on futures, unanticipated changes in interest rates, securities prices or currency exchange rates may result in poorer overall performance than if the Fund had not entered into any futures contracts, options transactions or swaps.

•
Because perfect correlation between a futures position and a portfolio position that is intended to be protected is impossible to achieve, the desired protection may not be obtained and the Fund may be exposed to additional risk of loss.

•
The loss incurred by the Fund in entering into futures contracts and in writing call options and entering into swaps on futures is potentially unlimited and may exceed the amount of the premium received.

•	Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s NAV.

•	As a result of the low margin deposits normally required in futures trading, a relatively small price movement in a futures contract may result in substantial losses to the Fund.

•	Futures contracts and options and swaps on futures may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day.

•	Foreign exchanges may not provide the same protection as U.S. exchanges.
When-Issued Securities and Forward Commitments.
 The Fund may purchase when-issued securities and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. When-issued securities are securities that have been authorized, but not yet issued. When-issued securities are purchased in order to secure what is considered to be an advantageous price or yield to the Fund at the time of entering into the transaction. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period.
The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although the Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement if the Investment Adviser deems it appropriate.
Repurchase Agreements.
 Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. The Fund may enter into repurchase agreements with eligible counterparties which furnish collateral at least equal in value or market price to the amount of their repurchase obligation. The collateral may consist of any type of security in which the Fund is eligible to invest directly. Repurchase agreements involving obligations other than U.S. Government Securities may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty’s insolvency.
If the other party or “seller” defaults, the Fund might suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of bankruptcy of the seller, the Fund could suffer additional losses if a court determines that the Fund’s interest in the collateral is not enforceable.
The Fund, together with other registered investment companies having advisory agreements with the Investment Adviser or any of its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.
Reverse Repurchase Agreements.
Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement by the Fund to repurchase the securities at a mutually agreed upon date and price (including interest). Reverse repurchase agreements may be entered into when the Investment Adviser expects that the return to be earned from the investment of the transaction proceeds will be greater than the related interest expense. Reverse repurchase agreements involve leveraging. If the securities held by the Fund decline in value while these transactions are outstanding, the NAV of the Fund’s outstanding shares will decline in value proportionately more than the decline in value of the securities. In addition, reverse repurchase agreements involve the risk that the investment return earned by the Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by the Fund will decline below the price the Fund is obligated to pay to repurchase the securities, and that the securities may not be returned to the Fund.
Under SEC requirements, the Fund needs to aggregate the amount of indebtedness associated with its reverse repurchase agreements and similar financing transactions with the aggregate amount of any other senior securities representing indebtedness (e.g., borrowings, if applicable) when calculating the Fund’s asset coverage ratio or treat all such transactions as derivatives transactions for purposes of Rule 18f-4 under the 1940 Act.
If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. Also, the Fund would bear the risk of loss to the extent that the proceeds of the reverse repurchase agreement are less than the value of the securities subject to such agreement.
With respect to any reverse repurchase agreement or similar transaction, the Fund’s Managed Assets shall include any proceeds from the sale of an asset of the Fund to a counterparty in such a transaction, in addition to the value of the underlying asset as of the relevant measuring date.
ESG Integration Risk.
 The Investment Adviser employs a fundamental investment process that may integrate ESG factors with traditional fundamental factors. The relevance and weightings of specific ESG factors to or within the fundamental investment process varies across asset classes, sectors and strategies and no one factor or consideration is determinative. When integrating ESG factors into the investment process, the Investment Adviser may rely on third-party data that it believes to be reliable, but it does not guarantee the accuracy of such third-party data. ESG information from third-party data providers may be incomplete, inaccurate or unavailable, which may adversely impact the investment process. Moreover, ESG information, whether from an external and/or internal source, is, by nature and in many instances, based on a qualitative and subjective assessment. An element of subjectivity and discretion is therefore inherent to the interpretation and use of ESG data. The process for conducting ESG assessments and implementation of ESG views in client/fund portfolios, including the format and content of such analysis and the tools and/or data used to perform such analysis, may also vary among the Investment Adviser’s portfolio management teams. While the Investment Adviser believes that the integration of material ESG factors into the Fund’s investment process has the potential to identify financial risks and contribute to the Fund’s long-term performance, ESG factors may not be considered for each and every investment decision, and there is no guarantee that the integration of ESG factors will result in better performance. Investors can differ in their views of what constitutes positive or negative ESG characteristics. Moreover, the current lack of common standards may result in different approaches to integrating ESG factors. As a result, the Fund may invest in companies that do not reflect the beliefs and values of any particular investor. The Investment Adviser’s approach to ESG integration may evolve and develop over time, both due to a refinement of investment decision-making processes to address ESG factors and risks, and because of legal and regulatory developments.
Cybersecurity Risk.
 The Fund may be susceptible to operational and information security risks resulting from cyber-attacks. Cyber-attacks include, among others, stealing or corrupting confidential information and other data that is maintained online or digitally for financial gain, denial-of-service attacks on websites causing operational disruption, and the unauthorized release of confidential information and other data. Cyber-attacks have the ability to cause significant disruptions and impact business operations; to result in financial losses; to prevent shareholders from transacting business; to interfere with the Fund’s calculation of NAV; and to lead to violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs and/or additional compliance costs. Cyber-attacks affecting the Fund or its Investment Adviser, custodian, Transfer Agent, or other third-party service providers may adversely impact the Fund and its shareholders.
Banking Sector Risk.
 U.S. and global markets recently have experienced increased volatility, including as a result of the recent failures of certain U.S. and non-U.S. banks, which could be harmful to the Fund and issuers in which it invests. For example, if a bank in which the Fund or issuer has an account fails, any cash or other assets in bank accounts may be temporarily inaccessible or permanently lost by the Fund or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to the Fund or an issuer fails, the Fund or the issuer could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms. Even if banks used by issuers in which the Fund invests remain solvent, continued volatility in the banking sector could cause or intensify an economic recession, increase the costs of banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Conditions in the banking sector are evolving, and the scope of any potential impacts to the Fund and issuers, both from market conditions and also potential legislative or regulatory responses, are uncertain. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking industry or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Fund and issuers in which it invests.
Securities Lending Risk
. The Fund may engage in securities lending. The Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.
No guarantee or representation is made that the investment program of the Fund or any investment will be successful, that the various investments selected by the Fund will produce positive returns or that the Fund will achieve its investment objective.

Effects of Leverage [Text Block]
Effects of Leverage.
Assuming that borrowings represent approximately 7.17% of the Fund’s net assets, as of September 30, 2024, and that the Fund bears expenses relating to such borrowings at an annual effective interest rate of 6.30% (based on interest rates for such borrowings as of a recent date), the annual return that the Fund’s portfolio must experience (net of expenses not related to borrowings) in order to cover the costs of such borrowings would be approximately 0.45%. These figures are estimates based on current market conditions, used for illustration purposes only. Actual expenses associated with borrowings used by the Fund may vary frequently and may be significantly higher or lower than the rate used for the example above.
The following table is furnished in response to requirements of the SEC. It is designed to illustrate the effects of the Fund’s leverage due to borrowings on corresponding Share total return, assuming investment portfolio total returns (consisting of income and changes in the value of investments held in the Fund’s portfolio) of -10%, -5%, 0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns expected to be experienced by the Fund. The table further assumes that the Fund’s borrowings represent approximately 7.17% of the Fund’s net assets and an annual rate of interest of 6.30% (as discussed above). Your actual returns may be greater or less than those appearing below.

Assumed Return on Portfolio (Net of Expenses not related to borrowings)	(10.00)%	(5.00)%	0.00%	5.00%	10.00%
Corresponding Share Total Return	-10.27%	-4.91%	-0.45%	4.91%	10.27%
Corresponding Share total return is composed of two elements — the Share dividends paid by the Fund (the amount of which is largely determined by the net investment income of the Fund after paying interest expenses on the Fund’s borrowings) and gains or losses on the value of the securities the
Fund
owns.

Effects of Leverage [Table Text Block]
The following table is furnished in response to requirements of the SEC. It is designed to illustrate the effects of the Fund’s leverage due to borrowings on corresponding Share total return, assuming investment portfolio total returns (consisting of income and changes in the value of investments held in the Fund’s portfolio) of -10%, -5%, 0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns expected to be experienced by the Fund. The table further assumes that the Fund’s borrowings represent approximately 7.17% of the Fund’s net assets and an annual rate of interest of 6.30% (as discussed above). Your actual returns may be greater or less than those appearing below.

Assumed Return on Portfolio (Net of Expenses not related to borrowings)	(10.00)%	(5.00)%	0.00%	5.00%	10.00%
Corresponding Share Total Return	-10.27%	-4.91%	-0.45%	4.91%	10.27%

Return at Minus Ten [Percent]	(10.27%)
Return at Minus Five [Percent]	(4.91%)
Return at Zero [Percent]	(0.45%)
Return at Plus Five [Percent]	4.91%
Return at Plus Ten [Percent]	10.27%
Effects of Leverage, Purpose [Text Block]	The following table is furnished in response to requirements of the SEC. It is designed to illustrate the effects of the Fund’s leverage due to borrowings on corresponding Share total return, assuming investment portfolio total returns (consisting of income and changes in the value of investments held in the Fund’s portfolio) of -10%, -5%, 0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns expected to be experienced by the Fund. The table further assumes that the Fund’s borrowings represent approximately 7.17% of the Fund’s net assets and an annual rate of interest of 6.30% (as discussed above). Your actual returns may be greater or less than those appearing below.
Partial Or Total Loss Of The Funds Capital [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Partial or Total Loss of the Fund’s Capital.
 The Fund is intended for long-term investors who can accept the risks associated with investing in illiquid investments. There is no assurance that the Fund will achieve its investment or performance objectives, including the selection of suitable investment opportunities and the achievement of targeted rates of return. The possibility of partial or total loss of capital of the Fund exists, and prospective investors should not subscribe unless they can readily bear the consequences of a complete loss of their investment.

Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investment Risk.
 The value of the instruments in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Price changes may be temporary or last for extended periods. The Fund’s investments may be overweighted from time to time in one or more sub-industries or countries, which will increase the Fund’s exposure to risk of loss from adverse developments affecting those sub-industries or countries. The Fund intends to use leverage, which will magnify the Fund’s investment, market and certain other risks.

Limitations On The Redemption [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Limitations on the Redemption.
 An investment in the Fund is not suitable for investors who need certainty about their ability to access all of the money they invest in the short term. Even though the Fund will make quarterly repurchase offers for its outstanding Shares (expected to be 5% per quarter, which is the minimum amount permitted), investors should consider Shares of the Fund to be an illiquid investment. In addition, there is no active secondary market for Shares. There is no guarantee that investors will be able to sell their Shares at any given time or in the quantity that they desire.

Repurchase Offers Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Repurchase Offers Risk.
 As described under “Periodic Repurchase Offers,” the Fund operates as an “interval fund,” and, in order to provide some liquidity to shareholders, will make quarterly offers to repurchase between 5% and 25% of its outstanding Shares at NAV, pursuant to Rule 23c-3 under the 1940 Act. The Fund currently expects that such quarterly repurchase offers will be for 5% of the Fund’s outstanding Shares at NAV, which is the minimum amount permitted. There is no guarantee that investors will be able to sell their Shares in the quantity that they desire. The repurchase of Shares by the Fund would decrease the assets of the Fund and, therefore, may have the effect of increasing the Fund’s expense ratio. Repurchase offers and the need to fund repurchase obligations may also affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. In addition, the Fund may be required to sell portfolio securities (including at inopportune times) to satisfy repurchase requests, resulting in increased transaction costs that must be borne by the Fund and its shareholders. This may result in higher short-term capital gains for taxable shareholders. Furthermore, diminution in the size of the Fund may limit the ability of the Fund to participate in new investment opportunities. If the Fund uses leverage, repurchases of Shares may compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows money to finance repurchases, interest on that borrowing will negatively affect shareholders who do not tender their Shares by increasing Fund expenses and reducing any net investment income. As discussed under “Leverage,” the Fund must maintain asset coverage of at least 300% of its indebtedness, including amounts borrowed and guaranteed, at the time it borrows money to finance repurchases.
If a repurchase offer is oversubscribed and the Fund determines not to repurchase additional Shares beyond the repurchase offer amount, or if shareholders tender an amount of Shares greater than that which the Fund is entitled to purchase, the Fund will repurchase the Shares tendered on a pro rata
basis, and shareholders will have to wait until the next repurchase offer to make another repurchase request. Shareholders will be subject to the risk of NAV fluctuations during that period. Thus, there is also a risk that some shareholders, in anticipation of proration, may tender more Shares than they wish to have repurchased in a particular quarter, thereby increasing the likelihood that proration will occur. The NAV of Shares tendered in a repurchase offer may fluctuate between the date a shareholder submits a repurchase request and the deadline for such repurchase request (“Repurchase Request Deadline”), and to the extent there is any delay between the Repurchase Request Deadline and the date in which Shares are priced for the repurchase request (“Repurchase Pricing Deadline”). Such fluctuations may be exacerbated by currency fluctuations (to the extent the Fund invests in foreign markets) and other market developments. The NAV on the Repurchase Request Deadline or the Repurchase Pricing Date may be higher or lower than on the date a shareholder submits a repurchase request. Under certain circumstances, the Fund’s repurchase offers may be suspended or postponed in accordance with regulatory requirements. See “Shareholder Guide—Suspension or Postponement of Repurchase Offers” for more information. In addition, the repurchase of Shares by the Fund will generally be a taxable event to Shareholders and may be a taxable event to those Shareholders that do not participate in the repurchase. See “Taxation” for a general summary of U.S. federal income tax considerations for U.S. Shareholders.

Industry Concentration Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Industry Concentration Risk.
 The Fund concentrates its investments in the real estate industry, which has historically experienced substantial price volatility. Concentrating Fund investments in a limited number of issuers conducting business in the same industry will subject the Fund to a greater risk of loss as a result of adverse economic, business, political, environmental or other developments than if their investments were diversified across different industries. The value of companies engaged in the real estate industry is affected by (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing and (ix) changes in interest rates and leverage. There are also special risks associated with particular sub-industries, or real estate operations generally, as described below:

•
Retail Properties.
 Retail properties are affected by the overall health of the economy and may be adversely affected by, among other things, the growth of alternative forms of retailing, bankruptcy, departure or cessation of operations of a tenant, a shift in consumer demand due to demographic changes, changes in spending patterns and lease terminations.

•	Office Properties. Office properties are affected by a downturn in the businesses operated by their tenants.

•	Multifamily Properties. Multifamily properties are affected by adverse economic conditions in the locale, oversupply and rent control laws.

•	Hospitality Properties. Hospitality or hotel properties are affected by declines in business and leisure travel.

•	Industrial Properties. Industrial properties are affected by downturns in the manufacture, processing and shipping of goods.

•
Healthcare Properties.
 Healthcare properties affected by potential federal, state and local laws governing licenses, certification, adequacy of care, pharmaceutical distribution, rates, equipment, personnel and other factors regarding operations and continued availability of revenue from government reimbursement programs.

•	Land. Land may be affected by development risks including insufficient tenant demand to build or construction delays as well as adverse changes in local and national economic and market conditions.

•	Self-Storage Properties. Self-storage properties are affected by changes to competing local properties and the ability of the management team.

•
Student Housing Properties.
 Student housing properties are affected by fluctuations in underlying demand, which is tied to student enrollments. Also, tuition costs and the ability for students to borrow in order to fund their studies will impact available income for student housing costs.

•	Data Center Properties. Data center properties are subject to the risk of obsolescence given changing technology and the high investment cost of such assets.

•	Development Issues. Real estate development companies are affected by construction delays and insufficient tenant demand to occupy newly developed properties.

•
Lack of Insurance.
 Certain of the real estate companies may fail to carry comprehensive liability, fire, flood, earthquake extended coverage and rental loss insurance, or insurance in place may be subject to various policy specifications, limits and deductibles.

•
Dependence on Tenants.
 Real estate properties and the ability of companies to make distributions to shareholders depend upon the ability of the tenants at their properties to generate enough income in excess of their operating expenses to make their lease payments.

•	Financial Leverage. Real estate companies may be highly leveraged and financial covenants may affect the ability of real estate companies to operate effectively.

•	Environmental Issues. Owners of properties that may contain hazardous or toxic substances may be responsible for removal or remediation costs.

•	Property Taxes. Increases in property taxes may have an adverse impact on the real estate industry and, therefore, the value of the Fund’s investments.

•
Real Estate Credit Risk.
 As discussed above, the availability of attractive financing and refinancing typically plays a critical role in the success of real estate investments. As a result, such investments are subject to credit risk because borrowers may be delinquent in payment or default. Borrower delinquency and default rates may be significantly higher than estimated. The Investment Adviser’s assessment, or a rating agency’s assessment, of borrower credit quality may prove to be overly optimistic.

Private Real Estate Investment Funds Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Private Real Estate Investment Funds Risk.
 The Fund’s performance depends in part upon the performance of the Private Real Estate Investment Fund managers and selected strategies, the adherence by such Private Real Estate Investment Fund managers to such selected strategies, the instruments used by such Private Real Estate Investment Fund managers and the Investment Adviser’s ability to select Private Real Estate Investment Fund managers and strategies and effectively allocate Fund assets among them. Fund shareholders will bear two layers of fees and expenses: asset-based fees and expenses at the Fund level, and asset-based fees, incentive allocations or fees and expenses at the Private Real Estate Investment Fund level.
Private Real Estate Investment Funds are subject to risks associated with legal and regulatory changes applicable to financial institutions generally or to Private Real Estate Investment Funds in particular. The Fund may not be able to invest in certain Private Real Estate Investment Funds that are oversubscribed or closed, or the Fund may be able to allocate only a limited amount of assets to a Private Real Estate Investment Fund that has been identified as an attractive opportunity. The Fund’s investments in certain Private Real Estate Investment Funds may be subject to lock-up periods, during which the Fund may not withdraw its investment. The Fund may invest indirectly a substantial portion of its assets in Private Real Estate Investment Funds that follow a particular type of investment strategy, which may expose the Fund to the risks of that strategy. Many of the Fund’s assets will be priced in the absence of a readily available market and may be priced based on determinations of fair value, which may prove to be inaccurate. The Fund, upon its redemption of all or a portion of its interest in a Private Real Estate Investment Fund, may receive an in-kind distribution of securities that are illiquid or difficult to value and difficult to dispose of.
Private Real Estate Investment Fund returns may exhibit greater correlations among each other or with fixed-income or equity indices than anticipated by the Investment Adviser, particularly during times of general market turmoil. Private Real Estate Investment Funds may invest in securities of non-U.S. issuers, including those in emerging markets, and the Fund’s assets may be invested in Private Real Estate Investment Funds that may be denominated in non-U.S. currencies, thereby exposing the Fund to various risks that may not be applicable to U.S. securities. Private Real Estate Investment Funds focus primarily on the real estate industry, which subjects the Private Real Estate Investment Funds, and thus the Fund, to greater risk and volatility than if investments had been made in issuers in a broader range of industries. A Private Real Estate Investment Fund may focus on a particular country or geographic region, which may subject Private Real Estate Investment Funds, and thus the Fund, to greater risk and volatility than if investments had been made in issuers in a broader range of geographic regions. A Private Real Estate Investment Fund may use derivatives for speculative or hedging purposes and non-hedging purposes (that is, to seek to increase total return). Private Real Estate Investment Funds may incur leverage for investment or other purposes, which may increase the volatility of the Private Real Estate Investment Funds. A Private Real Estate Investment Fund may sell short securities held by a Private Real Estate Investment Fund, which presents the risk of unlimited loss because of increases in the market price of the security sold short, and the risk that a Private Real Estate Investment Fund’s short selling activities may be adversely affected by regulatory restrictions that may be imposed at any time. A Private Real Estate Investment Fund may change its investment strategies at any time (subject to any required notification and/or consent provisions set forth in the Private Real Estate Investment Fund’s governing documents). Private Real Estate Investment Funds may invest without limitation in restricted and illiquid investments. Private Real Estate Investment Fund may invest in equity securities without limitation as to market capitalization. Private Real Estate Investment Funds may invest in equity securities issued by smaller capitalization companies, including micro-cap companies, the prices of which may be subject to erratic market movements.
Private Real Estate Investment Funds are not publicly traded and therefore are not liquid investments. Please see “Principal Risks of the Fund—
Restricted and Illiquid Investments Risk
” for a description of risks associated with illiquid investments. As a result, the Fund may consider information provided by the asset manager to determine the value of the Fund’s investment in the Private Real Estate Investment Fund. The valuation provided by an asset manager as of a specific date may vary from the actual sale price that may be obtained if such investment were sold to a third party. The Investment Adviser will use reasonable due diligence to value securities and may also consider information provided by the Private Real Estate Investment Funds, including quarterly unaudited financial statements, which if inaccurate could adversely affect the Investment Adviser’s ability to value accurately the Fund’s shares. Private Real Estate Investment Funds that invest primarily in publicly traded securities are more easily valued.
In addition to valuation risk, investors in Private Real Estate Investment Funds (including the Fund) are not entitled to the protections of the 1940 Act. For example, Private Real Estate Investment Funds need not have independent boards, may not require shareholder approval of advisory contracts, may leverage to an unlimited extent, and may engage in joint transactions with affiliates. As a result, Private Real Estate Investment Funds may make significant use of leverage, which has the potential to magnify losses versus funds that do not employ leverage. See “Principal Risks of the Fund
—Borrowing
” and “Leverage” for a description of risks associated with the use of leverage. Additionally, Private Real Estate Investment Fund managers may have limited operating histories upon which to evaluate their performance, and some Private Real Estate Investment Fund managers may not be registered under the Investment Advisers Act, under state law, or other applicable law. Further, Private Real Estate Investment Fund may charge investors (such as the Fund) asset-based fees and incentive allocations or fees of as much as 20% of a Private Real Estate Investment Fund’s net profits (or more in certain limited circumstances), which may create incentives for Private Real Estate Investment Fund to make investments that are riskier or more speculative than in the absence of these fees. These characteristics present additional risks, including the risk of total loss, for shareholders.
The Fund may invest in Private Real Estate Investment Funds that are organized as unregistered REITs, commonly known as private REITs. Please see “Principal Risks of the Fund—
Private REIT Risk
” for a description of risks associated with private REITs.
In connection with the consummation of the Reorganization, all of the Predecessor Fund’s interests in Private Real Estate Investment Funds have been transferred to a wholly-owned subsidiary of the Predecessor Fund for administrative purposes. This transfer triggered certain provisions of the Private Real Estate Investment Fund limited partnership agreements, limited liability company operating agreements or other governing documents, which could have an adverse effect on the Fund and the value of its investment. For example, the potential consequences of transferring Private Real Estate Investment Fund interests include the following:

•
Restart of Lock-Up Period. Interests in Private Real Estate Investment Funds may be subject to a lock-up period, during which time an investor is barred from withdrawing its investment. Upon the transfer of an interest, this lock-up period may be contractually required to restart with respect to the recipient of the transferred interest (the “transferee”), notwithstanding that the interest may have been subject to an already-tolled lock-up period prior to its transfer.

•
Early Assessment of Incentive Fee or Allocation. Interests in Private Real Estate Investment Funds may be subject to the payment of an incentive allocation or fee that is calculated on a fund’s net profits over a set performance period (typically, one fiscal year). Upon the transfer of an interest, this incentive allocation or fee may be contractually required to be charged on a fund’s net profits as accrued at the time of transfer, regardless of whether the time of transfer aligns with the end of a performance period.

•
No Benefit from Prior High Watermark or Loss Carryforward Amounts. The payment of an incentive allocation or fee is frequently subject to so-called “high watermark” or “loss carryforward” protections, which generally prohibit the assessment of an incentive fee or allocation to the extent that the fund’s net asset value has not, with respect to a particular investor, exceeded its highest prior level. Similarly, with respect to other Private Real Estate

Investment Funds, the incentive fee may be subject to a cap, which decreases based on the Private Real Estate Investment Fund’s cumulative realized capital losses and/or unrealized capital depreciation. Upon the transfer, these protections may be contractually required to be reset, such that a transferee will not benefit from the prior high watermark, loss carryforward amounts, or cumulative losses attributable to the interests prior to their transfer.

Private Reit Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Private REIT Risk.
 In addition to the risks described in “Private Real Estate Investment Fund Risk” and “REIT Risk,” Private REITs are typically smaller and financially less stable than Public REITs. Private REITs are unlisted, making them hard to value and trade. Moreover, private REITs generally are exempt from Securities Act registration and, as such, are not subject to the same disclosure requirements as Public REITs, which makes private REITs more difficult to evaluate from an investment perspective.

Reit Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
REIT Risk.
 Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs whose underlying properties are concentrated in a particular industry or geographic region are also subject to risks affecting such industries and regions. The securities of REITs involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements because of interest rate changes, economic conditions and other factors. For example, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management or development of the underlying properties. The underlying properties may be subject to mortgage loans, which may also be subject to the risks of default. REITs may also fail to qualify for tax free pass-through of income or may fail to maintain their exemptions from investment company registration. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price.

Management Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Management Risk. A strategy used by the Investment Adviser may fail to produce the intended results.
Underlying Funds Invest Independently [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Underlying Funds Invest Independently.
 The Underlying Funds in which the Fund plans to invest generally invest wholly independently of one another and may at times hold economically offsetting positions. To the extent that these Underlying Funds do, in fact, hold such positions, the Underlying Funds in which the Fund invests, considered as a whole, may not achieve any gain or loss despite incurring fees and expenses in connection with such positions. In addition, the portfolio managers of certain Underlying Funds may be compensated based on the performance of their investments. Accordingly, there may often be times when certain portfolio managers may receive incentive compensation in respect of their investments for a period even though the Underlying Funds overall depreciated during such period.

Dividend-Paying Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Dividend-Paying Investments Risk.
 The Fund’s investments in dividend-paying securities could cause the Fund to underperform other funds that invest in similar asset classes but employ a different investment style. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet the Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. The adoption of new legislation could further limit or restrict the ability of issuers to pay dividends. To the extent that dividend-paying securities are concentrated in only a few market sectors, the Fund may be subject to the risks of volatile economic cycles and/or conditions or developments that may be particular to a sector to a greater extent than if its investments were diversified across different sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. A sharp rise in interest rates or an economic downturn could cause an issuer to abruptly reduce or eliminate its dividend. This may limit the ability of the Fund to produce current income.

Investments In Derivatives [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investments in Derivatives.
 The Fund’s use of forwards, swaps, structured securities, call and put options, and other derivative instruments may result in losses. These instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other investments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Fund. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligations, liquidity risk, risks arising from margin requirements, which include the risk that the Fund will be required to pay additional margin or set aside additional collateral to maintain open derivative positions, and operational and legal risks, which include risks related to documentation issues, system failures, inadequate controls, human error and the risk that a party’s obligations would be legally unenforceable. Derivatives may be used for hedging purposes and non-hedging purposes.
The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments, and there is no guarantee that the use of derivatives will achieve their intended result. If the Investment Adviser is incorrect in its expectation of the timing or level of fluctuation in securities prices, interest rates, currency prices or other variables, the use of derivatives could result in losses, which in some cases may be significant.
A lack of correlation between changes in the value of derivatives and the value of the portfolio investments (if any) being hedged could also result in losses. In addition, there is a risk that the performance of the derivatives or other instruments used by the Investment Adviser to replicate the performance of a particular asset class may not accurately track the performance of that asset class.
The Fund may use derivatives, including swaps, to implement short positions. Taking short positions involves leverage of the Fund’s assets and presents various risks. If the value of the instrument or market in which the Fund has taken a short position increases, then the Fund will incur a loss equal to the increase in value from the time that the short position was entered into plus any premiums and interest paid to a counterparty. Therefore, taking short positions involves the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment.

Derivatives And Similar Instruments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Derivatives and Similar Instruments.
The Fund may invest in derivatives and similar instruments discussed elsewhere in this Prospectus. The use of derivatives and similar instruments may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments and may result in losses due to adverse market movements. Pursuant to Rule 18f-4 under the 1940 Act, the Fund’s use of derivatives and other transactions that create future payment or delivery obligations is subject to a value-at-risk (“VaR”) leverage limit and reporting and certain other requirements. The Fund has also adopted and implemented a derivatives risk management program (the “DRMP”) to, among other things, manage the risks associated with the use of derivatives and these other transactions for a “full compliance fund” if the Fund does not qualify as a “limited derivatives user” under Rule 18f-4. The Board of Trustees has approved the designation of personnel from GSAM to administer the DRMP. With respect to the Fund, which qualifies as a “limited derivatives user” under Rule 18f-4, the Fund’s Board of Trustees has adopted and implemented policies and procedures to manage a “limited derivatives user” fund’s derivatives risks. A “limited derivatives user” fund is also subject to the derivatives exposure threshold set forth in Rule 18f-4.
Similar to borrowings, derivatives and similar instruments may result in leverage. Borrowing and the use of derivatives and similar instruments may magnify the potential for gains and losses in excess of the initial amount invested. The amount of indebtedness from borrowings may not exceed certain limitations. If the Fund uses reverse repurchase agreements or similar financing transactions, including certain tender option bonds, the Fund must either aggregate the amount of indebtedness associated with the reverse repurchase agreements or similar financing transactions with the aggregate amount of indebtedness associated with any borrowings, if applicable, when calculating the Fund’s asset coverage ratio or treat all such transactions as derivatives transactions subject to the leverage limits under Rule 18f-4.
In addition, under Rule 18f-4, the Fund is permitted to invest in a security on a when-issued or forward-settling basis, or with a non-standard settlement cycle, and the transaction will be deemed not to involve a “senior security,” provided that (i) the Fund intends to physically settle the transaction and (ii) the transaction will settle within 35 days of its trade date). The Fund may otherwise engage in such transactions that do not meet these conditions so long as the Fund treats any such transaction as a “derivatives transaction” for purposes of compliance with Rule 18f-4. Furthermore, under Rule 18f-4, the Fund will be permitted to enter into an unfunded commitment agreement, and such unfunded commitment agreement will not be subject to the limits on borrowings as described above, if the Fund reasonably believes, at the time it enters into such agreement, that it will have sufficient cash and cash equivalents to meet its obligations with respect to all such agreements as they come due.
These requirements may limit the ability of the Fund to use derivatives, short sales, reverse repurchase agreements and similar financing transactions, delayed-settlement securities and unfunded commitment agreements as part of its investment strategies.
From time to time, the Fund may enter into derivatives or other similar transactions that require the Fund to pledge margin or collateral to a counterparty or clearing member through a margin/collateral account for and on behalf of the counterparty or clearing member. For operational, cost, regulatory or other reasons, when setting up these arrangements, the Fund may be required to use a margin/collateral account model or naming convention that may not be the most protective option available in the case of a default or bankruptcy by a counterparty or clearing member or that may delay or impair the Fund from fully exercising its rights under the arrangement. In the event of default or bankruptcy by a counterparty or clearing member, the margin or collateral may be subject to legal proceedings and the Fund may be delayed in taking possession of any margin or collateral to which the Fund is legally entitled.

Options On Securities Securities Indices And Foreign Currencies [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Options on Securities, Securities Indices and Foreign Currencies.
 A put option gives the purchaser of the option the right to sell, and the writer (seller) of the option the obligation to buy, the underlying instrument during the option period.
A call option gives the purchaser of the option the right to buy, and the writer (seller) of the option the obligation to sell, the underlying instrument during the option period.
The Fund may purchase call and put options, on any securities and other instruments in which it may invest or any index consisting of securities or other instruments in which it may invest. The Fund may also purchase put and call options on foreign currencies.
The purchase of options is a highly specialized activity which involves special investment risks. Options may be used for either hedging or cross-hedging purposes, or to seek to increase total return (which presents additional risk). The successful use of options depends in part on the ability of the Investment Adviser to anticipate future price fluctuations and the degree of correlation between the options and securities (or currency) markets. If the Investment Adviser is incorrect in its expectation of changes in market prices or determination of the correlation between the instruments or indices on which options are purchased, the Fund may incur losses that it would not otherwise incur. The use of options can also increase the Fund’s transaction costs. Options purchased by the Fund may be traded on either U.S. or foreign exchanges or over the counter. Foreign and over-the-counter options will present greater possibility of loss because of their greater illiquidity and credit risks.

Option Writing Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Option Writing Risk.
 Writing (selling) call options limits the opportunity to profit from an increase in the market value of securities in exchange for up-front cash at the time of selling the call option. When the Fund writes (sells) call options on securities, it receives cash but limits its opportunity to profit from an increase in the market value of the applicable security beyond the exercise price (plus the premium received) of the option. In a rising market, the Fund could significantly underperform the market. Such underperformance may be more pronounced to the extent that the call option’s underlying security sharply increases prior to the expiration of the option. The Fund’s option strategies may not fully protect it against declines in the value of the market. Cash received from premiums will enhance return in declining markets, but the Fund will continue to bear the risk of a decline in the value of the securities held in its portfolio. The benefit from writing a call option is limited to the amount of premium received. In a period of a sharply falling equity market, the Fund will likely also experience sharp declines in its NAV.

Short Position Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Short Position Risk.
 The Fund may use derivatives, including options, futures and swaps, to implement short positions, and may engage in short selling. Taking short positions and short selling involve leverage of the Fund’s assets and present various risks. If the value of the instrument or market in which the Fund has taken a short position increases, then the Fund will incur a loss equal to the increase in value from the time that the short position was entered into plus any premium and interest paid to a third party. Therefore, taking short derivative positions involves the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the counterparty to the short transaction may fail to honor its contract terms, causing a loss to the Fund.
In order to sell a financial instrument short, the Fund must first borrow the instrument from a lender, such as a broker or other institution. The Fund may not always be able to borrow the instrument at a particular time or at an acceptable price. Thus, there is risk that the Fund may be unable to implement its investment strategy due to the lack of available instruments or for other reasons.
After selling a borrowed financial instrument, the Fund is then obligated to “cover” the short sale by purchasing and returning the instrument to the lender on a later date. The Fund cannot guarantee that the financial instrument necessary to cover a short position will be available for purchase at the time the Fund wishes to close a short position or, if available, that the instrument will be available at an acceptable price. If the borrowed instrument has appreciated in value, the Fund will be required to pay more for the replacement instrument than the amount it received for selling the instrument short. Moreover, purchasing a financial instrument to cover a short position can itself cause the price of the instrument to rise further, thereby exacerbating the loss. The potential loss on a short sale may, with respect to certain instruments (e.g., equities, swap options), be unlimited because the loss increases as the price of the instrument sold short increases and the price may rise indefinitely. If the price of a borrowed financial instrument declines before the short position is covered, the Fund may realize a gain. The Fund’s gain on a short sale, before transaction and other costs, is generally limited to the difference between the price at which it sold the borrowed instrument and the price it paid to purchase the instrument to return to the lender.
While the Fund has an open short position, it is subject to the risk that the financial instrument’s lender will terminate the loan at a time when the Fund is unable to borrow the same instrument from another lender. If this happens, the Fund may be required to buy the replacement instrument immediately at the instrument’s then current market price or “buy in” by paying the lender an amount equal to the cost of purchasing the instrument to close out the short position.
Short sales also involve other costs. The Fund must normally repay to the lender an amount equal to any dividends or interest that accrues while a loan is outstanding. In addition, to borrow a financial instrument, the Fund may be required to pay a premium. The Fund also will incur transaction costs in effecting short sales. The amount of any ultimate gain for the Fund resulting from a short sale will be decreased, and the amount of any ultimate loss will be increased, by the amount of premiums, dividends, interest or expenses the Fund may be required to pay in connection with the short sale.
Until the Fund replaces a borrowed instrument, the Fund may be required to maintain short sale proceeds with the lending broker as collateral. Moreover, the Fund may be required to make margin payments to the lender during the term of the borrowing if the value of the security it borrowed (and sold short) increases. Thus, short sales involve credit exposure to the broker that executes the short sales. In the event of the bankruptcy or other similar insolvency with respect to a broker with whom the Fund has an open short position, the Fund may be unable to recover, or delayed in recovering, any margin or other collateral held with or for the lending broker.

Potential Loss From Currency Fluctuations [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Potential Loss from Currency Fluctuations.
 The Fund may invest a portion of its capital outside the United States in non-U.S. dollar denominated securities. These investments involve special risks compared with investing exclusively in the United States. Because these investments may involve non-U.S. dollar currencies and because the Fund may hold funds in these currencies in bank deposits during the completion of the investment program, the Fund may be adversely affected by changes in currency rates (including as a result of the devaluation of a foreign currency) and in exchange control regulations and may incur costs in connection with conversions between various currencies. In addition, the equivalent U.S. dollar obligations of the Fund’s investments located outside of the United States may increase as a result of adverse changes in currency rates.

Borrowing [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Borrowing.
 The Fund may borrow funds or otherwise utilize leverage for a variety of purposes, subject to the limitations of the 1940 Act as part of the Fund’s investment program, to meet other short-term liquidity needs, including payment of fees and expenses, and to facilitate the Fund’s hedging activities. The terms of the indebtedness incurred by the Fund may require the Fund to maintain minimum average balances in connection with borrowings or to pay a commitment or other fee to maintain a line of credit. Either of these requirements would increase the cost of borrowing over the stated interest rate. In addition, the Fund may not be able to negotiate commercially reasonable terms for its indebtedness and may not be able to extend or renew the existing terms when the indebtedness comes due. If the Fund is unable to access additional credit or otherwise has insufficient resources to pay its obligations, it may be forced to sell investments at inopportune times, which may further depress returns. The Fund will be limited in its ability to borrow (or guarantee other obligations) to amounts such that the Fund’s asset coverage ratio (as defined in the 1940 Act) would be less than 300%, calculated at the time of such incurrence (
i.e.
, the value of each of the Fund’s total assets less liabilities other than the principal amount represented by indebtedness must be at least 300% of the principal amount represented by indebtedness at the time of incurrence). The Fund may also utilize indebtedness in excess of such limit for temporary purposes such as the settlement of transactions.
The use of leverage can create risks. Changes in the value of the Fund’s portfolio, including securities bought with the proceeds of leverage, will be borne entirely by the shareholders. If there is a net decrease or increase in the value of the Fund’s investment portfolio, leverage will decrease or increase, as the case may be, the Fund’s NAV to a greater extent than if the Fund did not utilize leverage. The Fund’s leverage strategy may not be successful.

The Fund May Make Commitments Representing A Substantial Portion Of Its Total Assets [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The Fund May Make Commitments Representing a Substantial Portion of its Total Assets.
 To the extent permitted by applicable law, the Fund may make commitments to Private Real Estate Investment Funds in which it invests that represent a substantial portion of the total assets of the Fund, including through the use of leverage. As a result, in certain circumstances, the Fund may need to retain investment income, borrow funds or liquidate some or all of its investments prematurely at potentially significant discounts to market value if the Fund does not have sufficient liquid assets to meet these commitments; however, the Fund will not borrow in excess of applicable limitations under the 1940 Act.

Risks Relating To The Potential Use Of Passthrough Entities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Relating to the Potential Use of Pass-Through Entities.
 To the extent permitted by applicable law (including the 1940 Act), the Fund may make investments through one or more partnerships or other pass-through entities in which the sole beneficial interest holders are the Fund. These investment vehicles may incur leverage. To the extent permitted by applicable law including the 1940 Act, the Fund may guarantee the obligations of these investment vehicles and/or assign and pledge assets of the Fund to these investment vehicles in order to secure borrowings or other leverage. Failure by any member of such a pass-through entity to meet its obligations could have adverse effects on the Fund and the other members of any pass-through entity, including the acceleration of payment obligations under any leverage facility used by the vehicle.

Dependence Upon The Ability Of The Investment Adviser [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Dependence upon the Ability of the Investment Adviser.
 The Board has delegated to the Investment Adviser the authority to make investment, disposition, and related investment management decisions, including the authority to approve all investments and/or all dispositions made by the Fund and to make or provide reserves. In addition, the Board has delegated to the Investment Adviser the authority to manage many of the affairs of the Fund, including, among others, the right to enforce default remedies, responsibility for maintaining the Fund’s books and records and producing the Fund’s reports, the right to calculate and cause the Fund to make distributions. Shareholders will have no right or power to participate in the management or control of the business of the Fund, and thus must depend solely upon the ability of the Investment Adviser with respect to the Fund’s investments. In addition, shareholders will have no opportunity to evaluate the specific investments made by the Fund or the terms of any investment. Accordingly, the success and failure of the Fund will depend to a significant extent on the viability and performance of the Investment Adviser. In managing and directing the investment programs of the Fund, the Investment Adviser will rely heavily on certain key personnel of Goldman Sachs. Certain key personnel, including members of the Investment Adviser’s investment team, may leave Goldman Sachs or rotate to another group within Goldman Sachs. The departure of any of such key personnel or their inability to fulfill certain duties may adversely affect the ability of the Investment Adviser to effectively implement the investment program of the Fund and may have an adverse impact on the Fund. Changes to the composition of the investment team may occur over time and without notice to the shareholders.

Risk Of Certain Events Related To Goldman Sachs [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risk of Certain Events Related to Goldman Sachs.
 Although the Fund is a separate legal entity from Goldman Sachs, in the event that Goldman Sachs were to become insolvent and/or subject to liquidation, or if there were a change of control of Goldman Sachs, the Fund could nonetheless be adversely affected. In that regard, a bankruptcy or change of control of Goldman Sachs or the Investment Adviser could cause the Investment Adviser to have difficulty retaining personnel or otherwise adversely affect the Fund and its ability to achieve its investment objective.

Investment Performance Of The Fund And Other Investment Vehicles May Vary Significantly [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investment Performance of the Fund and Other Investment Vehicles May Vary Significantly.
 Goldman Sachs (i) has established, and expects to continue to establish, additional companies, partnerships or other entities, pooled investment vehicles for multiple investors, funds, separate accounts, and other entities, and (ii) includes various business units or divisions, which, in either case, may have, in whole or in part, investment objectives and strategies that may be similar to or overlap with those of the Fund (such entities, business units or divisions are referred to collectively as, “Other Investment Vehicles”). The Fund may at times compete with the Other Investment Vehicles for certain investments and the returns of each of the Other Investment Vehicles will likely differ materially from the returns of the Fund.
The results of the investment activities of the Fund may differ significantly from the results achieved by Goldman Sachs for its own benefit and from the results achieved by Other Investment Vehicles based on the investment strategies employed by such investors.
Subject to applicable law, including the 1940 Act, Other Investment Vehicles and other areas within Goldman Sachs may invest alongside the Fund. In allocating any investment opportunities, the
Investment Adviser will take into account numerous factors, in its discretion. Any such investments made alongside the Fund may or may not be in proportion to the relevant commitments of the investing parties and may involve different terms and fee structures than those of the Fund. As a result, investment returns may vary materially among the Fund and Other Investment Vehicles and other areas of Goldman Sachs that invest alongside the Fund.
The 1940 Act imposes significant limits on co-investment with affiliates of the Fund, and the Fund generally will not be permitted to co-invest alongside its affiliates in privately negotiated transactions unless pursuant to an exemptive order from the SEC or the transaction is otherwise permitted under existing regulatory guidance, such as transactions where price is the only negotiated term, and will not participate in transactions where other terms are negotiated. This could reduce the amount of transactions in which the Fund can participate and makes it more difficult for the Fund to implement its investment objective.

Market Volatility [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Volatility.
 The value of any public securities in which the Fund may directly or indirectly invest varies in response to many factors. Factors specific to a company could result in a decrease in the value of the company’s securities. Factors specific to the industry in which the company participates can have a similar effect. The value of a company’s securities can also be adversely affected by changes in financial markets generally that are unrelated to the company itself or its industry. Current economic conditions in some cases have produced downward pressure on security prices and credit availability for certain companies without regard to those companies’ underlying financial strength. In addition, certain options and other equity-related instruments may be subject to additional risks, including liquidity risk, counterparty credit risk, legal risk and operations risk, may involve significant economic leverage and, in some cases, may be subject to significant risks of loss. These factors and others can cause significant fluctuations in the prices of the securities in which the Fund may directly or indirectly invest and can result in adverse effects on the Fund’s returns.

Effects Of Economic Conditions On The Fund And Its Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Effects of Economic Conditions on the Fund and Its Investments.
 The Fund and its investments may be adversely affected by the deterioration of and uncertainty in the financial markets and economic conditions throughout the world, some of which may magnify the risks described in this prospectus and have other adverse effects. These market conditions have resulted in volatility and illiquidity in the global equity, credit and debt markets generally. While these conditions may create increased investment opportunities for the Fund, certain securities may become less liquid, more difficult to value and thus harder to liquidate.
The duration and ultimate effect of market conditions cannot be forecast, nor is it known whether or the degree to which such conditions may improve or worsen. Although the deterioration of market conditions and uncertainty regarding economic markets generally could result in the Fund acquiring investments on more favorable terms, such conditions may also result in declines in the market values of the Fund’s existing investments. Furthermore, the credit markets tend to be volatile and the availability of indebtedness may be difficult to ascertain. As a result, the Fund may be unable to borrow sufficiently. This may have an adverse effect on the Fund’s ability to acquire and dispose of investments as well as on the returns associated with its investments.

Foreign Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Foreign Risk.
 When the Fund invests in foreign securities, it may be subject to risk of loss not typically associated with U.S. issuers. Loss may result because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which the Fund invests. Loss may also result from, among other things, deteriorating economic and business conditions in other countries, including the United States, regional and global conflicts, the imposition of exchange controls (including repatriation restrictions), sanctions, foreign taxes, confiscation of assets and property, trade restrictions (including tariffs), expropriations and other government restrictions by the United States or other governments, higher transaction costs, difficulty enforcing contractual obligations or from problems in share registration, settlement or custody.The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. These types of measures may include, but are not limited to, banning a sanctioned country from global payment systems that facilitate cross-border payments, restricting the settlement of securities transactions by certain investors, and freezing the assets of particular countries, entities, or persons. The imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country, downgrades in the credit ratings of the sanctioned country or companies located in or economically tied to the sanctioned country, devaluation of the sanctioned country’s currency, and increased market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent the Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact the Fund’s liquidity and performance. The Fund or the Investment Adviser may determine not to invest in, or may limit its overall investment in, a particular issuer, country or geographic region due to, among other things, heightened risks regarding sanctions, repatriation restrictions, confiscation of assets and property, expropriation or nationalization. Geopolitical developments in certain countries in which the Fund may invest have caused, or may in the future cause, significant volatility in financial markets. The Fund will also be subject to the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Foreign risks will normally be greatest when the Fund invests in securities of issuers located in, or otherwise economically tied to, emerging countries.

Brexit Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
“Brexit” Risk.
 The United Kingdom formally left the European Union (“EU”) on January 31, 2020 (commonly known as “Brexit”). Following withdrawal from the EU, the United Kingdom entered into a transition period, during which EU law continued to apply in the United Kingdom. The transition period ended on December 31, 2020. However, many aspects of the United Kingdom-EU trade relationship remain subject to further negotiation.
Since Brexit, global financial markets have experienced significant volatility due to the uncertainty around Brexit. There will likely continue to be considerable uncertainty as to the United Kingdom’s post-withdrawal and post-transition framework, in particular as to the arrangements which will apply to its relationships with the EU and with other countries. This process and/or the uncertainty associated with it may adversely affect the return on investments economically tied to the United Kingdom or EU (and consequently the Fund). This may be due to, among other things: (i) increased uncertainty and volatility in United Kingdom, EU and other financial markets; (ii) fluctuations in asset values; (iii) fluctuations in exchange rates; (iv) increased illiquidity of investments located, listed or traded within the United Kingdom, the EU or elsewhere; (v) changes in the willingness or ability of financial and other counterparties to enter into transactions, or the price at which and terms on which they are prepared to transact; and/or (vi) changes in legal and regulatory regimes to which the Fund’s investments are or become subject.

Emerging Markets [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Emerging Markets.
 The Fund may invest in securities of issuers located in, or otherwise economically tied to, emerging countries. The securities markets of emerging countries are generally less liquid, developed and efficient, are subject to greater price volatility, and have smaller market capitalizations than the securities markets of the United States and developed non-U.S. markets. Emerging countries are generally located in Africa, Asia, the Middle East, Eastern Europe and Central and South America. Emerging markets may have more or less government regulation and generally do not impose as extensive and frequent accounting, auditing, financial and other reporting requirements as the securities markets of more developed countries. As a result, there could be less information available about issuers in emerging countries, which could negatively affect the Investment Adviser’s ability to evaluate local companies or their potential impact on the Fund’s performance. Further, investments in securities of issuers located in certain emerging countries involve the risk of loss resulting from problems in share registration, settlement or custody, substantial economic, political and social disruptions and the imposition of exchange controls (including repatriation restrictions). There also may be a lower level of monitoring and regulation of securities markets in emerging market countries and the activities of investors in such markets and enforcement of existing regulations has been extremely limited. The legal remedies for investors in emerging markets may be more limited than the remedies available in the U.S., and the ability of U.S. authorities (
e.g.
, SEC and the U.S. Department of Justice) to bring actions against bad actors may be limited. Many emerging countries have experienced substantial rates of inflation for many years. Inflation and rapid fluctuations in inflation rates may continue to have very negative effects on the economies and securities markets of certain emerging countries. Economies in emerging markets generally are heavily dependent upon international trade and, accordingly, have been and may continue to be affected adversely
	by protectionist measures imposed or negotiated by the countries with which they trade. The economies of countries with emerging markets may also be predominantly based on only a few industries or dependent on revenues from particular commodities. In many cases, governments of emerging countries continue to exercise significant control over their economies, and government actions relative to the economy, as well as economic developments generally, may affect the capacity of issuers of emerging country debt instruments to make payments on their debt obligations, regardless of their financial condition. There can be no assurance that adverse political changes will not cause a loss of any or all of any such investment and, in the case of fixed-income securities, interest thereon.
Lack of Financial Reporting Related to Non-U.S. Investments; Adverse Non-U.S. Taxes or Other Conditions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Lack of Financial Reporting Related to Non-U.S. Investments; Adverse Non-U.S. Taxes or Other Conditions.
 The Fund may invest in non-U.S. entities. Because non-U.S. entities are not subject to uniform reporting standards, practices and disclosure comparable with those applicable to U.S. companies, there may be different types of, and lower quality, information available about non-U.S. companies. In particular, the assets and profits appearing on the financial statements of a company may not reflect its financial position or results of operation in the way they would be reflected had such financial statements been prepared in accordance with the U.S. generally accepted accounting principles. This limitation may be particularly true for private equity investments, where there may be little or no publicly available information about private companies. In addition, financial data related to non-U.S. investments may be affected by both inflation and local accounting standards, and may not accurately reflect the real condition of companies and securities markets. Moreover, the Fund may be subject to tax, reporting and other filing obligations in non-U.S. jurisdictions in which non-U.S. companies reside or operate. In addition, non-U.S. securities markets, particularly in developing countries, may be substantially less liquid and have greater volatility than U.S. securities markets.

Geographic Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Geographic Risk.
 If the Fund focuses its investments in securities of issuers located in a particular country or region the Fund may be subjected to a greater extent than if investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Market Disruption Risk And Terrorism Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Disruption Risk and Terrorism Risk.
 The military operations of the United States and its allies, the instability in various parts of the world and the prevalence of terrorist attacks throughout the world could have significant adverse effects on the global economy. In addition, certain illnesses have the potential to significantly affect the global economy. Terrorist attacks may also exacerbate some of the foregoing risk factors. A terrorist attack involving, or in the vicinity of, a Fund investment, directly or indirectly, may result in a liability far in excess of available insurance coverage. The
Investment Adviser cannot predict the likelihood of these types of events occurring in the future nor how such events may affect the Fund.

Investment And Repatriation Restrictions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investment and Repatriation Restrictions.
 Foreign investment in securities of companies in certain of the countries in which the Fund may invest is restricted or controlled to varying degrees. Certain countries have laws and regulations that currently limit or preclude direct foreign investment in the securities of their companies. Even where permitted, direct investments in certain companies may require significant government approvals under corporate, securities, foreign investment and other similar laws and may require financing and structuring alternatives that differ significantly from those customarily used in countries in other regions. These restrictions or controls may at times limit or preclude foreign investment above certain ownership levels or in certain sectors of the country’s economy and increase the costs and expenses of the Fund. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital interests and dividends paid on securities held by the Fund, and income on such securities or gains from the disposition of such securities may be subject to withholding taxes imposed by certain countries or other jurisdictions.

Hedging Instruments May Adversely Affect Overall Performance [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Hedging Instruments May Adversely Affect Overall Performance.
 The Fund’s use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities or more traditional investments of the Fund, depending upon the characteristics of the particular derivative and the Fund’s portfolio as a whole. Engaging in derivative transactions may entail investment exposures that are greater than their cost would suggest, and involves a risk of loss that could materially adversely affect the overall performance of the Fund. Please see “
Borrowing
” above.
Hedging strategies could involve a variety of derivative transactions, including futures, forward, swap, and option contracts or other financial instruments with similar characteristics, including forward foreign exchange contracts, interest rate swaps, credit default swaps and total return swaps, exchanges, caps and options (collectively “Hedging Instruments”). While hedging transactions may reduce the risks associated with an investment by the Fund, the transactions themselves entail risks that are different than those of the investments of the Fund. The risks posed by these transactions include interest rate risk, market risk, the risk that these complex instruments and techniques will not be successfully evaluated, monitored or priced, the risk that counterparties will default on their obligations, liquidity risk and leverage risk. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. Thus, while the Fund may benefit from the use of Hedging Instruments, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance for the Fund than if they had not used those Hedging Instruments.
The success of hedging transactions will be subject to the ability to correctly predict movements in and the direction of currency exchange rates, interest rates and public security prices. In addition, the degree of correlation between price movements of the instruments used in a hedging strategy and price movements in the portfolio positions being hedged may vary.
Currency Hedging Instruments may not be available for certain currencies or may not have a duration that matches the long-term nature of the underlying principal investment. The ability to trade in or exercise options may be restricted in the event that trading in the underlying securities becomes restricted.
The successful use of these hedging strategies depends upon the availability of a liquid market and appropriate Hedging Instruments, and there can be no assurance that the Fund will be able to close out a position when deemed advisable by the Investment Adviser. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. Hedging transactions also involve additional costs and expenses, which may adversely affect the overall performance of the Fund. There can be no assurance that the Fund’s assets will engage in hedging transactions at any given time or from time to time, or that these transactions, if available, will be effective.

Nature Of Distressed Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Nature of Distressed Investments.
 The Fund may invest in the securities and obligations of companies experiencing financial and/or operational distress, including debt obligations that are in covenant or payment default. Such investments are considered high-risk and speculative. Defaulted obligations might not be repaid at all or might be repaid only after lengthy workout or bankruptcy proceedings, during which the issuer of those obligations might not make any interest or other payments.

Bankruptcy [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Bankruptcy.
 Given their financial situation, distressed companies also face increased risk that they may be involved in bankruptcy proceedings. There are a number of significant risks when investing in distressed companies that are or may be involved in bankruptcy proceedings, including adverse and permanent effects on a company, such as the loss of its market position and key personnel, otherwise becoming incapable of restoring itself as a viable entity and, if converted to a liquidation, a possible liquidation value of the company that is less than the value that was believed to exist at the time of the investment. Bankruptcy proceedings are often lengthy and difficult to predict and could adversely impact a creditor’s return on investment. The bankruptcy courts have extensive power and, under some circumstances, may alter contractual obligations of a bankrupt company. Shareholders, creditors and other interested parties are all entitled to participate in bankruptcy proceedings and will attempt to influence the outcome for their own benefit. Administrative costs relating to a bankruptcy proceeding will be paid out of the debtor’s estate prior to any returns to creditors. In addition, creditors (such as the Fund) can lose their ranking and priority if they exercise “domination and control” over a debtor and other creditors can demonstrate that they have been harmed by these actions, especially in the case of investments made prior to the commencement of bankruptcy proceedings. Also, certain claims, such as for taxes, may have priority by law over the claims of certain creditors. The Fund also may seek representation on creditors’ committees and, as a member of a creditors’ committee, may owe certain obligations generally to all creditors similarly situated that the committee represents, and it may be subject to various trading or confidentiality restrictions. In addition, many events in a bankruptcy are the product of contested
matters and adversary proceedings that are beyond the control of the creditors.

Regulation And Treatment Of The Fund As A Bank Holding Company Affiliate [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Regulation and Treatment of the Fund as a Bank Holding Company Affiliate.
 Goldman Sachs is regulated as a “bank holding company” under the Bank Holding Company Act (the “BHCA”), which generally restricts bank holding companies from engaging in business activities other than the business of banking and certain closely related activities. Goldman Sachs has elected to become a financial holding company under the BHCA and, as such, may engage in a broader range of financial and related activities, as long as Goldman Sachs continues to meet certain eligibility requirements.
It is contemplated that the Fund is managed under the direction of the Board comprised of individuals, a majority of whom are independent of Goldman Sachs, and that, as a result of this and other factors, the Fund will not be “controlled” by Goldman Sachs for BHCA purposes. If the Fund is not controlled by Goldman Sachs for BHCA purposes, the BHCA’s restrictions on Goldman Sachs’ activities and investments should not apply to the Fund.
However, if the Fund were deemed to be controlled by Goldman Sachs for bank regulatory purposes, the BHCA and other applicable banking laws, rules, regulations and guidelines, and their interpretation and administration by the appropriate regulatory agencies, may, among other things, restrict the transactions and relationships between the Investment Adviser, Goldman Sachs and their affiliates, on the one hand, and the Fund, on the other hand, and may restrict investments and transactions by, and the operations of, the Fund. In addition, certain BHCA regulations may require aggregation of the positions owned, held or controlled by related entities.

Speculative Position Limits [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Speculative Position Limits.
 The U.S. Commodity Futures Trading Commission (the “CFTC”) and various exchanges have rules limiting the maximum net long or short positions which any person or group may own, hold or control in any given futures contract or option on such futures contract and a limited number of swaps. GSAM will need to consider whether the exposure created under these contracts might exceed the applicable limits in managing the Fund, and the limits may constrain the ability of the Fund to use such contracts.

Error And Error Correction Policies [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Error and Error Correction Policies.
 The Investment Adviser will report to the Board any material breaches of the Fund’s investment objective, policies or restrictions and any material errors in the calculation of the NAV of the Fund. Depending on the nature and size of an error, corrective action may or may not be required. Corrective action may involve a prospective correction of the NAV. The Investment Adviser’s error policy and the Fund’s NAV error correction policy limit or restrict when corrective action will be taken. As discussed in more detail under the section entitled “How Are Shares Priced?,” the Fund’s portfolio securities may be priced based on quotations for those securities provided by pricing services and Non-Traded Funds which may be priced on a delayed basis. There can be no guarantee that a quotation provided by a pricing service or Non-Traded Fund will be accurate. Each of the Investment Adviser and the Fund may at any time, in its discretion and without notice to shareholders
, amend or supplement its error and NAV error correction policies.

Potential Conflicts Of Interest Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Potential Conflicts of Interest Risk.
 The Investment Adviser’s investment team is often responsible for managing the Fund as well as one or more funds and other accounts, including proprietary accounts, separate accounts and other pooled investment vehicles, such as unregistered private funds. A portfolio manager may manage a separate account or other pooled investment vehicle which may have materially higher fee arrangements than the Fund and may also have a performance-based fee. The side-by-side management of these funds may raise potential conflicts of interest relating to cross trading, the allocation of investment opportunities and the aggregation and allocation of trades.
The Fund anticipates that it will engage in negotiated co-investment transactions in securities of private issuers pursuant to an SEC exemptive order. The order is subject to certain conditions, such as that co-investments be made in a manner consistent with the Fund’s investment objectives, positions, policies, strategies and restrictions, as well as regulatory requirements, and are allocated fairly among participants. If the Fund is unable to rely on the exemptive relief for a particular opportunity, when the Investment Adviser identifies certain investments, it will be required to determine which funds or accounts should make the investment at the potential exclusion of other funds or accounts. In such circumstances, the Investment Adviser will adhere to its investment allocation policy in order to determine the fund or account to which to allocate the opportunity. The policy provides that the Investment Adviser allocate opportunities through a rotation system or in such other manner as the Investment Adviser determines to be equitable. Accordingly, it is possible that the Fund may not be given the opportunity to participate in investments made by other funds or accounts.
The Investment Adviser has a fiduciary responsibility to manage all client accounts in a fair and equitable manner. The Investment Adviser seeks to provide best execution of all securities transactions and aggregate and then allocate securities to client accounts in a fair and timely manner. To this end, the Investment Adviser has developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management. In addition, the Investment Adviser and the Fund have adopted policies limiting the circumstances under which cross-trades may be effected between the Fund and another client account. The Investment Adviser conducts periodic reviews of trades for consistency with these policies.

Legal, Tax And Other Regulatory Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Legal, Tax and Other Regulatory Risks.
 Legal, tax and regulatory changes could occur that may adversely affect the Fund and its investment results, and/or some or all of the shareholders. Recent economic events have given rise to a political climate that may result in the Investment Adviser and the Fund becoming subject to increased regulatory scrutiny and/or entirely new legal, tax or regulatory regimes both within the United States and in other countries in which the Fund may directly or indirectly invest. The Fund may be adversely affected as a result of new or revised legislation, or regulations imposed by the SEC, CFTC, IRS, Federal Reserve, other U.S. or non-U.S. tax or governmental regulatory authorities or self-regulatory organizations that supervise the financial markets.
The Fund and/or some or all of the shareholders also may be adversely affected by changes in the interpretation or enforcement of existing laws and rules by these governmental authorities and self-regulatory organizations. It is not possible to determine the extent of the impact of any new or revised laws, regulations or initiatives that may be proposed, or whether any of the proposals will become law. Compliance with any new laws or regulations could be more difficult and expensive, and may have a material adverse effect on the Fund and/or some or all of the shareholders.
The regulation of alternative investment management companies and investment funds (including private equity funds and hedge funds) is evolving, and changes in the regulation of alternative investment management companies and investment funds may adversely affect the ability of the Fund to pursue its investment objective. In addition, from time to time the market for private equity transactions has been adversely affected by regulatory pressures on providers of financing to reduce or eliminate their exposure to such transactions. It is not possible to determine the extent of the impact of any new laws, regulations or initiatives that may be proposed, or whether any of the proposals will become law and the consequences attendant therewith. Compliance with any new laws or regulations could be more difficult and expensive than compliance with existing regimes, and may affect the manner in which the Fund conducts business. New laws or regulations may also subject the Fund or some or all of its shareholders to increased taxes or other costs. In addition, the market for private equity transactions has been adversely affected by a decrease in the availability of financing for transactions.
Each prospective investor should be aware that tax laws and regulations are changing on an ongoing basis, and such laws and regulations may be changed with retroactive effect. Moreover, the interpretation and application of tax laws and regulations by certain tax authorities may not be clear, consistent or transparent. Uncertainty in the tax law may require the Fund to accrue potential tax liabilities even in situations where the Fund and/or the shareholders do not expect to be ultimately subject to such tax liabilities. In that regard, accounting standards and/or related tax reporting obligations may change, giving rise to additional accrual and/or other obligations. Each prospective investor should also be aware that other developments in the tax laws of the United States or other jurisdictions where the Fund invests could have a material effect on the tax consequences to the shareholders, the Fund and/or the Fund’s direct and indirect subsidiaries discussed in this prospectus and that shareholders may be required to provide certain additional information to the Fund (which may be provided to the IRS or other taxing authorities) or may be subject to other adverse consequences as a result of such change in tax laws. In the event of any such change in law, each shareholder is urged to consult its own tax advisors.

Tax Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Tax Risk.
 Although the Fund has elected to be treated, and intends to qualify annually, as a RIC under Subchapter M of the Code, the Fund cannot assure shareholders that the Fund will be able to maintain RIC status. To obtain and maintain RIC status and be relieved of U.S. federal income taxes on income and gains distributed to its shareholders, the Fund must meet the annual distribution, source-of-income and asset diversification requirements described below.

•	The annual distribution requirement for a RIC will be satisfied if the Fund distributes to its shareholders on an annual basis at least 90% of its investment company taxable income for each taxable year. Because the Fund expects to use debt financing, the Fund expects to be subject to an asset coverage ratio requirement under the 1940 Act, and the Fund expects to be subject to certain financial covenants contained in its credit agreements and other debt financing agreements. This asset coverage ratio requirement and these financial covenants could, under certain circumstances, restrict the Fund from making distributions to its shareholders that are necessary for the Fund to satisfy the distribution requirement. If the Fund is unable to obtain cash from other sources, and thus is unable to make sufficient distributions to its shareholders, the Fund could fail to maintain its status for RIC tax treatment and thus become subject to corporate-level U.S. federal income tax (and any applicable U.S. state and local taxes).

•
The source-of-income requirement will be satisfied if at least 90% of the Fund’s gross income for each year is derived from dividends, interest, gains from the sale of stock or securities or similar sources.

•
The asset diversification requirement will be satisfied if, at the end of each quarter of the Fund’s taxable year, at least 50% of the value of the Fund’s assets consists of cash, cash equivalents, U.S. government securities, securities of other RICs and other acceptable securities, and no more than 25% of the value of our assets is invested in the securities (other than U.S. government securities or securities of other RICs) of one issuer, of two or more issuers that are controlled, as determined under applicable Code rules, by the Fund and that are engaged in the same or similar or related trades or businesses or of certain “qualified publicly traded partnerships.” Failure to meet these requirements may result in the Fund’s having to dispose of certain investments quickly in order to prevent the loss of the Fund’s RIC status.

•
If the Fund fails to maintain its RIC status for any reason, and does not qualify for certain relief provisions under the Code, the Fund would be subject to corporate-level U.S. federal income tax (and any applicable U.S. state and local taxes). In this event, the resulting taxes could substantially reduce the Fund’s Net Assets, the amount of the Fund’s income available for distribution and the amount of the Fund’s distributions to its shareholders, which would have a material adverse effect on the Fund’s financial performance. For additional discussion regarding the tax implications of a RIC, see “Taxation.”

Uncertain Tax Treatment [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Uncertain Tax Treatment.
 The Fund will, from time to time, invest a portion of its net assets in below investment grade instruments. Investments in these types of instruments may present special tax issues for the Fund. U.S. federal income tax rules are not entirely clear about issues such as when the Fund will cease to accrue interest, original issue discount (“OID”) or market discount, when and to what extent deductions may be taken for bad debts or worthless instruments, how payments received on obligations in default should be allocated between principal and income and whether exchanges of debt obligations in a bankruptcy or workout context are taxable. These and other issues will be addressed by the Fund to the extent necessary in order to seek to ensure that it distributes sufficient income to ensure that it does not become subject to U.S. federal income or excise tax.

RIC-Related Risks of Investments Generating Non-Cash Taxable Income [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
RIC-Related Risks of Investments Generating Non-Cash Taxable Income.
 Certain of the Fund’s investments will require the Fund to recognize taxable income in a taxable year in excess of the cash generated on those investments during that year. In particular, the Fund invests in loans and other debt obligations that
will be treated as having “market discount” and/or OID for U.S. federal income tax purposes. Because the Fund will, from time to time, be required to recognize income in respect of these investments before, or without receiving, cash representing such income, the Fund will have difficulty satisfying the annual distribution requirements applicable to RICs and avoiding Fund-level U.S. federal income and/or excise taxes in such circumstances. Accordingly, the Fund will, from time to time, be required to sell assets, including at potentially disadvantageous times or prices, borrow, raise additional equity capital, make taxable distributions of its Shares or debt securities, or reduce new investments, to obtain the cash needed to make these income distributions. If the Fund liquidates assets to raise cash, the Fund will, from time to time, realize gain or loss on such liquidations; in the event the Fund realizes net capital gains from such liquidation transactions, its Shareholders may receive larger capital gain distributions than they would in the absence of such transactions. The required recognition of such non-cash investments may also have a negative impact on the Fund’s liquidity.

Other Regulatory [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Other Regulatory.
 The Fund is registered as an investment company under the 1940 Act. The Investment Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The Fund may use derivatives that are subject to regulation by the CFTC. Because of this exposure to CFTC-regulated derivatives, the Investment Adviser could become subject to regulation as a “commodity pool operator” under the Commodity Exchange Act, as amended (the “CEA”), and the CFTC’s rules and regulations with respect to the operations of the Fund. However, The Investment Adviser has claimed an exclusion with respect to the Fund from the definition of the term “commodity pool operator” under the CEA and, therefore, is not currently subject to registration or regulation as a pool operator under that CEA with respect to the Fund. If the Fund were to be subject to registration or regulation as a commodity pool operator under the CEA, the Fund may incur compliance and other expenses or otherwise disadvantage the Fund.

Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Risk.
 The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world. Price changes may be temporary or last for extended periods. The Fund’s investments may be overweighted from time to time in one or more sub-industries or countries, which will increase the Fund’s exposure to risk of loss from adverse developments affecting those sub-industries or countries.
Global economies and financial markets are becoming increasingly interconnected, and political, economic and other conditions and events (including, but not limited to, natural disasters, pandemics, epidemics, and social unrest) in one country, region, or financial market may adversely impact issuers in a different country, region or financial market. The Fund could be negatively impacted if the value of a portfolio holding were harmed by such political or economic conditions or events. Moreover, such negative political and economic conditions and events could disrupt the processes necessary for the Fund’s operations. Furthermore, local, regional and global events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also adversely impact issuers, markets and economies, including in ways that cannot necessarily be foreseen. The Fund could be negatively impacted if the value of a portfolio holding were harmed by such political or economic conditions or events. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such conditions, events and actions may result in greater market risk.

Counterparty Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Counterparty Risk.
 Many of the protections afforded to cleared transactions, such as the security afforded by transacting through a clearing house, might not be available in connection with certain over-the-counter transactions. Therefore, in those instances in which the Fund enters into certain over-the-counter transactions, the Fund will be subject to the risk that its direct counterparty will not perform its obligations under the transactions and that the Fund will sustain losses. However, recent regulatory developments require margin on certain uncleared over-the-counter transactions which may reduce, but not eliminate, this risk.

Special Situation Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Special Situation Investments Risk.
 The Fund may make investments in event-driven situations such as recapitalizations, financings, corporate and financial restructurings, acquisitions, divestitures, reorganizations or other situations in public or private companies that may provide the Fund with an opportunity to provide debt and/or equity financing, typically on a negotiated basis. The Investment Adviser will seek special situation investment opportunities with limited downside risk relative to their potential upside. These investments are complicated and an incorrect assessment of the downside risk associated with an investment could result in significant losses to the Fund.

Private Company Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Private Company Investments Risk.
 Private companies are not subject to SEC reporting requirements, are not required to maintain their accounting records in accordance with generally accepted accounting principles, and are not required to maintain effective internal controls over financial reporting. As a result, the Investment Adviser may not have timely or accurate information about the business, financial condition and results of operations of the private companies in which the Fund invests. There is risk that the Fund may invest on the basis of incomplete or inaccurate information, which may adversely affect the Fund’s investment performance. Private companies in which the Fund may invest may have limited financial resources, shorter operating histories, more asset concentration risk, narrower product lines and smaller market shares than larger businesses, which tend to render them more vulnerable to competitors’ actions and market conditions, as well as general economic downturns. These companies generally have less predictable operating results, may from time to time be parties to litigation, may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence, and may require substantial additional capital to support their operations, finance expansion or maintain their competitive position. These companies may have difficulty accessing the capital markets to meet future capital needs, which may limit their ability to grow or to repay their outstanding indebtedness upon maturity. In addition, the Fund’s investment also may be structured as pay-in-kind securities with minimal or no cash interest or dividends until the company meets certain growth and liquidity objectives. The securities of private portfolio companies are illiquid, making it difficult for the Fund to sell such investments.

Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Valuation Risk.
 Market prices may not be readily available for some of the Fund’s investments. The value of such securities is determined by fair valuations determined by the Board’s valuation designee pursuant to procedures governing the valuation of portfolio securities adopted by the Board. Proper valuation of such securities may require more reliance on the judgment of the Investment Adviser than for valuation of securities for which an active trading market exists.

Unsecured Debt, Including Mezzanine Debt [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Unsecured Debt, including Mezzanine Debt.
 The Fund’s unsecured debt investments, including mezzanine debt investments, generally will be subordinated to senior debt in the event of an insolvency. This may result in an above average amount of risk and loss of principal.

Non-investment Grade Fixed Income Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Non-Investment Grade Fixed Income Securities Risk.
 Non-investment grade fixed income securities and unrated securities of comparable credit quality (commonly known as “junk bonds”) are considered speculative and are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate or municipal developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less liquidity. The Fund may purchase the securities or obligations of issuers that are in default.

Structured Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Structured Securities.
 The Fund may invest in structured securities. Structured securities are securities whose value is determined by reference to changes in the value of specific currencies, securities, interest rates, commodities, indices or other financial indicators (the “Reference”) or the relative change in two or more References. Investments in structured securities may provide exposure to certain securities or markets in situations where regulatory or other restrictions prevent direct investments in such issuers or markets.
The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, changes in the interest rates or the value of the security at maturity may be a multiple of changes in the value of the Reference, effectively leveraging the Fund’s investments so that small changes in the value of the Reference may result in disproportionate gains or losses to the Fund. Consequently, structured securities may present a greater degree of market risk than many types of securities and maybe more volatile, less liquid and more difficult to price accurately than less complex securities. Structured securities are also subject to the risk that the issuer of the structured securities may fail to perform its contractual obligations. Certain issuers of structured products may be deemed to be investment companies as defined in the 1940 Act. As a result, the Fund’s investments in structured securities may be subject to the limits applicable to investments in other investment companies.
Structured securities are considered hybrid instruments because they are derivative instruments the value of which depends on, or is derived from or linked to, the value of an underlying asset, interest rate index or commodity. Commodity-linked notes are hybrid instruments because the principal and/or interest payments on those notes is linked to the value of the individual commodities, futures contracts or the performance of one or more commodity indices.
Structured securities include, but are not limited to, equity linked notes. An equity linked note is a note whose performance is tied to a single stock, a stock index or a basket of stocks. Equity linked notes combine the principal protection normally associated with fixed income investments with the potential for capital appreciation normally associated with equity investments. Upon the maturity of the note, the holder generally receives a return of principal based on the capital appreciation of the linked securities. Depending on the terms of the note, equity linked notes may also have a “cap” or “floor” on the maximum principal amount to be repaid to holders, irrespective of the performance of the underlying linked securities. For example, a note may guarantee the repayment of the original principal amount invested (even if the underlying linked securities have negative performance during the note’s term), but may cap the maximum payment at maturity at a certain percentage of the issuance price or the return of the underlying linked securities. Alternatively, the note may not guarantee a full return on the original principal, but may offer a greater participation in any capital appreciation of the underlying linked securities. The terms of an equity linked note may also provide for periodic interest payments to holders at either a fixed or floating rate. The secondary market for equity linked notes may be limited, and the lack of liquidity in the secondary market may make these securities difficult to dispose of and to value. Equity linked notes will be considered equity securities for purposes of the Fund’s investment objective and policies.

Cmbs Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
CMBS Risk.
Investing in CMBS entails various risks: credit risks, liquidity risks, interest rate risks, market risks, operations risks, structural risks, geographical concentration risks, basis risks and legal risks. Credit risk of CMBS arises primarily from the potential for losses due to delinquencies and defaults by the borrowers in payments on the underlying obligations and the risk that the servicer fails to perform. CMBS are subject to risks associated with their structure and execution, including the process by which principal and interest payments are allocated and distributed to investors, how credit losses affect the issuing vehicle and the return to investors in such CMBS, whether the collateral represents a fixed set of specific assets or accounts, whether the underlying collateral assets are revolving or closed-end, under what terms (including maturity of the CMBS) any remaining balance in the accounts may revert to the issuing entity and the extent to which the entity that is the actual source of the collateral assets is obligated to provide support to the issuing vehicle or to the investors in such CMBS. In addition, concentrations of CMBS of a particular type, as well as concentrations of CMBS issued or guaranteed by affiliated obligors, serviced by the same servicer or backed by underlying collateral located in a specific geographic region, may subject the CMBS to additional risk. CMBS are, generally, securities backed by obligations (including certificates of participation in obligations) that are principally secured by mortgages on real property or interests therein having a multifamily or commercial use, such as regional malls, other retail space, office buildings, industrial or warehouse properties, hotels, nursing homes and senior living centers. CMBS are subject to particular risks, including lack of standardized terms, shorter maturities than residential mortgage loans and payment of all or substantially all of the principal only at maturity rather than regular amortization of principal. Additional risks may be presented by the type and use of a particular commercial property. Special risks are presented by hospitals, nursing homes, hospitality properties and certain other property types. Commercial property values and net operating income are subject to volatility, which may result in net operating income becoming insufficient to cover debt service on the related mortgage loan. The repayment of loans secured by income-producing properties is typically dependent upon the successful operation of the related real estate project rather than upon the liquidation value of the underlying real estate. Furthermore, the net operating income from and value of any commercial property is subject to various risks, including changing interest rates and other developments impacting the commercial real estate market, such as changes in general or local economic conditions and/or specific industry segments, declines in real estate values, increases in real estate tax rates and other operating expenses, population shifts and other demographic changes, increasing vacancies (potentially for extended periods), reduced demand for commercial and office space as well as maintenance or tenant improvement costs and costs to convert properties for other uses, changes in governmental rules, regulations and fiscal policies, acts of God, terrorist threats and attacks, and social unrest and civil disturbances. These developments could result from, among other things, changing tastes and preferences (such as for remote work arrangements) as well as cultural, technological, global or local economic and market developments. In addition, changing interest rate environments and associated changes in lending standards and higher refinancing rates may adversely affect the commercial real estate and CMBS markets. The occurrence of any of the foregoing developments would likely increase default risk for the properties and loans underlying these investments as well as impact the value of, and income generated by, these investments. These developments could also result in reduced liquidity for CMBS and other real estate-related investments. In addition, the repayment of loans secured by income producing properties typically is dependent upon the successful operation of the related real estate project and the cash flow generated therefrom.
Legislative, regulatory and enforcement actions seeking to prevent or restrict foreclosures or providing forbearance relief to borrowers of residential mortgage loans may adversely affect the value of CMBS (e.g., the Coronavirus Aid, Relief, and Economic Security (CARES) Act). Legislative or regulatory initiatives by federal, state or local legislative bodies or administrative agencies, if enacted or adopted, could delay foreclosure or the exercise of other remedies, provide new defenses to foreclosure, or otherwise impair the ability of the loan servicer to foreclose or realize on a defaulted residential mortgage loan included in a pool of residential mortgage loans backing such residential CMBS. While the nature or extent of limitations on foreclosure or exercise of other remedies that may be enacted cannot be predicted, any such governmental actions that interfere with the foreclosure process or are designed to protect customers could increase the costs of such foreclosures or exercise of other remedies in respect of residential mortgage loans which collateralize CMBS held by the Fund, delay the timing or reduce the amount of recoveries on defaulted residential mortgage loans which collateralize CMBS held by the Fund, and consequently, could adversely impact the yields and distributions the Fund may receive in respect of its ownership of CMBS collateralized by residential mortgage loans.

Other Investment Companies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Other Investment Companies Risk.
 By investing in other investment companies (including ETFs) indirectly through the Fund, investors will incur a proportionate share of the expenses of the other investment companies held by the Fund (including operating costs and investment management fees) in addition to the fees and expenses regularly borne by the Fund. In addition, the Fund will be affected by the investment policies, practices and performance of such investment companies in direct proportion to the amount of assets the Fund invests therein.

Restricted And Illiquid Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Restricted and Illiquid Investments Risk.
 The Fund may invest in illiquid investments, which are investments that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may purchase Rule 144A Securities for which there is a secondary market of qualified institutional buyers, as defined in Rule 144A promulgated under the Securities Act. Rule 144A provides an exemption from the registration requirements of the Securities Act for the resale of certain restricted securities to qualified institutional buyers. Investing in Rule 144A Securities may decrease the liquidity of the Fund’s portfolio to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities. The purchase price and subsequent valuation of restricted and illiquid investments normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.
Investments purchased by the Fund, particularly debt securities and over-the-counter traded instruments that are liquid at the time of purchase, may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions. Domestic and foreign markets are becoming more and more complex and interrelated, so that events in one sector of the market or the economy, or in one geographical region, can reverberate and have negative consequences for other market, economic or regional sectors in a manner that may not be reasonably foreseen. With respect to over-the-counter traded securities, the continued viability of any over-the-counter secondary market depends on the continued willingness of dealers and other participants to purchase the instruments.
In cases where no clear indication of the value of the Fund’s portfolio instruments is available, the portfolio instruments will be valued at their fair value according to the valuation procedures approved by the Board. These cases include, among others, situations where a security or other asset or liability does not have a price source.

Stock Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Stock Risk
.
 Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future. Stock prices may fluctuate from time to time in response to the activities of individual companies and in response to general market and economic conditions. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments, and the stock prices of such companies may suffer a decline in response.

Preferred Stock Warrants And Stock Purchase Rights [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Preferred Stock, Warrants and Stock Purchase Rights.
 The Fund may invest in preferred stock, warrants and stock purchase rights (or “rights”). Preferred stocks are securities that represent an ownership interest providing the holder with claims on the issuer’s earnings and assets before common stock owners but after bond owners. Unlike debt securities, the obligations of an issuer of preferred stock, including dividend and other payment obligations, may not typically be accelerated by the holders of such preferred stock on the occurrence of an event of default or other non-compliance by the issuer of the preferred stock. Warrants and other rights are options to buy a stated number of shares of common stock at a specified price at any time during the life of the warrant or right. The holders of warrants and rights have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

Convertible Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Convertible Securities Risk
.
 The market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock or other security. A unique feature of convertible securities is that as the market price of the underlying security declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying security. When the market price of the underlying security increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying security.

Call Prepayment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Call/Prepayment Risk
.
 An issuer could exercise its right to pay principal on an obligation held by the Fund (such as a mortgage-backed security) earlier than expected. This may happen when there is a decline in interest rates, when credit spreads change, or when an issuer’s credit quality improves. Under these circumstances, the Fund may be unable to recoup all of its initial investment and will also suffer from having to reinvest in lower yielding securities.

Credit Default Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Credit/Default Risk
.
 An issuer or guarantor of fixed income securities or instruments held by the Fund (which may have low credit ratings) may default on its obligation to pay interest and repay principal or default on any other obligation. The credit quality of the Fund’s portfolio securities or instruments may meet the Fund’s credit quality requirements at the time of purchase but then deteriorate thereafter, and such a deterioration can occur rapidly. In certain instances, the downgrading or default of a single holding or guarantor of the Fund’s holding may impair the Fund’s liquidity and have the potential to cause significant deterioration in NAV. These risks are heightened in market environments where interest rates are rising as well as in connection with the Fund’s investments in non-investment grade fixed income securities.

Extension Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Extension Risk
.
 An issuer could exercise its right to pay principal on an obligation held by the Fund (such as a mortgage-backed security) later than expected. This may happen when there is a rise in interest rates. Under these circumstances, the value of the obligation will decrease, and the Fund will also suffer from the inability to reinvest in higher yielding securities.

Libor Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
LIBOR Risk.
The Fund’s investments, payment obligations and financing terms may be based on floating rates, such as Secured Overnight Financing Rate (“SOFR”), a term SOFR rate published by CME Group Benchmark Administration Limited (CBA) calculated using certain derivatives markets (“Term SOFR”), another rate determined using SOFR values, Euro Interbank Offered Rate (“EURIBOR”) and other similar types of reference rates (each, a “Reference Rate”). All settings of LIBOR have ceased to be published and, the Fund has transitioned to successor or alternative reference rates as necessary. The termination of LIBOR and any additional regulatory or market changes may have an adverse impact on the Fund’s investments, performance or financial condition. To identify a successor rate for US dollar LIBOR, the Alternative Reference Rates Committee (“ARRC”), a U.S.-based group convened by the Federal Reserve Board and the Federal Reserve Bank of New York, was formed. The ARRC has identified SOFR as its preferred alternative rate for LIBOR. SOFR is a measure of the cost of borrowing cash overnight, collateralized by the U.S. Treasury securities, and is based on directly observable U.S. Treasury-backed repurchase transactions. On July 29, 2021, the ARRC also formally recommended the use of forward-looking Term SOFR rates published by CME Group Benchmark Administration Limited (CBA). The Investment Adviser expects that a substantial portion of future floating rate investments will be linked to SOFR, Term SOFR or another rate determined using SOFR. At this time, it is not possible to predict the effect of the transition to any of these reference rates. This transition and any additional regulatory or market changes may have an adverse impact on the Fund’s investments, performance or financial condition.

Mid-cap And Small-cap Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Mid-Cap and Small-Cap Risk
.
 The securities of mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price. Both mid-capitalization and small-capitalization companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio. Generally, the smaller the company size, the greater these risks become.

Ipo Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
IPO Risk
.
 The market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments could have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance will likely decline, which could reduce the Fund’s performance.

Pre-IPO Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Pre-IPO Investments Risk
.
 Pre-IPO companies typically have limited operating histories, narrower, less established product lines and smaller market shares than larger businesses, which tend to render them more vulnerable to competitors’ actions, market conditions and consumer sentiment in respect of their products or services, as well as general economic downturns. Such companies may experience operating losses, which may be substantial, and there can be no assurance when or if such companies will operate at a profit. At the time of the Fund’s investment, there is generally little publicly available information about these businesses since they are primarily privately owned and the Fund may only have access to the company’s actual financial results as of and for the most recent quarter end or, in certain cases, the quarter end preceding the most recent quarter end. There can be no assurance that the information that the Fund does obtain with respect to any investment is reliable. Pre-IPO companies may have limited financial resources and may be unable to meet their obligations under their existing credit facilities (to the extent that such facilities exist), which may lead to equity financings, possibly at discounted valuations, in which the Fund could be substantially diluted if the Fund does not, or cannot, participate in such financings. Failing to meet such obligations may also lead to bankruptcy or liquidation and may result in a reduction in value or loss of the Fund’s investment. Pre-IPO companies are more likely to depend on the management talents and efforts of a small group of persons; therefore, the death, disability, resignation or termination of one or more of these persons could have a material adverse impact on the company and, in turn, on the Fund. Continued global economic uncertainty could also result in investors becoming more risk-averse, which in turn could reduce the amount of growth capital available to the companies from both existing and new investors, could adversely affect their operating performance, and could delay liquidity paths (for example, an IPO or strategic sale/merger) for the companies. It may be difficult for the Fund to sell these investments, subjecting the Fund to liquidity risk. The securities of private portfolio companies are illiquid, and the inability of these portfolio companies to complete an IPO within the targeted time frame will extend the holding period of the Fund’s investments and may adversely affect the value of these investments.

Global Financial Markets Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Global Financial Markets Risk.
 Global economies and financial markets are becoming increasingly interconnected and political and economic conditions (including recent instability and volatility) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by the Fund may experience significant declines in the value of their assets and even cease operations. Such conditions and/or events may not have the same impact on all types of securities and may expose the Fund to greater market or liquidity risk or cause difficulty in valuing portfolio instruments held by the Fund. This could cause the Fund to underperform other types of investments.
The severity or duration of such conditions and/or events may be affected by policy changes made by governments or quasi-governmental organizations. Recent instability in the financial markets has led governments across the globe to take a number of unprecedented actions designed to support the financial markets. Future government regulation and/or intervention may also change the way in which the Fund is regulated and could limit or preclude the Fund’s ability to achieve its investment objective. For example, one or more countries that have adopted the euro may abandon that currency and/or withdraw from the EU, which could disrupt markets and affect the liquidity and value of the Fund’s investments, regardless of whether the Fund has significant exposure to European markets. In addition, governments or their agencies may acquire distressed assets from financial institutions and acquire ownership interests in those institutions, which may affect the Fund’s investments in ways that are unforeseeable.
In addition, in the U.S., total public debt as a percentage of gross domestic product has grown rapidly since the beginning of the financial downturn. High levels of national debt may raise concerns that the U.S. government will be unable to pay investors at maturity, may cause declines in currency valuations and may prevent the U.S. government from implementing effective fiscal policy.

Swaps Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Swaps Risk.
 The use of swaps is a highly specialized activity which involves investment techniques, risk analyses and tax planning different from those associated with ordinary portfolio securities transactions. The Fund’s transactions in swaps may be significant. These transactions can result in sizeable realized and unrealized capital gains and losses relative to the gains and losses from the Fund’s direct investments in securities and short sales.
Transactions in swaps can involve greater risks than if the Fund had invested in securities directly since, in addition to general market risks, swaps may be leveraged and subject to illiquidity risk, counterparty risk, credit risk, pricing risk, operational risk and legal risk. Regulators also may impose limits on an entity’s or group of entities’ positions in certain swaps. However, certain risks are reduced (but not eliminated) if the Fund invests in cleared swaps, which are transacted through a futures clearing merchant and cleared through a clearinghouse that serves as a central counterparty. Because uncleared bilateral swap agreements are two-party contracts and because they may have terms of greater than seven days, these swaps may be considered to be illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap (including any margin the Fund may have posted in connection with establishing the swap position) in the event of the default or bankruptcy of a swap counterparty. Many swaps are complex and valued subjectively. Swaps and other derivatives may also be subject to pricing or “basis” risk, which exists when the price of a particular derivative diverges from the price of corresponding cash market instruments. Under certain market conditions it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity.
If a swap transaction is particularly large or if the relevant market is illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses.
The value of swaps can be very volatile, and a variance in the degree of volatility or in the direction of securities prices from the Investment Adviser’s expectations may produce significant losses in the Fund’s investments in swaps. In addition, a perfect correlation between a swap and a security position may be impossible to achieve. As a result, the Investment Adviser’s use of swaps may not be effective in fulfilling the Investment Adviser’s investment strategies and may contribute to losses that would not have been incurred otherwise.

Futures Contracts And Options And Swaps On Futures Contracts [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Futures Contracts and Options and Swaps on Futures Contracts.
 Futures contracts are standardized, exchange-traded contracts that provide for the sale or purchase of a specified financial instrument or currency at a future time at a specified price. An option on a futures contract gives the purchaser the right (and the writer of the option the obligation) to assume a position in a futures contract at a specified exercise price within a specified period of time. A swap on a futures contract provides an investor with the ability to gain economic exposure to a particular futures market; however, unlike a futures contract that is exchange-traded, a swap on a futures contract is an over-the-counter transaction. A futures contract may be based on particular securities, foreign currencies, securities indices and other financial instruments and indices. The Fund may engage in futures transactions on U.S. and foreign exchanges.
The Fund may, to the extent consistent with its investment policies, purchase and sell futures contracts, purchase and write call and put options on futures contracts and enter into swaps on futures contracts, in order to seek to increase total return or to hedge against changes in interest rates, securities prices or currency exchange rates, or to otherwise manage its term structure, sector selection and duration in accordance with its investment objective and policies. The Fund may also enter into closing purchase and sale transactions with respect to such contracts and options.
Futures contracts and related options and swaps present the following risks:

•
While the Fund may benefit from the use of futures and options and swaps on futures, unanticipated changes in interest rates, securities prices or currency exchange rates may result in poorer overall performance than if the Fund had not entered into any futures contracts, options transactions or swaps.

•
Because perfect correlation between a futures position and a portfolio position that is intended to be protected is impossible to achieve, the desired protection may not be obtained and the Fund may be exposed to additional risk of loss.

•
The loss incurred by the Fund in entering into futures contracts and in writing call options and entering into swaps on futures is potentially unlimited and may exceed the amount of the premium received.

•	Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s NAV.

•	As a result of the low margin deposits normally required in futures trading, a relatively small price movement in a futures contract may result in substantial losses to the Fund.

•	Futures contracts and options and swaps on futures may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day.

•	Foreign exchanges may not provide the same protection as U.S. exchanges.

When-Issued Securities And Forward Commitments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
When-Issued Securities and Forward Commitments.
 The Fund may purchase when-issued securities and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. When-issued securities are securities that have been authorized, but not yet issued. When-issued securities are purchased in order to secure what is considered to be an advantageous price or yield to the Fund at the time of entering into the transaction. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period.
The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although the Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement if the Investment Adviser deems it appropriate.

Repurchase Agreements1 [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Repurchase Agreements.
 Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. The Fund may enter into repurchase agreements with eligible counterparties which furnish collateral at least equal in value or market price to the amount of their repurchase obligation. The collateral may consist of any type of security in which the Fund is eligible to invest directly. Repurchase agreements involving obligations other than U.S. Government Securities may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty’s insolvency.
If the other party or “seller” defaults, the Fund might suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of bankruptcy of the seller, the Fund could suffer additional losses if a court determines that the Fund’s interest in the collateral is not enforceable.
The Fund, together with other registered investment companies having advisory agreements with the Investment Adviser or any of its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.

Reverse Repurchase Agreements [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Reverse Repurchase Agreements.
Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement by the Fund to repurchase the securities at a mutually agreed upon date and price (including interest). Reverse repurchase agreements may be entered into when the Investment Adviser expects that the return to be earned from the investment of the transaction proceeds will be greater than the related interest expense. Reverse repurchase agreements involve leveraging. If the securities held by the Fund decline in value while these transactions are outstanding, the NAV of the Fund’s outstanding shares will decline in value proportionately more than the decline in value of the securities. In addition, reverse repurchase agreements involve the risk that the investment return earned by the Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by the Fund will decline below the price the Fund is obligated to pay to repurchase the securities, and that the securities may not be returned to the Fund.
Under SEC requirements, the Fund needs to aggregate the amount of indebtedness associated with its reverse repurchase agreements and similar financing transactions with the aggregate amount of any other senior securities representing indebtedness (e.g., borrowings, if applicable) when calculating the Fund’s asset coverage ratio or treat all such transactions as derivatives transactions for purposes of Rule 18f-4 under the 1940 Act.
If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. Also, the Fund would bear the risk of loss to the extent that the proceeds of the reverse repurchase agreement are less than the value of the securities subject to such agreement.
With respect to any reverse repurchase agreement or similar transaction, the Fund’s Managed Assets shall include any proceeds from the sale of an asset of the Fund to a counterparty in such a transaction, in addition to the value of the underlying asset as of the relevant measuring date.

ESG Integration Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
ESG Integration Risk.
 The Investment Adviser employs a fundamental investment process that may integrate ESG factors with traditional fundamental factors. The relevance and weightings of specific ESG factors to or within the fundamental investment process varies across asset classes, sectors and strategies and no one factor or consideration is determinative. When integrating ESG factors into the investment process, the Investment Adviser may rely on third-party data that it believes to be reliable, but it does not guarantee the accuracy of such third-party data. ESG information from third-party data providers may be incomplete, inaccurate or unavailable, which may adversely impact the investment process. Moreover, ESG information, whether from an external and/or internal source, is, by nature and in many instances, based on a qualitative and subjective assessment. An element of subjectivity and discretion is therefore inherent to the interpretation and use of ESG data. The process for conducting ESG assessments and implementation of ESG views in client/fund portfolios, including the format and content of such analysis and the tools and/or data used to perform such analysis, may also vary among the Investment Adviser’s portfolio management teams. While the Investment Adviser believes that the integration of material ESG factors into the Fund’s investment process has the potential to identify financial risks and contribute to the Fund’s long-term performance, ESG factors may not be considered for each and every investment decision, and there is no guarantee that the integration of ESG factors will result in better performance. Investors can differ in their views of what constitutes positive or negative ESG characteristics. Moreover, the current lack of common standards may result in different approaches to integrating ESG factors. As a result, the Fund may invest in companies that do not reflect the beliefs and values of any particular investor. The Investment Adviser’s approach to ESG integration may evolve and develop over time, both due to a refinement of investment decision-making processes to address ESG factors and risks, and because of legal and regulatory developments.

Cybersecurity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Cybersecurity Risk.
 The Fund may be susceptible to operational and information security risks resulting from cyber-attacks. Cyber-attacks include, among others, stealing or corrupting confidential information and other data that is maintained online or digitally for financial gain, denial-of-service attacks on websites causing operational disruption, and the unauthorized release of confidential information and other data. Cyber-attacks have the ability to cause significant disruptions and impact business operations; to result in financial losses; to prevent shareholders from transacting business; to interfere with the Fund’s calculation of NAV; and to lead to violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs and/or additional compliance costs. Cyber-attacks affecting the Fund or its Investment Adviser, custodian, Transfer Agent, or other third-party service providers may adversely impact the Fund and its shareholders.

Banking Sector Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Banking Sector Risk.
 U.S. and global markets recently have experienced increased volatility, including as a result of the recent failures of certain U.S. and non-U.S. banks, which could be harmful to the Fund and issuers in which it invests. For example, if a bank in which the Fund or issuer has an account fails, any cash or other assets in bank accounts may be temporarily inaccessible or permanently lost by the Fund or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to the Fund or an issuer fails, the Fund or the issuer could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms. Even if banks used by issuers in which the Fund invests remain solvent, continued volatility in the banking sector could cause or intensify an economic recession, increase the costs of banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Conditions in the banking sector are evolving, and the scope of any potential impacts to the Fund and issuers, both from market conditions and also potential legislative or regulatory responses, are uncertain. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking industry or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Fund and issuers in which it invests.

Securities Lending Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Securities Lending Risk
. The Fund may engage in securities lending. The Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Interest Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Interest Rate Risk
.
 When interest rates increase, fixed income securities or instruments held by the Fund (which may include inflation protected securities) will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance to the extent the Fund is exposed to such interest rates and/or volatility. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. Funds with longer average portfolio durations will generally be more sensitive to changes in interest rates than funds with a shorter average portfolio duration. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.
It is difficult to predict the magnitude, timing or direction of interest rate changes and the impact these changes will have on the markets in which the Fund invests.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	200 West Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10282
Contact Personnel Name	Robert Griffith, Esq.
Class A Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	5.75%	[1]
Dividend Reinvestment and Cash Purchase Fees	$ 0	[2]
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	1.00%	[3]
Management Fees [Percent]	1.25%	[4]
Interest Expenses on Borrowings [Percent]	0.10%	[5]
Acquired Fund Fees and Expenses [Percent]	0.00%	[6]
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	0.25%
Other Annual Expense 2 [Percent]	0.53%	[7]
Other Annual Expenses [Percent]	0.78%
Total Annual Expenses [Percent]	2.13%
Waivers and Reimbursements of Fees [Percent]	(0.04%)	[8]
Net Expense over Assets [Percent]	2.09%
Expense Example, Year 01	$ 77	[9]
Expense Example, Years 1 to 3	120	[9]
Expense Example, Years 1 to 5	165	[9]
Expense Example, Years 1 to 10	$ 289	[9]
Class L Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	4.25%	[1]
Dividend Reinvestment and Cash Purchase Fees	$ 0	[2]
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	0.00%	[3]
Management Fees [Percent]	1.25%	[4]
Interest Expenses on Borrowings [Percent]	0.10%	[5]
Acquired Fund Fees and Expenses [Percent]	0.00%	[6]
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	0.50%
Other Annual Expense 2 [Percent]	0.53%	[7]
Other Annual Expenses [Percent]	1.03%
Total Annual Expenses [Percent]	2.38%
Waivers and Reimbursements of Fees [Percent]	(0.04%)	[8]
Net Expense over Assets [Percent]	2.34%
Expense Example, Year 01	$ 65	[9]
Expense Example, Years 1 to 3	113	[9]
Expense Example, Years 1 to 5	164	[9]
Expense Example, Years 1 to 10	$ 302	[9]
Class C Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%	[1]
Dividend Reinvestment and Cash Purchase Fees	$ 0	[2]
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	1.00%	[3]
Management Fees [Percent]	1.25%	[4]
Interest Expenses on Borrowings [Percent]	0.10%	[5]
Acquired Fund Fees and Expenses [Percent]	0.00%	[6]
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	1.00%
Other Annual Expense 2 [Percent]	0.53%	[7]
Other Annual Expenses [Percent]	1.53%
Total Annual Expenses [Percent]	2.88%
Waivers and Reimbursements of Fees [Percent]	(0.04%)	[8]
Net Expense over Assets [Percent]	2.84%
Expense Example, Year 01	$ 29	[9]
Expense Example, Years 1 to 3	89	[9]
Expense Example, Years 1 to 5	151	[9]
Expense Example, Years 1 to 10	$ 320	[9]
Class W Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%	[1]
Dividend Reinvestment and Cash Purchase Fees	$ 0	[2]
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	0.00%	[3]
Management Fees [Percent]	1.25%	[4]
Interest Expenses on Borrowings [Percent]	0.10%	[5]
Acquired Fund Fees and Expenses [Percent]	0.00%	[6]
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	0.25%
Other Annual Expense 2 [Percent]	0.53%	[7]
Other Annual Expenses [Percent]	0.78%
Total Annual Expenses [Percent]	2.13%
Waivers and Reimbursements of Fees [Percent]	(0.04%)	[8]
Net Expense over Assets [Percent]	2.09%
Expense Example, Year 01	$ 21	[9]
Expense Example, Years 1 to 3	66	[9]
Expense Example, Years 1 to 5	114	[9]
Expense Example, Years 1 to 10	$ 246	[9]
Class I Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%	[1]
Dividend Reinvestment and Cash Purchase Fees	$ 0	[2]
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	0.00%	[3]
Management Fees [Percent]	1.25%	[4]
Interest Expenses on Borrowings [Percent]	0.10%	[5]
Acquired Fund Fees and Expenses [Percent]	0.00%	[6]
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	0.00%
Other Annual Expense 2 [Percent]	0.53%	[7]
Other Annual Expenses [Percent]	0.53%
Total Annual Expenses [Percent]	1.88%
Waivers and Reimbursements of Fees [Percent]	(0.04%)	[8]
Net Expense over Assets [Percent]	1.84%
Expense Example, Year 01	$ 19	[9]
Expense Example, Years 1 to 3	59	[9]
Expense Example, Years 1 to 5	101	[9]
Expense Example, Years 1 to 10	$ 220	[9]
Maximum Sales Charge [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]	as a percentage of offering price
Maximum Deferred Sales Charge [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]	as a percentage of the lower of original purchase price or sales proceeds
Class A Shares Repurchased [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	$ 77	[9]
Expense Example, Years 1 to 3	120	[9]
Expense Example, Years 1 to 5	165	[9]
Expense Example, Years 1 to 10	289	[9]
Class L Shares Repurchased [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	65	[9]
Expense Example, Years 1 to 3	113	[9]
Expense Example, Years 1 to 5	164	[9]
Expense Example, Years 1 to 10	302	[9]
Class C Shares Repurchased [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	39	[9]
Expense Example, Years 1 to 3	89	[9]
Expense Example, Years 1 to 5	151	[9]
Expense Example, Years 1 to 10	320	[9]
Class W Shares Repurchased [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	21	[9]
Expense Example, Years 1 to 3	66	[9]
Expense Example, Years 1 to 5	114	[9]
Expense Example, Years 1 to 10	246	[9]
Class I Shares Repurchased [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	19	[9]
Expense Example, Years 1 to 3	59	[9]
Expense Example, Years 1 to 5	101	[9]
Expense Example, Years 1 to 10	$ 220	[9]
Class P shares [Member]
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Shareholder Transaction Expenses (as a percentage of the offering price)	Class P
Dividend Reinvestment Plan Fees (1)	None

(1)	The expenses of administering the Fund’s Dividend Reinvestment Plan are part of the transfer agency fee (which is included in “Other Operating Expenses”).

Dividend Reinvestment and Cash Purchase Fees	$ 0	[2]
Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]

Estimated Annual Expenses ( as a percentage of average net assets assuming the use of leverage )
Management Fee (2)	1.25%
Interest Payments on Borrowed Funds (3)	0.10%
Total Other Expenses	0.53%
Distribution and/or Servicing Fee	None
Other Operating Expenses (4)	0.53%
Acquired Fund Fees and Expenses (5)	None

Total Annual Expense Ratio	1.88%

Expense Limitation (6)	(0.04)%
Total Annual Expense Ratio After Expense Limitation	1.84%
(2)	The Fund pays a management fee to the Investment Adviser in an annual amount equal to 1.25% of the Fund’s average daily net assets.
(3)
These expenses represent an estimate of interest payments the Fund expects to incur in connection with its credit facilities during its current fiscal year (and thus may change significantly over time) and includes undrawn commitment fees. The Fund currently borrows under margin loan agreements with JPMorgan Chase Bank and with The Bank of Nova Scotia. See “Principal Risks of the Fund
—Borrowing
” and “Leverage.”

(4)	The Other Operating Expenses for the Fund include all other expenses incurred by the Fund. The Other Operating Expenses are based on estimated amounts for the Fund’s current fiscal year.
(5)
“Acquired Fund Fees and Expenses” include the fees and expenses of underlying investment companies in which the Fund invests, including private investment companies traditionally referred to as hedge funds or private equity funds. Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year and may change significantly over time. Fees and expenses associated with investments in structured finance vehicles or investment companies not traditionally referred to as “hedge funds” or “private equity funds”—including REITs, REOCs, and Private Real Estate Investment Funds—are not included in Acquired Fund Fees and Expenses above. Nevertheless, such fees and expenses are borne indirectly by the Fund and thus have the effect of reducing the Fund’s return. Acquired Fund Fees and Expenses reflect an underlying investment company’s operating expenses (i.e., management fees, performance-based fees or allocations, administration fees and professional and other direct, fixed fees and expenses). The indirect fees and expenses of the Private Real Estate Investment Funds typically range from 0.50% to 2.50% on an annual basis and include management fees, administration fees and professional and other direct, fixed fees and expenses of the Private Real Estate Investment Funds. Furthermore, certain Private Real Estate Investment Funds may charge investors (such as the Fund) incentive allocations or fees on performance exceeding a defined “hurdle rate.”
(6)
The Investment Adviser has agreed to reduce or limit “Other Operating Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, distribution and service fees, as applicable, taxes, interest, credit facility commitment fees, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.354% of the Fund’s average daily net assets attributed to such class through at least January 28, 2026, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Management Fees [Percent]	1.25%	[4]
Interest Expenses on Borrowings [Percent]	0.10%	[5]
Acquired Fund Fees and Expenses [Percent]	0.00%	[6]
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	0.00%
Other Annual Expense 2 [Percent]	0.53%	[7]
Other Annual Expenses [Percent]	0.53%
Total Annual Expenses [Percent]	1.88%
Waivers and Reimbursements of Fees [Percent]	(0.04%)	[8]
Net Expense over Assets [Percent]	1.84%
Expense Example [Table Text Block]
Expense Example
The following Example is intended to help you understand the various costs and expenses that you, as a holder of Shares, would bear. The Example assumes that you invest $1,000 in Shares of the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested at NAV, and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be
(1)
:

	1 Year	3 Years	5 Years	10 Years
Class P Shares	$19	$59	$101	$220
If, at the end of each period, your Shares are repurchased in full, your costs would be
(1)
:

	1 Year	3 Years	5 Years	10 Years
Class P Shares	$19	$59	$101	$220

(1)
The Example should not be considered a representation of future expenses. The example assumes that the estimated “Other Operating Expenses” set forth in the Estimated Annual Expenses table is accurate and that all dividends and distributions are reinvested at NAV. Actual expenses may be greater or less than those shown, and the Fund’s actual rate of return may be greater or less than the hypothetical 5% return assumed in the Example. In addition to the fees and expenses described above, you may also be required to pay transaction or other fees on the purchase of Class I shares, which are not reflected in the Example. The Example should not be considered a representation of future expenses, and actual expenses may be greater or less than those shown.

Expense Example, Year 01	$ 19	[9]
Expense Example, Years 1 to 3	59	[9]
Expense Example, Years 1 to 5	101	[9]
Expense Example, Years 1 to 10	$ 220	[9]
Purpose of Fee Table , Note [Text Block]	The following table shows estimated Fund expenses as a percentage of Net Assets attributable to each Class of Shares. The purpose of the following table and the example below is to help you understand the fees and expenses that you, as a shareholder, would bear directly or indirectly. Shareholders should understand that some of the percentages indicated in the tables below are estimates and may vary. See “Management of the Fund” and “Additional Information About the Fund—Dividend Reinvestment Plan.” The following table should not be considered a representation of the Fund’s future expenses. Actual expenses may be greater or less than shown.
Basis of Transaction Fees, Note [Text Block]	as a percentage of the offering price
Other Transaction Fees, Note [Text Block]	The expenses of administering the Fund’s Dividend Reinvestment Plan are part of the transfer agency fee (which is included in “Other Operating Expenses”).
Other Expenses, Note [Text Block]	The Other Operating Expenses for the Fund include all other expenses incurred by the Fund. The Other Operating Expenses are based on estimated amounts for the Fund’s current fiscal year.
Management Fee not based on Net Assets, Note [Text Block]	The Fund pays a management fee to the Investment Adviser in an annual amount equal to 1.25% of the Fund’s average daily net assets.
Acquired Fund Fees and Expenses, Note [Text Block]
“Acquired Fund Fees and Expenses” include the fees and expenses of underlying investment companies in which the Fund invests, including private investment companies traditionally referred to as hedge funds or private equity funds. Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year and may change significantly over time. Fees and expenses associated with investments in structured finance vehicles or investment companies not traditionally referred to as “hedge funds” or “private equity funds”—including REITs, REOCs, and Private Real Estate Investment Funds—are not included in Acquired Fund Fees and Expenses above. Nevertheless, such fees and expenses are borne indirectly by the Fund and thus have the effect of reducing the Fund’s return. Acquired Fund Fees and Expenses reflect an underlying investment company’s operating expenses (i.e., management fees, performance-based fees or allocations, administration fees and professional and other direct, fixed fees and expenses). The indirect fees and expenses of the Private Real Estate Investment Funds typically range from 0.50% to 2.50% on an annual basis and include management fees,
	administration fees and professional and other direct, fixed fees and expenses of the Private Real Estate Investment Funds. Furthermore, certain Private Real Estate Investment Funds may charge investors (such as the Fund) incentive allocations or fees on performance exceeding a defined “hurdle rate.”
Acquired Fund Fees Estimated, Note [Text Block]	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year and may change significantly over time.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
INVESTMENT OBJECTIVE AND STRATEGIES
The Fund’s investment objective is to seek to produce income and achieve capital appreciation with low to moderate volatility and low to moderate correlation to the broader equity markets. The Fund defines “low to moderate volatility” to mean investment returns having a level of volatility equal to or lower than the broader equity markets as reflected in the S&P 500 Index, a broad-based measure of the U.S. stock market. “Volatility” is a statistical measure of the variability of returns for a given security or market index, and “correlation” is a statistical measure of how a given security or index moves in relation to another security or index.
The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its Managed Assets (measured at the time of purchase) in a portfolio of equity and debt investments in issuers that are primarily engaged in or related to the real estate industry (“real estate industry companies”). An issuer is primarily engaged in or related to the real estate industry if it derives at least 50% of its gross revenues or net profits from the ownership, development, construction, financing, management or sale of commercial, industrial or residential real estate or interests therein. Real estate industry companies may include (but are not limited to) Public REITs; REOCs; Private Real Estate Investment Funds; Non-Traded REITs; Public Investment Funds; and CMBS. The Fund’s 80% policy with respect to investment in real estate industry companies is not fundamental and may be changed by the Fund’s Board without shareholder approval. Shareholders will be provided with sixty (60) days’ notice in the manner prescribed by the SEC before any change in the Fund’s policy to invest at least 80% of its Managed Assets in the particular type of investment suggested by its name. The Fund’s investments in derivatives, other investment companies, including Underlying Funds, and other instruments are counted towards the Fund’s 80% investment policy to the extent they have economic characteristics similar to the investments included within that policy.
The Fund may invest in common stock, convertible or non-convertible preferred stock, warrants, convertible or non-convertible secured or unsecured debt and partnership or membership interests issued by real estate industry companies.
The Fund may invest without limitation in any sub-industry of the real estate industry, including but not limited to retail, office, multifamily, hospitality, industrial, healthcare, land and self-storage. The Fund concentrates investments in the real estate industry, meaning that under normal circumstances, it invests more than 25% of its Managed Assets in securities of issuers in the real estate industry.
The Fund’s SAI contains a list of the fundamental (those that may not be changed without shareholder approval) and non-fundamental (if any) investment policies of the Fund under the heading “Investment Restrictions.”
The Investment Adviser’s Strategy
The Fund pursues its investment objective of producing income and achieving low to moderate volatility and low to moderate correlation to the broader equity markets by diversifying its investments over a broad range of property types and real estate asset classes and taking advantage of the expertise of different asset managers. For example, the Fund may invest in companies focused on a variety of real estate asset classes and different qualities of real estate assets. When selecting investment vehicles, the Investment Adviser will evaluate asset managers by reviewing their experience, track record, current portfolios, and ability to weather real estate cycles by employing effective risk management and mitigation strategies. The Investment Adviser will also assess the likely risks and returns of the investment strategies utilized by the management of the investment vehicles, and evaluate the potential correlation among the investment strategies under consideration. The Investment Adviser generally will seek to invest in investments and investment vehicles whose expected risk-adjusted returns are determined to fit the Fund’s investment objective and likely to have low correlations among each other or with the broad equity and fixed-income markets. The Investment Adviser will seek to allocate the Fund’s assets so that the Fund may benefit from the performance of various investment vehicles, and from having access to new and existing investment vehicles that are often available only at substantial minimum investments.
The investment vehicles in which the Fund invests may employ a wide variety of investment strategies that invest in (i) equity, equity-related and other securities of companies across some or all real estate related sectors of the market, (ii) debt securities of companies across some or all real estate related sectors of the market and (iii) mortgage-backed securities. In addition, the Fund may invest in investment vehicles that use derivatives, including (but not limited to) forwards, futures contracts, options, warrants and interest rate swaps, in connection with managing their investments in real estate. In addition, the Fund may invest directly in CMBS, the preferred stock issued by REITs, and other convertible or non-convertible secured or unsecured real estate debt securities.
The Fund may also invest in derivatives, including (but not limited to) forwards, interest rate futures, interest rate swaps, call and put options, and credit default swaps, which are used primarily to hedge the Fund’s portfolio risks, manage the Fund’s duration and/or gain exposure to certain securities or indices. In addition, the Fund may seek to generate additional cash flow and reduce volatility by the sale of call options on certain securities in which it may invest. The Fund may write such options on securities that are listed on national domestic securities exchanges or foreign securities exchanges or traded in the over-the-counter market. The Fund expects that, under normal circumstances, the Fund will sell call options in an amount that is between 0% and 30% of the value of the Fund’s portfolio.
The Fund will opportunistically seek short exposures to equity and credit related instruments through the use of derivatives or synthetic instruments, including, but not limited to, credit default swaps (including credit default swaps on market indices). The Fund intends to implement short positions for hedging purposes or to seek to enhance absolute return, and may do so by using swaps or futures, or through short sales of any instrument that the Fund may purchase for investment.
The Investment Adviser reserves cash inflows on a quarterly basis as appropriate to meet unfunded commitments to Private Real Estate Investment Funds in the Fund’s portfolio. In addition, the Investment Adviser reserves capacity on the Fund’s credit facilities to fund any shortfalls in expected inflows.
Public REITs.
 REITs are investment vehicles that invest primarily in income-producing real estate or mortgages and other real estate-related loans or interests. Public REITs are listed on global stock exchanges and invest directly in real estate, typically through either properties or mortgages. In most countries, the tax efficiency of REITs is more attractive than that of other stock-issuing corporations. The latter is ordinarily subject to tax on income before distribution, whereas most REITs are not. This translates to higher potential profits for REIT shareholders.
The Fund’s investments in Public REITs are intended principally to generate current income, plus substantial liquidity for the Fund, and will seek to have low to moderate correlation to the broader equity markets. In addition, the Fund’s investments in Public REITs are intended to provide diversification alongside Private Real Estate Investment Funds.
Under normal circumstances, the Fund’s investments in Public REITs will not exceed 80% of the Fund’s Managed Assets. The Fund invests in Public REITs by purchasing their common stock, preferred stock, debt and/or warrants. Investment criteria on a macro level will include relative attractiveness of Public REITs to the broader market, the impact of the debt capital markets on Public REIT equities, and upon the supply of and demand for commercial real estate overall and within real estate sectors. On a micro level, the Investment Adviser will examine the attractiveness of each Public REIT’s property type; quality and historic success of management; its common stock’s relative price-earnings ratio as compared to other stocks within its sector; whether the common stock is trading at a premium or discount to its NAV; internal and external (acquisitions and development) growth prospects to drive earnings growth; expected stability of income; expected distribution yield and distribution coverage from operations; access to debt and equity financing; and target leverage levels.
REOCs.
 REOCs are companies that invest in real estate and whose shares may trade on a public exchange. A REOC is similar to a Public REIT, except that a REOC does not receive advantaged tax treatment because REOCs reinvest earnings rather than distribute dividends to unit holders. Additionally, REOCs are more flexible than REITs in terms of what types of real estate investments they can make.
Under normal circumstances, the Fund’s investments in REOCs will not exceed 10% of the Fund’s Managed Assets. The Fund’s investments in REOCs are intended principally to generate current income and provide substantial liquidity for the Fund, and will seek to have low to moderate correlation to the broader equity markets. As with its investment in Public REITs, the Fund’s investments in REOCs are intended to provide diversification alongside Private Real Estate Investment Funds. The Fund invests in REOCs by purchasing their common stock, preferred stock, debt and/or warrants. Investment criteria on a macro level will include relative attractiveness of REOCs to the broader market, and the supply of and demand for commercial real estate overall and within real estate sectors.
Private Real Estate Investment Funds.
 Private Real Estate Investment Funds may be organized as unregistered REITs, commonly known as private REITs. Interests in the Private Real Estate Investment Funds included in the Fund’s portfolio may be purchased or sold on the secondary market and may also be purchased directly from the issuer of the security.
Under normal circumstances, the Fund’s investments in Private Real Estate Investment Funds will not exceed 80% of the Fund’s Managed Assets. The Private Real Estate Investment Funds in which the Fund intends to invest seek to generate a level of income and total return broadly consistent with Public REITs, but with a lower amount of volatility. In addition, the Fund’s investments in Private Real Estate Investment Funds are intended to deliver returns which have a low to moderate correlation to the broader equity markets. Private Real Estate Investment Funds have less pressure to make quarterly distributions, can be more opportunistic and can have a longer investment term.
The Fund’s typical investments in Private Real Estate Investment Funds will be made through the purchase of common stock or limited partnership or limited liability company membership interests in such funds. Investment criteria will include evaluating the strength of the sponsor and management; prior investment performance of the target fund as well as the performance of other funds managed by the sponsor; the attractiveness of the property sectors and geographical allocations of the fund; expected stability of income; expected capital appreciation; and target leverage levels.
The Fund will invest no more than 15% of its net assets in private investment funds that are commonly known as hedge funds, which (i) based on their investment activities, meet the definition of “investment company” found in Section 3(a)(1) of the 1940 Act; and (ii) do not qualify for any exemption from such definition other than that provided by Section 3(c)(1) or 3(c)(7) of the 1940 Act (measured at the time of investment). For the avoidance of doubt, the Fund does not consider a Private Real Estate Investment Fund to be a hedge fund or a private equity fund.

REITs Generally.
Distributions.
 Distributions received by the Fund from REITs may consist of dividends, capital gains and/or return of capital. Because REITs are required by law to distribute 90% of their taxable income to shareholders each year in the form of dividends, REITs have historically paid a higher rate of dividends than most other non-real estate operating companies. Investors should always bear in mind, of course, that past performance is not necessarily indicative of future results. Dividends paid by REITs will generally not qualify for the reduced federal income tax rates applicable to qualified dividends under the Code, but may be considered to be “qualified REIT dividends” eligible for a 20% deduction for non-corporate taxpayers. See “Taxation.”
REIT Preferred Stock.
 The Fund may invest in preferred stocks issued by REITs. Preferred stocks are securities that pay dividends at a specified rate and have a preference over common stocks in the payment of dividends and the liquidation of assets. This means that an issuer must pay dividends on its preferred stock prior to paying dividends on its common stock. In addition, in the event a company is liquidated, preferred shareholders must be fully repaid on their investments before common shareholders can receive any money from the company. Preferred shareholders, however, usually have no right to vote for a company’s directors or on other corporate matters. Preferred stocks pay a fixed stream of income to investors, and this income stream is a primary source of the long-term investment return on preferred stocks. As a result, the market value of preferred stocks is generally more sensitive to changes in interest rates than the market value of common stocks. In this respect, preferred stocks share many investment characteristics with debt securities.
REIT Convertible Securities.
 Convertible bonds and convertible preferred stocks are generally obligations of a company that can be converted into a predetermined number of shares of common stock of the company issuing the security. Convertible securities generally offer both defensive characteristics (i.e., provide income during periods when the market price of the underlying common stock declines) and upside potential (i.e., may provide capital appreciation when the market price of the underlying common stock rises). The Fund may invest in securities that have been privately placed but are eligible for purchase and sale by certain qualified institutional buyers, such as the Fund, under Rule 144A under the Securities Act.
Warrants.
 Warrants entitle the holder to buy the underlying stock of the issuing company at a fixed exercise price until the expiry date. Warrants are issued and guaranteed by the company, and are ordinarily issued directly to existing common or preferred shareholders.
REIT Bonds.
 REIT bonds are a debt investment in which an investor loans money to the REIT for a defined period of time at a fixed interest rate. As a debt instrument, these bonds have priority over the equity issued by the REIT, including common stock and preferred stock. While these bonds can either be secured or unsecured, they are commonly unsecured. REIT bonds are generally issued in durations of 7 to 10 years.
Public Investment Funds.
The Fund anticipates making investments in Public Investment Funds principally to temporarily invest the Fund’s capital pending its deployment into other potentially higher-returning investment opportunities, or for defensive purposes under adverse market conditions. Public Investment Funds consist of the following type of investment companies:
Exchange-Traded Funds.
 ETFs are typically managed by professionals and provide investors with diversification, cost and tax efficiency, and liquidity, are useful for hedging, have the ability to go long and short, and some provide quarterly dividends. “The “ability to go long” refers to the ability to purchase a security or other instrument with the expectation that the asset will rise in value, and “the ability to go short” means the ability to a sell a borrowed security or other instrument with the expectation that the asset will fall in value. An ETF typically holds a portfolio of securities or contracts designed to track a particular market segment or index. ETFs are listed on major stock exchanges and are traded like stocks.
Index Funds.
 An index fund is a mutual fund with an investment objective of seeking to replicate the performance of a specific securities index, such as the National Association of Real Estate Investment Trusts (NAREIT) Index or the MSCI US REIT Index. Index funds are not actively managed and generally provide broad market exposure, low operating expenses and low portfolio turnover.
Closed-End Funds and Actively Managed Mutual Funds.
 In addition to ETFs and index funds, and subject to the Fund’s investment restrictions, the Fund may invest in closed-end funds and actively managed mutual funds that invest primarily in what the Investment Adviser considers securities of real estate industry companies. Shares of closed-end funds are typically listed for trading on major stock exchanges and, in some cases, may be traded in other over-the-counter markets.
Under normal circumstances, the Fund’s investments in Public Investment Funds will not exceed 10% of the Fund’s Managed Assets. The Fund may also invest in options on Public Investment Funds to hedge against market declines.
Certain Private Real Estate Investment Funds and Public Investment Funds.
The Fund may also invest up to 20% of its Managed Assets in Private Real Estate Investment Funds and Public Investment Funds that invest, under normal circumstances, less than 80% of their assets in securities of issuers in the real estate industry.
CMBS.
The Fund may also invest up to 35% of the Fund’s Managed Assets in CMBS. CMBS are structured debt obligations collateralized by pools of commercial mortgages. When selecting CMBS for the Fund’s portfolio, the Fund will seek to select CMBS that, in the judgment of the Fund’s portfolio management team, represent an undervalued investment opportunity with favorable total return potential. This evaluation is based upon multiple factors, including analysis of the credit performance of the mortgage loan portfolios underlying the CMBS; security structure characteristics such as the priority of payment, credit enhancement and default patterns of underlying loans; and the relative financial strength of the mortgage loan servicer.
Use of Leverage.
The Fund may employ leverage, including borrowing from banks, in an amount of up to 33 and 1/3% (or in the case of the issuance of Preferred Shares, 50%) of the Fund’s total assets minus liabilities and indebtedness not represented by “senior securities” within the meaning of the 1940 Act, as determined immediately after borrowing. The Fund is authorized to borrow money in connection with its investment activities, subject to the limits of the asset coverage requirement of the 1940 Act. The Fund also may borrow money to satisfy repurchase requests from Fund shareholders and to otherwise provide the Fund with temporary liquidity. The 1940 Act requires a registered investment company to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time indebtedness occurs. This means that the value of the Fund’s total indebtedness may not exceed one-third of the value of its total assets, including the value of the assets purchased with the proceeds of its indebtedness. On or around June 23, 2020, the Fund entered into a margin loan agreement with The Bank of Nova Scotia that established a revolving credit facility with an initial commitment of up to $35 million. On April 1, 2022 the commitment under the revolving credit facility was increased to $75 million. Additionally, on January 8, 2021, the Fund entered into an agreement with JPMorgan Chase Bank that established a revolving credit facility with an initial commitment of up to $20 million. Private Real Estate Investment Funds may utilize leverage in their investment activities. However, the Private Real Estate Investment Funds’ borrowings are not subject to the asset coverage requirement. Accordingly, the Fund, through its investments in Private Real Estate Investment Funds, may be exposed to the risk of highly leveraged investment programs. In addition, the Fund may use leverage generated by reverse repurchase agreements.
Fundamental Policies.
 The Fund concentrates investments in the real estate industry, meaning that, under normal circumstances, it invests more than 25% of its Managed Assets in the securities of companies in the real estate industry. This policy is fundamental and may not be changed without shareholder approval.
The SAI contains a list of the fundamental (those that may not be changed without shareholder approval) and non-fundamental (if any) investment policies of the Fund under the heading “Investment Restrictions.”
Investment Strategy, Diversification and Criteria Used in Selecting Investments
The Fund’s investment strategy focuses on identifying individual securities that have:

•	an emphasis on income generation,

•	attractive risk-adjusted returns,

•	low to moderate volatility, and

•	low to moderate correlation to the broader equity markets.
The Fund seeks diversification of its investments within the real estate industry through exposure to a broad range of asset classes and managers, and by investing across various levels and qualities of real estate. Further, the Fund will seek to diversify geographically both within and outside of the United States and by capital structure (investments in common stock, preferred stock, warrants, debt and convertible securities).
The Investment Adviser uses both quantitative and qualitative processes to select investments for the Fund. Analyzing relevant quantitative and qualitative criteria, the Investment Adviser identifies investments which it believes to be of high quality based on their potential for generating sustainable, positive, risk-adjusted returns under a wide variety of market conditions. The Investment Adviser selects securities from different real estate regions and sectors to create a portfolio it believes will deliver a relatively high risk-adjusted return.
Because of the lead/lag relationship between public REITs and private real estate investments, the Investment Adviser believes that an optimally blended portfolio can diversify market exposure. While the Investment Adviser may strategically rebalance the Fund’s diversification exposure based on changing market conditions, the Investment Adviser will seek to maintain a well-diversified portfolio that effectively manages real estate asset class and sector risk over time. The Investment Adviser manages the Fund’s investments over a long-term time horizon while being mindful of the historical context of the markets.
There can be no assurance that any or all of the Fund’s investment strategies will be successful.
Diversification of Asset Managers
The Fund pursues its investment objective of maintaining low to moderate volatility and low to moderate correlation to the broader equity markets by identifying and investing with asset managers with expertise in managing portfolios of securities of issuers in the real estate industry. Using information generally available to investors, the Investment Adviser will evaluate asset managers based on their experience, track record, current portfolios, and ability to weather real estate cycles by employing effective risk management and mitigation strategies.

Diversification by Asset Class
The Fund pursues its investment objective of producing income, achieving capital appreciation, and maintaining low to moderate portfolio volatility by diversifying its investments across the many asset classes of the real estate industry, including, for example, retail, office, multifamily, hospitality, industrial, heath care, land and self-storage sectors.
Diversification by Type and Quality of Real Property
The Fund pursues its investment objective of producing income, achieving capital appreciation, and maintaining low to moderate portfolio volatility by investing across various levels and qualities of real estate. The levels are often referred to as Core, Core Plus, Value Added, and Opportunistic or Distressed real estate.
Core.
 The Fund’s “core” investments target high-quality portfolios with real estate assets that provide relatively lower and more stable returns. Such investments are typically located in primary markets and in the conventional property types, which consist of office, retail, multifamily and hotels. Properties are stable, well-maintained, well-leased and often of the Class A variety (meaning among the best in terms of quality and location).
Core Plus.
 The Fund’s “core plus” investments are a moderate risk/moderate return strategy. These investments will generally be in core properties; however, some of these properties will require some form of enhancement or value-added element.
Value Added.
 The Fund’s “value added” strategy typically focuses on more aggressive active asset management and often employs more leverage. This is a medium-to-high risk/medium-to-high return strategy. It generally involves buying a property, improving it in some way, and selling it at an opportune time for a gain. Properties are considered value added when they exhibit management or operational problems, require physical improvement due to age, and/or suffer from capital constraints.
Opportunistic or Distressed.
 The Fund’s “opportunistic” or “distressed” investments typically focuses on the most aggressive and active asset management strategies, typically on growth and development oriented or centered properties, and/or on property repositioning or redevelopment strategies. Such investments typically offer the highest overall expected return potential, but also carry the highest risk. They frequently utilize high degrees of financial leverage and require substantial capital investment. Typically, a significant portion of the return on the underlying asset is achieved upon its sale or refinancing, with limited or no current income generation.
Other Information Regarding Investment Strategy
The limitations disclosed in this prospectus that limit the amount of the Fund’s investments in any particular asset class or asset type apply only to the Fund’s direct investments without regard to the investments held by any investment companies or investment vehicles in which the Fund invests.
The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, political or other conditions. For temporary defensive purposes (and to the extent that it is permitted to invest in the following), the Fund may invest up to 100% of its total assets in securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises (“U.S. Government Securities”), commercial paper rated at least A-2 by S&P Global Ratings, P-2 by Moody’s Investors Service, Inc. (“Moody’s”) or having a comparable credit rating by another NRSRO (or if unrated, determined by the Investment Adviser to be of comparable credit quality), certificates of deposit, bankers’ acceptances, repurchase agreements, non-convertible preferred stocks and non-convertible corporate bonds with a remaining maturity of less than one year, ETFs and other investment companies and cash items.
When the Fund’s assets are invested in such instruments, the Fund may not be achieving its investment objective.
References in the Prospectus to market indices are for informational purposes only, and unless otherwise noted, are not necessarily an indication of how the Fund is managed.
The Fund has no intent to use leverage through issuing Preferred Shares during the next twelve months. However, the Fund may issue Preferred Shares in the future, subject to the asset coverage requirements of the 1940 Act, which generally require that the Fund have asset coverage of at least 200% of the issue size. The Fund may borrow for investment purposes, to fund distributions, for temporary liquidity, or to finance repurchases of its shares, as permitted under applicable law. In addition, the Fund may be deemed to incur economic leverage embedded in instruments in which it may invest, such as derivatives.
The frequency and amount of portfolio purchases and sales (known as the “portfolio turnover rate”) will vary from year to year. The portfolio turnover rate is not expected to exceed 100%, but may vary greatly from year to year and will not be a limiting factor when the Investment Adviser deems portfolio changes appropriate. Although the Fund generally does not intend to trade for short-term profits, the Fund may engage in short-term trading strategies, and securities may be sold without regard to the length of time held when, in the opinion of the Investment Adviser, investment considerations warrant such action. These policies may have the effect of increasing the annual rate of portfolio turnover of the Fund. Short-term trading strategies would likely result in higher transaction costs and may generate short-term capital gains taxable as ordinary income. If securities are not held for the applicable holding periods, dividends paid on them will not qualify for the advantageous federal tax rates. See "Certain Tax Considerations and Risks" in the Fund’s SAI.
There is no assurance what portion, if any, of the Fund’s investments will qualify for the reduced federal income tax rates applicable to qualified dividends under the Code. As a result, there can be no assurance as to what portion of the Fund’s distributions will be designated as qualified dividend income or qualified REIT dividends. See “Taxation.”
The activities and opportunities of the Fund may be restricted or limited from time to time in certain circumstances, which could adversely affect the Fund’s investment program. See “
Potential Conflicts of Interest
” in the SAI.
While the Investment Adviser anticipates that, under normal market conditions, the Fund’s portfolio will invest in each of the categories described above, the Fund does not have predetermined asset allocations to any of these categories, other than the Fund’s policy to invest 80% of its Managed Assets in equity and debt investments in real estate industry companies and the Fund’s policy to invest 25% or more of its Managed Assets in securities of issuers in the real estate industry. Depending on its evaluation of market conditions, the Investment Adviser may allocate the Fund’s assets among any, all or none of these categories, provided that the Fund complies with its 80% policy. There can be no assurance that the actual allocations will be effective in achieving the Fund’s investment objective or delivering positive returns.
The Fund may lend its portfolio securities to brokers, dealers and other institutions, including GS&Co., to seek to increase its net investment income. The Fund may invest any cash collateral received in connection with lending its portfolio securities in registered and unregistered investment pools managed by the Investment Adviser or its affiliates.
There can be no assurance that the Fund will achieve its investment objective or that its investment program will be successful.

Risk Factors [Table Text Block]
PRINCIPAL RISKS OF THE FUND
The following summarizes the principal risks that apply to the Fund and may result in a loss of a shareholder’s entire investment. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective. In addition, as the Fund’s investment program develops and changes over time, an investment in the Fund may be subject to additional and different risks or uncertainties.
The Fund’s investment program is speculative and entails substantial risks. The following list of risk factors does not purport to be a complete enumeration or explanation of the risks involved in an investment in the Fund and additional risks or uncertainties may adversely affect the Fund or the value of an investment in the Fund. Prospective investors should read this prospectus and the subscription agreement carefully and consult with their own advisors before deciding whether to invest in the Fund.
General
The risks of an investment in the Fund arise from, among other things, the risks associated with the Fund’s investments and the risks attendant to the Fund’s ability to achieve its investment objective. An investment in the Fund involves material risks, and each prospective investor should carefully consider these risks in determining whether an investment in the Fund is suitable for such prospective investor.
Partial or Total Loss of the Fund’s Capital.
 The Fund is intended for long-term investors who can accept the risks associated with investing in illiquid investments. There is no assurance that the Fund will achieve its investment or performance objectives, including the selection of suitable investment opportunities and the achievement of targeted rates of return. The possibility of partial or total loss of capital of the Fund exists, and prospective investors should not subscribe unless they can readily bear the consequences of a complete loss of their investment.
Investment Risk.
 The value of the instruments in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Price changes may be temporary or last for extended periods. The Fund’s investments may be overweighted from time to time in one or more sub-industries or countries, which will increase the Fund’s exposure to risk of loss from adverse developments affecting those sub-industries or countries. The Fund intends to use leverage, which will magnify the Fund’s investment, market and certain other risks.
Limitations on the Redemption.
 An investment in the Fund is not suitable for investors who need certainty about their ability to access all of the money they invest in the short term. Even though the Fund will make quarterly repurchase offers for its outstanding Shares (expected to be 5% per quarter, which is the minimum amount permitted), investors should consider Shares of the Fund to be an illiquid investment. In addition, there is no active secondary market for Shares. There is no guarantee that investors will be able to sell their Shares at any given time or in the quantity that they desire.
Repurchase Offers Risk.
 As described under “Periodic Repurchase Offers,” the Fund operates as an “interval fund,” and, in order to provide some liquidity to shareholders, will make quarterly offers to repurchase between 5% and 25% of its outstanding Shares at NAV, pursuant to Rule 23c-3 under the 1940 Act. The Fund currently expects that such quarterly repurchase offers will be for 5% of the Fund’s outstanding Shares at NAV, which is the minimum amount permitted. There is no guarantee that investors will be able to sell their Shares in the quantity that they desire. The repurchase of Shares by the

Fund would decrease the assets of the Fund and, therefore, may have the effect of increasing the Fund’s expense ratio. Repurchase offers and the need to fund repurchase obligations may also affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. In addition, the Fund may be required to sell portfolio securities (including at inopportune times) to satisfy repurchase requests, resulting in increased transaction costs that must be borne by the Fund and its shareholders. This may result in higher short-term capital gains for taxable shareholders. Furthermore, diminution in the size of the Fund may limit the ability of the Fund to participate in new investment opportunities. If the Fund uses leverage, repurchases of Shares may compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows money to finance repurchases, interest on that borrowing will negatively affect shareholders who do not tender their Shares by increasing Fund expenses and reducing any net investment income. As discussed under “Leverage,” the Fund must maintain asset coverage of at least 300% of its indebtedness, including amounts borrowed and guaranteed, at the time it borrows money to finance repurchases.
If a repurchase offer is oversubscribed and the Fund determines not to repurchase additional Shares beyond the repurchase offer amount, or if shareholders tender an amount of Shares greater than that which the Fund is entitled to purchase, the Fund will repurchase the Shares tendered on a pro rata
basis, and shareholders will have to wait until the next repurchase offer to make another repurchase request. Shareholders will be subject to the risk of NAV fluctuations during that period. Thus, there is also a risk that some shareholders, in anticipation of proration, may tender more Shares than they wish to have repurchased in a particular quarter, thereby increasing the likelihood that proration will occur. The NAV of Shares tendered in a repurchase offer may fluctuate between the date a shareholder submits a repurchase request and the deadline for such repurchase request (“Repurchase Request Deadline”), and to the extent there is any delay between the Repurchase Request Deadline and the date in which Shares are priced for the repurchase request (“Repurchase Pricing Deadline”). Such fluctuations may be exacerbated by currency fluctuations (to the extent the Fund invests in foreign markets) and other market developments. The NAV on the Repurchase Request Deadline or the Repurchase Pricing Date may be higher or lower than on the date a shareholder submits a repurchase request. Under certain circumstances, the Fund’s repurchase offers may be suspended or postponed in accordance with regulatory requirements. See “Shareholder Guide—Suspension or Postponement of Repurchase Offers” for more information. In addition, the repurchase of Shares by the Fund will generally be a taxable event to Shareholders and may be a taxable event to those Shareholders that do not participate in the repurchase. See “Taxation” for a general summary of U.S. federal income tax considerations for U.S. Shareholders.
Industry Concentration Risk.
 The Fund concentrates its investments in the real estate industry, which has historically experienced substantial price volatility. Concentrating Fund investments in a limited number of issuers conducting business in the same industry will subject the Fund to a greater risk of loss as a result of adverse economic, business, political, environmental or other developments than if their investments were diversified across different industries. The value of companies engaged in the real estate industry is affected by (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing and (ix) changes in interest rates and leverage. There are also special risks associated with particular sub-industries, or real estate operations generally, as described below:

•
Retail Properties.
 Retail properties are affected by the overall health of the economy and may be adversely affected by, among other things, the growth of alternative forms of retailing, bankruptcy, departure or cessation of operations of a tenant, a shift in consumer demand due to demographic changes, changes in spending patterns and lease terminations.

•	Office Properties. Office properties are affected by a downturn in the businesses operated by their tenants.

•	Multifamily Properties. Multifamily properties are affected by adverse economic conditions in the locale, oversupply and rent control laws.

•	Hospitality Properties. Hospitality or hotel properties are affected by declines in business and leisure travel.

•	Industrial Properties. Industrial properties are affected by downturns in the manufacture, processing and shipping of goods.

•
Healthcare Properties.
 Healthcare properties affected by potential federal, state and local laws governing licenses, certification, adequacy of care, pharmaceutical distribution, rates, equipment, personnel and other factors regarding operations and continued availability of revenue from government reimbursement programs.

•	Land. Land may be affected by development risks including insufficient tenant demand to build or construction delays as well as adverse changes in local and national economic and market conditions.

•	Self-Storage Properties. Self-storage properties are affected by changes to competing local properties and the ability of the management team.

•
Student Housing Properties.
 Student housing properties are affected by fluctuations in underlying demand, which is tied to student enrollments. Also, tuition costs and the ability for students to borrow in order to fund their studies will impact available income for student housing costs.

•	Data Center Properties. Data center properties are subject to the risk of obsolescence given changing technology and the high investment cost of such assets.

•	Development Issues. Real estate development companies are affected by construction delays and insufficient tenant demand to occupy newly developed properties.

•
Lack of Insurance.
 Certain of the real estate companies may fail to carry comprehensive liability, fire, flood, earthquake extended coverage and rental loss insurance, or insurance in place may be subject to various policy specifications, limits and deductibles.

•
Dependence on Tenants.
 Real estate properties and the ability of companies to make distributions to shareholders depend upon the ability of the tenants at their properties to generate enough income in excess of their operating expenses to make their lease payments.

•	Financial Leverage. Real estate companies may be highly leveraged and financial covenants may affect the ability of real estate companies to operate effectively.

•	Environmental Issues. Owners of properties that may contain hazardous or toxic substances may be responsible for removal or remediation costs.

•	Property Taxes. Increases in property taxes may have an adverse impact on the real estate industry and, therefore, the value of the Fund’s investments.

•
Real Estate Credit Risk.
 As discussed above, the availability of attractive financing and refinancing typically plays a critical role in the success of real estate investments. As a result, such investments are subject to credit risk because borrowers may be delinquent in payment or default. Borrower delinquency and default rates may be significantly higher than estimated. The Investment Adviser’s assessment, or a rating agency’s assessment, of borrower credit quality may prove to be overly optimistic.

Private Real Estate Investment Funds Risk.
 The Fund’s performance depends in part upon the performance of the Private Real Estate Investment Fund managers and selected strategies, the adherence by such Private Real Estate Investment Fund managers to such selected strategies, the instruments used by such Private Real Estate Investment Fund managers and the Investment Adviser’s ability to select Private Real Estate Investment Fund managers and strategies and effectively allocate Fund assets among them. Fund shareholders will bear two layers of fees and expenses: asset-based fees and expenses at the Fund level, and asset-based fees, incentive allocations or fees and expenses at the Private Real Estate Investment Fund level.
Private Real Estate Investment Funds are subject to risks associated with legal and regulatory changes applicable to financial institutions generally or to Private Real Estate Investment Funds in particular. The Fund may not be able to invest in certain Private Real Estate Investment Funds that are oversubscribed or closed, or the Fund may be able to allocate only a limited amount of assets to a Private Real Estate Investment Fund that has been identified as an attractive opportunity. The Fund’s investments in certain Private Real Estate Investment Funds may be subject to lock-up periods, during which the Fund may not withdraw its investment. The Fund may invest indirectly a substantial portion of its assets in Private Real Estate Investment Funds that follow a particular type of investment strategy, which may expose the Fund to the risks of that strategy. Many of the Fund’s assets will be priced in the absence of a readily available market and may be priced based on determinations of fair value, which may prove to be inaccurate. The Fund, upon its redemption of all or a portion of its interest in a Private Real Estate Investment Fund, may receive an in-kind distribution of securities that are illiquid or difficult to value and difficult to dispose of.
Private Real Estate Investment Fund returns may exhibit greater correlations among each other or with fixed-income or equity indices than anticipated by the Investment Adviser, particularly during times of general market turmoil. Private Real Estate Investment Funds may invest in securities of non-U.S. issuers, including those in emerging markets, and the Fund’s assets may be invested in Private Real Estate Investment Funds that may be denominated in non-U.S. currencies, thereby exposing the Fund to various risks that may not be applicable to U.S. securities. Private Real Estate Investment Funds focus primarily on the real estate industry, which subjects the Private Real Estate Investment Funds, and thus the Fund, to greater risk and volatility than if investments had been made in issuers in a broader range of industries. A Private Real Estate Investment Fund may focus on a particular country or geographic region, which may subject Private Real Estate Investment Funds, and thus the Fund, to greater risk and volatility than if investments had been made in issuers in a broader range of geographic regions. A Private Real Estate Investment Fund may use derivatives for speculative or hedging purposes and non-hedging purposes (that is, to seek to increase total return). Private Real Estate Investment Funds may incur leverage for investment or other purposes, which may increase the volatility of the Private Real Estate Investment Funds. A Private Real Estate Investment Fund may sell short securities held by a Private Real Estate Investment Fund, which presents the risk of unlimited loss because of increases in the market price of the security sold short, and the risk that a Private Real Estate Investment Fund’s short selling activities may be adversely affected by regulatory restrictions that may be imposed at any time. A Private Real Estate Investment Fund may change its investment strategies at any time (subject to any required notification and/or consent provisions set forth in the Private Real Estate Investment Fund’s governing documents). Private Real Estate Investment Funds may invest without limitation in restricted and illiquid investments. Private Real Estate Investment Fund may invest in equity securities without limitation as to market capitalization. Private Real Estate Investment Funds may invest in equity securities issued by smaller capitalization companies, including micro-cap companies, the prices of which may be subject to erratic market movements.
Private Real Estate Investment Funds are not publicly traded and therefore are not liquid investments. Please see “Principal Risks of the Fund—
Restricted and Illiquid Investments Risk
” for a description of risks associated with illiquid investments. As a result, the Fund may consider information provided by the asset manager to determine the value of the Fund’s investment in the Private Real Estate Investment Fund. The valuation provided by an asset manager as of a specific date may vary from the actual sale price that may be obtained if such investment were sold to a third party. The Investment Adviser will use reasonable due diligence to value securities and may also consider information provided by the Private Real Estate Investment Funds, including quarterly unaudited financial statements, which if inaccurate could adversely affect the Investment Adviser’s ability to value accurately the Fund’s shares. Private Real Estate Investment Funds that invest primarily in publicly traded securities are more easily valued.
In addition to valuation risk, investors in Private Real Estate Investment Funds (including the Fund) are not entitled to the protections of the 1940 Act. For example, Private Real Estate Investment Funds need not have independent boards, may not require shareholder approval of advisory contracts, may leverage to an unlimited extent, and may engage in joint transactions with affiliates. As a result, Private Real Estate Investment Funds may make significant use of leverage, which has the potential to magnify losses versus funds that do not employ leverage. See “Principal Risks of the Fund
—Borrowing
” and “Leverage” for a description of risks associated with the use of leverage. Additionally, Private Real Estate Investment Fund managers may have limited operating histories upon which to evaluate their performance, and some Private Real Estate Investment Fund managers may not be registered under the Investment Advisers Act, under state law, or other applicable law. Further, Private Real Estate Investment Fund may charge investors (such as the Fund) asset-based fees and incentive allocations or fees of as much as 20% of a Private Real Estate Investment Fund’s net profits (or more in certain limited circumstances), which may create incentives for Private Real Estate Investment Fund to make investments that are riskier or more speculative than in the absence of these fees. These characteristics present additional risks, including the risk of total loss, for shareholders.
The Fund may invest in Private Real Estate Investment Funds that are organized as unregistered REITs, commonly known as private REITs. Please see “Principal Risks of the Fund—
Private REIT Risk
” for a description of risks associated with private REITs.
In connection with the consummation of the Reorganization, all of the Predecessor Fund’s interests in Private Real Estate Investment Funds have been transferred to a wholly-owned subsidiary of the Predecessor Fund for administrative purposes. This transfer triggered certain provisions of the Private Real Estate Investment Fund limited partnership agreements, limited liability company operating agreements or other governing documents, which could have an adverse effect on the Fund and the value of its investment. For example, the potential consequences of transferring Private Real Estate Investment Fund interests include the following:

•
Restart of Lock-Up Period. Interests in Private Real Estate Investment Funds may be subject to a lock-up period, during which time an investor is barred from withdrawing its investment. Upon the transfer of an interest, this lock-up period may be contractually required to restart with respect to the recipient of the transferred interest (the “transferee”), notwithstanding that the interest may have been subject to an already-tolled lock-up period prior to its transfer.

•
Early Assessment of Incentive Fee or Allocation. Interests in Private Real Estate Investment Funds may be subject to the payment of an incentive allocation or fee that is calculated on a fund’s net profits over a set performance period (typically, one fiscal year). Upon the transfer of an interest, this incentive allocation or fee may be contractually required to be charged on a fund’s net profits as accrued at the time of transfer, regardless of whether the time of transfer aligns with the end of a performance period.

•
No Benefit from Prior High Watermark or Loss Carryforward Amounts. The payment of an incentive allocation or fee is frequently subject to so-called “high watermark” or “loss carryforward” protections, which generally prohibit the assessment of an incentive fee or allocation to the extent that the fund’s net asset value has not, with respect to a particular investor, exceeded its highest prior level. Similarly, with respect to other Private Real Estate

Investment Funds, the incentive fee may be subject to a cap, which decreases based on the Private Real Estate Investment Fund’s cumulative realized capital losses and/or unrealized capital depreciation. Upon the transfer, these protections may be contractually required to be reset, such that a transferee will not benefit from the prior high watermark, loss carryforward amounts, or cumulative losses attributable to the interests prior to their transfer.

Private REIT Risk.
 In addition to the risks described in “Private Real Estate Investment Fund Risk” and “REIT Risk,” Private REITs are typically smaller and financially less stable than Public REITs. Private REITs are unlisted, making them hard to value and trade. Moreover, private REITs generally are exempt from Securities Act registration and, as such, are not subject to the same disclosure requirements as Public REITs, which makes private REITs more difficult to evaluate from an investment perspective.
REIT Risk.
 Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs whose underlying properties are concentrated in a particular industry or geographic region are also subject to risks affecting such industries and regions. The securities of REITs involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements because of interest rate changes, economic conditions and other factors. For example, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management or development of the underlying properties. The underlying properties may be subject to mortgage loans, which may also be subject to the risks of default. REITs may also fail to qualify for tax free pass-through of income or may fail to maintain their exemptions from investment company registration. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price.
Management Risk.
 A strategy used by the Investment Adviser may fail to produce the intended results.
Underlying Funds Invest Independently.
 The Underlying Funds in which the Fund plans to invest generally invest wholly independently of one another and may at times hold economically offsetting positions. To the extent that these Underlying Funds do, in fact, hold such positions, the Underlying Funds in which the Fund invests, considered as a whole, may not achieve any gain or loss despite incurring fees and expenses in connection with such positions. In addition, the portfolio managers of certain Underlying Funds may be compensated based on the performance of their investments. Accordingly, there may often be times when certain portfolio managers may receive incentive compensation in respect of their investments for a period even though the Underlying Funds overall depreciated during such period.
Dividend-Paying Investments Risk.
 The Fund’s investments in dividend-paying securities could cause the Fund to underperform other funds that invest in similar asset classes but employ a different investment style. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet the Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. The adoption of new legislation could further limit or restrict the ability of issuers to pay dividends. To the extent that dividend-paying securities are concentrated in only a few market sectors, the Fund may be subject to the risks of volatile economic cycles and/or conditions or developments that may be particular to a sector to a greater extent than if its investments were diversified across different sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. A sharp rise in interest rates or an economic downturn could cause an issuer to abruptly reduce or eliminate its dividend. This may limit the ability of the Fund to produce current income.

Investments in Derivatives.
 The Fund’s use of forwards, swaps, structured securities, call and put options, and other derivative instruments may result in losses. These instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other investments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Fund. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligations, liquidity risk, risks arising from margin requirements, which include the risk that the Fund will be required to pay additional margin or set aside additional collateral to maintain open derivative positions, and operational and legal risks, which include risks related to documentation issues, system failures, inadequate controls, human error and the risk that a party’s obligations would be legally unenforceable. Derivatives may be used for hedging purposes and non-hedging purposes.
The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments, and there is no guarantee that the use of derivatives will achieve their intended result. If the Investment Adviser is incorrect in its expectation of the timing or level of fluctuation in securities prices, interest rates, currency prices or other variables, the use of derivatives could result in losses, which in some cases may be significant.
A lack of correlation between changes in the value of derivatives and the value of the portfolio investments (if any) being hedged could also result in losses. In addition, there is a risk that the performance of the derivatives or other instruments used by the Investment Adviser to replicate the performance of a particular asset class may not accurately track the performance of that asset class.
The Fund may use derivatives, including swaps, to implement short positions. Taking short positions involves leverage of the Fund’s assets and presents various risks. If the value of the instrument or market in which the Fund has taken a short position increases, then the Fund will incur a loss equal to the increase in value from the time that the short position was entered into plus any premiums and interest paid to a counterparty. Therefore, taking short positions involves the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment.
Derivatives and Similar Instruments.
The Fund may invest in derivatives and similar instruments discussed elsewhere in this Prospectus. The use of derivatives and similar instruments may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments and may result in losses due to adverse market movements. Pursuant to Rule 18f-4 under the 1940 Act, the Fund’s use of derivatives and other transactions that create future payment or delivery obligations is subject to a value-at-risk (“VaR”) leverage limit and reporting and certain other requirements. The Fund has also adopted and implemented a derivatives risk management program (the “DRMP”) to, among other things, manage the risks associated with the use of derivatives and these other transactions for a “full compliance fund” if the Fund does not qualify as a “limited derivatives user” under Rule 18f-4. The Board of Trustees has approved the designation of personnel from GSAM to administer the DRMP. With respect to the Fund, which qualifies as a “limited derivatives user” under Rule 18f-4, the Fund’s Board of Trustees has adopted and implemented policies and procedures to manage a “limited derivatives user” fund’s derivatives risks. A “limited derivatives user” fund is also subject to the derivatives exposure threshold set forth in Rule 18f-4.
Similar to borrowings, derivatives and similar instruments may result in leverage. Borrowing and the use of derivatives and similar instruments may magnify the potential for gains and losses in excess of the initial amount invested. The amount of indebtedness from borrowings may not exceed certain limitations. If the Fund uses reverse repurchase agreements or similar financing transactions, including certain tender option bonds, the Fund must either aggregate the amount of indebtedness associated with the reverse repurchase agreements or similar financing transactions with the aggregate amount of indebtedness associated with any borrowings, if applicable, when calculating the Fund’s asset coverage ratio or treat all such transactions as derivatives transactions subject to the leverage limits under Rule 18f-4.
In addition, under Rule 18f-4, the Fund is permitted to invest in a security on a when-issued or forward-settling basis, or with a non-standard settlement cycle, and the transaction will be deemed not to involve a “senior security,” provided that (i) the Fund intends to physically settle the transaction and (ii) the transaction will settle within 35 days of its trade date). The Fund may otherwise engage in such transactions that do not meet these conditions so long as the Fund treats any such transaction as a “derivatives transaction” for purposes of compliance with Rule 18f-4. Furthermore, under Rule 18f-4, the Fund will be permitted to enter into an unfunded commitment agreement, and such unfunded commitment agreement will not be subject to the limits on borrowings as described above, if the Fund reasonably believes, at the time it enters into such agreement, that it will have sufficient cash and cash equivalents to meet its obligations with respect to all such agreements as they come due.
These requirements may limit the ability of the Fund to use derivatives, short sales, reverse repurchase agreements and similar financing transactions, delayed-settlement securities and unfunded commitment agreements as part of its investment strategies.
From time to time, the Fund may enter into derivatives or other similar transactions that require the Fund to pledge margin or collateral to a counterparty or clearing member through a margin/collateral account for and on behalf of the counterparty or clearing member. For operational, cost, regulatory or other reasons, when setting up these arrangements, the Fund may be required to use a margin/collateral account model or naming convention that may not be the most protective option available in the case of a default or bankruptcy by a counterparty or clearing member or that may delay or impair the Fund from fully exercising its rights under the arrangement. In the event of default or bankruptcy by a counterparty or clearing member, the margin or collateral may be subject to legal proceedings and the Fund may be delayed in taking possession of any margin or collateral to which the Fund is legally entitled.
Options on Securities, Securities Indices and Foreign Currencies.
 A put option gives the purchaser of the option the right to sell, and the writer (seller) of the option the obligation to buy, the underlying instrument during the option period.
A call option gives the purchaser of the option the right to buy, and the writer (seller) of the option the obligation to sell, the underlying instrument during the option period.
The Fund may purchase call and put options, on any securities and other instruments in which it may invest or any index consisting of securities or other instruments in which it may invest. The Fund may also purchase put and call options on foreign currencies.
The purchase of options is a highly specialized activity which involves special investment risks. Options may be used for either hedging or cross-hedging purposes, or to seek to increase total return (which presents additional risk). The successful use of options depends in part on the ability of the Investment Adviser to anticipate future price fluctuations and the degree of correlation between the options and securities (or currency) markets. If the Investment Adviser is incorrect in its expectation of changes in market prices or determination of the correlation between the instruments or indices on which options are purchased, the Fund may incur losses that it would not otherwise incur. The use of options can also increase the Fund’s transaction costs. Options purchased by the Fund may be traded on either U.S. or foreign exchanges or over the counter. Foreign and over-the-counter options will present greater possibility of loss because of their greater illiquidity and credit risks.

Option Writing Risk.
 Writing (selling) call options limits the opportunity to profit from an increase in the market value of securities in exchange for up-front cash at the time of selling the call option. When the Fund writes (sells) call options on securities, it receives cash but limits its opportunity to profit from an increase in the market value of the applicable security beyond the exercise price (plus the premium received) of the option. In a rising market, the Fund could significantly underperform the market. Such underperformance may be more pronounced to the extent that the call option’s underlying security sharply increases prior to the expiration of the option. The Fund’s option strategies may not fully protect it against declines in the value of the market. Cash received from premiums will enhance return in declining markets, but the Fund will continue to bear the risk of a decline in the value of the securities held in its portfolio. The benefit from writing a call option is limited to the amount of premium received. In a period of a sharply falling equity market, the Fund will likely also experience sharp declines in its NAV.
Short Position Risk.
 The Fund may use derivatives, including options, futures and swaps, to implement short positions, and may engage in short selling. Taking short positions and short selling involve leverage of the Fund’s assets and present various risks. If the value of the instrument or market in which the Fund has taken a short position increases, then the Fund will incur a loss equal to the increase in value from the time that the short position was entered into plus any premium and interest paid to a third party. Therefore, taking short derivative positions involves the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the counterparty to the short transaction may fail to honor its contract terms, causing a loss to the Fund.
In order to sell a financial instrument short, the Fund must first borrow the instrument from a lender, such as a broker or other institution. The Fund may not always be able to borrow the instrument at a particular time or at an acceptable price. Thus, there is risk that the Fund may be unable to implement its investment strategy due to the lack of available instruments or for other reasons.
After selling a borrowed financial instrument, the Fund is then obligated to “cover” the short sale by purchasing and returning the instrument to the lender on a later date. The Fund cannot guarantee that the financial instrument necessary to cover a short position will be available for purchase at the time the Fund wishes to close a short position or, if available, that the instrument will be available at an acceptable price. If the borrowed instrument has appreciated in value, the Fund will be required to pay more for the replacement instrument than the amount it received for selling the instrument short. Moreover, purchasing a financial instrument to cover a short position can itself cause the price of the instrument to rise further, thereby exacerbating the loss. The potential loss on a short sale may, with respect to certain instruments (e.g., equities, swap options), be unlimited because the loss increases as the price of the instrument sold short increases and the price may rise indefinitely. If the price of a borrowed financial instrument declines before the short position is covered, the Fund may realize a gain. The Fund’s gain on a short sale, before transaction and other costs, is generally limited to the difference between the price at which it sold the borrowed instrument and the price it paid to purchase the instrument to return to the lender.
While the Fund has an open short position, it is subject to the risk that the financial instrument’s lender will terminate the loan at a time when the Fund is unable to borrow the same instrument from another lender. If this happens, the Fund may be required to buy the replacement instrument immediately at the instrument’s then current market price or “buy in” by paying the lender an amount equal to the cost of purchasing the instrument to close out the short position.
Short sales also involve other costs. The Fund must normally repay to the lender an amount equal to any dividends or interest that accrues while a loan is outstanding. In addition, to borrow a financial instrument, the Fund may be required to pay a premium. The Fund also will incur transaction costs in effecting short sales. The amount of any ultimate gain for the Fund resulting from a short sale will be decreased, and the amount of any ultimate loss will be increased, by the amount of premiums, dividends, interest or expenses the Fund may be required to pay in connection with the short sale.
Until the Fund replaces a borrowed instrument, the Fund may be required to maintain short sale proceeds with the lending broker as collateral. Moreover, the Fund may be required to make margin payments to the lender during the term of the borrowing if the value of the security it borrowed (and sold short) increases. Thus, short sales involve credit exposure to the broker that executes the short sales. In the event of the bankruptcy or other similar insolvency with respect to a broker with whom the Fund has an open short position, the Fund may be unable to recover, or delayed in recovering, any margin or other collateral held with or for the lending broker.
Potential Loss from Currency Fluctuations.
 The Fund may invest a portion of its capital outside the United States in non-U.S. dollar denominated securities. These investments involve special risks compared with investing exclusively in the United States. Because these investments may involve non-U.S. dollar currencies and because the Fund may hold funds in these currencies in bank deposits during the completion of the investment program, the Fund may be adversely affected by changes in currency rates (including as a result of the devaluation of a foreign currency) and in exchange control regulations and may incur costs in connection with conversions between various currencies. In addition, the equivalent U.S. dollar obligations of the Fund’s investments located outside of the United States may increase as a result of adverse changes in currency rates.
Borrowing.
 The Fund may borrow funds or otherwise utilize leverage for a variety of purposes, subject to the limitations of the 1940 Act as part of the Fund’s investment program, to meet other short-term liquidity needs, including payment of fees and expenses, and to facilitate the Fund’s hedging activities. The terms of the indebtedness incurred by the Fund may require the Fund to maintain minimum average balances in connection with borrowings or to pay a commitment or other fee to maintain a line of credit. Either of these requirements would increase the cost of borrowing over the stated interest rate. In addition, the Fund may not be able to negotiate commercially reasonable terms for its indebtedness and may not be able to extend or renew the existing terms when the indebtedness comes due. If the Fund is unable to access additional credit or otherwise has insufficient resources to pay its obligations, it may be forced to sell investments at inopportune times, which may further depress returns. The Fund will be limited in its ability to borrow (or guarantee other obligations) to amounts such that the Fund’s asset coverage ratio (as defined in the 1940 Act) would be less than 300%, calculated at the time of such incurrence (
i.e.
, the value of each of the Fund’s total assets less liabilities other than the principal amount represented by indebtedness must be at least 300% of the principal amount represented by indebtedness at the time of incurrence). The Fund may also utilize indebtedness in excess of such limit for temporary purposes such as the settlement of transactions.
The use of leverage can create risks. Changes in the value of the Fund’s portfolio, including securities bought with the proceeds of leverage, will be borne entirely by the shareholders. If there is a net decrease or increase in the value of the Fund’s investment portfolio, leverage will decrease or increase, as the case may be, the Fund’s NAV to a greater extent than if the Fund did not utilize leverage. The Fund’s leverage strategy may not be successful.
The Fund May Make Commitments Representing a Substantial Portion of its Total Assets.
 To the extent permitted by applicable law, the Fund may make commitments to Private Real Estate Investment Funds in which it invests that represent a substantial portion of the total assets of the Fund, including through the use of leverage. As a result, in certain circumstances, the Fund may need to retain investment income, borrow funds or liquidate some or all of its investments prematurely at potentially significant discounts to market value if the Fund does not have sufficient liquid assets to meet these commitments; however, the Fund will not borrow in excess of applicable limitations under the 1940 Act.

Risks Relating to the Potential Use of Pass-Through Entities.
 To the extent permitted by applicable law (including the 1940 Act), the Fund may make investments through one or more partnerships or other pass-through entities in which the sole beneficial interest holders are the Fund. These investment vehicles may incur leverage. To the extent permitted by applicable law including the 1940 Act, the Fund may guarantee the obligations of these investment vehicles and/or assign and pledge assets of the Fund to these investment vehicles in order to secure borrowings or other leverage. Failure by any member of such a pass-through entity to meet its obligations could have adverse effects on the Fund and the other members of any pass-through entity, including the acceleration of payment obligations under any leverage facility used by the vehicle.
Dependence upon the Ability of the Investment Adviser.
 The Board has delegated to the Investment Adviser the authority to make investment, disposition, and related investment management decisions, including the authority to approve all investments and/or all dispositions made by the Fund and to make or provide reserves. In addition, the Board has delegated to the Investment Adviser the authority to manage many of the affairs of the Fund, including, among others, the right to enforce default remedies, responsibility for maintaining the Fund’s books and records and producing the Fund’s reports, the right to calculate and cause the Fund to make distributions. Shareholders will have no right or power to participate in the management or control of the business of the Fund, and thus must depend solely upon the ability of the Investment Adviser with respect to the Fund’s investments. In addition, shareholders will have no opportunity to evaluate the specific investments made by the Fund or the terms of any investment. Accordingly, the success and failure of the Fund will depend to a significant extent on the viability and performance of the Investment Adviser. In managing and directing the investment programs of the Fund, the Investment Adviser will rely heavily on certain key personnel of Goldman Sachs. Certain key personnel, including members of the Investment Adviser’s investment team, may leave Goldman Sachs or rotate to another group within Goldman Sachs. The departure of any of such key personnel or their inability to fulfill certain duties may adversely affect the ability of the Investment Adviser to effectively implement the investment program of the Fund and may have an adverse impact on the Fund. Changes to the composition of the investment team may occur over time and without notice to the shareholders.
Risk of Certain Events Related to Goldman Sachs.
 Although the Fund is a separate legal entity from Goldman Sachs, in the event that Goldman Sachs were to become insolvent and/or subject to liquidation, or if there were a change of control of Goldman Sachs, the Fund could nonetheless be adversely affected. In that regard, a bankruptcy or change of control of Goldman Sachs or the Investment Adviser could cause the Investment Adviser to have difficulty retaining personnel or otherwise adversely affect the Fund and its ability to achieve its investment objective.
Investment Performance of the Fund and Other Investment Vehicles May Vary Significantly.
 Goldman Sachs (i) has established, and expects to continue to establish, additional companies, partnerships or other entities, pooled investment vehicles for multiple investors, funds, separate accounts, and other entities, and (ii) includes various business units or divisions, which, in either case, may have, in whole or in part, investment objectives and strategies that may be similar to or overlap with those of the Fund (such entities, business units or divisions are referred to collectively as, “Other Investment Vehicles”). The Fund may at times compete with the Other Investment Vehicles for certain investments and the returns of each of the Other Investment Vehicles will likely differ materially from the returns of the Fund.
The results of the investment activities of the Fund may differ significantly from the results achieved by Goldman Sachs for its own benefit and from the results achieved by Other Investment Vehicles based on the investment strategies employed by such investors.
Subject to applicable law, including the 1940 Act, Other Investment Vehicles and other areas within Goldman Sachs may invest alongside the Fund. In allocating any investment opportunities, the

Investment Adviser will take into account numerous factors, in its discretion. Any such investments made alongside the Fund may or may not be in proportion to the relevant commitments of the investing parties and may involve different terms and fee structures than those of the Fund. As a result, investment returns may vary materially among the Fund and Other Investment Vehicles and other areas of Goldman Sachs that invest alongside the Fund.
The 1940 Act imposes significant limits on co-investment with affiliates of the Fund, and the Fund generally will not be permitted to co-invest alongside its affiliates in privately negotiated transactions unless pursuant to an exemptive order from the SEC or the transaction is otherwise permitted under existing regulatory guidance, such as transactions where price is the only negotiated term, and will not participate in transactions where other terms are negotiated. This could reduce the amount of transactions in which the Fund can participate and makes it more difficult for the Fund to implement its investment objective.
Market Volatility.
 The value of any public securities in which the Fund may directly or indirectly invest varies in response to many factors. Factors specific to a company could result in a decrease in the value of the company’s securities. Factors specific to the industry in which the company participates can have a similar effect. The value of a company’s securities can also be adversely affected by changes in financial markets generally that are unrelated to the company itself or its industry. Current economic conditions in some cases have produced downward pressure on security prices and credit availability for certain companies without regard to those companies’ underlying financial strength. In addition, certain options and other equity-related instruments may be subject to additional risks, including liquidity risk, counterparty credit risk, legal risk and operations risk, may involve significant economic leverage and, in some cases, may be subject to significant risks of loss. These factors and others can cause significant fluctuations in the prices of the securities in which the Fund may directly or indirectly invest and can result in adverse effects on the Fund’s returns.
Effects of Economic Conditions on the Fund and Its Investments.
 The Fund and its investments may be adversely affected by the deterioration of and uncertainty in the financial markets and economic conditions throughout the world, some of which may magnify the risks described in this prospectus and have other adverse effects. These market conditions have resulted in volatility and illiquidity in the global equity, credit and debt markets generally. While these conditions may create increased investment opportunities for the Fund, certain securities may become less liquid, more difficult to value and thus harder to liquidate.
The duration and ultimate effect of market conditions cannot be forecast, nor is it known whether or the degree to which such conditions may improve or worsen. Although the deterioration of market conditions and uncertainty regarding economic markets generally could result in the Fund acquiring investments on more favorable terms, such conditions may also result in declines in the market values of the Fund’s existing investments. Furthermore, the credit markets tend to be volatile and the availability of indebtedness may be difficult to ascertain. As a result, the Fund may be unable to borrow sufficiently. This may have an adverse effect on the Fund’s ability to acquire and dispose of investments as well as on the returns associated with its investments.
Foreign Risk.
 When the Fund invests in foreign securities, it may be subject to risk of loss not typically associated with U.S. issuers. Loss may result because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which the Fund invests. Loss may also result from, among other things, deteriorating economic and business conditions in other countries, including the United States, regional and global conflicts, the imposition of exchange controls (including repatriation restrictions), sanctions, foreign taxes, confiscation of assets and property, trade restrictions (including tariffs), expropriations and other government restrictions by the United States or other governments, higher transaction costs, difficulty enforcing contractual obligations or from problems in share registration, settlement or custody. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. These types of measures may include, but are not limited to, banning a sanctioned country from global payment systems that facilitate cross-border payments, restricting the settlement of securities transactions by certain investors, and freezing the assets of particular countries, entities, or persons. The imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country, downgrades in the credit ratings of the sanctioned country or companies located in or economically tied to the sanctioned country, devaluation of the sanctioned country’s currency, and increased market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent the Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact the Fund’s liquidity and performance. The Fund or the Investment Adviser may determine not to invest in, or may limit its overall investment in, a particular issuer, country or geographic region due to, among other things, heightened risks regarding sanctions, repatriation restrictions, confiscation of assets and property, expropriation or nationalization. Geopolitical developments in certain countries in which the Fund may invest have caused, or may in the future cause, significant volatility in financial markets. The Fund will also be subject to the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Foreign risks will normally be greatest when the Fund invests in securities of issuers located in, or otherwise economically tied to, emerging countries.
“Brexit” Risk.
 The United Kingdom formally left the European Union (“EU”) on January 31, 2020 (commonly known as “Brexit”). Following withdrawal from the EU, the United Kingdom entered into a transition period, during which EU law continued to apply in the United Kingdom. The transition period ended on December 31, 2020. However, many aspects of the United Kingdom-EU trade relationship remain subject to further negotiation.
Since Brexit, global financial markets have experienced significant volatility due to the uncertainty around Brexit. There will likely continue to be considerable uncertainty as to the United Kingdom’s post-withdrawal and post-transition framework, in particular as to the arrangements which will apply to its relationships with the EU and with other countries. This process and/or the uncertainty associated with it may adversely affect the return on investments economically tied to the United Kingdom or EU (and consequently the Fund). This may be due to, among other things: (i) increased uncertainty and volatility in United Kingdom, EU and other financial markets; (ii) fluctuations in asset values; (iii) fluctuations in exchange rates; (iv) increased illiquidity of investments located, listed or traded within the United Kingdom, the EU or elsewhere; (v) changes in the willingness or ability of financial and other counterparties to enter into transactions, or the price at which and terms on which they are prepared to transact; and/or (vi) changes in legal and regulatory regimes to which the Fund’s investments are or become subject.
Emerging Markets.
 The Fund may invest in securities of issuers located in, or otherwise economically tied to, emerging countries. The securities markets of emerging countries are generally less liquid, developed and efficient, are subject to greater price volatility, and have smaller market capitalizations than the securities markets of the United States and developed non-U.S. markets. Emerging countries are generally located in Africa, Asia, the Middle East, Eastern Europe and Central and South America. Emerging markets may have more or less government regulation and generally do not impose as extensive and frequent accounting, auditing, financial and other reporting requirements as the securities markets of more developed countries. As a result, there could be less information available about issuers in emerging countries, which could negatively affect the Investment Adviser’s ability to evaluate local companies or their potential impact on the Fund’s performance. Further, investments in securities of issuers located in certain emerging countries involve the risk of loss resulting from problems in share registration, settlement or custody, substantial economic, political and social disruptions and the imposition of exchange controls (including repatriation restrictions). There also may be a lower level of monitoring and regulation of securities markets in emerging market countries and the activities of investors in such markets and enforcement of existing regulations has been extremely limited. The legal remedies for investors in emerging markets may be more limited than the remedies available in the U.S., and the ability of U.S. authorities (
e.g.
, SEC and the U.S. Department of Justice) to bring actions against bad actors may be limited. Many emerging countries have experienced substantial rates of inflation for many years. Inflation and rapid fluctuations in inflation rates may continue to have very negative effects on the economies and securities markets of certain emerging countries. Economies in emerging markets generally are heavily dependent upon international trade and, accordingly, have been and may continue to be affected adversely by protectionist measures imposed or negotiated by the countries with which they trade. The economies of countries with emerging markets may also be predominantly based on only a few industries or dependent on revenues from particular commodities. In many cases, governments of emerging countries continue to exercise significant control over their economies, and government actions relative to the economy, as well as economic developments generally, may affect the capacity of issuers of emerging country debt instruments to make payments on their debt obligations, regardless of their financial condition. There can be no assurance that adverse political changes will not cause a loss of any or all of any such investment and, in the case of fixed-income securities, interest thereon.
Lack of Financial Reporting Related to Non-U.S. Investments; Adverse Non-U.S. Taxes or Other Conditions.
 The Fund may invest in non-U.S. entities. Because non-U.S. entities are not subject to uniform reporting standards, practices and disclosure comparable with those applicable to U.S. companies, there may be different types of, and lower quality, information available about non-U.S. companies. In particular, the assets and profits appearing on the financial statements of a company may not reflect its financial position or results of operation in the way they would be reflected had such financial statements been prepared in accordance with the U.S. generally accepted accounting principles. This limitation may be particularly true for private equity investments, where there may be little or no publicly available information about private companies. In addition, financial data related to non-U.S. investments may be affected by both inflation and local accounting standards, and may not accurately reflect the real condition of companies and securities markets. Moreover, the Fund may be subject to tax, reporting and other filing obligations in non-U.S. jurisdictions in which non-U.S. companies reside or operate. In addition, non-U.S. securities markets, particularly in developing countries, may be substantially less liquid and have greater volatility than U.S. securities markets.
Geographic Risk.
 If the Fund focuses its investments in securities of issuers located in a particular country or region the Fund may be subjected to a greater extent than if investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.
Market Disruption Risk and Terrorism Risk.
 The military operations of the United States and its allies, the instability in various parts of the world and the prevalence of terrorist attacks throughout the world could have significant adverse effects on the global economy. In addition, certain illnesses have the potential to significantly affect the global economy. Terrorist attacks may also exacerbate some of the foregoing risk factors. A terrorist attack involving, or in the vicinity of, a Fund investment, directly or indirectly, may result in a liability far in excess of available insurance coverage. The

Investment Adviser cannot predict the likelihood of these types of events occurring in the future nor how such events may affect the Fund.
Investment and Repatriation Restrictions.
 Foreign investment in securities of companies in certain of the countries in which the Fund may invest is restricted or controlled to varying degrees. Certain countries have laws and regulations that currently limit or preclude direct foreign investment in the securities of their companies. Even where permitted, direct investments in certain companies may require significant government approvals under corporate, securities, foreign investment and other similar laws and may require financing and structuring alternatives that differ significantly from those customarily used in countries in other regions. These restrictions or controls may at times limit or preclude foreign investment above certain ownership levels or in certain sectors of the country’s economy and increase the costs and expenses of the Fund. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital interests and dividends paid on securities held by the Fund, and income on such securities or gains from the disposition of such securities may be subject to withholding taxes imposed by certain countries or other jurisdictions.
Hedging Instruments May Adversely Affect Overall Performance.
 The Fund’s use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities or more traditional investments of the Fund, depending upon the characteristics of the particular derivative and the Fund’s portfolio as a whole. Engaging in derivative transactions may entail investment exposures that are greater than their cost would suggest, and involves a risk of loss that could materially adversely affect the overall performance of the Fund. Please see “
Borrowing
” above.
Hedging strategies could involve a variety of derivative transactions, including futures, forward, swap, and option contracts or other financial instruments with similar characteristics, including forward foreign exchange contracts, interest rate swaps, credit default swaps and total return swaps, exchanges, caps and options (collectively “Hedging Instruments”). While hedging transactions may reduce the risks associated with an investment by the Fund, the transactions themselves entail risks that are different than those of the investments of the Fund. The risks posed by these transactions include interest rate risk, market risk, the risk that these complex instruments and techniques will not be successfully evaluated, monitored or priced, the risk that counterparties will default on their obligations, liquidity risk and leverage risk. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. Thus, while the Fund may benefit from the use of Hedging Instruments, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance for the Fund than if they had not used those Hedging Instruments.
The success of hedging transactions will be subject to the ability to correctly predict movements in and the direction of currency exchange rates, interest rates and public security prices. In addition, the degree of correlation between price movements of the instruments used in a hedging strategy and price movements in the portfolio positions being hedged may vary.
Currency Hedging Instruments may not be available for certain currencies or may not have a duration that matches the long-term nature of the underlying principal investment. The ability to trade in or exercise options may be restricted in the event that trading in the underlying securities becomes restricted.
The successful use of these hedging strategies depends upon the availability of a liquid market and appropriate Hedging Instruments, and there can be no assurance that the Fund will be able to close out a position when deemed advisable by the Investment Adviser. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. Hedging transactions also involve additional costs and expenses, which may adversely affect the overall performance of the Fund. There can be no assurance that the Fund’s assets will engage in hedging transactions at any given time or from time to time, or that these transactions, if available, will be effective.
Nature of Distressed Investments.
 The Fund may invest in the securities and obligations of companies experiencing financial and/or operational distress, including debt obligations that are in covenant or payment default. Such investments are considered high-risk and speculative. Defaulted obligations might not be repaid at all or might be repaid only after lengthy workout or bankruptcy proceedings, during which the issuer of those obligations might not make any interest or other payments.
Bankruptcy.
 Given their financial situation, distressed companies also face increased risk that they may be involved in bankruptcy proceedings. There are a number of significant risks when investing in distressed companies that are or may be involved in bankruptcy proceedings, including adverse and permanent effects on a company, such as the loss of its market position and key personnel, otherwise becoming incapable of restoring itself as a viable entity and, if converted to a liquidation, a possible liquidation value of the company that is less than the value that was believed to exist at the time of the investment. Bankruptcy proceedings are often lengthy and difficult to predict and could adversely impact a creditor’s return on investment. The bankruptcy courts have extensive power and, under some circumstances, may alter contractual obligations of a bankrupt company. Shareholders, creditors and other interested parties are all entitled to participate in bankruptcy proceedings and will attempt to influence the outcome for their own benefit. Administrative costs relating to a bankruptcy proceeding will be paid out of the debtor’s estate prior to any returns to creditors. In addition, creditors (such as the Fund) can lose their ranking and priority if they exercise “domination and control” over a debtor and other creditors can demonstrate that they have been harmed by these actions, especially in the case of investments made prior to the commencement of bankruptcy proceedings. Also, certain claims, such as for taxes, may have priority by law over the claims of certain creditors. The Fund also may seek representation on creditors’ committees and, as a member of a creditors’ committee, may owe certain obligations generally to all creditors similarly situated that the committee represents, and it may be subject to various trading or confidentiality restrictions. In addition, many events in a bankruptcy are the product of contested matters and adversary proceedings that are beyond the control of the creditors.
Regulation and Treatment of the Fund as a Bank Holding Company Affiliate.
 Goldman Sachs is regulated as a “bank holding company” under the Bank Holding Company Act (the “BHCA”), which generally restricts bank holding companies from engaging in business activities other than the business of banking and certain closely related activities. Goldman Sachs has elected to become a financial holding company under the BHCA and, as such, may engage in a broader range of financial and related activities, as long as Goldman Sachs continues to meet certain eligibility requirements.
It is contemplated that the Fund is managed under the direction of the Board comprised of individuals, a majority of whom are independent of Goldman Sachs, and that, as a result of this and other factors, the Fund will not be “controlled” by Goldman Sachs for BHCA purposes. If the Fund is not controlled by Goldman Sachs for BHCA purposes, the BHCA’s restrictions on Goldman Sachs’ activities and investments should not apply to the Fund.
However, if the Fund were deemed to be controlled by Goldman Sachs for bank regulatory purposes, the BHCA and other applicable banking laws, rules, regulations and guidelines, and their interpretation and administration by the appropriate regulatory agencies, may, among other things, restrict the transactions and relationships between the Investment Adviser, Goldman Sachs and their affiliates, on the one hand, and the Fund, on the other hand, and may restrict investments and transactions by, and the operations of, the Fund. In addition, certain BHCA regulations may require aggregation of the positions owned, held or controlled by related entities.
Speculative Position Limits.
 The U.S. Commodity Futures Trading Commission (the “CFTC”) and various exchanges have rules limiting the maximum net long or short positions which any person or group may own, hold or control in any given futures contract or option on such futures contract and a limited number of swaps. GSAM will need to consider whether the exposure created under these contracts might exceed the applicable limits in managing the Fund, and the limits may constrain the ability of the Fund to use such contracts.
Error and Error Correction Policies.
 The Investment Adviser will report to the Board any material breaches of the Fund’s investment objective, policies or restrictions and any material errors in the calculation of the NAV of the Fund. Depending on the nature and size of an error, corrective action may or may not be required. Corrective action may involve a prospective correction of the NAV. The Investment Adviser’s error policy and the Fund’s NAV error correction policy limit or restrict when corrective action will be taken. As discussed in more detail under the section entitled “How Are Shares Priced?,” the Fund’s portfolio securities may be priced based on quotations for those securities provided by pricing services and Non-Traded Funds which may be priced on a delayed basis. There can be no guarantee that a quotation provided by a pricing service or Non-Traded Fund will be accurate. Each of the Investment Adviser and the Fund may at any time, in its discretion and without notice to shareholders, amend or supplement its error and NAV error correction policies.
Potential Conflicts of Interest Risk.
 The Investment Adviser’s investment team is often responsible for managing the Fund as well as one or more funds and other accounts, including proprietary accounts, separate accounts and other pooled investment vehicles, such as unregistered private funds. A portfolio manager may manage a separate account or other pooled investment vehicle which may have materially higher fee arrangements than the Fund and may also have a performance-based fee. The side-by-side management of these funds may raise potential conflicts of interest relating to cross trading, the allocation of investment opportunities and the aggregation and allocation of trades.
The Fund anticipates that it will engage in negotiated co-investment transactions in securities of private issuers pursuant to an SEC exemptive order. The order is subject to certain conditions, such as that co-investments be made in a manner consistent with the Fund’s investment objectives, positions, policies, strategies and restrictions, as well as regulatory requirements, and are allocated fairly among participants. If the Fund is unable to rely on the exemptive relief for a particular opportunity, when the Investment Adviser identifies certain investments, it will be required to determine which funds or accounts should make the investment at the potential exclusion of other funds or accounts. In such circumstances, the Investment Adviser will adhere to its investment allocation policy in order to determine the fund or account to which to allocate the opportunity. The policy provides that the Investment Adviser allocate opportunities through a rotation system or in such other manner as the Investment Adviser determines to be equitable. Accordingly, it is possible that the Fund may not be given the opportunity to participate in investments made by other funds or accounts.
The Investment Adviser has a fiduciary responsibility to manage all client accounts in a fair and equitable manner. The Investment Adviser seeks to provide best execution of all securities transactions and aggregate and then allocate securities to client accounts in a fair and timely manner. To this end, the Investment Adviser has developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management. In addition, the Investment Adviser and the Fund have adopted policies limiting the circumstances under which cross-trades may be effected between the Fund and another client account. The Investment Adviser conducts periodic reviews of trades for consistency with these policies.

Legal, Tax and Other Regulatory Risks.
 Legal, tax and regulatory changes could occur that may adversely affect the Fund and its investment results, and/or some or all of the shareholders. Recent economic events have given rise to a political climate that may result in the Investment Adviser and the Fund becoming subject to increased regulatory scrutiny and/or entirely new legal, tax or regulatory regimes both within the United States and in other countries in which the Fund may directly or indirectly invest. The Fund may be adversely affected as a result of new or revised legislation, or regulations imposed by the SEC, CFTC, IRS, Federal Reserve, other U.S. or non-U.S. tax or governmental regulatory authorities or self-regulatory organizations that supervise the financial markets.
The Fund and/or some or all of the shareholders also may be adversely affected by changes in the interpretation or enforcement of existing laws and rules by these governmental authorities and self-regulatory organizations. It is not possible to determine the extent of the impact of any new or revised laws, regulations or initiatives that may be proposed, or whether any of the proposals will become law. Compliance with any new laws or regulations could be more difficult and expensive, and may have a material adverse effect on the Fund and/or some or all of the shareholders.
The regulation of alternative investment management companies and investment funds (including private equity funds and hedge funds) is evolving, and changes in the regulation of alternative investment management companies and investment funds may adversely affect the ability of the Fund to pursue its investment objective. In addition, from time to time the market for private equity transactions has been adversely affected by regulatory pressures on providers of financing to reduce or eliminate their exposure to such transactions. It is not possible to determine the extent of the impact of any new laws, regulations or initiatives that may be proposed, or whether any of the proposals will become law and the consequences attendant therewith. Compliance with any new laws or regulations could be more difficult and expensive than compliance with existing regimes, and may affect the manner in which the Fund conducts business. New laws or regulations may also subject the Fund or some or all of its shareholders to increased taxes or other costs. In addition, the market for private equity transactions has been adversely affected by a decrease in the availability of financing for transactions.
Each prospective investor should be aware that tax laws and regulations are changing on an ongoing basis, and such laws and regulations may be changed with retroactive effect. Moreover, the interpretation and application of tax laws and regulations by certain tax authorities may not be clear, consistent or transparent. Uncertainty in the tax law may require the Fund to accrue potential tax liabilities even in situations where the Fund and/or the shareholders do not expect to be ultimately subject to such tax liabilities. In that regard, accounting standards and/or related tax reporting obligations may change, giving rise to additional accrual and/or other obligations. Each prospective investor should also be aware that other developments in the tax laws of the United States or other jurisdictions where the Fund invests could have a material effect on the tax consequences to the shareholders, the Fund and/or the Fund’s direct and indirect subsidiaries discussed in this prospectus and that shareholders may be required to provide certain additional information to the Fund (which may be provided to the IRS or other taxing authorities) or may be subject to other adverse consequences as a result of such change in tax laws. In the event of any such change in law, each shareholder is urged to consult its own tax advisors.
Tax Risk.
 Although the Fund has elected to be treated, and intends to qualify annually, as a RIC under Subchapter M of the Code, the Fund cannot assure shareholders that the Fund will be able to maintain RIC status. To obtain and maintain RIC status and be relieved of U.S. federal income taxes on income and gains distributed to its shareholders, the Fund must meet the annual distribution, source-of-income and asset diversification requirements described below.

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The annual distribution requirement for a RIC will be satisfied if the Fund distributes to its shareholders on an annual basis at least 90% of its investment company taxable income for each taxable year. Because the Fund expects to use debt financing, the Fund expects to be subject to an asset coverage ratio requirement under the 1940 Act, and the Fund expects to be subject to certain financial covenants contained in its credit agreements and other debt financing agreements. This asset coverage ratio requirement and these financial covenants could, under certain circumstances, restrict the Fund from making distributions to its shareholders that are necessary for the Fund to satisfy the distribution requirement. If the Fund is unable to obtain cash from other sources, and thus is unable to make sufficient distributions to its shareholders, the Fund could fail to maintain its status for RIC tax treatment and thus become subject to corporate-level U.S. federal income tax (and any applicable U.S. state and local taxes).

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The source-of-income requirement will be satisfied if at least 90% of the Fund’s gross income for each year is derived from dividends, interest, gains from the sale of stock or securities or similar sources.

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The asset diversification requirement will be satisfied if, at the end of each quarter of the Fund’s taxable year, at least 50% of the value of the Fund’s assets consists of cash, cash equivalents, U.S. government securities, securities of other RICs and other acceptable securities, and no more than 25% of the value of our assets is invested in the securities (other than U.S. government securities or securities of other RICs) of one issuer, of two or more issuers that are controlled, as determined under applicable Code rules, by the Fund and that are engaged in the same or similar or related trades or businesses or of certain “qualified publicly traded partnerships.” Failure to meet these requirements may result in the Fund’s having to dispose of certain investments quickly in order to prevent the loss of the Fund’s RIC status.

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If the Fund fails to maintain its RIC status for any reason, and does not qualify for certain relief provisions under the Code, the Fund would be subject to corporate-level U.S. federal income tax (and any applicable U.S. state and local taxes). In this event, the resulting taxes could substantially reduce the Fund’s Net Assets, the amount of the Fund’s income available for distribution and the amount of the Fund’s distributions to its shareholders, which would have a material adverse effect on the Fund’s financial performance. For additional discussion regarding the tax implications of a RIC, see “Taxation.”

Uncertain Tax Treatment.
 The Fund will, from time to time, invest a portion of its net assets in below investment grade instruments. Investments in these types of instruments may present special tax issues for the Fund. U.S. federal income tax rules are not entirely clear about issues such as when the Fund will cease to accrue interest, original issue discount (“OID”) or market discount, when and to what extent deductions may be taken for bad debts or worthless instruments, how payments received on obligations in default should be allocated between principal and income and whether exchanges of debt obligations in a bankruptcy or workout context are taxable. These and other issues will be addressed by the Fund to the extent necessary in order to seek to ensure that it distributes sufficient income to ensure that it does not become subject to U.S. federal income or excise tax.
RIC-Related Risks of Investments Generating Non-Cash Taxable Income.
 Certain of the Fund’s investments will require the Fund to recognize taxable income in a taxable year in excess of the cash generated on those investments during that year. In particular, the Fund invests in loans and other debt obligations that will be treated as having “market discount” and/or OID for U.S. federal income tax purposes. Because the Fund will, from time to time, be required to recognize income in respect of these investments before, or without receiving, cash representing such income, the Fund will have difficulty satisfying the annual distribution requirements applicable to RICs and avoiding Fund-level U.S. federal income and/or excise taxes in such circumstances. Accordingly, the Fund will, from time to time, be required to sell assets, including at potentially disadvantageous times or prices, borrow, raise additional equity capital, make taxable distributions of its Shares or debt securities, or reduce new investments, to obtain the cash needed to make these income distributions. If the Fund liquidates assets to raise cash, the Fund will, from time to time, realize gain or loss on such liquidations; in the event the Fund realizes net capital gains from such liquidation transactions, its

Shareholders may receive larger capital gain distributions than they would in the absence of such transactions. The required recognition of such non-cash investments may also have a negative impact on the Fund’s liquidity.
Other Regulatory.
 The Fund is registered as an investment company under the 1940 Act. The Investment Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The Fund may use derivatives that are subject to regulation by the CFTC. Because of this exposure to CFTC-regulated derivatives, the Investment Adviser could become subject to regulation as a “commodity pool operator” under the Commodity Exchange Act, as amended (the “CEA”), and the CFTC’s rules and regulations with respect to the operations of the Fund. However, The Investment Adviser has claimed an exclusion with respect to the Fund from the definition of the term “commodity pool operator” under the CEA and, therefore, is not currently subject to registration or regulation as a pool operator under that CEA with respect to the Fund. If the Fund were to be subject to registration or regulation as a commodity pool operator under the CEA, the Fund may incur compliance and other expenses or otherwise disadvantage the Fund.
Market Risk.
 The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world. Price changes may be temporary or last for extended periods. The Fund’s investments may be overweighted from time to time in one or more sub-industries or countries, which will increase the Fund’s exposure to risk of loss from adverse developments affecting those sub-industries or countries.
Global economies and financial markets are becoming increasingly interconnected, and political, economic and other conditions and events (including, but not limited to, natural disasters, pandemics, epidemics, and social unrest) in one country, region, or financial market may adversely impact issuers in a different country, region or financial market. The Fund could be negatively impacted if the value of a portfolio holding were harmed by such political or economic conditions or events. Moreover, such negative political and economic conditions and events could disrupt the processes necessary for the Fund’s operations. Furthermore, local, regional and global events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also adversely impact issuers, markets and economies, including in ways that cannot necessarily be foreseen. The Fund could be negatively impacted if the value of a portfolio holding were harmed by such political or economic conditions or events. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such conditions, events and actions may result in greater market risk.
Counterparty Risk.
 Many of the protections afforded to cleared transactions, such as the security afforded by transacting through a clearing house, might not be available in connection with certain over-the-counter transactions. Therefore, in those instances in which the Fund enters into certain over-the-counter transactions, the Fund will be subject to the risk that its direct counterparty will not perform its obligations under the transactions and that the Fund will sustain losses. However, recent regulatory developments require margin on certain uncleared over-the-counter transactions which may reduce, but not eliminate, this risk.
Special Situation Investments Risk.
 The Fund may make investments in event-driven situations such as recapitalizations, financings, corporate and financial restructurings, acquisitions, divestitures, reorganizations or other situations in public or private companies that may provide the Fund with an opportunity to provide debt and/or equity financing, typically on a negotiated basis. The Investment Adviser will seek special situation investment opportunities with limited downside risk relative to their potential upside. These investments are complicated and an incorrect assessment of the downside risk associated with an investment could result in significant losses to the Fund.

Private Company Investments Risk.
 Private companies are not subject to SEC reporting requirements, are not required to maintain their accounting records in accordance with generally accepted accounting principles, and are not required to maintain effective internal controls over financial reporting. As a result, the Investment Adviser may not have timely or accurate information about the business, financial condition and results of operations of the private companies in which the Fund invests. There is risk that the Fund may invest on the basis of incomplete or inaccurate information, which may adversely affect the Fund’s investment performance. Private companies in which the Fund may invest may have limited financial resources, shorter operating histories, more asset concentration risk, narrower product lines and smaller market shares than larger businesses, which tend to render them more vulnerable to competitors’ actions and market conditions, as well as general economic downturns. These companies generally have less predictable operating results, may from time to time be parties to litigation, may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence, and may require substantial additional capital to support their operations, finance expansion or maintain their competitive position. These companies may have difficulty accessing the capital markets to meet future capital needs, which may limit their ability to grow or to repay their outstanding indebtedness upon maturity. In addition, the Fund’s investment also may be structured as pay-in-kind securities with minimal or no cash interest or dividends until the company meets certain growth and liquidity objectives. The securities of private portfolio companies are illiquid, making it difficult for the Fund to sell such investments.
Valuation Risk.
 Market prices may not be readily available for some of the Fund’s investments. The value of such securities is determined by fair valuations determined by the Board’s valuation designee pursuant to procedures governing the valuation of portfolio securities adopted by the Board. Proper valuation of such securities may require more reliance on the judgment of the Investment Adviser than for valuation of securities for which an active trading market exists.
Unsecured Debt, including Mezzanine Debt.
 The Fund’s unsecured debt investments, including mezzanine debt investments, generally will be subordinated to senior debt in the event of an insolvency. This may result in an above average amount of risk and loss of principal.
Non-Investment Grade Fixed Income Securities Risk.
 Non-investment grade fixed income securities and unrated securities of comparable credit quality (commonly known as “junk bonds”) are considered speculative and are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate or municipal developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less liquidity. The Fund may purchase the securities or obligations of issuers that are in default.
Structured Securities.
 The Fund may invest in structured securities. Structured securities are securities whose value is determined by reference to changes in the value of specific currencies, securities, interest rates, commodities, indices or other financial indicators (the “Reference”) or the relative change in two or more References. Investments in structured securities may provide exposure to certain securities or markets in situations where regulatory or other restrictions prevent direct investments in such issuers or markets.
The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, changes in the interest rates or the value of the security at maturity may be a multiple of changes in the value of the Reference, effectively leveraging the Fund’s investments so that small changes in the value of the Reference may result in disproportionate gains or losses to the Fund. Consequently, structured securities may present a greater degree of market risk than many types of securities and maybe more volatile, less liquid and more difficult to price accurately than less complex securities. Structured securities are also subject to the risk that the issuer of the structured securities may fail to perform its contractual obligations. Certain issuers of structured products may be deemed to be investment companies as defined in the 1940 Act. As a result, the Fund’s investments in structured securities may be subject to the limits applicable to investments in other investment companies.
Structured securities are considered hybrid instruments because they are derivative instruments the value of which depends on, or is derived from or linked to, the value of an underlying asset, interest rate index or commodity. Commodity-linked notes are hybrid instruments because the principal and/or interest payments on those notes is linked to the value of the individual commodities, futures contracts or the performance of one or more commodity indices.
Structured securities include, but are not limited to, equity linked notes. An equity linked note is a note whose performance is tied to a single stock, a stock index or a basket of stocks. Equity linked notes combine the principal protection normally associated with fixed income investments with the potential for capital appreciation normally associated with equity investments. Upon the maturity of the note, the holder generally receives a return of principal based on the capital appreciation of the linked securities. Depending on the terms of the note, equity linked notes may also have a “cap” or “floor” on the maximum principal amount to be repaid to holders, irrespective of the performance of the underlying linked securities. For example, a note may guarantee the repayment of the original principal amount invested (even if the underlying linked securities have negative performance during the note’s term), but may cap the maximum payment at maturity at a certain percentage of the issuance price or the return of the underlying linked securities. Alternatively, the note may not guarantee a full return on the original principal, but may offer a greater participation in any capital appreciation of the underlying linked securities. The terms of an equity linked note may also provide for periodic interest payments to holders at either a fixed or floating rate. The secondary market for equity linked notes may be limited, and the lack of liquidity in the secondary market may make these securities difficult to dispose of and to value. Equity linked notes will be considered equity securities for purposes of the Fund’s investment objective and policies.
CMBS Risk.
Investing in CMBS entails various risks: credit risks, liquidity risks, interest rate risks, market risks, operations risks, structural risks, geographical concentration risks, basis risks and legal risks. Credit risk of CMBS arises primarily from the potential for losses due to delinquencies and defaults by the borrowers in payments on the underlying obligations and the risk that the servicer fails to perform. CMBS are subject to risks associated with their structure and execution, including the process by which principal and interest payments are allocated and distributed to investors, how credit losses affect the issuing vehicle and the return to investors in such CMBS, whether the collateral represents a fixed set of specific assets or accounts, whether the underlying collateral assets are revolving or closed-end, under what terms (including maturity of the CMBS) any remaining balance in the accounts may revert to the issuing entity and the extent to which the entity that is the actual source of the collateral assets is obligated to provide support to the issuing vehicle or to the investors in such CMBS. In addition, concentrations of CMBS of a particular type, as well as concentrations of CMBS issued or guaranteed by affiliated obligors, serviced by the same servicer or backed by underlying collateral located in a specific geographic region, may subject the CMBS to additional risk. CMBS are, generally, securities backed by obligations (including certificates of participation in obligations) that are principally secured by mortgages on real property or interests therein having a multifamily or commercial use, such as regional malls, other retail space, office buildings, industrial or warehouse properties, hotels, nursing homes and senior living centers. CMBS are subject to particular risks, including lack of standardized terms, shorter maturities than residential mortgage loans and payment of all or substantially all of the principal only at maturity rather than regular amortization of principal. Additional risks may be presented by the type and use of a particular commercial property. Special risks are presented by hospitals, nursing homes, hospitality properties and certain other property types. Commercial property values and net operating income are subject to volatility, which may result in net operating income becoming insufficient to cover debt service on the related mortgage loan. The repayment of loans secured by income-producing properties is typically dependent upon the successful operation of the related real estate project rather than upon the liquidation value of the underlying real estate. Furthermore, the net operating income from and value of any commercial property is subject to various risks, including changing interest rates and other developments impacting the commercial real estate market, such as changes in general or local economic conditions and/or specific industry segments, declines in real estate values, increases in real estate tax rates and other operating expenses, population shifts and other demographic changes, increasing vacancies (potentially for extended periods), reduced demand for commercial and office space as well as maintenance or tenant improvement costs and costs to convert properties for other uses, changes in governmental rules, regulations and fiscal policies, acts of God, terrorist threats and attacks, and social unrest and civil disturbances. These developments could result from, among other things, changing tastes and preferences (such as for remote work arrangements) as well as cultural, technological, global or local economic and market developments. In addition, changing interest rate environments and associated changes in lending standards and higher refinancing rates may adversely affect the commercial real estate and CMBS markets. The occurrence of any of the foregoing developments would likely increase default risk for the properties and loans underlying these investments as well as impact the value of, and income generated by, these investments. These developments could also result in reduced liquidity for CMBS and other real estate-related investments. In addition, the repayment of loans secured by income producing properties typically is dependent upon the successful operation of the related real estate project and the cash flow generated therefrom.
Legislative, regulatory and enforcement actions seeking to prevent or restrict foreclosures or providing forbearance relief to borrowers of residential mortgage loans may adversely affect the value of CMBS (e.g., the Coronavirus Aid, Relief, and Economic Security (CARES) Act). Legislative or regulatory initiatives by federal, state or local legislative bodies or administrative agencies, if enacted or adopted, could delay foreclosure or the exercise of other remedies, provide new defenses to foreclosure, or otherwise impair the ability of the loan servicer to foreclose or realize on a defaulted residential mortgage loan included in a pool of residential mortgage loans backing such residential CMBS. While the nature or extent of limitations on foreclosure or exercise of other remedies that may be enacted cannot be predicted, any such governmental actions that interfere with the foreclosure process or are designed to protect customers could increase the costs of such foreclosures or exercise of other remedies in respect of residential mortgage loans which collateralize CMBS held by the Fund, delay the timing or reduce the amount of recoveries on defaulted residential mortgage loans which collateralize CMBS held by the Fund, and consequently, could adversely impact the yields and distributions the Fund may receive in respect of its ownership of CMBS collateralized by residential mortgage loans.
Other Investment Companies Risk.
 By investing in other investment companies (including ETFs) indirectly through the Fund, investors will incur a proportionate share of the expenses of the other investment companies held by the Fund (including operating costs and investment management fees) in addition to the fees and expenses regularly borne by the Fund. In addition, the Fund will be affected by the investment policies, practices and performance of such investment companies in direct proportion to the amount of assets the Fund invests therein.
Restricted and Illiquid Investments Risk.
 The Fund may invest in illiquid investments, which are investments that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may purchase Rule 144A Securities for which there is a secondary market of qualified institutional buyers, as defined in Rule 144A promulgated under the Securities Act. Rule 144A provides an exemption from the registration requirements of the Securities

Act for the resale of certain restricted securities to qualified institutional buyers. Investing in Rule 144A Securities may decrease the liquidity of the Fund’s portfolio to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities. The purchase price and subsequent valuation of restricted and illiquid investments normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.
Investments purchased by the Fund, particularly debt securities and over-the-counter traded instruments that are liquid at the time of purchase, may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions. Domestic and foreign markets are becoming more and more complex and interrelated, so that events in one sector of the market or the economy, or in one geographical region, can reverberate and have negative consequences for other market, economic or regional sectors in a manner that may not be reasonably foreseen. With respect to over-the-counter traded securities, the continued viability of any over-the-counter secondary market depends on the continued willingness of dealers and other participants to purchase the instruments.
In cases where no clear indication of the value of the Fund’s portfolio instruments is available, the portfolio instruments will be valued at their fair value according to the valuation procedures approved by the Board. These cases include, among others, situations where a security or other asset or liability does not have a price source.
Stock Risk
.
 Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future. Stock prices may fluctuate from time to time in response to the activities of individual companies and in response to general market and economic conditions. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments, and the stock prices of such companies may suffer a decline in response.
Preferred Stock, Warrants and Stock Purchase Rights.
 The Fund may invest in preferred stock, warrants and stock purchase rights (or “rights”). Preferred stocks are securities that represent an ownership interest providing the holder with claims on the issuer’s earnings and assets before common stock owners but after bond owners. Unlike debt securities, the obligations of an issuer of preferred stock, including dividend and other payment obligations, may not typically be accelerated by the holders of such preferred stock on the occurrence of an event of default or other non-compliance by the issuer of the preferred stock. Warrants and other rights are options to buy a stated number of shares of common stock at a specified price at any time during the life of the warrant or right. The holders of warrants and rights have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.
Convertible Securities Risk
.
 The market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock or other security. A unique feature of convertible securities is that as the market price of the underlying security declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying security. When the market price of the underlying security increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying security.
Call/Prepayment Risk
.
 An issuer could exercise its right to pay principal on an obligation held by the Fund (such as a mortgage-backed security) earlier than expected. This may happen when there is a decline in interest rates, when credit spreads change, or when an issuer’s credit quality improves.

Under these circumstances, the Fund may be unable to recoup all of its initial investment and will also suffer from having to reinvest in lower yielding securities.
Credit/Default Risk
.
 An issuer or guarantor of fixed income securities or instruments held by the Fund (which may have low credit ratings) may default on its obligation to pay interest and repay principal or default on any other obligation. The credit quality of the Fund’s portfolio securities or instruments may meet the Fund’s credit quality requirements at the time of purchase but then deteriorate thereafter, and such a deterioration can occur rapidly. In certain instances, the downgrading or default of a single holding or guarantor of the Fund’s holding may impair the Fund’s liquidity and have the potential to cause significant deterioration in NAV. These risks are heightened in market environments where interest rates are rising as well as in connection with the Fund’s investments in non-investment grade fixed income securities.
Extension Risk
.
 An issuer could exercise its right to pay principal on an obligation held by the Fund (such as a mortgage-backed security) later than expected. This may happen when there is a rise in interest rates. Under these circumstances, the value of the obligation will decrease, and the Fund will also suffer from the inability to reinvest in higher yielding securities.
Interest Rate Risk
.
 When interest rates increase, fixed income securities or instruments held by the Fund (which may include inflation protected securities) will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance to the extent the Fund is exposed to such interest rates and/or volatility. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. Funds with longer average portfolio durations will generally be more sensitive to changes in interest rates than funds with a shorter average portfolio duration. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.
It is difficult to predict the magnitude, timing or direction of interest rate changes and the impact these changes will have on the markets in which the Fund invests.
LIBOR Risk.
The Fund’s investments, payment obligations and financing terms may be based on floating rates, such as Secured Overnight Financing Rate (“SOFR”), a term SOFR rate published by CME Group Benchmark Administration Limited (CBA) calculated using certain derivatives markets (“Term SOFR”), another rate determined using SOFR values, Euro Interbank Offered Rate (“EURIBOR”) and other similar types of reference rates (each, a “Reference Rate”). All settings of London Interbank Offer Rate (“LIBOR”) have ceased to be published and the Fund has transitioned to successor or alternative reference rates as necessary. The termination of LIBOR and any additional regulatory or market changes may have an adverse impact on the Fund’s investments, performance or financial condition. To identify a successor rate for US dollar LIBOR, the Alternative Reference Rates Committee (“ARRC”), a U.S.-based group convened by the Federal Reserve Board and the Federal Reserve Bank of New York, was formed. The ARRC has identified SOFR as its preferred alternative rate for LIBOR. SOFR is a measure of the cost of borrowing cash overnight, collateralized by the U.S. Treasury securities, and is based on directly observable U.S. Treasury-backed repurchase transactions. On July 29, 2021, the ARRC also formally recommended the use of forward-looking Term SOFR rates published by CME Group Benchmark Administration Limited (CBA). The Investment Adviser expects that a substantial portion of future floating rate investments will be linked to SOFR, Term SOFR or another rate determined using SOFR. At this time, it is not possible to predict the effect of the transition to any of these reference rates. This transition and any additional regulatory or market changes may have an adverse impact on the Fund’s investments, performance or financial condition.

Mid-Cap and Small-Cap Risk
.
 The securities of mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price. Both mid-capitalization and small-capitalization companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio. Generally, the smaller the company size, the greater these risks become.
IPO Risk
.
 The market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments could have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance will likely decline, which could reduce the Fund’s performance.
Pre-IPO Investments Risk
.
 Pre-IPO companies typically have limited operating histories, narrower, less established product lines and smaller market shares than larger businesses, which tend to render them more vulnerable to competitors’ actions, market conditions and consumer sentiment in respect of their products or services, as well as general economic downturns. Such companies may experience operating losses, which may be substantial, and there can be no assurance when or if such companies will operate at a profit. At the time of the Fund’s investment, there is generally little publicly available information about these businesses since they are primarily privately owned and the Fund may only have access to the company’s actual financial results as of and for the most recent quarter end or, in certain cases, the quarter end preceding the most recent quarter end. There can be no assurance that the information that the Fund does obtain with respect to any investment is reliable. Pre-IPO companies may have limited financial resources and may be unable to meet their obligations under their existing credit facilities (to the extent that such facilities exist), which may lead to equity financings, possibly at discounted valuations, in which the Fund could be substantially diluted if the Fund does not, or cannot, participate in such financings. Failing to meet such obligations may also lead to bankruptcy or liquidation and may result in a reduction in value or loss of the Fund’s investment. Pre-IPO companies are more likely to depend on the management talents and efforts of a small group of persons; therefore, the death, disability, resignation or termination of one or more of these persons could have a material adverse impact on the company and, in turn, on the Fund. Continued global economic uncertainty could also result in investors becoming more risk-averse, which in turn could reduce the amount of growth capital available to the companies from both existing and new investors, could adversely affect their operating performance, and could delay liquidity paths (for example, an IPO or strategic sale/merger) for the companies. It may be difficult for the Fund to sell these investments, subjecting the Fund to liquidity risk. The securities of private portfolio companies are illiquid, and the inability of these portfolio companies to complete an IPO within the targeted time frame will extend the holding period of the Fund’s investments and may adversely affect the value of these investments.
Global Financial Markets Risk.
 Global economies and financial markets are becoming increasingly interconnected and political and economic conditions (including recent instability and volatility) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by the Fund may experience significant declines in the value of their assets and even cease operations. Such conditions and/or events may not have the same impact on all types of securities and may expose the Fund to greater market or liquidity risk or cause difficulty in valuing portfolio instruments held by the Fund. This could cause the Fund to underperform other types of investments.
The severity or duration of such conditions and/or events may be affected by policy changes made by governments or quasi-governmental organizations. Recent instability in the financial markets has led governments across the globe to take a number of unprecedented actions designed to support the financial markets. Future government regulation and/or intervention may also change the way in which the Fund is regulated and could limit or preclude the Fund’s ability to achieve its investment objective. For example, one or more countries that have adopted the euro may abandon that currency and/or withdraw from the EU, which could disrupt markets and affect the liquidity and value of the Fund’s investments, regardless of whether the Fund has significant exposure to European markets. In addition, governments or their agencies may acquire distressed assets from financial institutions and acquire ownership interests in those institutions, which may affect the Fund’s investments in ways that are unforeseeable.
In addition, in the U.S., total public debt as a percentage of gross domestic product has grown rapidly since the beginning of the financial downturn. High levels of national debt may raise concerns that the U.S. government will be unable to pay investors at maturity, may cause declines in currency valuations and may prevent the U.S. government from implementing effective fiscal policy.
Swaps Risk.
 The use of swaps is a highly specialized activity which involves investment techniques, risk analyses and tax planning different from those associated with ordinary portfolio securities transactions. The Fund’s transactions in swaps may be significant. These transactions can result in sizeable realized and unrealized capital gains and losses relative to the gains and losses from the Fund’s direct investments in securities and short sales.
Transactions in swaps can involve greater risks than if the Fund had invested in securities directly since, in addition to general market risks, swaps may be leveraged and subject to illiquidity risk, counterparty risk, credit risk, pricing risk, operational risk and legal risk. Regulators also may impose limits on an entity’s or group of entities’ positions in certain swaps. However, certain risks are reduced (but not eliminated) if the Fund invests in cleared swaps, which are transacted through a futures clearing merchant and cleared through a clearinghouse that serves as a central counterparty. Because uncleared bilateral swap agreements are two-party contracts and because they may have terms of greater than seven days, these swaps may be considered to be illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap (including any margin the Fund may have posted in connection with establishing the swap position) in the event of the default or bankruptcy of a swap counterparty. Many swaps are complex and valued subjectively. Swaps and other derivatives may also be subject to pricing or “basis” risk, which exists when the price of a particular derivative diverges from the price of corresponding cash market instruments. Under certain market conditions it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity.
If a swap transaction is particularly large or if the relevant market is illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses.
The value of swaps can be very volatile, and a variance in the degree of volatility or in the direction of securities prices from the Investment Adviser’s expectations may produce significant losses in the Fund’s investments in swaps. In addition, a perfect correlation between a swap and a security position may be impossible to achieve. As a result, the Investment Adviser’s use of swaps may not be effective in fulfilling the Investment Adviser’s investment strategies and may contribute to losses that would not have been incurred otherwise.

Futures Contracts and Options and Swaps on Futures Contracts.
 Futures contracts are standardized, exchange-traded contracts that provide for the sale or purchase of a specified financial instrument or currency at a future time at a specified price. An option on a futures contract gives the purchaser the right (and the writer of the option the obligation) to assume a position in a futures contract at a specified exercise price within a specified period of time. A swap on a futures contract provides an investor with the ability to gain economic exposure to a particular futures market; however, unlike a futures contract that is exchange-traded, a swap on a futures contract is an over-the-counter transaction. A futures contract may be based on particular securities, foreign currencies, securities indices and other financial instruments and indices. The Fund may engage in futures transactions on U.S. and foreign exchanges.
The Fund may, to the extent consistent with its investment policies, purchase and sell futures contracts, purchase and write call and put options on futures contracts and enter into swaps on futures contracts, in order to seek to increase total return or to hedge against changes in interest rates, securities prices or currency exchange rates, or to otherwise manage its term structure, sector selection and duration in accordance with its investment objective and policies. The Fund may also enter into closing purchase and sale transactions with respect to such contracts and options.
Futures contracts and related options and swaps present the following risks:

•
While the Fund may benefit from the use of futures and options and swaps on futures, unanticipated changes in interest rates, securities prices or currency exchange rates may result in poorer overall performance than if the Fund had not entered into any futures contracts, options transactions or swaps.

•
Because perfect correlation between a futures position and a portfolio position that is intended to be protected is impossible to achieve, the desired protection may not be obtained and the Fund may be exposed to additional risk of loss.

•
The loss incurred by the Fund in entering into futures contracts and in writing call options and entering into swaps on futures is potentially unlimited and may exceed the amount of the premium received.

•	Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s NAV.

•	As a result of the low margin deposits normally required in futures trading, a relatively small price movement in a futures contract may result in substantial losses to the Fund.

•	Futures contracts and options and swaps on futures may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day.

•	Foreign exchanges may not provide the same protection as U.S. exchanges.
When-Issued Securities and Forward Commitments.
 The Fund may purchase when-issued securities and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. When-issued securities are securities that have been authorized, but not yet issued. When-issued securities are purchased in order to secure what is considered to be an advantageous price or yield to the Fund at the time of entering into the transaction. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period.
The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although the Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement if the Investment Adviser deems it appropriate.
Repurchase Agreements.
 Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. The Fund may enter into repurchase agreements with eligible counterparties which furnish collateral at least equal in value or market price to the amount of their repurchase obligation. The collateral may consist of any type of security in which the Fund is eligible to invest directly. Repurchase agreements involving obligations other than U.S. Government Securities may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty’s insolvency.
If the other party or “seller” defaults, the Fund might suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of bankruptcy of the seller, the Fund could suffer additional losses if a court determines that the Fund’s interest in the collateral is not enforceable.
The Fund, together with other registered investment companies having advisory agreements with the Investment Adviser or any of its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.
Reverse Repurchase Agreements.
Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement by the Fund to repurchase the securities at a mutually agreed upon date and price (including interest). Reverse repurchase agreements may be entered into when the Investment Adviser expects that the return to be earned from the investment of the transaction proceeds will be greater than the related interest expense. Reverse repurchase agreements involve leveraging. If the securities held by the Fund decline in value while these transactions are outstanding, the NAV of the Fund’s outstanding shares will decline in value proportionately more than the decline in value of the securities. In addition, reverse repurchase agreements involve the risk that the investment return earned by the Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by the Fund will decline below the price the Fund is obligated to pay to repurchase the securities, and that the securities may not be returned to the Fund.
Under SEC requirements, the Fund needs to aggregate the amount of indebtedness associated with its reverse repurchase agreements and similar financing transactions with the aggregate amount of any other senior securities representing indebtedness (e.g., borrowings, if applicable) when calculating the Fund’s asset coverage ratio or treat all such transactions as derivatives transactions for purposes of Rule 18f-4 under the 1940 Act.
If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. Also, the Fund would bear the risk of loss to the extent that the proceeds of the reverse repurchase agreement are less than the value of the securities subject to such agreement.
With respect to any reverse repurchase agreement or similar transaction, the Fund’s Managed Assets shall include any proceeds from the sale of an asset of the Fund to a counterparty in such a transaction, in addition to the value of the underlying asset as of the relevant measuring date.

ESG Integration Risk.
 The Investment Adviser employs a fundamental investment process that may integrate ESG factors with traditional fundamental factors. The relevance and weightings of specific ESG factors to or within the fundamental investment process varies across asset classes, sectors and strategies and no one factor or consideration is determinative. When integrating ESG factors into the investment process, the Investment Adviser may rely on third-party data that it believes to be reliable, but it does not guarantee the accuracy of such third-party data. ESG information from third-party data providers may be incomplete, inaccurate or unavailable, which may adversely impact the investment process. Moreover, ESG information, whether from an external and/or internal source, is, by nature and in many instances, based on a qualitative and subjective assessment. An element of subjectivity and discretion is therefore inherent to the interpretation and use of ESG data. The process for conducting ESG assessments and implementation of ESG views in client/fund portfolios, including the format and content of such analysis and the tools and/or data used to perform such analysis, may also vary among the Investment Adviser’s portfolio management teams. While the Investment Adviser believes that the integration of material ESG factors into the Fund’s investment process has the potential to identify financial risks and contribute to the Fund’s long-term performance, ESG factors may not be considered for each and every investment decision, and there is no guarantee that the integration of ESG factors will result in better performance. Investors can differ in their views of what constitutes positive or negative ESG characteristics. Moreover, the current lack of common standards may result in different approaches to integrating ESG factors. As a result, the Fund may invest in companies that do not reflect the beliefs and values of any particular investor. The Investment Adviser’s approach to ESG integration may evolve and develop over time, both due to a refinement of investment decision-making processes to address ESG factors and risks, and because of legal and regulatory developments.
Cybersecurity Risk.
 The Fund may be susceptible to operational and information security risks resulting from cyber-attacks. Cyber-attacks include, among others, stealing or corrupting confidential information and other data that is maintained online or digitally for financial gain, denial-of-service attacks on websites causing operational disruption, and the unauthorized release of confidential information and other data. Cyber-attacks have the ability to cause significant disruptions and impact business operations; to result in financial losses; to prevent shareholders from transacting business; to interfere with the Fund’s calculation of NAV; and to lead to violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs and/or additional compliance costs. Cyber-attacks affecting the Fund or its Investment Adviser, custodian, Transfer Agent, or other third-party service providers may adversely impact the Fund and its shareholders.
Banking Sector Risk.
 U.S. and global markets recently have experienced increased volatility, including as a result of the recent failures of certain U.S. and non-U.S. banks, which could be harmful to the Fund and issuers in which it invests. For example, if a bank in which the Fund or issuer has an account fails, any cash or other assets in bank accounts may be temporarily inaccessible or permanently lost by the Fund or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to the Fund or an issuer fails, the Fund or the issuer could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms. Even if banks used by issuers in which the Fund invests remain solvent, continued volatility in the banking sector could cause or intensify an economic recession, increase the costs of banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Conditions in the banking sector are evolving, and the scope of any potential impacts to the Fund and issuers, both from market conditions and also potential legislative or regulatory responses, are uncertain. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking industry or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Fund and issuers in which it invests.

Securities Lending Risk
. The Fund may engage in securities lending. The Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.
No guarantee or representation is made that the investment program of the Fund or any investment will be successful, that the various investments selected by the Fund will produce positive returns or that the Fund will achieve its investment objective.

Effects of Leverage [Text Block]
Effects of Leverage.
Assuming that borrowings represent approximately 7.17% of the Fund’s net assets, as of September 30, 2024, and that the Fund bears expenses relating to such borrowings at an annual effective interest rate of 6.30% (based on interest rates for such borrowings as of a recent date), the annual return that the Fund’s portfolio must experience (net of expenses not related to borrowings) in order to cover the costs of such borrowings would be approximately 0.45%. These figures are estimates based on current market conditions, used for illustration purposes only. Actual expenses associated with borrowings used by the Fund may vary frequently and may be significantly higher or lower than the rate used for the example above.
The following table is furnished in response to requirements of the SEC. It is designed to illustrate the effects of the Fund’s leverage due to borrowings on corresponding Share total return, assuming investment portfolio total returns (consisting of income and changes in the value of investments held in the Fund’s portfolio) of -10%, -5%, 0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns expected to be experienced by the Fund. The table further assumes that the Fund’s borrowings represent approximately 7.17% of the Fund’s net assets and an annual rate of interest of 6.30% (as discussed above). Your actual returns may be greater or less than those appearing below.

Assumed Return on Portfolio (Net of Expenses not related to borrowings)	(10.00)%	(5.00)%	0.00%	5.00%	10.00%
Corresponding Share Total Return	-10.27%	-4.91%	-0.45%	4.91%	10.27%
Corresponding Share total return is composed of two elements — the Share dividends paid by the Fund (the amount of which is largely determined by the net investment income of the Fund after paying interest expenses on the Fund’s borrowings) and gains or losses on the value of the securities the Fund owns.

Effects of Leverage [Table Text Block]
The following table is furnished in response to requirements of the SEC. It is designed to illustrate the effects of the Fund’s leverage due to borrowings on corresponding Share total return, assuming investment portfolio total returns (consisting of income and changes in the value of investments held in the Fund’s portfolio) of -10%, -5%, 0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns expected to be experienced by the Fund. The table further assumes that the Fund’s borrowings represent approximately 7.17% of the Fund’s net assets and an annual rate of interest of 6.30% (as discussed above). Your actual returns may be greater or less than those appearing below.

Assumed Return on Portfolio (Net of Expenses not related to borrowings)	(10.00)%	(5.00)%	0.00%	5.00%	10.00%
Corresponding Share Total Return	-10.27%	-4.91%	-0.45%	4.91%	10.27%

Return at Minus Ten [Percent]	(10.27%)
Return at Minus Five [Percent]	(4.91%)
Return at Zero [Percent]	(0.45%)
Return at Plus Five [Percent]	4.91%
Return at Plus Ten [Percent]	10.27%
Effects of Leverage, Purpose [Text Block]	The following table is furnished in response to requirements of the SEC. It is designed to illustrate the effects of the Fund’s leverage due to borrowings on corresponding Share total return, assuming investment portfolio total returns (consisting of income and changes in the value of investments held in the Fund’s portfolio) of -10%, -5%, 0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns expected to be experienced by the Fund. The table further assumes that the Fund’s borrowings represent approximately 7.17% of the Fund’s net assets and an annual rate of interest of 6.30% (as discussed above). Your actual returns may be greater or less than those appearing below.
Class P shares [Member] | Partial Or Total Loss Of The Funds Capital [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Partial or Total Loss of the Fund’s Capital.
 The Fund is intended for long-term investors who can accept the risks associated with investing in illiquid investments. There is no assurance that the Fund will achieve its investment or performance objectives, including the selection of suitable investment opportunities and the achievement of targeted rates of return. The possibility of partial or total loss of capital of the Fund exists, and prospective investors should not subscribe unless they can readily bear the consequences of a complete loss of their investment.

Class P shares [Member] | Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investment Risk.
 The value of the instruments in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Price changes may be temporary or last for extended periods. The Fund’s investments may be overweighted from time to time in one or more sub-industries or countries, which will increase the Fund’s exposure to risk of loss from adverse developments affecting those sub-industries or countries. The Fund intends to use leverage, which will magnify the Fund’s investment, market and certain other risks.

Class P shares [Member] | Limitations On The Redemption [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Limitations on the Redemption.
 An investment in the Fund is not suitable for investors who need certainty about their ability to access all of the money they invest in the short term. Even though the Fund will make quarterly repurchase offers for its outstanding Shares (expected to be 5% per quarter, which is the minimum amount permitted), investors should consider Shares of the Fund to be an illiquid investment. In addition, there is no active secondary market for Shares. There is no guarantee that investors will be able to sell their Shares at any given time or in the quantity that they desire.

Class P shares [Member] | Repurchase Offers Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Repurchase Offers Risk.
 As described under “Periodic Repurchase Offers,” the Fund operates as an “interval fund,” and, in order to provide some liquidity to shareholders, will make quarterly offers to repurchase between 5% and 25% of its outstanding Shares at NAV, pursuant to Rule 23c-3 under the 1940 Act. The Fund currently expects that such quarterly repurchase offers will be for 5% of the Fund’s outstanding Shares at NAV, which is the minimum amount permitted. There is no guarantee that investors will be able to sell their Shares in the quantity that they desire. The repurchase of Shares by the

Fund would decrease the assets of the Fund and, therefore, may have the effect of increasing the Fund’s expense ratio. Repurchase offers and the need to fund repurchase obligations may also affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. In addition, the Fund may be required to sell portfolio securities (including at inopportune times) to satisfy repurchase requests, resulting in increased transaction costs that must be borne by the Fund and its shareholders. This may result in higher short-term capital gains for taxable shareholders. Furthermore, diminution in the size of the Fund may limit the ability of the Fund to participate in new investment opportunities. If the Fund uses leverage, repurchases of Shares may compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows money to finance repurchases, interest on that borrowing will negatively affect shareholders who do not tender their Shares by increasing Fund expenses and reducing any net investment income. As discussed under “Leverage,” the Fund must maintain asset coverage of at least 300% of its indebtedness, including amounts borrowed and guaranteed, at the time it borrows money to finance repurchases.
If a repurchase offer is oversubscribed and the Fund determines not to repurchase additional Shares beyond the repurchase offer amount, or if shareholders tender an amount of Shares greater than that which the Fund is entitled to purchase, the Fund will repurchase the Shares tendered on a pro rata
basis, and shareholders will have to wait until the next repurchase offer to make another repurchase request. Shareholders will be subject to the risk of NAV fluctuations during that period. Thus, there is also a risk that some shareholders, in anticipation of proration, may tender more Shares than they wish to have repurchased in a particular quarter, thereby increasing the likelihood that proration will occur. The NAV of Shares tendered in a repurchase offer may fluctuate between the date a shareholder submits a repurchase request and the deadline for such repurchase request (“Repurchase Request Deadline”), and to the extent there is any delay between the Repurchase Request Deadline and the date in which Shares are priced for the repurchase request (“Repurchase Pricing Deadline”). Such fluctuations may be exacerbated by currency fluctuations (to the extent the Fund invests in foreign markets) and other market developments. The NAV on the Repurchase Request Deadline or the Repurchase Pricing Date may be higher or lower than on the date a shareholder submits a repurchase request. Under certain circumstances, the Fund’s repurchase offers may be suspended or postponed in accordance with regulatory requirements. See “Shareholder Guide—Suspension or Postponement of Repurchase Offers” for more information. In addition, the repurchase of Shares by the Fund will generally be a taxable event to Shareholders and may be a taxable event to those Shareholders that do not participate in the repurchase. See “Taxation” for a general summary of U.S. federal income tax considerations for U.S. Shareholders.

Class P shares [Member] | Industry Concentration Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Industry Concentration Risk.
 The Fund concentrates its investments in the real estate industry, which has historically experienced substantial price volatility. Concentrating Fund investments in a limited number of issuers conducting business in the same industry will subject the Fund to a greater risk of loss as a result of adverse economic, business, political, environmental or other developments than if their investments were diversified across different industries. The value of companies engaged in the real estate industry is affected by (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing and (ix) changes in interest rates and leverage. There are also special risks associated with particular sub-industries, or real estate operations generally, as described below:

•
Retail Properties.
 Retail properties are affected by the overall health of the economy and may be adversely affected by, among other things, the growth of alternative forms of retailing, bankruptcy, departure or cessation of operations of a tenant, a shift in consumer demand due to demographic changes, changes in spending patterns and lease terminations.

•	Office Properties. Office properties are affected by a downturn in the businesses operated by their tenants.

•	Multifamily Properties. Multifamily properties are affected by adverse economic conditions in the locale, oversupply and rent control laws.

•	Hospitality Properties. Hospitality or hotel properties are affected by declines in business and leisure travel.

•	Industrial Properties. Industrial properties are affected by downturns in the manufacture, processing and shipping of goods.

•
Healthcare Properties.
 Healthcare properties affected by potential federal, state and local laws governing licenses, certification, adequacy of care, pharmaceutical distribution, rates, equipment, personnel and other factors regarding operations and continued availability of revenue from government reimbursement programs.

•	Land. Land may be affected by development risks including insufficient tenant demand to build or construction delays as well as adverse changes in local and national economic and market conditions.

•	Self-Storage Properties. Self-storage properties are affected by changes to competing local properties and the ability of the management team.

•
Student Housing Properties.
 Student housing properties are affected by fluctuations in underlying demand, which is tied to student enrollments. Also, tuition costs and the ability for students to borrow in order to fund their studies will impact available income for student housing costs.

•	Data Center Properties. Data center properties are subject to the risk of obsolescence given changing technology and the high investment cost of such assets.

•	Development Issues. Real estate development companies are affected by construction delays and insufficient tenant demand to occupy newly developed properties.

•
Lack of Insurance.
 Certain of the real estate companies may fail to carry comprehensive liability, fire, flood, earthquake extended coverage and rental loss insurance, or insurance in place may be subject to various policy specifications, limits and deductibles.

•
Dependence on Tenants.
 Real estate properties and the ability of companies to make distributions to shareholders depend upon the ability of the tenants at their properties to generate enough income in excess of their operating expenses to make their lease payments.

•	Financial Leverage. Real estate companies may be highly leveraged and financial covenants may affect the ability of real estate companies to operate effectively.

•	Environmental Issues. Owners of properties that may contain hazardous or toxic substances may be responsible for removal or remediation costs.

•	Property Taxes. Increases in property taxes may have an adverse impact on the real estate industry and, therefore, the value of the Fund’s investments.

•
Real Estate Credit Risk.
 As discussed above, the availability of attractive financing and refinancing typically plays a critical role in the success of real estate investments. As a result, such investments are subject to credit risk because borrowers may be delinquent in payment or default. Borrower delinquency and default rates may be significantly higher than estimated. The Investment Adviser’s assessment, or a rating agency’s assessment, of borrower credit quality may prove to be overly optimistic.

Class P shares [Member] | Private Real Estate Investment Funds Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Private Real Estate Investment Funds Risk.
 The Fund’s performance depends in part upon the performance of the Private Real Estate Investment Fund managers and selected strategies, the adherence by such Private Real Estate Investment Fund managers to such selected strategies, the instruments used by such Private Real Estate Investment Fund managers and the Investment Adviser’s ability to select Private Real Estate Investment Fund managers and strategies and effectively allocate Fund assets among them. Fund shareholders will bear two layers of fees and expenses: asset-based fees and expenses at the Fund level, and asset-based fees, incentive allocations or fees and expenses at the Private Real Estate Investment Fund level.
Private Real Estate Investment Funds are subject to risks associated with legal and regulatory changes applicable to financial institutions generally or to Private Real Estate Investment Funds in particular. The Fund may not be able to invest in certain Private Real Estate Investment Funds that are oversubscribed or closed, or the Fund may be able to allocate only a limited amount of assets to a Private Real Estate Investment Fund that has been identified as an attractive opportunity. The Fund’s investments in certain Private Real Estate Investment Funds may be subject to lock-up periods, during which the Fund may not withdraw its investment. The Fund may invest indirectly a substantial portion of its assets in Private Real Estate Investment Funds that follow a particular type of investment strategy, which may expose the Fund to the risks of that strategy. Many of the Fund’s assets will be priced in the absence of a readily available market and may be priced based on determinations of fair value, which may prove to be inaccurate. The Fund, upon its redemption of all or a portion of its interest in a Private Real Estate Investment Fund, may receive an in-kind distribution of securities that are illiquid or difficult to value and difficult to dispose of.
Private Real Estate Investment Fund returns may exhibit greater correlations among each other or with fixed-income or equity indices than anticipated by the Investment Adviser, particularly during times of general market turmoil. Private Real Estate Investment Funds may invest in securities of non-U.S. issuers, including those in emerging markets, and the Fund’s assets may be invested in Private Real Estate Investment Funds that may be denominated in non-U.S. currencies, thereby exposing the Fund to various risks that may not be applicable to U.S. securities. Private Real Estate Investment Funds focus primarily on the real estate industry, which subjects the Private Real Estate Investment Funds, and thus the Fund, to greater risk and volatility than if investments had been made in issuers in a broader range of industries. A Private Real Estate Investment Fund may focus on a particular country or geographic region, which may subject Private Real Estate Investment Funds, and thus the Fund, to greater risk and volatility than if investments had been made in issuers in a broader range of geographic regions. A Private Real Estate Investment Fund may use derivatives for speculative or hedging purposes and non-hedging purposes (that is, to seek to increase total return). Private Real Estate Investment Funds may incur leverage for investment or other purposes, which may increase the volatility of the Private Real Estate Investment Funds. A Private Real Estate Investment Fund may sell short securities held by a Private Real Estate Investment Fund, which presents the risk of unlimited loss because of increases in the market price of the security sold short, and the risk that a Private Real Estate Investment Fund’s short selling activities may be adversely affected by regulatory restrictions that may be imposed at any time. A Private Real Estate Investment Fund may change its investment strategies at any time (subject to any required notification and/or consent provisions set forth in the Private Real Estate Investment Fund’s governing documents). Private Real Estate Investment Funds may invest without limitation in restricted and illiquid investments. Private Real Estate Investment Fund may invest in equity securities without limitation as to market capitalization. Private Real Estate Investment Funds may invest in equity securities issued by smaller capitalization companies, including micro-cap companies, the prices of which may be subject to erratic market movements.
Private Real Estate Investment Funds are not publicly traded and therefore are not liquid investments. Please see “Principal Risks of the Fund—
Restricted and Illiquid Investments Risk
” for a description of risks associated with illiquid investments. As a result, the Fund may consider information provided by the asset manager to determine the value of the Fund’s investment in the Private Real Estate Investment Fund. The valuation provided by an asset manager as of a specific date may vary from the actual sale price that may be obtained if such investment were sold to a third party. The Investment Adviser will use reasonable due diligence to value securities and may also consider information provided by the Private Real Estate Investment Funds, including quarterly unaudited financial statements, which if inaccurate could adversely affect the Investment Adviser’s ability to value accurately the Fund’s shares. Private Real Estate Investment Funds that invest primarily in publicly traded securities are more easily valued.
In addition to valuation risk, investors in Private Real Estate Investment Funds (including the Fund) are not entitled to the protections of the 1940 Act. For example, Private Real Estate Investment Funds need not have independent boards, may not require shareholder approval of advisory contracts, may leverage to an unlimited extent, and may engage in joint transactions with affiliates. As a result, Private Real Estate Investment Funds may make significant use of leverage, which has the potential to magnify losses versus funds that do not employ leverage. See “Principal Risks of the Fund
—Borrowing
” and “Leverage” for a description of risks associated with the use of leverage. Additionally, Private Real Estate Investment Fund managers may have limited operating histories upon which to evaluate their performance, and some Private Real Estate Investment Fund managers may not be registered under the Investment Advisers Act, under state law, or other applicable law. Further, Private Real Estate Investment Fund may charge investors (such as the Fund) asset-based fees and incentive allocations or fees of as much as 20% of a Private Real Estate Investment Fund’s net profits (or more in certain limited circumstances), which may create incentives for Private Real Estate Investment Fund to make investments that are riskier or more speculative than in the absence of these fees. These characteristics present additional risks, including the risk of total loss, for shareholders.
The Fund may invest in Private Real Estate Investment Funds that are organized as unregistered REITs, commonly known as private REITs. Please see “Principal Risks of the Fund—
Private REIT Risk
” for a description of risks associated with private REITs.
In connection with the consummation of the Reorganization, all of the Predecessor Fund’s interests in Private Real Estate Investment Funds have been transferred to a wholly-owned subsidiary of the Predecessor Fund for administrative purposes. This transfer triggered certain provisions of the Private Real Estate Investment Fund limited partnership agreements, limited liability company operating agreements or other governing documents, which could have an adverse effect on the Fund and the value of its investment. For example, the potential consequences of transferring Private Real Estate Investment Fund interests include the following:

•
Restart of Lock-Up Period. Interests in Private Real Estate Investment Funds may be subject to a lock-up period, during which time an investor is barred from withdrawing its investment. Upon the transfer of an interest, this lock-up period may be contractually required to restart with respect to the recipient of the transferred interest (the “transferee”), notwithstanding that the interest may have been subject to an already-tolled lock-up period prior to its transfer.

•
Early Assessment of Incentive Fee or Allocation. Interests in Private Real Estate Investment Funds may be subject to the payment of an incentive allocation or fee that is calculated on a fund’s net profits over a set performance period (typically, one fiscal year). Upon the transfer of an interest, this incentive allocation or fee may be contractually required to be charged on a fund’s net profits as accrued at the time of transfer, regardless of whether the time of transfer aligns with the end of a performance period.

•
No Benefit from Prior High Watermark or Loss Carryforward Amounts. The payment of an incentive allocation or fee is frequently subject to so-called “high watermark” or “loss carryforward” protections, which generally prohibit the assessment of an incentive fee or allocation to the extent that the fund’s net asset value has not, with respect to a particular investor, exceeded its highest prior level. Similarly, with respect to other Private Real Estate

Investment Funds, the incentive fee may be subject to a cap, which decreases based on the Private Real Estate Investment Fund’s cumulative realized capital losses and/or unrealized capital depreciation. Upon the transfer, these protections may be contractually required to be reset, such that a transferee will not benefit from the prior high watermark, loss carryforward amounts, or cumulative losses attributable to the interests prior to their transfer.

Class P shares [Member] | Private Reit Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Private REIT Risk.
 In addition to the risks described in “Private Real Estate Investment Fund Risk” and “REIT Risk,” Private REITs are typically smaller and financially less stable than Public REITs. Private REITs are unlisted, making them hard to value and trade. Moreover, private REITs generally are exempt from Securities Act registration and, as such, are not subject to the same disclosure requirements as Public REITs, which makes private REITs more difficult to evaluate from an investment perspective.

Class P shares [Member] | Reit Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
REIT Risk.
 Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs whose underlying properties are concentrated in a particular industry or geographic region are also subject to risks affecting such industries and regions. The securities of REITs involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements because of interest rate changes, economic conditions and other factors. For example, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management or development of the underlying properties. The underlying properties may be subject to mortgage loans, which may also be subject to the risks of default. REITs may also fail to qualify for tax free pass-through of income or may fail to maintain their exemptions from investment company registration. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price.

Class P shares [Member] | Management Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Management Risk. A strategy used by the Investment Adviser may fail to produce the intended results.
Class P shares [Member] | Underlying Funds Invest Independently [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Underlying Funds Invest Independently.
 The Underlying Funds in which the Fund plans to invest generally invest wholly independently of one another and may at times hold economically offsetting positions. To the extent that these Underlying Funds do, in fact, hold such positions, the Underlying Funds in which the Fund invests, considered as a whole, may not achieve any gain or loss despite incurring fees and expenses in connection with such positions. In addition, the portfolio managers of certain Underlying Funds may be compensated based on the performance of their investments. Accordingly, there may often be times when certain portfolio managers may receive incentive compensation in respect of their investments for a period even though the Underlying Funds overall depreciated during such period.

Class P shares [Member] | Dividend-Paying Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Dividend-Paying Investments Risk.
 The Fund’s investments in dividend-paying securities could cause the Fund to underperform other funds that invest in similar asset classes but employ a different investment style. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet the Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. The adoption of new legislation could further limit or restrict the ability of issuers to pay dividends. To the extent that dividend-paying securities are concentrated in only a few market sectors, the Fund may be subject to the risks of volatile economic cycles and/or conditions or developments that may be particular to a sector to a greater extent than if its investments were diversified across different sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. A sharp rise in interest rates or an economic downturn could cause an issuer to abruptly reduce or eliminate its dividend. This may limit the ability of the Fund to produce current income.

Class P shares [Member] | Investments In Derivatives [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investments in Derivatives.
 The Fund’s use of forwards, swaps, structured securities, call and put options, and other derivative instruments may result in losses. These instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other investments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Fund. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligations, liquidity risk, risks arising from margin requirements, which include the risk that the Fund will be required to pay additional margin or set aside additional collateral to maintain open derivative positions, and operational and legal risks, which include risks related to documentation issues, system failures, inadequate controls, human error and the risk that a party’s obligations would be legally unenforceable. Derivatives may be used for hedging purposes and non-hedging purposes.
The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments, and there is no guarantee that the use of derivatives will achieve their intended result. If the Investment Adviser is incorrect in its expectation of the timing or level of fluctuation in securities prices, interest rates, currency prices or other variables, the use of derivatives could result in losses, which in some cases may be significant.
A lack of correlation between changes in the value of derivatives and the value of the portfolio investments (if any) being hedged could also result in losses. In addition, there is a risk that the performance of the derivatives or other instruments used by the Investment Adviser to replicate the performance of a particular asset class may not accurately track the performance of that asset class.
The Fund may use derivatives, including swaps, to implement short positions. Taking short positions involves leverage of the Fund’s assets and presents various risks. If the value of the instrument or market in which the Fund has taken a short position increases, then the Fund will incur a loss equal to the increase in value from the time that the short position was entered into plus any premiums and interest paid to a counterparty. Therefore, taking short positions involves the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment.

Class P shares [Member] | Derivatives And Similar Instruments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Derivatives and Similar Instruments.
The Fund may invest in derivatives and similar instruments discussed elsewhere in this Prospectus. The use of derivatives and similar instruments may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments and may result in losses due to adverse market movements. Pursuant to Rule 18f-4 under the 1940 Act, the Fund’s use of derivatives and other transactions that create future payment or delivery obligations is subject to a value-at-risk (“VaR”) leverage limit and reporting and certain other requirements. The Fund has also adopted and implemented a derivatives risk management program (the “DRMP”) to, among other things, manage the risks associated with the use of derivatives and these other transactions for a “full compliance fund” if the Fund does not qualify as a “limited derivatives user” under Rule 18f-4. The Board of Trustees has approved the designation of personnel from GSAM to administer the DRMP. With respect to the Fund, which qualifies as a “limited derivatives user” under Rule 18f-4, the Fund’s Board of Trustees has adopted and implemented policies and procedures to manage a “limited derivatives user” fund’s derivatives risks. A “limited derivatives user” fund is also subject to the derivatives exposure threshold set forth in Rule 18f-4.
Similar to borrowings, derivatives and similar instruments may result in leverage. Borrowing and the use of derivatives and similar instruments may magnify the potential for gains and losses in excess of the initial amount invested. The amount of indebtedness from borrowings may not exceed certain limitations. If the Fund uses reverse repurchase agreements or similar financing transactions, including certain tender option bonds, the Fund must either aggregate the amount of indebtedness associated with the reverse repurchase agreements or similar financing transactions with the aggregate amount of indebtedness associated with any borrowings, if applicable, when calculating the Fund’s asset coverage ratio or treat all such transactions as derivatives transactions subject to the leverage limits under Rule 18f-4.
In addition, under Rule 18f-4, the Fund is permitted to invest in a security on a when-issued or forward-settling basis, or with a non-standard settlement cycle, and the transaction will be deemed not to involve a “senior security,” provided that (i) the Fund intends to physically settle the transaction and (ii) the transaction will settle within 35 days of its trade date). The Fund may otherwise engage in such transactions that do not meet these conditions so long as the Fund treats any such transaction as a “derivatives transaction” for purposes of compliance with Rule 18f-4. Furthermore, under Rule 18f-4, the Fund will be permitted to enter into an unfunded commitment agreement, and such unfunded commitment agreement will not be subject to the limits on borrowings as described above, if the Fund reasonably believes, at the time it enters into such agreement, that it will have sufficient cash and cash equivalents to meet its obligations with respect to all such agreements as they come due.
These requirements may limit the ability of the Fund to use derivatives, short sales, reverse repurchase agreements and similar financing transactions, delayed-settlement securities and unfunded commitment agreements as part of its investment strategies.
From time to time, the Fund may enter into derivatives or other similar transactions that require the Fund to pledge margin or collateral to a counterparty or clearing member through a margin/collateral account for and on behalf of the counterparty or clearing member. For operational, cost, regulatory or other reasons, when setting up these arrangements, the Fund may be required to use a margin/collateral account model or naming convention that may not be the most protective option available in the case of a default or bankruptcy by a counterparty or clearing member or that may delay or impair the Fund from fully exercising its rights under the arrangement. In the event of default or bankruptcy by a counterparty or clearing member, the margin or collateral may be subject to legal proceedings and the Fund may be delayed in taking possession of any margin or collateral to which the Fund is legally entitled.

Class P shares [Member] | Options On Securities Securities Indices And Foreign Currencies [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Options on Securities, Securities Indices and Foreign Currencies.
 A put option gives the purchaser of the option the right to sell, and the writer (seller) of the option the obligation to buy, the underlying instrument during the option period.
A call option gives the purchaser of the option the right to buy, and the writer (seller) of the option the obligation to sell, the underlying instrument during the option period.
The Fund may purchase call and put options, on any securities and other instruments in which it may invest or any index consisting of securities or other instruments in which it may invest. The Fund may also purchase put and call options on foreign currencies.
The purchase of options is a highly specialized activity which involves special investment risks. Options may be used for either hedging or cross-hedging purposes, or to seek to increase total return (which presents additional risk). The successful use of options depends in part on the ability of the Investment Adviser to anticipate future price fluctuations and the degree of correlation between the options and securities (or currency) markets. If the Investment Adviser is incorrect in its expectation of changes in market prices or determination of the correlation between the instruments or indices on which options are purchased, the Fund may incur losses that it would not otherwise incur. The use of options can also increase the Fund’s transaction costs. Options purchased by the Fund may be traded on either U.S. or foreign exchanges or over the counter. Foreign and over-the-counter options will present greater possibility of loss because of their greater illiquidity and credit risks.

Class P shares [Member] | Option Writing Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Option Writing Risk.
 Writing (selling) call options limits the opportunity to profit from an increase in the market value of securities in exchange for up-front cash at the time of selling the call option. When the Fund writes (sells) call options on securities, it receives cash but limits its opportunity to profit from an increase in the market value of the applicable security beyond the exercise price (plus the premium received) of the option. In a rising market, the Fund could significantly underperform the market. Such underperformance may be more pronounced to the extent that the call option’s underlying security sharply increases prior to the expiration of the option. The Fund’s option strategies may not fully protect it against declines in the value of the market. Cash received from premiums will enhance return in declining markets, but the Fund will continue to bear the risk of a decline in the value of the securities held in its portfolio. The benefit from writing a call option is limited to the amount of premium received. In a period of a sharply falling equity market, the Fund will likely also experience sharp declines in its NAV.

Class P shares [Member] | Short Position Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Short Position Risk.
 The Fund may use derivatives, including options, futures and swaps, to implement short positions, and may engage in short selling. Taking short positions and short selling involve leverage of the Fund’s assets and present various risks. If the value of the instrument or market in which the Fund has taken a short position increases, then the Fund will incur a loss equal to the increase in value from the time that the short position was entered into plus any premium and interest paid to a third party. Therefore, taking short derivative positions involves the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the counterparty to the short transaction may fail to honor its contract terms, causing a loss to the Fund.
In order to sell a financial instrument short, the Fund must first borrow the instrument from a lender, such as a broker or other institution. The Fund may not always be able to borrow the instrument at a particular time or at an acceptable price. Thus, there is risk that the Fund may be unable to implement its investment strategy due to the lack of available instruments or for other reasons.
After selling a borrowed financial instrument, the Fund is then obligated to “cover” the short sale by purchasing and returning the instrument to the lender on a later date. The Fund cannot guarantee that the financial instrument necessary to cover a short position will be available for purchase at the time the Fund wishes to close a short position or, if available, that the instrument will be available at an acceptable price. If the borrowed instrument has appreciated in value, the Fund will be required to pay more for the replacement instrument than the amount it received for selling the instrument short. Moreover, purchasing a financial instrument to cover a short position can itself cause the price of the instrument to rise further, thereby exacerbating the loss. The potential loss on a short sale may, with respect to certain instruments (e.g., equities, swap options), be unlimited because the loss increases as the price of the instrument sold short increases and the price may rise indefinitely. If the price of a borrowed financial instrument declines before the short position is covered, the Fund may realize a gain. The Fund’s gain on a short sale, before transaction and other costs, is generally limited to the difference between the price at which it sold the borrowed instrument and the price it paid to purchase the instrument to return to the lender.
While the Fund has an open short position, it is subject to the risk that the financial instrument’s lender will terminate the loan at a time when the Fund is unable to borrow the same instrument from another lender. If this happens, the Fund may be required to buy the replacement instrument immediately at the instrument’s then current market price or “buy in” by paying the lender an amount equal to the cost of purchasing the instrument to close out the short position.
Short sales also involve other costs. The Fund must normally repay to the lender an amount equal to any dividends or interest that accrues while a loan is outstanding. In addition, to borrow a financial instrument, the Fund may be required to pay a premium. The Fund also will incur transaction costs in effecting short sales. The amount of any ultimate gain for the Fund resulting from a short sale will be decreased, and the amount of any ultimate loss will be increased, by the amount of premiums, dividends, interest or expenses the Fund may be required to pay in connection with the short sale.
Until the Fund replaces a borrowed instrument, the Fund may be required to maintain short sale proceeds with the lending broker as collateral. Moreover, the Fund may be required to make margin payments to the lender during the term of the borrowing if the value of the security it borrowed (and sold short) increases. Thus, short sales involve credit exposure to the broker that executes the short sales. In the event of the bankruptcy or other similar insolvency with respect to a broker with whom the Fund has an open short position, the Fund may be unable to recover, or delayed in recovering, any margin or other collateral held with or for the lending broker.

Class P shares [Member] | Potential Loss From Currency Fluctuations [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Potential Loss from Currency Fluctuations.
 The Fund may invest a portion of its capital outside the United States in non-U.S. dollar denominated securities. These investments involve special risks compared with investing exclusively in the United States. Because these investments may involve non-U.S. dollar currencies and because the Fund may hold funds in these currencies in bank deposits during the completion of the investment program, the Fund may be adversely affected by changes in currency rates (including as a result of the devaluation of a foreign currency) and in exchange control regulations and may incur costs in connection with conversions between various currencies. In addition, the equivalent U.S. dollar obligations of the Fund’s investments located outside of the United States may increase as a result of adverse changes in currency rates.

Class P shares [Member] | Borrowing [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Borrowing.
 The Fund may borrow funds or otherwise utilize leverage for a variety of purposes, subject to the limitations of the 1940 Act as part of the Fund’s investment program, to meet other short-term liquidity needs, including payment of fees and expenses, and to facilitate the Fund’s hedging activities. The terms of the indebtedness incurred by the Fund may require the Fund to maintain minimum average balances in connection with borrowings or to pay a commitment or other fee to maintain a line of credit. Either of these requirements would increase the cost of borrowing over the stated interest rate. In addition, the Fund may not be able to negotiate commercially reasonable terms for its indebtedness and may not be able to extend or renew the existing terms when the indebtedness comes due. If the Fund is unable to access additional credit or otherwise has insufficient resources to pay its obligations, it may be forced to sell investments at inopportune times, which may further depress returns. The Fund will be limited in its ability to borrow (or guarantee other obligations) to amounts such that the Fund’s asset coverage ratio (as defined in the 1940 Act) would be less than 300%, calculated at the time of such incurrence (
i.e.
, the value of each of the Fund’s total assets less liabilities other than the principal amount represented by indebtedness must be at least 300% of the principal amount represented by indebtedness at the time of incurrence). The Fund may also utilize indebtedness in excess of such limit for temporary purposes such as the settlement of transactions.
The use of leverage can create risks. Changes in the value of the Fund’s portfolio, including securities bought with the proceeds of leverage, will be borne entirely by the shareholders. If there is a net decrease or increase in the value of the Fund’s investment portfolio, leverage will decrease or increase, as the case may be, the Fund’s NAV to a greater extent than if the Fund did not utilize leverage. The Fund’s leverage strategy may not be successful.

Class P shares [Member] | The Fund May Make Commitments Representing A Substantial Portion Of Its Total Assets [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The Fund May Make Commitments Representing a Substantial Portion of its Total Assets.
 To the extent permitted by applicable law, the Fund may make commitments to Private Real Estate Investment Funds in which it invests that represent a substantial portion of the total assets of the Fund, including through the use of leverage. As a result, in certain circumstances, the Fund may need to retain investment income, borrow funds or liquidate some or all of its investments prematurely at potentially significant discounts to market value if the Fund does not have sufficient liquid assets to meet these commitments; however, the Fund will not borrow in excess of applicable limitations under the 1940 Act.

Class P shares [Member] | Risks Relating To The Potential Use Of Passthrough Entities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Relating to the Potential Use of Pass-Through Entities.
 To the extent permitted by applicable law (including the 1940 Act), the Fund may make investments through one or more partnerships or other pass-through entities in which the sole beneficial interest holders are the Fund. These investment vehicles may incur leverage. To the extent permitted by applicable law including the 1940 Act, the Fund may guarantee the obligations of these investment vehicles and/or assign and pledge assets of the Fund to these investment vehicles in order to secure borrowings or other leverage. Failure by any member of such a pass-through entity to meet its obligations could have adverse effects on the Fund and the other members of any pass-through entity, including the acceleration of payment obligations under any leverage facility used by the vehicle.

Class P shares [Member] | Dependence Upon The Ability Of The Investment Adviser [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Dependence upon the Ability of the Investment Adviser.
 The Board has delegated to the Investment Adviser the authority to make investment, disposition, and related investment management decisions, including the authority to approve all investments and/or all dispositions made by the Fund and to make or provide reserves. In addition, the Board has delegated to the Investment Adviser the authority to manage many of the affairs of the Fund, including, among others, the right to enforce default remedies, responsibility for maintaining the Fund’s books and records and producing the Fund’s reports, the right to calculate and cause the Fund to make distributions. Shareholders will have no right or power to participate in the management or control of the business of the Fund, and thus must depend solely upon the ability of the Investment Adviser with respect to the Fund’s investments. In addition, shareholders will have no opportunity to evaluate the specific investments made by the Fund or the terms of any investment. Accordingly, the success and failure of the Fund will depend to a significant extent on the viability and performance of the Investment Adviser. In managing and directing the investment programs of the Fund, the Investment Adviser will rely heavily on certain key personnel of Goldman Sachs. Certain key personnel, including members of the Investment Adviser’s investment team, may leave Goldman Sachs or rotate to another group within Goldman Sachs. The departure of any of such key personnel or their inability to fulfill certain duties may adversely affect the ability of the Investment Adviser to effectively implement the investment program of the Fund and may have an adverse impact on the Fund. Changes to the composition of the investment team may occur over time and without notice to the shareholders.

Class P shares [Member] | Risk Of Certain Events Related To Goldman Sachs [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risk of Certain Events Related to Goldman Sachs.
 Although the Fund is a separate legal entity from Goldman Sachs, in the event that Goldman Sachs were to become insolvent and/or subject to liquidation, or if there were a change of control of Goldman Sachs, the Fund could nonetheless be adversely affected. In that regard, a bankruptcy or change of control of Goldman Sachs or the Investment Adviser could cause the Investment Adviser to have difficulty retaining personnel or otherwise adversely affect the Fund and its ability to achieve its investment objective.

Class P shares [Member] | Investment Performance Of The Fund And Other Investment Vehicles May Vary Significantly [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investment Performance of the Fund and Other Investment Vehicles May Vary Significantly.
 Goldman Sachs (i) has established, and expects to continue to establish, additional companies, partnerships or other entities, pooled investment vehicles for multiple investors, funds, separate accounts, and other entities, and (ii) includes various business units or divisions, which, in either case, may have, in whole or in part, investment objectives and strategies that may be similar to or overlap with those of the Fund (such entities, business units or divisions are referred to collectively as, “Other Investment Vehicles”). The Fund may at times compete with the Other Investment Vehicles for certain investments and the returns of each of the Other Investment Vehicles will likely differ materially from the returns of the Fund.
The results of the investment activities of the Fund may differ significantly from the results achieved by Goldman Sachs for its own benefit and from the results achieved by Other Investment Vehicles based on the investment strategies employed by such investors.
Subject to applicable law, including the 1940 Act, Other Investment Vehicles and other areas within Goldman Sachs may invest alongside the Fund. In allocating any investment opportunities, the

Investment Adviser will take into account numerous factors, in its discretion. Any such investments made alongside the Fund may or may not be in proportion to the relevant commitments of the investing parties and may involve different terms and fee structures than those of the Fund. As a result, investment returns may vary materially among the Fund and Other Investment Vehicles and other areas of Goldman Sachs that invest alongside the Fund.
The 1940 Act imposes significant limits on co-investment with affiliates of the Fund, and the Fund generally will not be permitted to co-invest alongside its affiliates in privately negotiated transactions unless pursuant to an exemptive order from the SEC or the transaction is otherwise permitted under existing regulatory guidance, such as transactions where price is the only negotiated term, and will not participate in transactions where other terms are negotiated. This could reduce the amount of transactions in which the Fund can participate and makes it more difficult for the Fund to implement its investment objective.

Class P shares [Member] | Market Volatility [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Volatility.
 The value of any public securities in which the Fund may directly or indirectly invest varies in response to many factors. Factors specific to a company could result in a decrease in the value of the company’s securities. Factors specific to the industry in which the company participates can have a similar effect. The value of a company’s securities can also be adversely affected by changes in financial markets generally that are unrelated to the company itself or its industry. Current economic conditions in some cases have produced downward pressure on security prices and credit availability for certain companies without regard to those companies’ underlying financial strength. In addition, certain options and other equity-related instruments may be subject to additional risks, including liquidity risk, counterparty credit risk, legal risk and operations risk, may involve significant economic leverage and, in some cases, may be subject to significant risks of loss. These factors and others can cause significant fluctuations in the prices of the securities in which the Fund may directly or indirectly invest and can result in adverse effects on the Fund’s returns.

Class P shares [Member] | Effects Of Economic Conditions On The Fund And Its Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Effects of Economic Conditions on the Fund and Its Investments.
 The Fund and its investments may be adversely affected by the deterioration of and uncertainty in the financial markets and economic conditions throughout the world, some of which may magnify the risks described in this prospectus and have other adverse effects. These market conditions have resulted in volatility and illiquidity in the global equity, credit and debt markets generally. While these conditions may create increased investment opportunities for the Fund, certain securities may become less liquid, more difficult to value and thus harder to liquidate.
The duration and ultimate effect of market conditions cannot be forecast, nor is it known whether or the degree to which such conditions may improve or worsen. Although the deterioration of market conditions and uncertainty regarding economic markets generally could result in the Fund acquiring investments on more favorable terms, such conditions may also result in declines in the market values of the Fund’s existing investments. Furthermore, the credit markets tend to be volatile and the availability of indebtedness may be difficult to ascertain. As a result, the Fund may be unable to borrow sufficiently. This may have an adverse effect on the Fund’s ability to acquire and dispose of investments as well as on the returns associated with its investments.

Class P shares [Member] | Foreign Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Foreign Risk.
 When the Fund invests in foreign securities, it may be subject to risk of loss not typically associated with U.S. issuers. Loss may result because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which the Fund invests. Loss may also result from, among other things, deteriorating economic and business conditions in other countries, including the United States, regional and global conflicts, the imposition of exchange controls (including repatriation restrictions), sanctions, foreign taxes, confiscation of assets and property, trade restrictions (including tariffs), expropriations and other government restrictions by the United States or other governments, higher transaction costs, difficulty enforcing contractual obligations or from problems in share registration, settlement or custody. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. These types of measures may include, but are not limited to, banning a sanctioned country from global payment systems that facilitate cross-border payments, restricting the settlement of securities transactions by certain investors, and freezing the assets of particular countries, entities, or persons. The imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country, downgrades in the credit ratings of the sanctioned country or companies located in or economically tied to the sanctioned country, devaluation of the sanctioned country’s currency, and increased market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent the Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact the Fund’s liquidity and performance. The Fund or the Investment Adviser may determine not to invest in, or may limit its overall investment in, a particular issuer, country or geographic region due to, among other things, heightened risks regarding sanctions, repatriation restrictions, confiscation of assets and property, expropriation or nationalization. Geopolitical developments in certain countries in which the Fund may invest have caused, or may in the future cause, significant volatility in financial markets. The Fund will also be subject to the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Foreign risks will normally be greatest when the Fund invests in securities of issuers located in, or otherwise economically tied to, emerging countries.

Class P shares [Member] | Brexit Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
“Brexit” Risk.
 The United Kingdom formally left the European Union (“EU”) on January 31, 2020 (commonly known as “Brexit”). Following withdrawal from the EU, the United Kingdom entered into a transition period, during which EU law continued to apply in the United Kingdom. The transition period ended on December 31, 2020. However, many aspects of the United Kingdom-EU trade relationship remain subject to further negotiation.
Since Brexit, global financial markets have experienced significant volatility due to the uncertainty around Brexit. There will likely continue to be considerable uncertainty as to the United Kingdom’s post-withdrawal and post-transition framework, in particular as to the arrangements which will apply to its relationships with the EU and with other countries. This process and/or the uncertainty associated with it may adversely affect the return on investments economically tied to the United Kingdom or EU (and consequently the Fund). This may be due to, among other things: (i) increased uncertainty and volatility in United Kingdom, EU and other financial markets; (ii) fluctuations in asset values; (iii) fluctuations in exchange rates; (iv) increased illiquidity of investments located, listed or traded within the United Kingdom, the EU or elsewhere; (v) changes in the willingness or ability of financial and other counterparties to enter into transactions, or the price at which and terms on which they are prepared to transact; and/or (vi) changes in legal and regulatory regimes to which the Fund’s investments are or become subject.

Class P shares [Member] | Emerging Markets [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Emerging Markets.
 The Fund may invest in securities of issuers located in, or otherwise economically tied to, emerging countries. The securities markets of emerging countries are generally less liquid, developed and efficient, are subject to greater price volatility, and have smaller market capitalizations than the securities markets of the United States and developed non-U.S. markets. Emerging countries are generally located in Africa, Asia, the Middle East, Eastern Europe and Central and South America. Emerging markets may have more or less government regulation and generally do not impose as extensive and frequent accounting, auditing, financial and other reporting requirements as the securities markets of more developed countries. As a result, there could be less information available about issuers in emerging countries, which could negatively affect the Investment Adviser’s ability to evaluate local companies or their potential impact on the Fund’s performance. Further, investments in securities of issuers located in certain emerging countries involve the risk of loss resulting from problems in share registration, settlement or custody, substantial economic, political and social disruptions and the imposition of exchange controls (including repatriation restrictions). There also may be a lower level of monitoring and regulation of securities markets in emerging market countries and the activities of investors in such markets and enforcement of existing regulations has been extremely limited. The legal remedies for investors in emerging markets may be more limited than the remedies available in the U.S., and the ability of U.S. authorities (
e.g.
, SEC and the U.S. Department of Justice) to bring actions against bad actors may be limited. Many emerging countries have experienced substantial rates of inflation for many years. Inflation and rapid fluctuations in inflation rates may continue to have very negative effects on the economies and securities markets of certain emerging countries. Economies in emerging markets generally are heavily dependent upon international trade and, accordingly, have been and may continue to be affected adversely by protectionist measures imposed or negotiated by the countries with which they trade. The economies of countries with emerging markets may also be predominantly based on only a few industries or dependent on revenues from particular commodities. In many cases, governments of emerging countries continue to exercise significant control over their economies, and government actions relative to the economy, as well as economic developments generally, may affect the capacity of issuers of emerging country debt instruments to make payments on their debt obligations, regardless of their financial condition. There can be no assurance that adverse political changes will not cause a loss of any or all of any such investment and, in the case of fixed-income securities, interest thereon.

Class P shares [Member] | Lack of Financial Reporting Related to Non-U.S. Investments; Adverse Non-U.S. Taxes or Other Conditions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Lack of Financial Reporting Related to Non-U.S. Investments; Adverse Non-U.S. Taxes or Other Conditions.
 The Fund may invest in non-U.S. entities. Because non-U.S. entities are not subject to uniform reporting standards, practices and disclosure comparable with those applicable to U.S. companies, there may be different types of, and lower quality, information available about non-U.S. companies. In particular, the assets and profits appearing on the financial statements of a company may not reflect its financial position or results of operation in the way they would be reflected had such financial statements been prepared in accordance with the U.S. generally accepted accounting principles. This limitation may be particularly true for private equity investments, where there may be little or no publicly available information about private companies. In addition, financial data related to non-U.S. investments may be affected by both inflation and local accounting standards, and may not accurately reflect the real condition of companies and securities markets. Moreover, the Fund may be subject to tax, reporting and other filing obligations in non-U.S. jurisdictions in which non-U.S. companies reside or operate. In addition, non-U.S. securities markets, particularly in developing countries, may be substantially less liquid and have greater volatility than U.S. securities markets.

Class P shares [Member] | Geographic Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Geographic Risk.
 If the Fund focuses its investments in securities of issuers located in a particular country or region the Fund may be subjected to a greater extent than if investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Class P shares [Member] | Market Disruption Risk And Terrorism Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Disruption Risk and Terrorism Risk.
 The military operations of the United States and its allies, the instability in various parts of the world and the prevalence of terrorist attacks throughout the world could have significant adverse effects on the global economy. In addition, certain illnesses have the potential to significantly affect the global economy. Terrorist attacks may also exacerbate some of the foregoing risk factors. A terrorist attack involving, or in the vicinity of, a Fund investment, directly or indirectly, may result in a liability far in excess of available insurance coverage. The

Investment Adviser cannot predict the likelihood of these types of events occurring in the future nor how such events may affect the Fund.

Class P shares [Member] | Investment And Repatriation Restrictions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investment and Repatriation Restrictions.
 Foreign investment in securities of companies in certain of the countries in which the Fund may invest is restricted or controlled to varying degrees. Certain countries have laws and regulations that currently limit or preclude direct foreign investment in the securities of their companies. Even where permitted, direct investments in certain companies may require significant government approvals under corporate, securities, foreign investment and other similar laws and may require financing and structuring alternatives that differ significantly from those customarily used in countries in other regions. These restrictions or controls may at times limit or preclude foreign investment above certain ownership levels or in certain sectors of the country’s economy and increase the costs and expenses of the Fund. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital interests and dividends paid on securities held by the Fund, and income on such securities or gains from the disposition of such securities may be subject to withholding taxes imposed by certain countries or other jurisdictions.

Class P shares [Member] | Hedging Instruments May Adversely Affect Overall Performance [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Hedging Instruments May Adversely Affect Overall Performance.
 The Fund’s use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities or more traditional investments of the Fund, depending upon the characteristics of the particular derivative and the Fund’s portfolio as a whole. Engaging in derivative transactions may entail investment exposures that are greater than their cost would suggest, and involves a risk of loss that could materially adversely affect the overall performance of the Fund. Please see “
Borrowing
” above.
Hedging strategies could involve a variety of derivative transactions, including futures, forward, swap, and option contracts or other financial instruments with similar characteristics, including forward foreign exchange contracts, interest rate swaps, credit default swaps and total return swaps, exchanges, caps and options (collectively “Hedging Instruments”). While hedging transactions may reduce the risks associated with an investment by the Fund, the transactions themselves entail risks that are different than those of the investments of the Fund. The risks posed by these transactions include interest rate risk, market risk, the risk that these complex instruments and techniques will not be successfully evaluated, monitored or priced, the risk that counterparties will default on their obligations, liquidity risk and leverage risk. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. Thus, while the Fund may benefit from the use of Hedging Instruments, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance for the Fund than if they had not used those Hedging Instruments.
The success of hedging transactions will be subject to the ability to correctly predict movements in and the direction of currency exchange rates, interest rates and public security prices. In addition, the degree of correlation between price movements of the instruments used in a hedging strategy and price movements in the portfolio positions being hedged may vary.
Currency Hedging Instruments may not be available for certain currencies or may not have a duration that matches the long-term nature of the underlying principal investment. The ability to trade in or exercise options may be restricted in the event that trading in the underlying securities becomes restricted.
The successful use of these hedging strategies depends upon the availability of a liquid market and appropriate Hedging Instruments, and there can be no assurance that the Fund will be able to close out a position when deemed advisable by the Investment Adviser. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. Hedging transactions also involve additional costs and expenses, which may adversely affect the overall performance of the Fund. There can be no assurance that the Fund’s assets will engage in hedging transactions at any given time or from time to time, or that these transactions, if available, will be effective.

Class P shares [Member] | Nature Of Distressed Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Nature of Distressed Investments.
 The Fund may invest in the securities and obligations of companies experiencing financial and/or operational distress, including debt obligations that are in covenant or payment default. Such investments are considered high-risk and speculative. Defaulted obligations might not be repaid at all or might be repaid only after lengthy workout or bankruptcy proceedings, during which the issuer of those obligations might not make any interest or other payments.

Class P shares [Member] | Bankruptcy [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Bankruptcy.
 Given their financial situation, distressed companies also face increased risk that they may be involved in bankruptcy proceedings. There are a number of significant risks when investing in distressed companies that are or may be involved in bankruptcy proceedings, including adverse and permanent effects on a company, such as the loss of its market position and key personnel, otherwise becoming incapable of restoring itself as a viable entity and, if converted to a liquidation, a possible liquidation value of the company that is less than the value that was believed to exist at the time of the investment. Bankruptcy proceedings are often lengthy and difficult to predict and could adversely impact a creditor’s return on investment. The bankruptcy courts have extensive power and, under some circumstances, may alter contractual obligations of a bankrupt company. Shareholders, creditors and other interested parties are all entitled to participate in bankruptcy proceedings and will attempt to influence the outcome for their own benefit. Administrative costs relating to a bankruptcy proceeding will be paid out of the debtor’s estate prior to any returns to creditors. In addition, creditors (such as the Fund) can lose their ranking and priority if they exercise “domination and control” over a debtor and other creditors can demonstrate that they have been harmed by these actions, especially in the case of investments made prior to the commencement of bankruptcy proceedings. Also, certain claims, such as for taxes, may have priority by law over the claims of certain creditors. The Fund also may seek representation on creditors’ committees and, as a member of a creditors’ committee, may owe certain obligations generally to all creditors similarly situated that the committee represents, and it may be subject to various trading or confidentiality restrictions. In addition, many events in a bankruptcy are the product of contested matters and adversary proceedings that are beyond the control of the creditors.

Class P shares [Member] | Regulation And Treatment Of The Fund As A Bank Holding Company Affiliate [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Regulation and Treatment of the Fund as a Bank Holding Company Affiliate.
 Goldman Sachs is regulated as a “bank holding company” under the Bank Holding Company Act (the “BHCA”), which generally restricts bank holding companies from engaging in business activities other than the business of banking and certain closely related activities. Goldman Sachs has elected to become a financial holding company under the BHCA and, as such, may engage in a broader range of financial and related activities, as long as Goldman Sachs continues to meet certain eligibility requirements.
It is contemplated that the Fund is managed under the direction of the Board comprised of individuals, a majority of whom are independent of Goldman Sachs, and that, as a result of this and other factors, the Fund will not be “controlled” by Goldman Sachs for BHCA purposes. If the Fund is not controlled by Goldman Sachs for BHCA purposes, the BHCA’s restrictions on Goldman Sachs’ activities and investments should not apply to the Fund.
However, if the Fund were deemed to be controlled by Goldman Sachs for bank regulatory purposes, the BHCA and other applicable banking laws, rules, regulations and guidelines, and their interpretation and administration by the appropriate regulatory agencies, may, among other things, restrict the transactions and relationships between the Investment Adviser, Goldman Sachs and their affiliates, on the one hand, and the Fund, on the other hand, and may restrict investments and transactions by, and the operations of, the Fund. In addition, certain BHCA regulations may require aggregation of the positions owned, held or controlled by related entities.

Class P shares [Member] | Speculative Position Limits [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Speculative Position Limits.
 The U.S. Commodity Futures Trading Commission (the “CFTC”) and various exchanges have rules limiting the maximum net long or short positions which any person or group may own, hold or control in any given futures contract or option on such futures contract and a limited number of swaps. GSAM will need to consider whether the exposure created under these contracts might exceed the applicable limits in managing the Fund, and the limits may constrain the ability of the Fund to use such contracts.

Class P shares [Member] | Error And Error Correction Policies [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Error and Error Correction Policies.
 The Investment Adviser will report to the Board any material breaches of the Fund’s investment objective, policies or restrictions and any material errors in the calculation of the NAV of the Fund. Depending on the nature and size of an error, corrective action may or may not be required. Corrective action may involve a prospective correction of the NAV. The Investment Adviser’s error policy and the Fund’s NAV error correction policy limit or restrict when corrective action will be taken. As discussed in more detail under the section entitled “How Are Shares Priced?,” the Fund’s portfolio securities may be priced based on quotations for those securities provided by pricing services and Non-Traded Funds which may be priced on a delayed basis. There can be no guarantee that a quotation provided by a pricing service or Non-Traded Fund will be accurate. Each of the Investment Adviser and the Fund may at any time, in its discretion and without notice to shareholders, amend or supplement its error and NAV error correction policies.

Class P shares [Member] | Potential Conflicts Of Interest Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Potential Conflicts of Interest Risk.
 The Investment Adviser’s investment team is often responsible for managing the Fund as well as one or more funds and other accounts, including proprietary accounts, separate accounts and other pooled investment vehicles, such as unregistered private funds. A portfolio manager may manage a separate account or other pooled investment vehicle which may have materially higher fee arrangements than the Fund and may also have a performance-based fee. The side-by-side management of these funds may raise potential conflicts of interest relating to cross trading, the allocation of investment opportunities and the aggregation and allocation of trades.
The Fund anticipates that it will engage in negotiated co-investment transactions in securities of private issuers pursuant to an SEC exemptive order. The order is subject to certain conditions, such as that co-investments be made in a manner consistent with the Fund’s investment objectives, positions, policies, strategies and restrictions, as well as regulatory requirements, and are allocated fairly among participants. If the Fund is unable to rely on the exemptive relief for a particular opportunity, when the Investment Adviser identifies certain investments, it will be required to determine which funds or accounts should make the investment at the potential exclusion of other funds or accounts. In such circumstances, the Investment Adviser will adhere to its investment allocation policy in order to determine the fund or account to which to allocate the opportunity. The policy provides that the Investment Adviser allocate opportunities through a rotation system or in such other manner as the Investment Adviser determines to be equitable. Accordingly, it is possible that the Fund may not be given the opportunity to participate in investments made by other funds or accounts.
The Investment Adviser has a fiduciary responsibility to manage all client accounts in a fair and equitable manner. The Investment Adviser seeks to provide best execution of all securities transactions and aggregate and then allocate securities to client accounts in a fair and timely manner. To this end, the Investment Adviser has developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management. In addition, the Investment Adviser and the Fund have adopted policies limiting the circumstances under which cross-trades may be effected between the Fund and another client account. The Investment Adviser conducts periodic reviews of trades for consistency with these policies.

Class P shares [Member] | Legal, Tax And Other Regulatory Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Legal, Tax and Other Regulatory Risks.
 Legal, tax and regulatory changes could occur that may adversely affect the Fund and its investment results, and/or some or all of the shareholders. Recent economic events have given rise to a political climate that may result in the Investment Adviser and the Fund becoming subject to increased regulatory scrutiny and/or entirely new legal, tax or regulatory regimes both within the United States and in other countries in which the Fund may directly or indirectly invest. The Fund may be adversely affected as a result of new or revised legislation, or regulations imposed by the SEC, CFTC, IRS, Federal Reserve, other U.S. or non-U.S. tax or governmental regulatory authorities or self-regulatory organizations that supervise the financial markets.
The Fund and/or some or all of the shareholders also may be adversely affected by changes in the interpretation or enforcement of existing laws and rules by these governmental authorities and self-regulatory organizations. It is not possible to determine the extent of the impact of any new or revised laws, regulations or initiatives that may be proposed, or whether any of the proposals will become law. Compliance with any new laws or regulations could be more difficult and expensive, and may have a material adverse effect on the Fund and/or some or all of the shareholders.
The regulation of alternative investment management companies and investment funds (including private equity funds and hedge funds) is evolving, and changes in the regulation of alternative investment management companies and investment funds may adversely affect the ability of the Fund to pursue its investment objective. In addition, from time to time the market for private equity transactions has been adversely affected by regulatory pressures on providers of financing to reduce or eliminate their exposure to such transactions. It is not possible to determine the extent of the impact of any new laws, regulations or initiatives that may be proposed, or whether any of the proposals will become law and the consequences attendant therewith. Compliance with any new laws or regulations could be more difficult and expensive than compliance with existing regimes, and may affect the manner in which the Fund conducts business. New laws or regulations may also subject the Fund or some or all of its shareholders to increased taxes or other costs. In addition, the market for private equity transactions has been adversely affected by a decrease in the availability of financing for transactions.
Each prospective investor should be aware that tax laws and regulations are changing on an ongoing basis, and such laws and regulations may be changed with retroactive effect. Moreover, the interpretation and application of tax laws and regulations by certain tax authorities may not be clear, consistent or transparent. Uncertainty in the tax law may require the Fund to accrue potential tax liabilities even in situations where the Fund and/or the shareholders do not expect to be ultimately subject to such tax liabilities. In that regard, accounting standards and/or related tax reporting obligations may change, giving rise to additional accrual and/or other obligations. Each prospective investor should also be aware that other developments in the tax laws of the United States or other jurisdictions where the Fund invests could have a material effect on the tax consequences to the shareholders, the Fund and/or the Fund’s direct and indirect subsidiaries discussed in this prospectus and that shareholders may be required to provide certain additional information to the Fund (which may be provided to the IRS or other taxing authorities) or may be subject to other adverse consequences as a result of such change in tax laws. In the event of any such change in law, each shareholder is urged to consult its own tax advisors.

Class P shares [Member] | Tax Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Tax Risk.
 Although the Fund has elected to be treated, and intends to qualify annually, as a RIC under Subchapter M of the Code, the Fund cannot assure shareholders that the Fund will be able to maintain RIC status. To obtain and maintain RIC status and be relieved of U.S. federal income taxes on income and gains distributed to its shareholders, the Fund must meet the annual distribution, source-of-income and asset diversification requirements described below.

•
The annual distribution requirement for a RIC will be satisfied if the Fund distributes to its shareholders on an annual basis at least 90% of its investment company taxable income for each taxable year. Because the Fund expects to use debt financing, the Fund expects to be subject to an asset coverage ratio requirement under the 1940 Act, and the Fund expects to be subject to certain financial covenants contained in its credit agreements and other debt financing agreements. This asset coverage ratio requirement and these financial covenants could, under certain circumstances, restrict the Fund from making distributions to its shareholders that are necessary for the Fund to satisfy the distribution requirement. If the Fund is unable to obtain cash from other sources, and thus is unable to make sufficient distributions to its shareholders, the Fund could fail to maintain its status for RIC tax treatment and thus become subject to corporate-level U.S. federal income tax (and any applicable U.S. state and local taxes).

•
The source-of-income requirement will be satisfied if at least 90% of the Fund’s gross income for each year is derived from dividends, interest, gains from the sale of stock or securities or similar sources.

•
The asset diversification requirement will be satisfied if, at the end of each quarter of the Fund’s taxable year, at least 50% of the value of the Fund’s assets consists of cash, cash equivalents, U.S. government securities, securities of other RICs and other acceptable securities, and no more than 25% of the value of our assets is invested in the securities (other than U.S. government securities or securities of other RICs) of one issuer, of two or more issuers that are controlled, as determined under applicable Code rules, by the Fund and that are engaged in the same or similar or related trades or businesses or of certain “qualified publicly traded partnerships.” Failure to meet these requirements may result in the Fund’s having to dispose of certain investments quickly in order to prevent the loss of the Fund’s RIC status.

•
If the Fund fails to maintain its RIC status for any reason, and does not qualify for certain relief provisions under the Code, the Fund would be subject to corporate-level U.S. federal income tax (and any applicable U.S. state and local taxes). In this event, the resulting taxes could substantially reduce the Fund’s Net Assets, the amount of the Fund’s income available for distribution and the amount of the Fund’s distributions to its shareholders, which would have a material adverse effect on the Fund’s financial performance. For additional discussion regarding the tax implications of a RIC, see “Taxation.”

Class P shares [Member] | Uncertain Tax Treatment [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Uncertain Tax Treatment.
 The Fund will, from time to time, invest a portion of its net assets in below investment grade instruments. Investments in these types of instruments may present special tax issues for the Fund. U.S. federal income tax rules are not entirely clear about issues such as when the Fund will cease to accrue interest, original issue discount (“OID”) or market discount, when and to what extent deductions may be taken for bad debts or worthless instruments, how payments received on obligations in default should be allocated between principal and income and whether exchanges of debt obligations in a bankruptcy or workout context are taxable. These and other issues will be addressed by the Fund to the extent necessary in order to seek to ensure that it distributes sufficient income to ensure that it does not become subject to U.S. federal income or excise tax.

Class P shares [Member] | RIC-Related Risks of Investments Generating Non-Cash Taxable Income [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
RIC-Related Risks of Investments Generating Non-Cash Taxable Income.
 Certain of the Fund’s investments will require the Fund to recognize taxable income in a taxable year in excess of the cash generated on those investments during that year. In particular, the Fund invests in loans and other debt obligations that will be treated as having “market discount” and/or OID for U.S. federal income tax purposes. Because the Fund will, from time to time, be required to recognize income in respect of these investments before, or without receiving, cash representing such income, the Fund will have difficulty satisfying the annual distribution requirements applicable to RICs and avoiding Fund-level U.S. federal income and/or excise taxes in such circumstances. Accordingly, the Fund will, from time to time, be required to sell assets, including at potentially disadvantageous times or prices, borrow, raise additional equity capital, make taxable distributions of its Shares or debt securities, or reduce new investments, to obtain the cash needed to make these income distributions. If the Fund liquidates assets to raise cash, the Fund will, from time to time, realize gain or loss on such liquidations; in the event the Fund realizes net capital gains from such liquidation transactions, its

Shareholders may receive larger capital gain distributions than they would in the absence of such transactions. The required recognition of such non-cash investments may also have a negative impact on the Fund’s liquidity.

Class P shares [Member] | Other Regulatory [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Other Regulatory.
 The Fund is registered as an investment company under the 1940 Act. The Investment Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The Fund may use derivatives that are subject to regulation by the CFTC. Because of this exposure to CFTC-regulated derivatives, the Investment Adviser could become subject to regulation as a “commodity pool operator” under the Commodity Exchange Act, as amended (the “CEA”), and the CFTC’s rules and regulations with respect to the operations of the Fund. However, The Investment Adviser has claimed an exclusion with respect to the Fund from the definition of the term “commodity pool operator” under the CEA and, therefore, is not currently subject to registration or regulation as a pool operator under that CEA with respect to the Fund. If the Fund were to be subject to registration or regulation as a commodity pool operator under the CEA, the Fund may incur compliance and other expenses or otherwise disadvantage the Fund.

Class P shares [Member] | Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Risk.
 The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world. Price changes may be temporary or last for extended periods. The Fund’s investments may be overweighted from time to time in one or more sub-industries or countries, which will increase the Fund’s exposure to risk of loss from adverse developments affecting those sub-industries or countries.
Global economies and financial markets are becoming increasingly interconnected, and political, economic and other conditions and events (including, but not limited to, natural disasters, pandemics, epidemics, and social unrest) in one country, region, or financial market may adversely impact issuers in a different country, region or financial market. The Fund could be negatively impacted if the value of a portfolio holding were harmed by such political or economic conditions or events. Moreover, such negative political and economic conditions and events could disrupt the processes necessary for the Fund’s operations. Furthermore, local, regional and global events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also adversely impact issuers, markets and economies, including in ways that cannot necessarily be foreseen. The Fund could be negatively impacted if the value of a portfolio holding were harmed by such political or economic conditions or events. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such conditions, events and actions may result in greater market risk.

Class P shares [Member] | Counterparty Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Counterparty Risk.
 Many of the protections afforded to cleared transactions, such as the security afforded by transacting through a clearing house, might not be available in connection with certain over-the-counter transactions. Therefore, in those instances in which the Fund enters into certain over-the-counter transactions, the Fund will be subject to the risk that its direct counterparty will not perform its obligations under the transactions and that the Fund will sustain losses. However, recent regulatory developments require margin on certain uncleared over-the-counter transactions which may reduce, but not eliminate, this risk.

Class P shares [Member] | Special Situation Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Special Situation Investments Risk.
 The Fund may make investments in event-driven situations such as recapitalizations, financings, corporate and financial restructurings, acquisitions, divestitures, reorganizations or other situations in public or private companies that may provide the Fund with an opportunity to provide debt and/or equity financing, typically on a negotiated basis. The Investment Adviser will seek special situation investment opportunities with limited downside risk relative to their potential upside. These investments are complicated and an incorrect assessment of the downside risk associated with an investment could result in significant losses to the Fund.

Class P shares [Member] | Private Company Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Private Company Investments Risk.
 Private companies are not subject to SEC reporting requirements, are not required to maintain their accounting records in accordance with generally accepted accounting principles, and are not required to maintain effective internal controls over financial reporting. As a result, the Investment Adviser may not have timely or accurate information about the business, financial condition and results of operations of the private companies in which the Fund invests. There is risk that the Fund may invest on the basis of incomplete or inaccurate information, which may adversely affect the Fund’s investment performance. Private companies in which the Fund may invest may have limited financial resources, shorter operating histories, more asset concentration risk, narrower product lines and smaller market shares than larger businesses, which tend to render them more vulnerable to competitors’ actions and market conditions, as well as general economic downturns. These companies generally have less predictable operating results, may from time to time be parties to litigation, may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence, and may require substantial additional capital to support their operations, finance expansion or maintain their competitive position. These companies may have difficulty accessing the capital markets to meet future capital needs, which may limit their ability to grow or to repay their outstanding indebtedness upon maturity. In addition, the Fund’s investment also may be structured as pay-in-kind securities with minimal or no cash interest or dividends until the company meets certain growth and liquidity objectives. The securities of private portfolio companies are illiquid, making it difficult for the Fund to sell such investments.

Class P shares [Member] | Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Valuation Risk.
 Market prices may not be readily available for some of the Fund’s investments. The value of such securities is determined by fair valuations determined by the Board’s valuation designee pursuant to procedures governing the valuation of portfolio securities adopted by the Board. Proper valuation of such securities may require more reliance on the judgment of the Investment Adviser than for valuation of securities for which an active trading market exists.

Class P shares [Member] | Unsecured Debt, Including Mezzanine Debt [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Unsecured Debt, including Mezzanine Debt.
 The Fund’s unsecured debt investments, including mezzanine debt investments, generally will be subordinated to senior debt in the event of an insolvency. This may result in an above average amount of risk and loss of principal.

Class P shares [Member] | Non-investment Grade Fixed Income Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Non-Investment Grade Fixed Income Securities Risk.
 Non-investment grade fixed income securities and unrated securities of comparable credit quality (commonly known as “junk bonds”) are considered speculative and are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate or municipal developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less liquidity. The Fund may purchase the securities or obligations of issuers that are in default.

Class P shares [Member] | Structured Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Structured Securities.
 The Fund may invest in structured securities. Structured securities are securities whose value is determined by reference to changes in the value of specific currencies, securities, interest rates, commodities, indices or other financial indicators (the “Reference”) or the relative change in two or more References. Investments in structured securities may provide exposure to certain securities or markets in situations where regulatory or other restrictions prevent direct investments in such issuers or markets.
The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, changes in the interest rates or the value of the security at maturity may be a multiple of changes in the value of the Reference, effectively leveraging the Fund’s investments so that small changes in the value of the Reference may result in disproportionate gains or losses to the Fund. Consequently, structured securities may present a greater degree of market risk than many types of securities and maybe more volatile, less liquid and more difficult to price accurately than less complex securities. Structured securities are also subject to the risk that the issuer of the structured securities may fail to perform its contractual obligations. Certain issuers of structured products may be deemed to be investment companies as defined in the 1940 Act. As a result, the Fund’s investments in structured securities may be subject to the limits applicable to investments in other investment companies.
Structured securities are considered hybrid instruments because they are derivative instruments the value of which depends on, or is derived from or linked to, the value of an underlying asset, interest rate index or commodity. Commodity-linked notes are hybrid instruments because the principal and/or interest payments on those notes is linked to the value of the individual commodities, futures contracts or the performance of one or more commodity indices.
Structured securities include, but are not limited to, equity linked notes. An equity linked note is a note whose performance is tied to a single stock, a stock index or a basket of stocks. Equity linked notes combine the principal protection normally associated with fixed income investments with the potential for capital appreciation normally associated with equity investments. Upon the maturity of the note, the holder generally receives a return of principal based on the capital appreciation of the linked securities. Depending on the terms of the note, equity linked notes may also have a “cap” or “floor” on the maximum principal amount to be repaid to holders, irrespective of the performance of the underlying linked securities. For example, a note may guarantee the repayment of the original principal amount invested (even if the underlying linked securities have negative performance during the note’s term), but may cap the maximum payment at maturity at a certain percentage of the issuance price or the return of the underlying linked securities. Alternatively, the note may not guarantee a full return on the original principal, but may offer a greater participation in any capital appreciation of the underlying linked securities. The terms of an equity linked note may also provide for periodic interest payments to holders at either a fixed or floating rate. The secondary market for equity linked notes may be limited, and the lack of liquidity in the secondary market may make these securities difficult to dispose of and to value. Equity linked notes will be considered equity securities for purposes of the Fund’s investment objective and policies.

Class P shares [Member] | Cmbs Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
CMBS Risk.
Investing in CMBS entails various risks: credit risks, liquidity risks, interest rate risks, market risks, operations risks, structural risks, geographical concentration risks, basis risks and legal risks. Credit risk of CMBS arises primarily from the potential for losses due to delinquencies and defaults by the borrowers in payments on the underlying obligations and the risk that the servicer fails to perform. CMBS are subject to risks associated with their structure and execution, including the process by which principal and interest payments are allocated and distributed to investors, how credit losses affect the issuing vehicle and the return to investors in such CMBS, whether the collateral represents a fixed set of specific assets or accounts, whether the underlying collateral assets are revolving or closed-end, under what terms (including maturity of the CMBS) any remaining balance in the accounts may revert to the issuing entity and the extent to which the entity that is the actual source of the collateral assets is obligated to provide support to the issuing vehicle or to the investors in such CMBS. In addition, concentrations of CMBS of a particular type, as well as concentrations of CMBS issued or guaranteed by affiliated obligors, serviced by the same servicer or backed by underlying collateral located in a specific geographic region, may subject the CMBS to additional risk. CMBS are, generally, securities backed by obligations (including certificates of participation in obligations) that are principally secured by mortgages on real property or interests therein having a multifamily or commercial use, such as regional malls, other retail space, office buildings, industrial or warehouse properties, hotels, nursing homes and senior living centers. CMBS are subject to particular risks, including lack of standardized terms, shorter maturities than residential mortgage loans and payment of all or substantially all of the principal only at maturity rather than regular amortization of principal. Additional risks may be presented by the type and use of a particular commercial property. Special risks are presented by hospitals, nursing homes, hospitality properties and certain other property types. Commercial property values and net operating income are subject to volatility, which may result in net operating income becoming insufficient to cover debt service on the related mortgage loan. The repayment of loans secured by income-producing properties is typically dependent upon the successful operation of the related real estate project rather than upon the liquidation value of the underlying real estate. Furthermore, the net operating income from and value of any commercial property is subject to various risks, including changing interest rates and other developments impacting the commercial real estate market, such as changes in general or local economic conditions and/or specific industry segments, declines in real estate values, increases in real estate tax rates and other operating expenses, population shifts and other demographic changes, increasing vacancies (potentially for extended periods), reduced demand for commercial and office space as well as maintenance or tenant improvement costs and costs to convert properties for other uses, changes in governmental rules, regulations and fiscal policies, acts of God, terrorist threats and attacks, and social unrest and civil disturbances. These developments could result from, among other things, changing tastes and preferences (such as for remote work arrangements) as well as cultural, technological, global or local economic and market developments. In addition, changing interest rate environments and associated changes in lending standards and higher refinancing rates may adversely affect the commercial real estate and CMBS markets. The occurrence of any of the foregoing developments would likely increase default risk for the properties and loans underlying these investments as well as impact the value of, and income generated by, these investments. These developments could also result in reduced liquidity for CMBS and other real estate-related investments. In addition, the repayment of loans secured by income producing properties typically is dependent upon the successful operation of the related real estate project and the cash flow generated therefrom.
Legislative, regulatory and enforcement actions seeking to prevent or restrict foreclosures or providing forbearance relief to borrowers of residential mortgage loans may adversely affect the value of CMBS (e.g., the Coronavirus Aid, Relief, and Economic Security (CARES) Act). Legislative or regulatory initiatives by federal, state or local legislative bodies or administrative agencies, if enacted or adopted, could delay foreclosure or the exercise of other remedies, provide new defenses to foreclosure, or otherwise impair the ability of the loan servicer to foreclose or realize on a defaulted residential mortgage loan included in a pool of residential mortgage loans backing such residential CMBS. While the nature or extent of limitations on foreclosure or exercise of other remedies that may be enacted cannot be predicted, any such governmental actions that interfere with the foreclosure process or are designed to protect customers could increase the costs of such foreclosures or exercise of other remedies in respect of residential mortgage loans which collateralize CMBS held by the Fund, delay the timing or reduce the amount of recoveries on defaulted residential mortgage loans which collateralize CMBS held by the Fund, and consequently, could adversely impact the yields and distributions the Fund may receive in respect of its ownership of CMBS collateralized by residential mortgage loans.

Class P shares [Member] | Other Investment Companies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Other Investment Companies Risk.
 By investing in other investment companies (including ETFs) indirectly through the Fund, investors will incur a proportionate share of the expenses of the other investment companies held by the Fund (including operating costs and investment management fees) in addition to the fees and expenses regularly borne by the Fund. In addition, the Fund will be affected by the investment policies, practices and performance of such investment companies in direct proportion to the amount of assets the Fund invests therein.

Class P shares [Member] | Restricted And Illiquid Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Restricted and Illiquid Investments Risk.
 The Fund may invest in illiquid investments, which are investments that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may purchase Rule 144A Securities for which there is a secondary market of qualified institutional buyers, as defined in Rule 144A promulgated under the Securities Act. Rule 144A provides an exemption from the registration requirements of the Securities

Act for the resale of certain restricted securities to qualified institutional buyers. Investing in Rule 144A Securities may decrease the liquidity of the Fund’s portfolio to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities. The purchase price and subsequent valuation of restricted and illiquid investments normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.
Investments purchased by the Fund, particularly debt securities and over-the-counter traded instruments that are liquid at the time of purchase, may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions. Domestic and foreign markets are becoming more and more complex and interrelated, so that events in one sector of the market or the economy, or in one geographical region, can reverberate and have negative consequences for other market, economic or regional sectors in a manner that may not be reasonably foreseen. With respect to over-the-counter traded securities, the continued viability of any over-the-counter secondary market depends on the continued willingness of dealers and other participants to purchase the instruments.
In cases where no clear indication of the value of the Fund’s portfolio instruments is available, the portfolio instruments will be valued at their fair value according to the valuation procedures approved by the Board. These cases include, among others, situations where a security or other asset or liability does not have a price source.

Class P shares [Member] | Stock Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Stock Risk
.
 Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future. Stock prices may fluctuate from time to time in response to the activities of individual companies and in response to general market and economic conditions. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments, and the stock prices of such companies may suffer a decline in response.

Class P shares [Member] | Preferred Stock Warrants And Stock Purchase Rights [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Preferred Stock, Warrants and Stock Purchase Rights.
 The Fund may invest in preferred stock, warrants and stock purchase rights (or “rights”). Preferred stocks are securities that represent an ownership interest providing the holder with claims on the issuer’s earnings and assets before common stock owners but after bond owners. Unlike debt securities, the obligations of an issuer of preferred stock, including dividend and other payment obligations, may not typically be accelerated by the holders of such preferred stock on the occurrence of an event of default or other non-compliance by the issuer of the preferred stock. Warrants and other rights are options to buy a stated number of shares of common stock at a specified price at any time during the life of the warrant or right. The holders of warrants and rights have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

Class P shares [Member] | Convertible Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Convertible Securities Risk
.
 The market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock or other security. A unique feature of convertible securities is that as the market price of the underlying security declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying security. When the market price of the underlying security increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying security.

Class P shares [Member] | Call Prepayment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Call/Prepayment Risk
.
 An issuer could exercise its right to pay principal on an obligation held by the Fund (such as a mortgage-backed security) earlier than expected. This may happen when there is a decline in interest rates, when credit spreads change, or when an issuer’s credit quality improves.

Under these circumstances, the Fund may be unable to recoup all of its initial investment and will also suffer from having to reinvest in lower yielding securities.

Class P shares [Member] | Credit Default Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Credit/Default Risk
.
 An issuer or guarantor of fixed income securities or instruments held by the Fund (which may have low credit ratings) may default on its obligation to pay interest and repay principal or default on any other obligation. The credit quality of the Fund’s portfolio securities or instruments may meet the Fund’s credit quality requirements at the time of purchase but then deteriorate thereafter, and such a deterioration can occur rapidly. In certain instances, the downgrading or default of a single holding or guarantor of the Fund’s holding may impair the Fund’s liquidity and have the potential to cause significant deterioration in NAV. These risks are heightened in market environments where interest rates are rising as well as in connection with the Fund’s investments in non-investment grade fixed income securities.

Class P shares [Member] | Extension Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Extension Risk
.
 An issuer could exercise its right to pay principal on an obligation held by the Fund (such as a mortgage-backed security) later than expected. This may happen when there is a rise in interest rates. Under these circumstances, the value of the obligation will decrease, and the Fund will also suffer from the inability to reinvest in higher yielding securities.

Class P shares [Member] | Libor Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
LIBOR Risk.
The Fund’s investments, payment obligations and financing terms may be based on floating rates, such as Secured Overnight Financing Rate (“SOFR”), a term SOFR rate published by CME Group Benchmark Administration Limited (CBA) calculated using certain derivatives markets (“Term SOFR”), another rate determined using SOFR values, Euro Interbank Offered Rate (“EURIBOR”) and other similar types of reference rates (each, a “Reference Rate”). All settings of London Interbank Offer Rate (“LIBOR”) have ceased to be published and the Fund has transitioned to successor or alternative reference rates as necessary. The termination of LIBOR and any additional regulatory or market changes may have an adverse impact on the Fund’s investments, performance or financial condition. To identify a successor rate for US dollar LIBOR, the Alternative Reference Rates Committee (“ARRC”), a U.S.-based group convened by the Federal Reserve Board and the Federal Reserve Bank of New York, was formed. The ARRC has identified SOFR as its preferred alternative rate for LIBOR. SOFR is a measure of the cost of borrowing cash overnight, collateralized by the U.S. Treasury securities, and is based on directly observable U.S. Treasury-backed repurchase transactions. On July 29, 2021, the ARRC also formally recommended the use of forward-looking Term SOFR rates published by CME Group Benchmark Administration Limited (CBA). The Investment Adviser expects that a substantial portion of future floating rate investments will be linked to SOFR, Term SOFR or another rate determined using SOFR. At this time, it is not possible to predict the effect of the transition to any of these reference rates. This transition and any additional regulatory or market changes may have an adverse impact on the Fund’s investments, performance or financial condition.

Class P shares [Member] | Mid-cap And Small-cap Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Mid-Cap and Small-Cap Risk
.
 The securities of mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price. Both mid-capitalization and small-capitalization companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio. Generally, the smaller the company size, the greater these risks become.

Class P shares [Member] | Ipo Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
IPO Risk
.
 The market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments could have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance will likely decline, which could reduce the Fund’s performance.

Class P shares [Member] | Pre-IPO Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Pre-IPO Investments Risk
.
 Pre-IPO companies typically have limited operating histories, narrower, less established product lines and smaller market shares than larger businesses, which tend to render them more vulnerable to competitors’ actions, market conditions and consumer sentiment in respect of their products or services, as well as general economic downturns. Such companies may experience operating losses, which may be substantial, and there can be no assurance when or if such companies will operate at a profit. At the time of the Fund’s investment, there is generally little publicly available information about these businesses since they are primarily privately owned and the Fund may only have access to the company’s actual financial results as of and for the most recent quarter end or, in certain cases, the quarter end preceding the most recent quarter end. There can be no assurance that the information that the Fund does obtain with respect to any investment is reliable. Pre-IPO companies may have limited financial resources and may be unable to meet their obligations under their existing credit facilities (to the extent that such facilities exist), which may lead to equity financings, possibly at discounted valuations, in which the Fund could be substantially diluted if the Fund does not, or cannot, participate in such financings. Failing to meet such obligations may also lead to bankruptcy or liquidation and may result in a reduction in value or loss of the Fund’s investment. Pre-IPO companies are more likely to depend on the management talents and efforts of a small group of persons; therefore, the death, disability, resignation or termination of one or more of these persons could have a material adverse impact on the company and, in turn, on the Fund. Continued global economic uncertainty could also result in investors becoming more risk-averse, which in turn could reduce the amount of growth capital available to the companies from both existing and new investors, could adversely affect their operating performance, and could delay liquidity paths (for example, an IPO or strategic sale/merger) for the companies. It may be difficult for the Fund to sell these investments, subjecting the Fund to liquidity risk. The securities of private portfolio companies are illiquid, and the inability of these portfolio companies to complete an IPO within the targeted time frame will extend the holding period of the Fund’s investments and may adversely affect the value of these investments.

Class P shares [Member] | Global Financial Markets Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Global Financial Markets Risk.
 Global economies and financial markets are becoming increasingly interconnected and political and economic conditions (including recent instability and volatility) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by the Fund may experience significant declines in the value of their assets and even cease operations. Such conditions and/or events may not have the same impact on all types of securities and may expose the Fund to greater market or liquidity risk or cause difficulty in valuing portfolio instruments held by the Fund. This could cause the Fund to underperform other types of investments.
The severity or duration of such conditions and/or events may be affected by policy changes made by governments or quasi-governmental organizations. Recent instability in the financial markets has led governments across the globe to take a number of unprecedented actions designed to support the financial markets. Future government regulation and/or intervention may also change the way in which the Fund is regulated and could limit or preclude the Fund’s ability to achieve its investment objective. For example, one or more countries that have adopted the euro may abandon that currency and/or withdraw from the EU, which could disrupt markets and affect the liquidity and value of the Fund’s investments, regardless of whether the Fund has significant exposure to European markets. In addition, governments or their agencies may acquire distressed assets from financial institutions and acquire ownership interests in those institutions, which may affect the Fund’s investments in ways that are unforeseeable.
In addition, in the U.S., total public debt as a percentage of gross domestic product has grown rapidly since the beginning of the financial downturn. High levels of national debt may raise concerns that the U.S. government will be unable to pay investors at maturity, may cause declines in currency valuations and may prevent the U.S. government from implementing effective fiscal policy.

Class P shares [Member] | Swaps Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Swaps Risk.
 The use of swaps is a highly specialized activity which involves investment techniques, risk analyses and tax planning different from those associated with ordinary portfolio securities transactions. The Fund’s transactions in swaps may be significant. These transactions can result in sizeable realized and unrealized capital gains and losses relative to the gains and losses from the Fund’s direct investments in securities and short sales.
Transactions in swaps can involve greater risks than if the Fund had invested in securities directly since, in addition to general market risks, swaps may be leveraged and subject to illiquidity risk, counterparty risk, credit risk, pricing risk, operational risk and legal risk. Regulators also may impose limits on an entity’s or group of entities’ positions in certain swaps. However, certain risks are reduced (but not eliminated) if the Fund invests in cleared swaps, which are transacted through a futures clearing merchant and cleared through a clearinghouse that serves as a central counterparty. Because uncleared bilateral swap agreements are two-party contracts and because they may have terms of greater than seven days, these swaps may be considered to be illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap (including any margin the Fund may have posted in connection with establishing the swap position) in the event of the default or bankruptcy of a swap counterparty. Many swaps are complex and valued subjectively. Swaps and other derivatives may also be subject to pricing or “basis” risk, which exists when the price of a particular derivative diverges from the price of corresponding cash market instruments. Under certain market conditions it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity.
If a swap transaction is particularly large or if the relevant market is illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses.
The value of swaps can be very volatile, and a variance in the degree of volatility or in the direction of securities prices from the Investment Adviser’s expectations may produce significant losses in the Fund’s investments in swaps. In addition, a perfect correlation between a swap and a security position may be impossible to achieve. As a result, the Investment Adviser’s use of swaps may not be effective in fulfilling the Investment Adviser’s investment strategies and may contribute to losses that would not have been incurred otherwise.

Class P shares [Member] | Futures Contracts And Options And Swaps On Futures Contracts [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Futures Contracts and Options and Swaps on Futures Contracts.
 Futures contracts are standardized, exchange-traded contracts that provide for the sale or purchase of a specified financial instrument or currency at a future time at a specified price. An option on a futures contract gives the purchaser the right (and the writer of the option the obligation) to assume a position in a futures contract at a specified exercise price within a specified period of time. A swap on a futures contract provides an investor with the ability to gain economic exposure to a particular futures market; however, unlike a futures contract that is exchange-traded, a swap on a futures contract is an over-the-counter transaction. A futures contract may be based on particular securities, foreign currencies, securities indices and other financial instruments and indices. The Fund may engage in futures transactions on U.S. and foreign exchanges.
The Fund may, to the extent consistent with its investment policies, purchase and sell futures contracts, purchase and write call and put options on futures contracts and enter into swaps on futures contracts, in order to seek to increase total return or to hedge against changes in interest rates, securities prices or currency exchange rates, or to otherwise manage its term structure, sector selection and duration in accordance with its investment objective and policies. The Fund may also enter into closing purchase and sale transactions with respect to such contracts and options.
Futures contracts and related options and swaps present the following risks:

•
While the Fund may benefit from the use of futures and options and swaps on futures, unanticipated changes in interest rates, securities prices or currency exchange rates may result in poorer overall performance than if the Fund had not entered into any futures contracts, options transactions or swaps.

•
Because perfect correlation between a futures position and a portfolio position that is intended to be protected is impossible to achieve, the desired protection may not be obtained and the Fund may be exposed to additional risk of loss.

•
The loss incurred by the Fund in entering into futures contracts and in writing call options and entering into swaps on futures is potentially unlimited and may exceed the amount of the premium received.

•	Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s NAV.

•	As a result of the low margin deposits normally required in futures trading, a relatively small price movement in a futures contract may result in substantial losses to the Fund.

•	Futures contracts and options and swaps on futures may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day.

•	Foreign exchanges may not provide the same protection as U.S. exchanges.

Class P shares [Member] | When-Issued Securities And Forward Commitments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
When-Issued Securities and Forward Commitments.
 The Fund may purchase when-issued securities and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. When-issued securities are securities that have been authorized, but not yet issued. When-issued securities are purchased in order to secure what is considered to be an advantageous price or yield to the Fund at the time of entering into the transaction. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period.
The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although the Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement if the Investment Adviser deems it appropriate.

Class P shares [Member] | Repurchase Agreements1 [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Repurchase Agreements.
 Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. The Fund may enter into repurchase agreements with eligible counterparties which furnish collateral at least equal in value or market price to the amount of their repurchase obligation. The collateral may consist of any type of security in which the Fund is eligible to invest directly. Repurchase agreements involving obligations other than U.S. Government Securities may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty’s insolvency.
If the other party or “seller” defaults, the Fund might suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of bankruptcy of the seller, the Fund could suffer additional losses if a court determines that the Fund’s interest in the collateral is not enforceable.
The Fund, together with other registered investment companies having advisory agreements with the Investment Adviser or any of its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.

Class P shares [Member] | Reverse Repurchase Agreements [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Reverse Repurchase Agreements.
Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement by the Fund to repurchase the securities at a mutually agreed upon date and price (including interest). Reverse repurchase agreements may be entered into when the Investment Adviser expects that the return to be earned from the investment of the transaction proceeds will be greater than the related interest expense. Reverse repurchase agreements involve leveraging. If the securities held by the Fund decline in value while these transactions are outstanding, the NAV of the Fund’s outstanding shares will decline in value proportionately more than the decline in value of the securities. In addition, reverse repurchase agreements involve the risk that the investment return earned by the Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by the Fund will decline below the price the Fund is obligated to pay to repurchase the securities, and that the securities may not be returned to the Fund.
Under SEC requirements, the Fund needs to aggregate the amount of indebtedness associated with its reverse repurchase agreements and similar financing transactions with the aggregate amount of any other senior securities representing indebtedness (e.g., borrowings, if applicable) when calculating the Fund’s asset coverage ratio or treat all such transactions as derivatives transactions for purposes of Rule 18f-4 under the 1940 Act.
If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. Also, the Fund would bear the risk of loss to the extent that the proceeds of the reverse repurchase agreement are less than the value of the securities subject to such agreement.
With respect to any reverse repurchase agreement or similar transaction, the Fund’s Managed Assets shall include any proceeds from the sale of an asset of the Fund to a counterparty in such a transaction, in addition to the value of the underlying asset as of the relevant measuring date.

Class P shares [Member] | ESG Integration Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
ESG Integration Risk.
 The Investment Adviser employs a fundamental investment process that may integrate ESG factors with traditional fundamental factors. The relevance and weightings of specific ESG factors to or within the fundamental investment process varies across asset classes, sectors and strategies and no one factor or consideration is determinative. When integrating ESG factors into the investment process, the Investment Adviser may rely on third-party data that it believes to be reliable, but it does not guarantee the accuracy of such third-party data. ESG information from third-party data providers may be incomplete, inaccurate or unavailable, which may adversely impact the investment process. Moreover, ESG information, whether from an external and/or internal source, is, by nature and in many instances, based on a qualitative and subjective assessment. An element of subjectivity and discretion is therefore inherent to the interpretation and use of ESG data. The process for conducting ESG assessments and implementation of ESG views in client/fund portfolios, including the format and content of such analysis and the tools and/or data used to perform such analysis, may also vary among the Investment Adviser’s portfolio management teams. While the Investment Adviser believes that the integration of material ESG factors into the Fund’s investment process has the potential to identify financial risks and contribute to the Fund’s long-term performance, ESG factors may not be considered for each and every investment decision, and there is no guarantee that the integration of ESG factors will result in better performance. Investors can differ in their views of what constitutes positive or negative ESG characteristics. Moreover, the current lack of common standards may result in different approaches to integrating ESG factors. As a result, the Fund may invest in companies that do not reflect the beliefs and values of any particular investor. The Investment Adviser’s approach to ESG integration may evolve and develop over time, both due to a refinement of investment decision-making processes to address ESG factors and risks, and because of legal and regulatory developments.

Class P shares [Member] | Cybersecurity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Cybersecurity Risk.
 The Fund may be susceptible to operational and information security risks resulting from cyber-attacks. Cyber-attacks include, among others, stealing or corrupting confidential information and other data that is maintained online or digitally for financial gain, denial-of-service attacks on websites causing operational disruption, and the unauthorized release of confidential information and other data. Cyber-attacks have the ability to cause significant disruptions and impact business operations; to result in financial losses; to prevent shareholders from transacting business; to interfere with the Fund’s calculation of NAV; and to lead to violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs and/or additional compliance costs. Cyber-attacks affecting the Fund or its Investment Adviser, custodian, Transfer Agent, or other third-party service providers may adversely impact the Fund and its shareholders.

Class P shares [Member] | Banking Sector Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Banking Sector Risk.
 U.S. and global markets recently have experienced increased volatility, including as a result of the recent failures of certain U.S. and non-U.S. banks, which could be harmful to the Fund and issuers in which it invests. For example, if a bank in which the Fund or issuer has an account fails, any cash or other assets in bank accounts may be temporarily inaccessible or permanently lost by the Fund or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to the Fund or an issuer fails, the Fund or the issuer could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms. Even if banks used by issuers in which the Fund invests remain solvent, continued volatility in the banking sector could cause or intensify an economic recession, increase the costs of banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Conditions in the banking sector are evolving, and the scope of any potential impacts to the Fund and issuers, both from market conditions and also potential legislative or regulatory responses, are uncertain. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking industry or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Fund and issuers in which it invests.

Class P shares [Member] | Securities Lending Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Securities Lending Risk
. The Fund may engage in securities lending. The Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Class P shares [Member] | Interest Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Interest Rate Risk
.
 When interest rates increase, fixed income securities or instruments held by the Fund (which may include inflation protected securities) will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance to the extent the Fund is exposed to such interest rates and/or volatility. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. Funds with longer average portfolio durations will generally be more sensitive to changes in interest rates than funds with a shorter average portfolio duration. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.
It is difficult to predict the magnitude, timing or direction of interest rate changes and the impact these changes will have on the markets in which the Fund invests.

Class P Shares Repurchased [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	$ 19	[9]
Expense Example, Years 1 to 3	59	[9]
Expense Example, Years 1 to 5	101	[9]
Expense Example, Years 1 to 10	$ 220	[9]

[1]	While Class I Shares do not impose a front-end sales charge, if you purchase Class I Shares through certain Intermediaries, they may directly charge you transaction or other fees in such amount as they may determine. Please consult your Intermediary for additional information. For a description of the sales load and of other compensation paid to the Distributor by the Fund, see “Shareholder Guide.”
[2]	The expenses of administering the Fund’s Dividend Reinvestment Plan are part of the transfer agency fee (which is included in “Other Operating Expenses”).
[3]	Purchases of the Fund’s Class A Shares of $1 million or more may be subject to a maximum deferred sales charge of 1.00% on shares tendered for repurchase within 18 months. Purchases of the Fund’s Class A Shares of less than $1 million are not subject to a deferred sales charge.
[4]	The Fund pays a management fee to the Investment Adviser in an annual amount equal to 1.25% of the Fund’s average daily net assets.
[5]	These expenses represent an estimate of interest payments the Fund expects to incur in connection with its credit facilities during its current fiscal year (and thus may change significantly over time) and includes undrawn commitment fees. The Fund currently borrows under margin loan agreements with JPMorgan Chase Bank and with The Bank of Nova Scotia. See “Principal Risks of the Fund—Borrowing” and “Leverage.”
[6]	“Acquired Fund Fees and Expenses” include the fees and expenses of underlying investment companies in which the Fund invests, including private investment companies traditionally referred to as hedge funds or private equity funds. Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year and may change significantly over time. Fees and expenses associated with investments in structured finance vehicles or investment companies not traditionally referred to as “hedge funds” or “private equity funds”—including REITs, REOCs, and Private Real Estate Investment Funds—are not included in Acquired Fund Fees and Expenses above. Nevertheless, such fees and expenses are borne indirectly by the Fund and thus have the effect of reducing the Fund’s return. Acquired Fund Fees and Expenses reflect an underlying investment company’s operating expenses (i.e., management fees, performance-based fees or allocations, administration fees and professional and other direct, fixed fees and expenses). The indirect fees and expenses of the Private Real Estate Investment Funds typically range from 0.50% to 2.50% on an annual basis and include management fees, administration fees and professional and other direct, fixed fees and expenses of the Private Real Estate Investment Funds. Furthermore, certain Private Real Estate Investment Funds may charge investors (such as the Fund) incentive allocations or fees on performance exceeding a defined “hurdle rate.”
[7]	The Other Operating Expenses for the Fund include all other expenses incurred by the Fund. The Other Operating Expenses are based on estimated amounts for the Fund’s current fiscal year.
[8]	The Investment Adviser has agreed to reduce or limit “Other Operating Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, distribution and service fees, as applicable, taxes, interest, credit facility commitment fees, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.354% of the Fund’s average daily net assets attributed to such class through at least January 28, 2026, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.
[9]	The Example should not be considered a representation of future expenses. The example assumes that the estimated “Other Operating Expenses” set forth in the Estimated Annual Expenses table is accurate and that all dividends and distributions are reinvested at NAV. Actual expenses may be greater or less than those shown, and the Fund’s actual rate of return may be greater or less than the hypothetical 5% return assumed in the Example. In addition to the fees and expenses described above, you may also be required to pay transaction or other fees on the purchase of Class I shares, which are not reflected in the Example. The Example should not be considered a representation of future expenses, and actual expenses may be greater or less than those shown.